UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177938
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 30	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 917	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM Navigator New York 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2021.
The contracts described in this prospectus are only available in the state of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 104. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2

•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. Main Street Fund: Series II
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Global Resources Fund: Class S
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Adjusted Roll-up Income Benefit Base – The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner’s age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Current Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount.
Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the maximum amount that can be withdrawn during a calendar year without reducing the Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit Base by the applicable Lifetime Withdrawal Percentage. For purposes of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are currently available for new contracts.
Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
Original Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.

Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Rate Sheet Supplement – Supplements to the prospectus that we file periodically with the SEC to provide for and modify certain rates that are associated with various optional benefits available under the contract. The Rate Sheet Supplements disclose the Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and Interest Anniversary Rate that are currently available for new contracts.
Roll-up Crediting Period – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, beginning with the date the contract is issued, the Roll-up Crediting Period is the maximum period of time that the Roll-up Interest Rate will apply for. The Rate Sheet Supplement discloses the Roll-up Crediting Periods that are currently available for new contracts.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base. The Rate Sheet Supplement discloses the Roll-up Interest Rates that are currently available for new contracts. For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. Contracts issued pursuant to this prospectus cannot be issued as Tax Sheltered Annuities.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.

Page
Glossary of Special Terms	4
Contract Expenses	10
Underlying Mutual Fund Annual Expenses	12
Example	12
Synopsis of the Contracts	12
Surrenders/Withdrawals	13
Minimum Initial and Subsequent Purchase Payments	13
Dollar Limit Restrictions	13
Credits on Purchase Payments	14
Mortality and Expense Risk Charge	14
Administrative Charge	14
Contract Maintenance Charge	14
Contingent Deferred Sales Charge	14
Reduced CDSC Option ("Liquidity Option")	15
Optional Death Benefits	15
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max	15
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)	16
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)	16
Nationwide Lifetime Income Capture Option	17
Nationwide Lifetime Income Track Option	17
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max	18
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)	18
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)	18
Joint Option for the Nationwide Lifetime Income Capture Option	19
Joint Option for the Nationwide Lifetime Income Track Option	19
Charges for Optional Benefits	19
Underlying Mutual Fund Annual Expenses	19
Annuity Payments	19
Taxation	19
Death Benefit	20
Cancellation of the Contract	20
Condensed Financial Information	20
Financial Statements	20
Nationwide Life Insurance Company	20
Nationwide Investment Services Corporation	20
Investing in the Contract	20
The Variable Account and Underlying Mutual Funds	20
The Fixed Account	22
Beneficially Owned Contracts	23
Contacting the Service Center	24
The Contract in General	24
Risks Associated with COVID-19	25
Cybersecurity	25
Business Continuity Risks	26
Reservation of Rights	26
Distribution, Promotional, and Sales Expenses	27
Underlying Mutual Fund Service Fee Payments	27
Treatment of Unclaimed Property	28
Profitability	29
Contract Modification	29
Standard Charges and Deductions	29
Mortality and Expense Risk Charge	29
Administrative Charge	29
Contract Maintenance Charge	29
Contingent Deferred Sales Charge	29

Table of Contents (continued)
Page
Premium Taxes	31
Optional Contract Benefits, Charges, and Deductions	31
Reduced CDSC Option ("Liquidity Option")	31
One-Year Enhanced Death Benefit Option	31
Optional Living Benefits	32
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max	32
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)	41
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)	47
Nationwide Lifetime Income Capture Option	52
Nationwide Lifetime Income Track Option	62
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max	67
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)	69
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)	70
Joint Option for the Nationwide Lifetime Income Capture Option	71
Joint Option for the Nationwide Lifetime Income Track Option	72
Income Benefit Investment Options	74
Removal of Variable Account Charges	79
Ownership and Interests in the Contract	79
Contract Owner	79
Joint Owner	79
Contingent Owner	80
Annuitant	80
Contingent Annuitant	80
Co-Annuitant	80
Joint Annuitant	80
Beneficiary and Contingent Beneficiary	80
Changes to the Parties to the Contract	80
Operation of the Contract	81
Purchase Payment Credits	81
Pricing	82
Application and Allocation of Purchase Payments	83
Determining the Contract Value	83
Transfer Requests	84
Transfer Restrictions	84
Transfers Prior to Annuitization	86
Transfers After Annuitization	87
Right to Examine and Cancel	87
Surrender/Withdrawal Prior to Annuitization	87
Partial Withdrawals	87
Full Surrenders	88
Surrender/Withdrawal After Annuitization	88
Assignment	88
Contract Owner Services	89
Asset Rebalancing	89
Dollar Cost Averaging	89
Enhanced Fixed Account Dollar Cost Averaging	90
Dollar Cost Averaging for Living Benefits	90
Fixed Account Interest Out Dollar Cost Averaging	91
Systematic Withdrawals	91
Custom Choice Asset Rebalancing Service	92
Custom Portfolio Asset Rebalancing Service	93
Static Asset Allocation Model	94
Death Benefit	95
Death of Contract Owner	95
Death of Annuitant	95

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. The state or other governmental entities may charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by the applicable governmental entity, which is currently 0% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [1]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.10%
Administrative Charge	0.20%
Reduced CDSC Option ("Liquidity Option")[2] (assessed as an annualized percentage of Daily Net Assets)	0.50%
Total Variable Account Charges (including this option only)	1.80%
One-Year Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.50%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base3) (eligible applicants may purchase one living benefit rider)
Maximum Nationwide Lifetime Income Rider Plus Core Charge	1.50% [4]
Maximum Nationwide Lifetime Income Rider Plus Accelerated Charge	1.50% [4]
Maximum Nationwide Lifetime Income Rider Plus Max Charge	1.50% [4]
Maximum 7% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after July 1, 2020)	1.50% [4]
Maximum 5% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after June 1, 2020)	1.00% [4]
Maximum Nationwide Lifetime Income Capture Option Charge (no longer available for applications signed on or after June 1, 2020)	1.50% [4]
Maximum Nationwide Lifetime Income Track Option Charge (no longer available for applications signed on or after June 1, 2020)	1.50% [4]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge	0.40% [5]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Charge	0.40% [5]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Max Charge	0.40% [5]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after July 1, 2020)	0.40% [6]
Maximum Joint Option for the 5% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after June 1, 2020)	0.15% [7]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge (no longer available for applications signed on or after June 1, 2020)	0.40% [8]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge (no longer available for applications signed on or after June 1, 2020)	0.40% [8]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Administrative Charge (applicable to all contracts)	0.20%
Reduced CDSC Option ("Liquidity Option") Charge	0.50%
One-Year Enhanced Death Benefit Option Charge	0.20%
Maximum Nationwide Lifetime Income Rider Plus Core Charge	1.50% [9]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge	0.40% [9]
Maximum Possible Total Variable Account Charges	3.90% [10]

[1]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.
[2]	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
[3]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[4]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[5]	The Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max may only be elected if and when the corresponding optional living benefit (Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max) is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base. This charge is in addition to the charge for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max.
[6]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. This charge is in addition to the charge for the 7% Nationwide Lifetime Income Rider. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[7]	The Joint Option for the 5% Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the Joint Option for the 5% Nationwide Lifetime Income Rider.
[8]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected, and the Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Nationwide Lifetime Income Capture option or the Nationwide Lifetime Income Track option.
[9]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[10]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.41%	4.00%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge under the standard 7 year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (3.90%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.00%)	$1,561	$2,991	$4,305	$7,338	*	$2,491	$4,005	$7,338	$861	$2,491	$4,005	$7,338
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,184	$1,954	$2,728	$4,875	*	$1,454	$2,428	$4,875	$484	$1,454	$2,428	$4,875
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:

•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). A CDSC may apply to the withdrawal (see Contingent Deferred Sales Charge). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $10,000. For all other contract types, the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
If the Contract Owner elects the Liquidity Option, subsequent purchase payments are only permitted during the first Contract Year.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, or Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. The Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.
After the end of the contractual free look period, all PPCs are fully vested and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.

Reduced CDSC Option ("Liquidity Option")
The contract contains a standard seven-year CDSC schedule. In lieu of the standard seven-year CDSC schedule, an applicant may elect the Liquidity Option at the time of application. Election of the Liquidity Option replaces the contract’s standard seven-year CDSC schedule with a four-year CDSC schedule that expires four years from the contract issue date.
If the applicant elects the Liquidity Option, Nationwide will assess a charge equal to an annualized rate of 0.50% of the Daily Net Assets during the first four Contract Years in exchange for a reduced CDSC schedule. Subsequent purchase payments will only be permitted during the first Contract Year.
Optional Death Benefits
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max
The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max are available for applications signed on or after June 1, 2020. The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max optional living benefits provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for the duration of the applicable Roll-up Crediting Period, Nationwide will guarantee that the Current Income Benefit Base on the Contract Anniversary after the applicable Roll-up Crediting Period will be no less than the Original Income Benefit Base plus simple interest (simple interest is interest that is calculated and paid only on the premium payments deposited and not on previously earned interest) at the applicable Roll-up Interest Rate annually for each of those years. The Roll-up Interest Rate and Roll-up Crediting Period currently available to new contracts are disclosed in a Rate Sheet Supplement to the prospectus. For historical information, see Appendix F: Historical Rates, Periods, and Percentages. The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max optional living benefits are available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. Only one optional living benefit may be elected.
If the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max optional living benefits is 1.30% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the permitted investment options. The permitted investment options are more conservative than those that are not permitted, and help Nationwide manage the likelihood that Lifetime Withdrawals will be paid from Nationwide’s General Account. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max optional living benefits may exceed the benefit. Certain actions by the Contract Owner will terminate the elected optional benefit.

Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
For applications signed on or after July 1, 2020, the 7% Nationwide Lifetime Income Rider is no longer available for election. The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide Lifetime Income Rider.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For applications signed on or after June 1, 2020, the 5% Nationwide Lifetime Income Rider is no longer available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The 5% Nationwide Lifetime Income Rider is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 5% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
For applications signed on or after June 1, 2020, the Nationwide Lifetime Income Capture option is no longer available for election. The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option is elected.
If the applicant elects the Nationwide Lifetime Income Capture option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Capture option may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
For applications signed on or after June 1, 2020, the Nationwide Lifetime Income Track option is no longer available for election. The Nationwide Lifetime Income Track option is available under the contract at the time of application. After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals. Investment restrictions apply. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Capture option is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Track option may exceed the benefit.

An early withdrawal (a withdrawal taken from the contract prior to the Withdrawal Start Date) or withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option.
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max
The Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max (each the "Joint Option") are available for applications signed on or after June 1, 2020. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max, as applicable, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the corresponding optional living benefit is elected.
If the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for each of these Joint Options is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
For applications signed on or after July 1, 2020, the Joint Option is no longer available for election. The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
For applications signed on or after June 1, 2020, the Joint Option is no longer available for election. The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 5% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, there is no charge for the Joint Option. If this rider is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.

Joint Option for the Nationwide Lifetime Income Capture Option
For applications signed on or after June 1, 2020, the Joint Option is no longer available for election. The Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Capture option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Track Option
For applications signed on or after June 1, 2020, the Joint Option is no longer available for election. The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Liquidity Option will be assessed for four years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. The premium tax rate is currently 0% (see Premium Taxes and Appendix C: Contract Types and Tax Information).

Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefits option or a living benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max limit how Contract Value may be allocated to help Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments, and the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of underlying mutual funds available in connection with that option (see Income Benefit Investment Options).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. These obligations may include certain death benefits and living benefits as described in this prospectus. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited or purchased by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a beneficiary inherits a contract and continues that contract as a beneficial owner. A "purchased beneficially owned contract" is when a beneficiary purchases a new contract using a death benefit or contract value that the beneficiary inherited under a different annuity contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	Withdrawals under beneficially owned contracts are subject to applicable CDSC except when the withdrawals are made from a continued beneficially owned contract that is inherited as death benefit proceeds (as opposed to inherited contract value).

•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named, except that a purchased beneficially owned contract may name a Co-Annuitant if an optional death benefit is elected.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except with respect to statements relating to age, sex, and identity, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn. For contracts that have not elected the Liquidity Option, the standard CDSC schedule applies. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 1 by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.

Table 1
Standard CDSC Schedule
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
For contracts that have elected the Liquidity Option, the standard CDSC schedule is replaced with a reduced CDSC schedule. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 2 by the amount of purchase payments withdrawn.
Table 2
Liquidity Option CDSC Schedule
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values for which the applicable CDSC period has expired:
(a)	for those contracts without the Liquidity Option, purchase payments held for at least seven years from the date of allocation to the contract; and
(b)	for those contracts with the Liquidity Option, for any withdrawals after the end of the fourth Contract Year.
No CDSC applies to transfers between or among the various investment options in the contract.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Premium Taxes
The state or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. The premium tax rate is currently 0%. This rate is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants.
Reduced CDSC Option ("Liquidity Option")
For an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets, an applicant may elect the Liquidity Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with the Liquidity Option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until the end of the fourth Contract Year. Nationwide may realize a profit from the charge assessed for this option.
If the Liquidity Option is elected, subsequent purchase payments are only permitted during the first Contract Year.
Election of the Liquidity Option replaces the contract’s standard seven year CDSC schedule with a four year CDSC schedule. The Liquidity Option CDSC schedule applies as follows:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Under this option, CDSC will not exceed 7% of purchase payments withdrawn and no CDSC will be assessed on any withdrawal taken after the end of the fourth Contract Year.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
•	Nationwide Lifetime Income Rider Plus Core
•	Nationwide Lifetime Income Rider Plus Accelerated
•	Nationwide Lifetime Income Rider Plus Max
•	7% Nationwide Lifetime Income Rider (no longer available for election)
•	5% Nationwide Lifetime Income Rider (no longer available for election)
•	Nationwide Lifetime Income Capture option (no longer available for election)
•	Nationwide Lifetime Income Track option (no longer available for election)
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max
The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max (collectively, the "Nationwide L.inc Plus" or "Nationwide L.inc+" Riders) are substantially similar living benefits; however, the Nationwide L.inc Plus Riders offer distinct benefits based upon differences in the applicable Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or permitted investment options, as discussed herein.
The Nationwide L.inc Plus Riders provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts with applications signed on or after June 1, 2020, the Nationwide L.inc Plus Riders are available under the contract at the time of application. Only one optional living benefit may be elected. Once elected, the Nationwide L.inc Plus Riders are irrevocable. The Nationwide L.inc Plus Riders are not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for that Nationwide L.inc Plus Rider is elected, then the spouse may keep the applicable Nationwide L.inc Plus Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section.
Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Plus Riders is 1.30% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide L.inc Plus Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Investment Restrictions
Election of one of the Nationwide L.inc Plus Riders requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide L.inc Plus Riders as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc Plus Rider, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability in the United States economy. Nationwide will notify Contract Owners if subsequent purchase payments are no longer being accepted, and Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Rate Sheet Supplements for the Nationwide L.inc Plus Riders
For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which that Rate Sheet Supplement remains in effect. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177938).
For contracts with applications signed prior to the date of the prospectus, see Appendix F: Historical Rates, Periods, and Percentages.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Rate Sheet Supplements for the Nationwide L.inc Plus Riders.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period.
If a Non-Lifetime Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(bb)	After the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period.
If a Non-Lifetime Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)	After the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the duration of the Roll-up Crediting Period or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Plus Riders. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal

Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after a Nationwide L.inc Plus Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The applicable Lifetime Withdrawal Percentage is determined as follows:

(1)	Nationwide Lifetime Income Rider Plus Core – For the Nationwide Lifetime Income Rider Plus Core, the applicable Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. In contrast to the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, Nationwide Lifetime Income Rider Plus Core uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the contract.
(2)	Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max – For the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, two applicable Lifetime Withdrawal Percentages are used – the first that is applicable when the Contract Value is greater than $0, and the second that becomes applicable once the Contract Value reaches $0. Both of the applicable Lifetime Withdrawal Percentages (for Contract Value greater than $0, and once Contract Value reaches $0) are determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, and once established, will not change for the life of the contract.
The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Rate Sheet Supplements for the Nationwide L.inc Plus Riders.
For contracts that elect the Joint Option for that Nationwide L.inc Plus Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the corresponding Nationwide L.inc Plus Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the applicable Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the next calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31st). To determine the prorated Lifetime Withdrawal Amount, the number of calendar days from the date the contract was issued to the end of the calendar year is divided by 365, and then that result is multiplied by the non-prorated Lifetime Withdrawal Amount. For example, assume a contract is issued on July 1 and a Contract Owner elects to take the first Lifetime Withdrawal before December 31 of the same calendar year that the contract is issued. Also assume that at the time of the first Lifetime Withdrawal the non-prorated Lifetime Withdrawal Amount is $12,000. Here, the prorated Lifetime Withdrawal Amount would be $6,049 (184 days ÷ 365 days x $12,000).
The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
In addition, for the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, if the Contract Value reaches $0, the applicable Lifetime Withdrawal Percentage will switch from the Lifetime Withdrawal Percentage applicable when Contract Value is greater than $0 to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0, as established at the time of the first Lifetime Withdrawal. If the Contract Value reaches zero due to a Lifetime Withdrawal, or on any Contract Anniversary as a result of the Variable Account charges or the Nationwide L.inc Plus Rider charge, the Lifetime Withdrawal Percentage will not switch to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0 until the immediately subsequent calendar year.
The following is an example of the Contract Value reaching $0 due to a Lifetime Withdrawal, and the switching of the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Accelerated or Nationwide Lifetime Income Rider Plus Max:

Assume a Contract Owner purchases a contract on April 1, 2020 for $100,000. On April 1, 2023, assume the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$103,929
Roll-up Interest Rate:	6.00%
Current Income Benefit Base:	$118,000
Assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on January 1, 2024. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentages are 5.50% for Contract Value greater than $0 and 3.00% for once Contract Value reaches $0. Assuming no change to the Current Income Benefit Base from April 1, 2023, the Lifetime Withdrawal Amount would be $6,490 ($118,000 x 0.055).
Thereafter, assume the Contract Owner takes the full Lifetime Withdrawal Amount of $6,490 on January 1 of each calendar year.
On January 1, 2039, assume that the Contract Value is now $6,037. The Contract Owner can again take the full Lifetime Withdrawal Amount of $6,490 on January 1, 2039, which would then reduce the Contract Value to $0.
On January 1, 2040, assuming the Current Income Benefit Base is still $118,000, the new Lifetime Withdrawal Amount would be $3,540 ($118,000 x .03).
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Generally, each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Income Carryforward
The Nationwide L.inc Plus Riders include an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals.
The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year.
The following is an example of how the Income Carryforward privilege may apply:
Assume a Contract Owner purchases a contract on April 1, 2020 for $100,000, with a Roll-up Interest Rate of 6.00%. On April 1, 2021, assume the Current Income Benefit Base is $106,000 ($100,000 x 0.06). In May of 2021, assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on May 1, 2021. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentage is 4.00%. Assuming no change to the Current Income Benefit Base from April 1, 2020, the Lifetime Withdrawal Amount would be $4,240 ($106,000 x 0.04).

Thereafter, assume the following withdrawal activity:
	Withdrawal Activity	Before Withdrawal Processing		After Withdrawal Processing
	Lifetime Withdrawals	Income Carryforward Amount	Lifetime Withdrawal Amount	Income Carryforward Amount	Lifetime Withdrawal Amount
May 1, 2021	$3,000	$ 0	$4,240	$ 0	$1,240	The portion of the Lifetime Withdrawal Amount not taken in 2021 is the Income Carryforward amount for 2022.
January 1, 2022		--	--	$1,240	$4,240
March 1, 2022	$1,000	$1,240	$4,240	$ 240	$4,240	Lifetime Withdrawals first reduce any available Income Carryforward amount.
July 1, 2022	$4,000	$ 240	$4,240	$ 0	$ 480	The Income Carryforward amount can be taken in one or multiple withdrawals during the year.
January 1, 2023		--	--	$ 480	$4,240
June 1, 2023	$4,720	$ 480	$4,240	$ 0	$ 0	The entire Lifetime Withdrawal Amount is taken in 2023, so there is no Income Carryforward amount for 2024.
January 1, 2024		--	--	$ 0	$4,240
February 1, 2024	$3,000	$ 0	$3,000	$ 0	$1,240	The portion of the Lifetime Withdrawal Amount not taken in 2024 is the Income Carryforward amount for 2025.
January 1, 2025		--	--	$1,240	$4,240
December 31, 2025	$1,000	$1,240	$4,240	$ 240	$4,240	The Income Carryforward amount is forfeited if not withdrawn in the calendar year in which it is available.
January 1, 2026		--	--	$4,240	$4,240
September 1, 2026	$2,000	$4,240	$4,240	$2,240	$4,240
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base.
The Nationwide L.inc Plus Riders will automatically terminate if an excess withdrawal reduces the Current Income Benefit Base to $0. For example, if the Current Income Benefit Base is $50,000, the Contract Value is $60,000, the Lifetime Withdrawal Amount is $5,000, there is no Income Carryforward amount available, and a withdrawal of $55,000 is taken, then $50,000 of the amount withdrawn is an excess withdrawal ($55,000-$5,000). As a result, the Current Income Benefit Base of $50,000 is reduced by $50,000 (the dollar amount of the excess withdrawal), which is the greater of $50,000 or $45,455 [[$50,000/($60,000-$5,000)] x $50,000], and therefore the rider terminates as the Current Income Benefit Base would be reduced to $0.

RMD Privilege
In addition, currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request, or will be at least age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020) in the calendar year that the RMD privilege would first apply;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the applicable Nationwide L.inc Plus Rider changes.
In the event the current charge for, or the list of permitted investment options of the applicable Nationwide L.inc Plus Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide notice to the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the applicable Nationwide L.inc Plus Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the applicable Nationwide L.inc Plus Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Plus Rider by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, the elected Nationwide L.inc Plus Rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Plus Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the Nationwide L.inc Plus Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.

For contracts with the Joint Option for the Nationwide L.inc Plus Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Plus Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Plus Riders is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the Nationwide L.inc Plus Riders
Upon termination of the Nationwide L.inc Plus Riders, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc Plus Rider will terminate. In the following instances, the Nationwide L.inc Plus Riders will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	A full surrender of the contract.
Other Important Considerations
The Nationwide L.inc Plus Riders are designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc Plus Riders will be reduced, potentially significantly, if the Contract Owner takes excess withdrawals or a Non-Lifetime Withdrawal.
Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide may be reduced due to the investment restrictions imposed on the Nationwide L.inc Plus Riders.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. Note: While the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max provide for a higher applicable Lifetime Withdrawal Percentage when Contract Value is greater than $0, these riders can more quickly reduce your Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.

Availability
For applications signed on or after July 1, 2020, the 7% Nationwide Lifetime Income Rider is no longer available for election. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.

Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(bb)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:

(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
See Appendix F: Historical Rates, Periods, and Percentages for the 7% Nationwide L.inc Rider’s Lifetime Withdrawal Percentages. The Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the 7% Nationwide L.inc Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.

The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Upon termination of the 7% Nationwide L.inc Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 7% L.inc Rider will terminate. In the following instances, the 7% Nationwide L.inc Rider will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	a full surrender of the contract.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For applications signed on or after June 1, 2020, the 5% Nationwide Lifetime Income Rider is no longer available for election. The 5% Nationwide Lifetime Income Rider is only available under the contract at the time of application. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.50%	4.50%	5.50%
For contracts that elect the 5% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)).

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 5% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:

First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 5% Nationwide Lifetime Income Rider
Upon termination of the 5% Nationwide Lifetime Income Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 5% Lifetime Income Rider will terminate. In the following instances, the 5% Nationwide Lifetime Income Rider will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	a full surrender of the contract.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
For applications signed on or after June 1, 2020, the Nationwide Lifetime Income Capture option is no longer available for election. Once elected, the Nationwide Lifetime Income Capture option is irrevocable. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option is elected.
Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Nationwide Lifetime Income Capture Investment Restrictions
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
For the first Option Year, the Roll-up Interest Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively.
For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed (or if the transaction is subject to the State of New York’s Regulation No. 60, then the date the required step 1 forms are signed and in good order); and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
For contracts with applications signed on or after March 15, 2016, the Roll-up Interest Rate will not be less than 5.00% nor greater than 10.00%. For contracts with applications signed before March 15, 2016, the Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.

In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date).
For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows:
(1)	if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or
(2)	if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows:
(1)	if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or
(2)	if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date).
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date.
If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.

Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:

(aa)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Purchase Payment Credits submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.

For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.
A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change except as a result of the following:
•	an automatic reset (discussed later in this provision);
•	the Attained Age Income Benefit Base calculation (discussed later in this provision); or
•	the Contract Owner:
❍	takes excess withdrawals;
❍	submits additional purchase payments; or
❍	elects a reset opportunity (discussed later in this provision).
As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
See Appendix F: Historical Rates, Periods, and Percentages for the Nationwide Lifetime Income Capture option’s Lifetime Withdrawal Percentages. The Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.

On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary, or
Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Purchase Payment Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary.
See Appendix F: Historical Rates, Periods, and Percentages for the Nationwide Lifetime Income Capture option’s Attained Age Lifetime Withdrawal Percentages. The Attained Age Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.
The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:

(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Capture Option
Upon termination of the Nationwide Lifetime Income Capture Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Capture Option will terminate. In the following instances, the Nationwide Lifetime Income Capture Option will automatically terminate:

(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	A full surrender of the contract.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
For applications signed on or after June 1, 2020, the Nationwide Lifetime Income Track option is no longer available for election. Once elected, the Nationwide Lifetime Income Track option is irrevocable. The Nationwide Lifetime Income Track option is available under the contract at the time of application. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Capture option is elected.
Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Track Investment Restrictions
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).

Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value

If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals.
Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.

RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.
This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track Option
Upon termination of the Nationwide Lifetime Income Track Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Track Option will terminate. In the following instances, the Nationwide Lifetime Income Track Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	A full surrender of the contract.
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max
The Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max (each the "Joint Option") are available for applications signed on or after June 1, 2020. At the time the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max is elected (at time of application), the Contract Owner may elect the Joint Option (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the corresponding Nationwide L.inc Plus Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Plus Rider will be that of the younger spouse.

The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Plus Rider.
The Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Rate Sheet Supplements for the Nationwide L.inc Plus Riders.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Plus Riders. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.

Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. For applications signed on or after July 1, 2020, the Joint Option is no longer available for election.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
See Appendix F: Historical Rates, Periods, and Percentages for the Joint Option’s Lifetime Withdrawal Percentages. The Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:

(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available for election if and when the 5% Nationwide Lifetime Income Rider is elected. For applications signed on or after June 1, 2020, the Joint Option is no longer available for election.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 5% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.00%	4.00%	5.00%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.

Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Capture Option
For applications signed on or after June 1, 2020, the Joint Option is no longer available for election. At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option.
See Appendix F: Historical Rates, Periods, and Percentages for the Joint Option’s Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages. The Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract.
To be eligible for the Joint Option, the following conditions must be met:

(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Track Option
For applications signed on or after June 1, 2020, the Joint Option is no longer available for election. At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.

If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:

(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, and unless the Custom Choice Asset Rebalancing Service is elected, only certain investment options are available to Contract Owners that elect the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
Nationwide Lifetime Income Rider Plus Core
•	Custom Choice Asset Rebalancing Service
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Moderate Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)
•	Static Asset Allocation Models - American Funds Managed Moderate Option (40% NVIT - NVIT Managed American Funds Growth-Income Fund, 40% NVIT - NVIT Managed American Funds Asset Allocation Fund and 20% NVIT - NVIT American Funds Bond Fund)

•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Moderate Option (60% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II and 40% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II)
•	Static Asset Allocation Models – BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Moderate Option (40% Fidelity VIP Growth & Income Portfolio - Service Class 2, 30% Fidelity VIP Balanced Portfolio - Service Class 2 and 30% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Moderate Option (40% NVIT - NVIT J.P.Morgan Disciplined Equity Fund, 40% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund and 20% JPMorgan Insurance Trust Core Bond Portfolio)
Nationwide Lifetime Income Rider Plus Core (The following static asset allocation models are only available in contracts for applications signed before July 1, 2020)
•	Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - NVIT American Funds Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P. Morgan U.S. Equity Fund: Class II)
Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max
•	Custom Choice Asset Rebalancing Service
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Moderate Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)
•	Static Asset Allocation Models - American Funds Managed Moderate Option (40% NVIT - NVIT Managed American Funds Growth-Income Fund, 40% NVIT - NVIT Managed American Funds Asset Allocation Fund and 20% NVIT - NVIT American Funds Bond Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Moderate Option (60% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II and 40% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II)
•	Static Asset Allocation Models – BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Moderate Option (40% Fidelity VIP Growth & Income Portfolio - Service Class 2, 30% Fidelity VIP Balanced Portfolio - Service Class 2 and 30% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Moderate Option (40% NVIT - NVIT J.P.Morgan Disciplined Equity Fund, 40% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund and 20% JPMorgan Insurance Trust Core Bond Portfolio)
Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max (The following static asset allocation models are only available in contracts for applications signed before July 1, 2020)
•	Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - NVIT American Funds Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P. Morgan U.S. Equity Fund: Class II)
7% Nationwide Lifetime Income Rider or 5% Nationwide Lifetime Income Rider
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - NVIT American Funds Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P. Morgan U.S. Equity Fund: Class II)
Nationwide Lifetime Income Capture Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - NVIT American Funds Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)

•	Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P. Morgan U.S. Equity Fund: Class II)
Nationwide Lifetime Income Track Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - NVIT American Funds Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)

•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P. Morgan U.S. Equity Fund: Class II)
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Liquidity Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.80% for the first four Contract Years. At the end of that period, the charge associated with the Liquidity Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.30%. Thus, the Liquidity Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.80% will have a lower unit value than Sub-Account X with charges of 1.30% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);

•	joint owner;
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the beneficiary in order to receive the benefit of the option or feature. Changes to the beneficiary may result in the termination or loss of benefit of these options or features. Further, changes to the beneficiary may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating beneficiary to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. The Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.
After the end of the contractual free look period, all PPCs are fully vested and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any PPCs) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.30% to 2.00% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.

Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. The free look period is 10 days, unless the contract is purchased as a replacement for another annuity contract, in which case it is 60 days. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. Nationwide will also honor any free look cancellation for replacement annuity contracts that are received at the Service Center or postmarked within 60 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
In the event of a free look cancellation, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. If a Contract Owner elected Custom Choice, Dollar Cost Averaging for Living Benefits transfers will be allocated to the Sub-Accounts in the same percentages as the most recent allocations for the contract’s Custom Choice portfolio. Refer to the Income Benefit Investment Options provision for the investment options available for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Refer to the Income Benefit Investment Options provision for the investment options available for the7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the Nationwide Lifetime Income Rider elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.

Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Custom Choice Asset Rebalancing Service
For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market.
Enrolling in Custom Choice
To participate in Custom Choice, eligible Contract Owners may enroll by submitting the proper Custom Choice administrative form to the Service Center in good order. While Custom Choice is elected, Contract Owners cannot participate in any asset reallocation or asset rebalancing program other than as permitted by Custom Choice, as described below. Only one Custom Choice program may be created and in effect at a time, and the entire Contract Value must participate in Custom Choice.
At the time of enrollment, the Contract Owner selects from the specific Sub-Accounts (classified according to Groups A, B, and C) and directs their investment percentages within the applicable allocation limitations, enabling the Contract Owner to create their own unique "Custom Choice" portfolio. The specific Sub-Accounts comprising Groups A, B, and C and the current allocation limitations are identified in the enrollment form.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Choice and to determine which Sub-Accounts and investment percentages are appropriate for them.
Once enrollment is complete, the contract’s Custom Choice portfolio is static. This means that the investment percentages allocated to each Sub-Account are not monitored or adjusted to reflect changing market conditions, except for quarterly rebalancing or other Contract Owner driven changes, as described below.
Note: Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A, B, and C; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date. Sub-Accounts may also become unavailable due to a change impacting the availability of an underlying mutual fund under the contract (see The Variable Account and Underlying Mutual Funds).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will automatically reallocate the Contract Values in each Sub-Account to make the Contract Values in each Sub-Account match the previously selected investment percentages. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Quarterly rebalancing is not considered a transfer event.
Changing Custom Choice Allocations
Contract Owners enrolled in Custom Choice may change the specified Sub-Accounts and/or the investment percentages at any time while their Custom Choice program is in effect. Any such changes will be subject to the allocation limitations applicable to new enrollees in Custom Choice. To implement changes, Contract Owners must submit new allocation instructions via written request and in good order (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. Any changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of allocation changes a Contract Owner can make each year.

Terminating Participation in Custom Choice
Contract Owners can terminate participation in Custom Choice by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Custom Portfolio Asset Rebalancing Service
For contracts that have elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).

Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s):
•	Static Asset Allocation Models - American Funds Moderate Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)
•	Static Asset Allocation Models - American Funds Managed Moderate Option (40% NVIT - NVIT Managed American Funds Growth-Income Fund, 40% NVIT - NVIT Managed American Funds Asset Allocation Fund and 20% NVIT - NVIT American Funds Bond Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Moderate Option (60% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II and 40% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II)
•	Static Asset Allocation Models – BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Moderate Option (40% Fidelity VIP Growth & Income Portfolio - Service Class 2, 30% Fidelity VIP Balanced Portfolio - Service Class 2 and 30% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Moderate Option (40% NVIT - NVIT J.P.Morgan Disciplined Equity Fund, 40% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund and 20% JPMorgan Insurance Trust Core Bond Portfolio)
•	Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - NVIT American Funds Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)

•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P. Morgan U.S. Equity Fund: Class II)
The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the Sub-Accounts investing in the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:

(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or

(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the One-Year Enhanced Death Benefit Option include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if the death benefit option is elected, both spouses must meet the age requirements for the death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if the Contract Owner changes the beneficiary. Contract Owners contemplating changes to their beneficiary should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.

Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option. If the Contract Owner has elected the Liquidity Option, the charge for the Liquidity Option will continue to be assessed for four years from the date the contract was issued, even if the contract is annuitized.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Choice Asset Rebalancing Service, Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.

The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If no purchase payments are received in the three years before the Annuitization Date and if the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20. The payment frequency will be changed to an interval that will result in payments of at least $20. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-177938

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 2, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return from a diversified portfolio of equity securities.
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.30%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 2.00%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.459055	13.929791	3.50%	0
2019	11.832901	13.459055	13.74%	0
2018	12.940400	11.832901	-8.56%	0
2017	11.467817	12.940400	12.84%	0
2016	11.240100	11.467817	2.03%	0
2015	11.538145	11.240100	-2.58%	0
2014	11.218186	11.538145	2.85%	0
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.828448	8.906325	0.88%	0
2019	7.658845	8.828448	15.27%	0
2018*	10.000000	7.658845	-23.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	43.318100	44.060387	1.71%	4,168
2019	36.603682	43.318100	18.34%	3,727
2018	43.785793	36.603682	-16.40%	2,968
2017	39.309596	43.785793	11.39%	1,368
2016	31.913697	39.309596	23.17%	740
2015	34.286334	31.913697	-6.92%	172
2014	31.885431	34.286334	7.53%	0
2013	23.471632	31.885431	35.85%	0
2012	20.073992	23.471632	16.93%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.602374	15.789603	8.13%	90,855
2019	13.585275	14.602374	7.49%	85,850
2018	14.164466	13.585275	-4.09%	68,906
2017	13.842269	14.164466	2.33%	53,362
2016	13.434656	13.842269	3.03%	32,588
2015	13.956063	13.434656	-3.74%	2,676
2014	13.688194	13.956063	1.96%	140
2013	15.153413	13.688194	-9.67%	0
2012	14.297491	15.153413	5.99%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	33.572275	33.503676	-0.20%	19,502
2019	26.369198	33.572275	27.32%	10,933
2018	30.697596	26.369198	-14.10%	8,684
2017	27.901210	30.697596	10.02%	6,971
2016	23.034724	27.901210	21.13%	5,013
2015	23.712676	23.034724	-2.86%	602
2014	20.668691	23.712676	14.73%	0
2013	16.120711	20.668691	28.21%	0
2012	14.053082	16.120711	14.71%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	34.139983	33.976041	-0.48%	371
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.664508	16.370324	4.51%	271,342
2019	13.451515	15.664508	16.45%	276,479
2018	14.331272	13.451515	-6.14%	281,754
2017	12.647148	14.331272	13.32%	310,343
2016	11.944428	12.647148	5.88%	317,005
2015	12.232829	11.944428	-2.36%	279,845
2014	12.043635	12.232829	1.57%	302,618
2013	10.119675	12.043635	19.01%	99,781
2012*	10.000000	10.119675	1.20%	8,359
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.790902	12.453680	5.62%	47,921
2019	10.400441	11.790902	13.37%	34,858
2018	10.851641	10.400441	-4.16%	20,698
2017	10.267397	10.851641	5.69%	16,769
2016	9.220316	10.267397	11.36%	5,471
2015*	10.000000	9.220316	-7.80%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.651639	11.411337	7.13%	1,049,627
2019	9.887506	10.651639	7.73%	982,717
2018	10.091257	9.887506	-2.02%	847,505
2017	9.906199	10.091257	1.87%	497,960
2016	9.795436	9.906199	1.13%	174,641
2015*	10.000000	9.795436	-2.05%	9,299
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.788698	15.117580	2.22%	251,068
2019	11.755348	14.788698	25.80%	233,671
2018	12.865168	11.755348	-8.63%	242,307
2017	11.189017	12.865168	14.98%	261,365
2016	9.767409	11.189017	14.55%	163,178
2015*	10.000000	9.767409	-2.33%	9,757

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.270493	21.767413	19.14%	44,285
2019	15.719984	18.270493	16.22%	20,543
2018	17.234356	15.719984	-8.79%	19,714
2017	15.355712	17.234356	12.23%	14,657
2016	14.987145	15.355712	2.46%	14,965
2015	15.338093	14.987145	-2.29%	14,897
2014	15.245537	15.338093	0.61%	10,261
2013	13.500145	15.245537	12.93%	9,071
2012	12.438632	13.500145	8.53%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.316638	14.174703	6.44%	67,020
2019	11.256946	13.316638	18.30%	64,557
2018	13.528043	11.256946	-16.79%	44,748
2017	11.913823	13.528043	13.55%	15,909
2016	10.477534	11.913823	13.71%	13,811
2015	10.889543	10.477534	-3.78%	382
2014*	10.000000	10.889543	8.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.820481	39.115635	9.20%	0
2019	29.695973	35.820481	20.62%	0
2018	33.056317	29.695973	-10.17%	0
2017	29.794920	33.056317	10.95%	0
2016	24.009353	29.794920	24.10%	0
2015	24.905780	24.009353	-3.60%	0
2014	24.004434	24.905780	3.75%	0
2013	17.283516	24.004434	38.89%	0
2012	15.129971	17.283516	14.23%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.071367	43.070634	16.18%	0
2019	28.705897	37.071367	29.14%	0
2018	30.570161	28.705897	-6.10%	0
2017	25.551563	30.570161	19.64%	0
2016	23.229494	25.551563	10.00%	0
2015	23.332829	23.229494	-0.44%	0
2014	20.901224	23.332829	11.63%	0
2013	16.078646	20.901224	29.99%	0
2012	14.107815	16.078646	13.97%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.818311	39.965027	21.78%	935
2019	24.488220	32.818311	34.02%	1,002
2018	26.709719	24.488220	-8.32%	1,060
2017	21.305902	26.709719	25.36%	1,408
2016	20.054835	21.305902	6.24%	1,415
2015	20.885783	20.054835	-3.98%	3,135
2014	19.624877	20.885783	6.43%	2,485
2013	16.456156	19.624877	19.26%	2,276
2012	15.138702	16.456156	8.70%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.122430	11.670175	4.92%	15,648
2019	9.671027	11.122430	15.01%	7,190
2018	10.207291	9.671027	-5.25%	788
2017*	10.000000	10.207291	2.07%	365
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.365219	16.766384	-3.45%	36,110
2019	13.775453	17.365219	26.06%	23,059
2018	16.805473	13.775453	-18.03%	17,774
2017	15.234886	16.805473	10.31%	13,180
2016	11.774721	15.234886	29.39%	5,814
2015	12.754025	11.774721	-7.68%	0
2014	12.234599	12.754025	4.25%	0
2013*	10.000000	12.234599	22.35%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.179057	11.254311	0.67%	44,559
2019	10.577537	11.179057	5.69%	56,402
2018	10.726834	10.577537	-1.39%	38,754
2017	10.506066	10.726834	2.10%	15,806
2016	9.770039	10.506066	7.53%	4,567
2015	9.997926	9.770039	-2.28%	0
2014	10.071973	9.997926	-0.74%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.513588	13.581132	29.18%	31,811
2019	8.245047	10.513588	27.51%	23,497
2018*	10.000000	8.245047	-17.55%	7,093
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.952786	20.996172	10.78%	275,525
2019	16.589580	18.952786	14.25%	267,537
2018	17.557547	16.589580	-5.51%	96,029
2017	15.770077	17.557547	11.33%	81,312
2016	15.183111	15.770077	3.87%	77,661
2015	15.465121	15.183111	-1.82%	26,063
2014	15.035641	15.465121	2.86%	26,201
2013	13.457741	15.035641	11.72%	25,386
2012	12.219959	13.457741	10.13%	2,632
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	20.705850	23.445243	13.23%	24,777
2019	17.499782	20.705850	18.32%	17,073
2018	18.879025	17.499782	-7.31%	4,230
2017	16.451831	18.879025	14.75%	4,414
2016	15.753781	16.451831	4.43%	0
2015	16.034880	15.753781	-1.75%	0
2014	15.532319	16.034880	3.24%	0
2013	13.609100	15.532319	14.13%	0
2012	12.194817	13.609100	11.60%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	22.841214	26.296437	15.13%	59,822
2019	18.646068	22.841214	22.50%	55,678
2018	20.548096	18.646068	-9.26%	31,595
2017	17.248537	20.548096	19.13%	3,329
2016	16.427999	17.248537	4.99%	0
2015	16.732995	16.427999	-1.82%	0
2014	16.185651	16.732995	3.38%	0
2013	13.507103	16.185651	19.83%	0
2012	11.881588	13.507103	13.68%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.817498	16.655566	20.54%	1,709,965
2019	11.279427	13.817498	22.50%	1,527,186
2018	11.959964	11.279427	-5.69%	1,067,869
2017	10.435271	11.959964	14.61%	753,762
2016*	10.000000	10.435271	4.35%	210,961
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	42.840489	55.067865	28.54%	25,812
2019	33.063957	42.840489	29.57%	6,998
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.881172	9.195547	-33.76%	13,347
2019	12.805935	13.881172	8.40%	6,117
2018	17.247402	12.805935	-25.75%	1,398
2017	17.972726	17.247402	-4.04%	0
2016	13.638889	17.972726	31.78%	0
2015	17.436911	13.638889	-21.78%	0
2014	20.252144	17.436911	-13.90%	0
2013	16.528028	20.252144	22.53%	0
2012	15.989239	16.528028	3.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.261427	31.791712	5.06%	52,621
2019	24.121393	30.261427	25.45%	32,224
2018	26.722306	24.121393	-9.73%	23,849
2017	24.033057	26.722306	11.19%	14,328
2016	20.685487	24.033057	16.18%	9,160
2015	21.885542	20.685487	-5.48%	6,422
2014	20.440533	21.885542	7.07%	6,422
2013	16.201274	20.440533	26.17%	6,422
2012	14.023439	16.201274	15.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.869486	15.790695	6.20%	1,645,787
2019	11.617273	14.869486	27.99%	1,249,711
2018	12.962761	11.617273	-10.38%	873,826
2017	11.262174	12.962761	15.10%	619,533
2016*	10.000000	11.262174	12.62%	175,107

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.219602	58.401847	41.68%	95,094
2019	31.171482	41.219602	32.23%	71,030
2018	31.721482	31.171482	-1.73%	36,524
2017	23.838353	31.721482	33.07%	30,543
2016	24.019381	23.838353	-0.75%	20,794
2015	22.764038	24.019381	5.51%	8,541
2014	20.775828	22.764038	9.57%	6,984
2013	15.477413	20.775828	34.23%	0
2012	13.707490	15.477413	12.91%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	16.175730	17.428440	7.74%	1,570,584
2019	14.980022	16.175730	7.98%	1,261,750
2018	15.298838	14.980022	-2.08%	888,526
2017	14.904806	15.298838	2.64%	587,031
2016	14.453385	14.904806	3.12%	148,599
2015	14.769242	14.453385	-2.14%	3,099
2014	14.167846	14.769242	4.24%	1,805
2013	14.657541	14.167846	-3.34%	0
2012	14.063004	14.657541	4.23%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.532977	55.297557	16.34%	7,603
2019	39.098910	47.532977	21.57%	7,729
2018	46.483736	39.098910	-15.89%	8,012
2017	39.070373	46.483736	18.97%	8,065
2016	35.366714	39.070373	10.47%	4,505
2015	36.425827	35.366714	-2.91%	1,883
2014	34.806190	36.425827	4.65%	1,396
2013	25.954620	34.806190	34.10%	418
2012	22.954492	25.954620	13.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.250537	31.020418	13.83%	51,667
2019	21.654331	27.250537	25.84%	46,400
2018	25.830528	21.654331	-16.17%	24,988
2017	20.132452	25.830528	28.30%	7,440
2016	21.531223	20.132452	-6.50%	3,734
2015	21.118649	21.531223	1.95%	130
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.941690	12.826014	-8.00%	6,434
2019	11.488735	13.941690	21.35%	3,250
2018	12.444203	11.488735	-7.68%	2,042
2017	12.149430	12.444203	2.43%	106

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.267401	16.838506	10.29%	5,684
2019	12.905547	15.267401	18.30%	4,998
2018	14.472957	12.905547	-10.83%	4,967
2017	13.094504	14.472957	10.53%	0
2016	11.721534	13.094504	11.71%	0
2015	12.662697	11.721534	-7.43%	0
2014	12.474214	12.662697	1.51%	0
2013	10.211201	12.474214	22.16%	0
2012	8.970568	10.211201	13.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.562233	18.448019	-0.62%	65,137
2019	16.204471	18.562233	14.55%	57,025
2018	17.157566	16.204471	-5.55%	36,040
2017	15.849753	17.157566	8.25%	15,454
2016	14.083020	15.849753	12.55%	8,384
2015	15.351469	14.083020	-8.26%	1,166
2014	14.867410	15.351469	3.26%	1,166
2013	13.220142	14.867410	12.46%	0
2012	11.890259	13.220142	11.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	42.563431	44.189962	3.82%	0
2019	34.131131	42.563431	24.71%	0
2018	39.694608	34.131131	-14.02%	0
2017	36.344606	39.694608	9.22%	0
2016	28.283730	36.344606	28.50%	0
2015	30.941984	28.283730	-8.59%	361
2014	31.171545	30.941984	-0.74%	363
2013	23.181387	31.171545	34.47%	399
2012	19.839372	23.181387	16.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.587527	8.963125	-6.51%	31,611
2019	9.522124	9.587527	0.69%	26,167
2018	9.464831	9.522124	0.61%	22,251
2017	9.407983	9.464831	0.60%	19,729
2016	9.259460	9.407983	1.60%	13,283
2015	9.803446	9.259460	-5.55%	4,547
2014	9.753776	9.803446	0.51%	4,542
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.106638	13.468378	2.76%	555
2019	11.863215	13.106638	10.48%	596
2018	12.565150	11.863215	-5.59%	1,476
2017	11.254538	12.565150	11.65%	1,476
2016	10.928357	11.254538	2.98%	555
2015	11.756183	10.928357	-7.04%	555
2014	11.458922	11.756183	2.59%	0
2013	10.222938	11.458922	12.09%	0
2012*	10.000000	10.222938	2.23%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.102498	10.641176	5.33%	3,844
2019	9.405790	10.102498	7.41%	1,480
2018*	10.000000	9.405790	-5.94%	1,480
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.042458	10.644220	5.99%	8,334
2019	9.689003	10.042458	3.65%	8,334
2018	10.342147	9.689003	-6.32%	8,334
2017	10.106621	10.342147	2.33%	4,504
2016	10.289133	10.106621	-1.77%	4,504
2015	10.235413	10.289133	0.52%	0
2014	9.908546	10.235413	3.30%	0
2013*	10.000000	9.908546	-0.91%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.468084	52.117922	25.68%	6,844
2019	31.961134	41.468084	29.75%	5,326
2018	37.392688	31.961134	-14.53%	2,227
2017	27.790304	37.392688	34.55%	815
2016	28.199623	27.790304	-1.45%	0
2015	27.558987	28.199623	2.32%	1,159
2014	27.359465	27.558987	0.73%	1,191
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.718294	37.837186	12.22%	24,671
2019	25.932146	33.718294	30.03%	19,112
2018	28.590750	25.932146	-9.30%	15,428
2017	24.834807	28.590750	15.12%	7,725
2016	22.606814	24.834807	9.86%	5,470
2015	22.214411	22.606814	1.77%	1,702
2014	20.386676	22.214411	8.97%	1,450
2013	15.714632	20.386676	29.73%	0
2012	13.654221	15.714632	15.09%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.692825	17.948779	7.52%	297
2019	13.526111	16.692825	23.41%	298
2018	15.503650	13.526111	-12.76%	304
2017	13.699818	15.503650	13.17%	329
2016	12.265322	13.699818	11.70%	352
2015	12.982605	12.265322	-5.52%	367
2014	12.627093	12.982605	2.82%	205
2013	9.958708	12.627093	26.79%	0
2012*	10.000000	9.958708	-0.41%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.538027	52.590821	18.08%	38,174
2019	35.775304	44.538027	24.49%	35,225
2018	40.519431	35.775304	-11.71%	26,131
2017	36.038505	40.519431	12.43%	8,244
2016	31.028490	36.038505	16.15%	3,991
2015	33.477218	31.028490	-7.31%	412
2014	30.377745	33.477218	10.20%	90
2013	21.886628	30.377745	38.80%	0
2012	18.845528	21.886628	16.14%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.047363	13.198123	19.47%	44,119
2019	8.747710	11.047363	26.29%	37,589
2018	11.017781	8.747710	-20.60%	30,025
2017	8.827918	11.017781	24.81%	20,690
2016	9.193527	8.827918	-3.98%	17,309
2015	9.034020	9.193527	1.77%	1,102
2014*	10.000000	9.034020	-9.66%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.032141	20.267679	12.40%	8,352
2019	15.002398	18.032141	20.20%	8,352
2018	16.075467	15.002398	-6.68%	9,387
2017	13.770342	16.075467	16.74%	9,399
2016	14.318963	13.770342	-3.83%	9,304
2015	15.828728	14.318963	-9.54%	9,272
2014	16.928545	15.828728	-6.50%	9,211
2013	13.706700	16.928545	23.51%	10,104
2012	11.653053	13.706700	17.62%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	14.015996	14.667660	4.65%	27,546
2019	12.771160	14.015996	9.75%	23,110
2018	13.219888	12.771160	-3.39%	22,286
2017	12.555031	13.219888	5.30%	22,445
2016	10.947839	12.555031	14.68%	14,030
2015	11.863786	10.947839	-7.72%	250
2014	11.795395	11.863786	0.58%	0
2013	10.815203	11.795395	9.06%	0
2012*	10.000000	10.815203	8.15%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.522281	33.122657	47.07%	61,725
2019	16.542519	22.522281	36.15%	52,865
2018	16.771418	16.542519	-1.36%	30,942
2017	13.390222	16.771418	25.25%	10,135
2016	12.784264	13.390222	4.74%	4,756
2015	13.747250	12.784264	-7.00%	205
2014	12.912192	13.747250	6.47%	207
2013	10.068050	12.912192	28.25%	0
2012*	10.000000	10.068050	0.68%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.584048	11.517367	8.82%	66,623
2019	9.813037	10.584048	7.86%	34,199
2018	10.072568	9.813037	-2.58%	30,751
2017	9.873813	10.072568	2.01%	29,674
2016	9.786097	9.873813	0.90%	13,147
2015*	10.000000	9.786097	-2.14%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	28.068132	38.517431	37.23%	165
2019	20.779932	28.068132	35.07%	165
2018	20.699389	20.779932	0.39%	165
2017	16.132183	20.699389	28.31%	0
2016	16.032659	16.132183	0.62%	0
2015	14.511535	16.032659	10.48%	0
2014	13.554874	14.511535	7.06%	0
2013	10.492598	13.554874	29.19%	0
2012	8.583266	10.492598	22.24%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.598828	27.669710	48.77%	102,739
2019	13.011887	18.598828	42.94%	81,561
2018	13.065464	13.011887	-0.41%	52,457
2017	9.134377	13.065464	43.04%	23,614
2016	8.128447	9.134377	12.38%	20,893
2015	7.869904	8.128447	3.29%	0
2014	7.291940	7.869904	7.93%	0
2013	5.456761	7.291940	33.63%	0
2012	4.640225	5.456761	17.60%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.604886	15.579537	14.51%	261
2019	10.878721	13.604886	25.06%	261
2018	12.988931	10.878721	-16.25%	261
2017	10.060412	12.988931	29.11%	0
2016	10.925377	10.060412	-7.92%	0
2015	12.138000	10.925377	-9.99%	0
2014	13.991014	12.138000	-13.24%	0
2013	12.403811	13.991014	12.80%	0
2012	11.103975	12.403811	11.71%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.954113	10.579405	6.28%	30,356
2019*	10.000000	9.954113	-0.46%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.305258	10.041589	-2.56%	71,719
2019	8.837660	10.305258	16.61%	65,938
2018	10.995094	8.837660	-19.62%	50,333
2017	8.714530	10.995094	26.17%	18,468
2016	7.309965	8.714530	19.21%	6,741
2015	9.264351	7.309965	-21.10%	738
2014	9.842810	9.264351	-5.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.687367	11.331848	6.03%	118,165
2019	9.988137	10.687367	7.00%	97,497
2018	10.225381	9.988137	-2.32%	66,326
2017	9.974307	10.225381	2.52%	28,778
2016*	10.000000	9.974307	-0.26%	7,452
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.768461	32.716692	43.69%	31,725
2019	16.328658	22.768461	39.44%	21,738
2018	16.834036	16.328658	-3.00%	4,714
2017	13.500207	16.834036	24.69%	51
2016	12.571407	13.500207	7.39%	58
2015	13.016285	12.571407	-3.42%	847
2014	14.256165	13.016285	-8.70%	793
2013	10.228022	14.256165	39.38%	886
2012*	10.000000	10.228022	2.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.858164	38.569378	1.88%	59,196
2019	29.617784	37.858164	27.82%	44,770
2018	33.477297	29.617784	-11.53%	38,679
2017	28.902784	33.477297	15.83%	19,511
2016	25.736921	28.902784	12.30%	13,800
2015	26.321762	25.736921	-2.22%	749
2014	24.199527	26.321762	8.77%	749
2013	18.081786	24.199527	33.83%	0
2012	15.809554	18.081786	14.37%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.857973	12.378022	14.00%	33,670
2019*	10.000000	10.857973	8.58%	3,955
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.306936	26.465825	18.64%	106,624
2019	17.986606	22.306936	24.02%	95,571
2018	20.188010	17.986606	-10.90%	76,166
2017	16.127752	20.188010	25.18%	48,560
2016	15.735157	16.127752	2.50%	33,761
2015	14.994719	15.735157	4.94%	7,942
2014	15.022071	14.994719	-0.18%	8,239
2013	11.924574	15.022071	25.98%	0
2012	10.421665	11.924574	14.42%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.322419	33.22%	3,207
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.634890	36.35%	6,645
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.896420	11.573176	-2.72%	5,410
2019	9.426266	11.896420	26.21%	6,858
2018	10.369174	9.426266	-9.09%	5,095
2017	9.334432	10.369174	11.09%	4,610
2016	8.225852	9.334432	13.48%	3,148
2015*	10.000000	8.225852	-17.74%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.957599	24.735943	12.65%	0
2019	17.940717	21.957599	22.39%	0
2018	19.584804	17.940717	-8.39%	0
2017	16.884148	19.584804	16.00%	0
2016	15.410161	16.884148	9.57%	0
2015	16.818536	15.410161	-8.37%	0
2014	17.399171	16.818536	-3.34%	0
2013	13.362779	17.399171	30.21%	0
2012	11.040989	13.362779	21.03%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.672015	20.343726	48.80%	7,904
2019	10.427821	13.672015	31.11%	2,812
2018	12.679636	10.427821	-17.76%	2,968
2017	10.233039	12.679636	23.91%	2,139
2016	10.630202	10.233039	-3.74%	582
2015	10.841177	10.630202	-1.95%	381
2014	11.134515	10.841177	-2.63%	183
2013	9.317313	11.134515	19.50%	0
2012	8.171995	9.317313	14.02%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.116017	22.236549	10.54%	4,058,967
2019	16.874092	20.116017	19.21%	3,612,096
2018	17.993503	16.874092	-6.22%	2,752,051
2017	15.743451	17.993503	14.29%	1,903,014
2016	14.633287	15.743451	7.59%	1,156,408
2015	14.681544	14.633287	-0.33%	616,148
2014	14.167869	14.681544	3.63%	359,661
2013	11.643296	14.167869	21.68%	199,841
2012	10.194744	11.643296	14.21%	32,280

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.576647	13.555886	7.79%	6,673,503
2019	11.691981	12.576647	7.57%	5,971,328
2018	11.975369	11.691981	-2.37%	4,677,983
2017	11.755127	11.975369	1.87%	3,105,285
2016	11.602023	11.755127	1.32%	1,600,753
2015	11.782059	11.602023	-1.53%	739,054
2014	11.371131	11.782059	3.61%	393,297
2013	11.825276	11.371131	-3.84%	222,745
2012	11.414478	11.825276	3.60%	31,328
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.823024	31.833368	28.24%	75,624
2019	18.660159	24.823024	33.03%	63,424
2018	20.874217	18.660159	-10.61%	43,442
2017	16.147843	20.874217	29.27%	22,591
2016	16.329379	16.147843	-1.11%	11,393
2015	15.528434	16.329379	5.16%	2,222
2014	15.449373	15.528434	0.51%	867
2013	12.167775	15.449373	26.97%	808
2012	10.098071	12.167775	20.50%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.704750	39.931038	49.53%	147,851
2019	20.766984	26.704750	28.59%	104,740
2018	21.181094	20.766984	-1.96%	62,484
2017	16.791655	21.181094	26.14%	29,574
2016	15.598415	16.791655	7.65%	18,171
2015	14.849473	15.598415	5.04%	2,294
2014	13.922005	14.849473	6.66%	0
2013	10.882845	13.922005	27.93%	0
2012	9.392119	10.882845	15.87%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.253596	23.720741	11.61%	3,572,292
2019	17.135394	21.253596	24.03%	3,275,090
2018	17.750206	17.135394	-3.46%	2,393,480
2017	14.749250	17.750206	20.35%	1,807,557
2016	13.451569	14.749250	9.65%	1,185,027
2015	13.482238	13.451569	-0.23%	668,158
2014	12.392386	13.482238	8.79%	390,260
2013	9.442516	12.392386	31.24%	241,568
2012	8.172677	9.442516	15.54%	41,098

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	20.084900	20.628649	2.71%	68,384
2019	18.640384	20.084900	7.75%	60,928
2018	19.340795	18.640384	-3.62%	60,416
2017	18.428083	19.340795	4.95%	56,977
2016	17.184248	18.428083	7.24%	33,843
2015	17.928782	17.184248	-4.15%	13,487
2014	17.485835	17.928782	2.53%	8,744
2013	17.917617	17.485835	-2.41%	0
2012	16.173014	17.917617	10.79%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.795706	36.709706	8.62%	15,418
2019	26.538697	33.795706	27.35%	7,347
2018	26.964991	26.538697	-1.58%	528
2017	22.719555	26.964991	18.69%	81
2016	20.707448	22.719555	9.72%	93
2015	20.842235	20.707448	-0.65%	99
2014	18.885193	20.842235	10.36%	0
2013	14.629438	18.885193	29.09%	0
2012	13.019696	14.629438	12.36%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	36.395342	37.124706	2.00%	270,004
2019	29.033852	36.395342	25.35%	220,345
2018	31.789982	29.033852	-8.67%	166,133
2017	27.366799	31.789982	16.16%	61,031
2016	23.582043	27.366799	16.05%	1,755
2015	25.557890	23.582043	-7.73%	255
2014	23.772500	25.557890	7.51%	160
2013	17.801528	23.772500	33.54%	0
2012	15.263091	17.801528	16.63%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.298453	12.773773	13.06%	824,240
2019	9.958885	11.298453	13.45%	839,105
2018	11.024698	9.958885	-9.67%	714,330
2017	9.430999	11.024698	16.90%	416,812
2016	9.278864	9.430999	1.64%	165,256
2015*	10.000000	9.278864	-7.21%	9,760
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.974525	18.858048	11.10%	37,748
2019	13.873875	16.974525	22.35%	10,574
2018	15.750078	13.873875	-11.91%	2,147
2017	13.319781	15.750078	18.25%	0
2016	12.453193	13.319781	6.96%	0
2015	12.842453	12.453193	-3.03%	0
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.233026	16.490395	8.25%	778,561
2019	13.284350	15.233026	14.67%	779,775
2018	14.355133	13.284350	-7.46%	734,570
2017	12.979469	14.355133	10.60%	640,362
2016	12.392966	12.979469	4.73%	379,723
2015	12.690633	12.392966	-2.35%	188,165
2014	12.327993	12.690633	2.94%	151,031
2013	10.893639	12.327993	13.17%	131,774
2012	9.938199	10.893639	9.61%	53,540
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.405099	18.048537	10.02%	116,199
2019	13.823294	16.405099	18.68%	108,567
2018	15.250834	13.823294	-9.36%	118,841
2017	13.342302	15.250834	14.30%	76,095
2016	12.595360	13.342302	5.93%	75,951
2015	12.933092	12.595360	-2.61%	59,736
2014	12.515531	12.933092	3.34%	59,715
2013	10.458384	12.515531	19.67%	0
2012	9.324356	10.458384	12.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.341246	14.167638	6.19%	240,642
2019	12.213702	13.341246	9.23%	185,541
2018	12.706472	12.213702	-3.88%	152,100
2017	12.103767	12.706472	4.98%	147,648
2016	11.722026	12.103767	3.26%	126,117
2015	11.964218	11.722026	-2.02%	51,656
2014	11.730417	11.964218	1.99%	52,697
2013	11.326218	11.730417	3.57%	59,273
2012	10.675245	11.326218	6.10%	19,056
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.562511	13.024332	3.68%	478,074
2019	11.179328	12.562511	12.37%	478,622
2018	12.181625	11.179328	-8.23%	462,938
2017	10.753745	12.181625	13.28%	412,962
2016	10.321485	10.753745	4.19%	321,469
2015	10.926615	10.321485	-5.54%	144,797
2014	10.825854	10.926615	0.93%	111,582
2013*	10.000000	10.825854	8.26%	16,097
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.069077	13.848486	5.96%	1,548,758
2019	11.472669	13.069077	13.91%	1,435,207
2018	12.509431	11.472669	-8.29%	1,279,297
2017	10.759508	12.509431	16.26%	960,705
2016	10.263252	10.759508	4.84%	595,636
2015	10.931527	10.263252	-6.11%	494,263
2014	10.964383	10.931527	-0.30%	437,745
2013*	10.000000	10.964383	9.64%	141,594

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.870608	17.338733	9.25%	721,321
2019	13.610151	15.870608	16.61%	715,353
2018	14.842214	13.610151	-8.30%	382,269
2017	13.194055	14.842214	12.49%	374,555
2016	12.523394	13.194055	5.36%	286,296
2015	12.825049	12.523394	-2.35%	281,763
2014	12.426087	12.825049	3.21%	270,717
2013	10.686963	12.426087	16.27%	205,817
2012	9.636061	10.686963	10.91%	35,073
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.674856	18.475870	10.80%	6,895
2019	13.821761	16.674856	20.64%	0
2018	15.475540	13.821761	-10.69%	0
2017	13.279313	15.475540	16.54%	0
2016	12.504478	13.279313	6.20%	0
2015	12.863113	12.504478	-2.79%	0
2014	12.463956	12.863113	3.20%	0
2013	10.161260	12.463956	22.66%	0
2012	8.984882	10.161260	13.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.698404	15.820996	7.64%	165,599
2019	13.028691	14.698404	12.82%	142,097
2018	13.861507	13.028691	-6.01%	97,676
2017	12.780176	13.861507	8.46%	91,306
2016	12.215391	12.780176	4.62%	41,195
2015	12.509532	12.215391	-2.35%	27,134
2014	12.177203	12.509532	2.73%	27,480
2013	11.091106	12.177203	9.79%	13,649
2012	10.211873	11.091106	8.61%	1,781
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.747074	16.347407	3.81%	27,116
2019	14.183448	15.747074	11.02%	36,027
2018	17.045717	14.183448	-16.79%	19,139
2017	14.072567	17.045717	21.13%	14,317
2016	14.100165	14.072567	-0.20%	4,010
2015	14.866112	14.100165	-5.15%	139
2014	16.397851	14.866112	-9.34%	0
2013	13.833939	16.397851	18.53%	0
2012	11.723024	13.833939	18.01%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.750472	17.50%	33,584

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.525036	14.253249	5.38%	62,880
2019	12.606713	13.525036	7.28%	38,148
2018	12.862143	12.606713	-1.99%	17,936
2017	12.508297	12.862143	2.83%	20,257
2016	12.068542	12.508297	3.64%	5,148
2015	12.336118	12.068542	-2.17%	595
2014	11.939941	12.336118	3.32%	0
2013	12.360305	11.939941	-3.40%	0
2012	11.651623	12.360305	6.08%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.425686	15.525291	7.62%	32,105
2019	13.336247	14.425686	8.17%	19,533
2018	13.712184	13.336247	-2.74%	12,902
2017	13.387989	13.712184	2.42%	10,929
2016	13.125979	13.387989	2.00%	5,680
2015	13.368004	13.125979	-1.81%	513
2014	12.913677	13.368004	3.52%	0
2013	13.357432	12.913677	-3.32%	0
2012	12.634477	13.357432	5.72%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.619652	10.873829	2.39%	18,883
2019	10.094700	10.619652	5.20%	8,148
2018*	10.000000	10.094700	0.95%	500
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	35.900462	40.039290	11.53%	3,575
2019	29.652540	35.900462	21.07%	3,738
2018	36.487247	29.652540	-18.73%	2,685
2017	26.176121	36.487247	39.39%	2,436
2016	24.674670	26.176121	6.08%	224
2015	29.844449	24.674670	-17.32%	85
2014	32.075590	29.844449	-6.96%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.552254	27.783540	4.64%	8,082
2019	23.445890	26.552254	13.25%	1,566
2018	24.490898	23.445890	-4.27%	1,787
2017	23.242121	24.490898	5.37%	1,174
2016	20.627332	23.242121	12.68%	553
2015	21.458525	20.627332	-3.87%	0
2014	21.200477	21.458525	1.22%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2020	59.027968	61.804453	4.70%	6,282
2019	56.276697	59.027968	4.89%	4,514
2018	57.049401	56.276697	-1.35%	4,814
2017	56.618635	57.049401	0.76%	3,073
2016	56.940028	56.618635	-0.56%	625
2015	57.752811	56.940028	-1.41%	0
2014	55.956777	57.752811	3.21%	0
2013	59.090227	55.956777	-5.30%	0
2012	58.094578	59.090227	1.71%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2020	59.184290	61.968130	4.70%	8,335
2019	56.425721	59.184290	4.89%	4,599
2018	57.200468	56.425721	-1.35%	3,176
2017	56.768565	57.200468	0.76%	2,438
2016	57.090816	56.768565	-0.56%	2,047
2015	57.905756	57.090816	-1.41%	253
2014	56.104961	57.905756	3.21%	0
2013	59.246711	56.104961	-5.30%	0
2012	58.248425	59.246711	1.71%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	25.541676	25.271012	-1.06%	54,548
2019	25.425166	25.541676	0.46%	54,963
2018	25.408539	25.425166	0.07%	31,628
2017	25.634244	25.408539	-0.88%	3,259
2016	25.968963	25.634244	-1.29%	7,161
2015	26.310999	25.968963	-1.30%	73
2014	26.657539	26.310999	-1.30%	75
2013	27.008645	26.657539	-1.30%	0
2012	27.365352	27.008645	-1.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.496533	11.156262	6.29%	14,937
2019	8.943300	10.496533	17.37%	12,611
2018	10.636178	8.943300	-15.92%	4,827
2017	8.479950	10.636178	25.43%	3,665
2016	8.537229	8.479950	-0.67%	2,839
2015	8.937541	8.537229	-4.48%	7,467
2014	9.120905	8.937541	-2.01%	7,467
2013	7.860500	9.120905	16.03%	0
2012	6.911842	7.860500	13.73%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.837582	12.516395	5.73%	134,357
2019	9.895458	11.837582	19.63%	93,894
2018	11.675954	9.895458	-15.25%	69,655
2017	9.504772	11.675954	22.84%	67,303
2016	9.579509	9.504772	-0.78%	6,140
2015	9.842403	9.579509	-2.67%	2,857
2014	10.629783	9.842403	-7.41%	0
2013	8.899785	10.629783	19.44%	0
2012	7.628054	8.899785	16.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.255934	29.235945	11.35%	62,404
2019	21.499479	26.255934	22.12%	19,671
2018	23.900613	21.499479	-10.05%	20,460
2017	20.446358	23.900613	16.89%	7,581
2016	18.923306	20.446358	8.05%	7,581
2015	19.365849	18.923306	-2.29%	7,581
2014	18.689197	19.365849	3.62%	1,404
2013	14.880689	18.689197	25.59%	0
2012	13.008386	14.880689	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.835814	20.339659	7.98%	647,766
2019	16.545599	18.835814	13.84%	588,876
2018	17.619165	16.545599	-6.09%	557,642
2017	16.062681	17.619165	9.69%	460,560
2016	15.308822	16.062681	4.92%	332,333
2015	15.537445	15.308822	-1.47%	139,712
2014	15.051921	15.537445	3.23%	104,264
2013	13.445256	15.051921	11.95%	62,588
2012	12.453829	13.445256	7.96%	21,339
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.945642	25.278722	10.17%	19,401
2019	19.382820	22.945642	18.38%	14,795
2018	20.998256	19.382820	-7.69%	20,139
2017	18.530018	20.998256	13.32%	19,056
2016	17.424857	18.530018	6.34%	11,564
2015	17.748766	17.424857	-1.82%	16,401
2014	17.091735	17.748766	3.84%	14,611
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.778108	16.618746	5.33%	359,580
2019	14.594620	15.778108	8.11%	336,598
2018	15.059473	14.594620	-3.09%	198,568
2017	14.436880	15.059473	4.31%	199,745
2016	14.028384	14.436880	2.91%	185,695
2015	14.175624	14.028384	-1.04%	58,153
2014	13.824513	14.175624	2.54%	60,291
2013	13.361029	13.824513	3.47%	56,190
2012	12.871264	13.361029	3.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.559351	12.961369	3.20%	682,148
2019	11.261028	12.559351	11.53%	649,905
2018	12.090316	11.261028	-6.86%	627,278
2017	10.741921	12.090316	12.55%	563,638
2016	10.295392	10.741921	4.34%	385,374
2015	10.780413	10.295392	-4.50%	169,561
2014	10.660597	10.780413	1.12%	146,483
2013*	10.000000	10.660597	6.61%	4,819
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.150952	13.801360	4.95%	1,346,486
2019	11.561261	13.150952	13.75%	1,174,071
2018	12.469311	11.561261	-7.28%	1,068,994
2017	10.800929	12.469311	15.45%	742,652
2016	10.231625	10.800929	5.56%	396,293
2015	10.793271	10.231625	-5.20%	331,929
2014	10.749073	10.793271	0.41%	270,700
2013*	10.000000	10.749073	7.49%	101,034
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.757603	23.696229	8.91%	167,304
2019	18.721954	21.757603	16.21%	152,626
2018	20.112294	18.721954	-6.91%	155,258
2017	18.043956	20.112294	11.46%	133,987
2016	17.062222	18.043956	5.75%	68,884
2015	17.344999	17.062222	-1.63%	47,540
2014	16.707801	17.344999	3.81%	39,236
2013	14.514442	16.707801	15.11%	39,097
2012	13.271179	14.514442	9.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.699720	27.384205	10.87%	70,191
2019	20.541262	24.699720	20.24%	47,959
2018	22.556159	20.541262	-8.93%	41,826
2017	19.585756	22.556159	15.17%	38,938
2016	18.291615	19.585756	7.08%	38,938
2015	18.668782	18.291615	-2.02%	38,938
2014	18.021349	18.668782	3.59%	38,938
2013	14.919941	18.021349	20.79%	0
2012	13.288387	14.919941	12.28%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.934030	20.286192	7.14%	118,192
2019	16.904197	18.934030	12.01%	102,302
2018	17.792058	16.904197	-4.99%	86,020
2017	16.505393	17.792058	7.80%	56,713
2016	15.819996	16.505393	4.33%	39,275
2015	16.033270	15.819996	-1.33%	23,847
2014	15.509387	16.033270	3.38%	23,895
2013	14.221146	15.509387	9.06%	3,701
2012	13.336642	14.221146	6.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.473601	11.073939	5.73%	15,516
2019*	10.000000	10.473601	4.74%	1,032
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.774452	12.310378	14.26%	24,132
2019*	10.000000	10.774452	7.74%	4,373
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.089330	10.108497	0.19%	14,162
2019*	10.000000	10.089330	0.89%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.964880	13.635635	24.36%	18,815
2019*	10.000000	10.964880	9.65%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.307764	29.886955	28.23%	66,044
2019	18.134675	23.307764	28.53%	67,312
2018	19.011865	18.134675	-4.61%	50,659
2017	14.830376	19.011865	28.20%	8,070
2016	14.732003	14.830376	0.67%	1,378
2015	14.473087	14.732003	1.79%	1,382
2014	13.312694	14.473087	8.72%	0
2013	10.034666	13.312694	32.67%	0
2012	8.754200	10.034666	14.63%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.156638	13.906517	5.70%	3,353,285
2019	11.204442	13.156638	17.42%	3,102,160
2018	11.927824	11.204442	-6.06%	2,508,920
2017	10.280032	11.927824	16.03%	1,640,205
2016	9.594931	10.280032	7.14%	800,980
2015	9.944781	9.594931	-3.52%	193,928
2014*	10.000000	9.944781	-0.55%	10,486

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.139071	15.985412	5.59%	1,103,086
2019	12.574287	15.139071	20.40%	1,049,857
2018	13.077557	12.574287	-3.85%	908,540
2017	10.887163	13.077557	20.12%	627,489
2016	10.023328	10.887163	8.62%	290,796
2015	10.140998	10.023328	-1.16%	17,617
2014*	10.000000	10.140998	1.41%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	39.120613	45.766195	16.99%	15,251
2019	28.861167	39.120613	35.55%	5,389
2018	29.701051	28.861167	-2.83%	3,349
2017	23.681032	29.701051	25.42%	3,696
2016	23.220151	23.681032	1.98%	3,039
2015	22.443641	23.220151	3.46%	131
2014	20.945809	22.443641	7.15%	0
2013	15.571403	20.945809	34.51%	0
2012	13.322678	15.571403	16.88%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.180390	30.203158	0.08%	2,649
2019	24.137434	30.180390	25.04%	10,960
2018	27.015636	24.137434	-10.65%	9,861
2017	25.240682	27.015636	7.03%	8,673
2016	21.272530	25.240682	18.65%	4,628
2015	22.554556	21.272530	-5.68%	615
2014	20.232022	22.554556	11.48%	0
2013	15.567756	20.232022	29.96%	0
2012	13.782314	15.567756	12.95%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.803745	18.04%	96,626
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	38.764213	43.278095	11.64%	148,716
2019	31.256919	38.764213	24.02%	72,712
2018	35.739647	31.256919	-12.54%	51,981
2017	31.274224	35.739647	14.28%	28,738
2016	26.340668	31.274224	18.73%	8,759
2015	27.381525	26.340668	-3.80%	5,334
2014	25.353753	27.381525	8.00%	5,334
2013	19.306983	25.353753	31.32%	5,334
2012	16.652215	19.306983	15.94%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.843465	22.288431	-2.43%	9,256
2019	18.687973	22.843465	22.24%	7,139
2018	21.803904	18.687973	-14.29%	8,269
2017	19.404857	21.803904	12.36%	7,498
2016	16.718352	19.404857	16.07%	4,110
2015	17.441873	16.718352	-4.15%	380
2014	15.101350	17.441873	15.50%	0
2013	11.276879	15.101350	33.91%	0
2012	9.820513	11.276879	14.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.669840	46.696296	38.69%	4,779
2019	25.198722	33.669840	33.62%	675
2018	27.818148	25.198722	-9.42%	341
2017	22.610721	27.818148	23.03%	233
2016	21.199435	22.610721	6.66%	254
2015	21.365507	21.199435	-0.78%	258
2014	21.111083	21.365507	1.21%	0
2013	14.858613	21.111083	42.08%	0
2012	13.311867	14.858613	11.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	38.105625	39.472357	3.59%	2,900
2019	32.527733	38.105625	17.15%	2,499
2018	39.768314	32.527733	-18.21%	2,383
2017	37.047779	39.768314	7.34%	992
2016	29.880711	37.047779	23.99%	419
2015	32.306150	29.880711	-7.51%	80
2014	30.657604	32.306150	5.38%	0
2013	22.182797	30.657604	38.20%	0
2012	18.682235	22.182797	18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	40.119650	48.450690	20.77%	5,568
2019	32.426685	40.119650	23.72%	3,199
2018	37.693760	32.426685	-13.97%	1,175
2017	33.735956	37.693760	11.73%	1,227
2016	27.891337	33.735956	20.95%	109
2015	28.804598	27.891337	-3.17%	0
2014	29.022648	28.804598	-0.75%	0
2013	20.921043	29.022648	38.72%	0
2012	18.396109	20.921043	13.73%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.994679	23.498621	11.93%	22,881
2019	16.606910	20.994679	26.42%	20,138
2018	17.713896	16.606910	-6.25%	2,413
2017	14.384844	17.713896	23.14%	1,060
2016	12.835420	14.384844	12.07%	0
2015	13.161469	12.835420	-2.48%	0
2014	12.513978	13.161469	5.17%	0
2013	8.833333	12.513978	41.67%	0
2012	7.660316	8.833333	15.31%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.845021	24.436760	11.86%	17,362
2019	17.559196	21.845021	24.41%	4,473
2018	18.902283	17.559196	-7.11%	2,256
2017	16.179428	18.902283	16.83%	812
2016	14.887031	16.179428	8.68%	122
2015	15.146489	14.887031	-1.71%	0
2014	13.886551	15.146489	9.07%	0
2013	10.154564	13.886551	36.75%	0
2012	9.237127	10.154564	9.93%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.831310	16.596778	-6.92%	28,162
2019	13.849618	17.831310	28.75%	28,795
2018	14.626461	13.849618	-5.31%	15,346
2017	13.960929	14.626461	4.77%	11,421
2016	13.197146	13.960929	5.79%	4,988
2015	14.173227	13.197146	-6.89%	172
2014	11.165751	14.173227	26.93%	0
2013	11.015389	11.165751	1.37%	0
2012	9.656214	11.015389	14.08%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.749103	24.135179	16.32%	912,780
2019	16.067288	20.749103	29.14%	492,053
2018	17.114133	16.067288	-6.12%	335,050
2017	14.303136	17.114133	19.65%	275,690
2016	13.008544	14.303136	9.95%	166,753
2015	13.056769	13.008544	-0.37%	107,955
2014	11.698844	13.056769	11.61%	42,984
2013*	10.000000	11.698844	16.99%	29,012

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.755725	10.916543	1.50%	159,200
2019	10.469473	10.755725	2.73%	99,575
2018	10.521816	10.469473	-0.50%	80,932
2017	10.494294	10.521816	0.26%	80,092
2016	10.373648	10.494294	1.16%	20,355
2015	10.546244	10.373648	-1.64%	5,095
2014	10.632633	10.546244	-0.81%	0
2013	10.761332	10.632633	-1.20%	0
2012	10.532312	10.761332	2.17%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.669232	20.808571	17.77%	87,829
2019	14.326130	17.669232	23.34%	44,116
2018	16.373188	14.326130	-12.50%	27,876
2017	14.528012	16.373188	12.70%	26,184
2016	12.177331	14.528012	19.30%	1,226
2015	12.970958	12.177331	-6.12%	0
2014	12.569682	12.970958	3.19%	0
2013*	10.000000	12.569682	25.70%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.284072	36.884903	58.41%	25,704
2019	17.239895	23.284072	35.06%	22,073
2018	18.792777	17.239895	-8.26%	17,284
2017	14.930349	18.792777	25.87%	16,986
2016	14.262772	14.930349	4.68%	10,993
2015	14.500762	14.262772	-1.64%	7,314
2014	14.164867	14.500762	2.37%	6,504
2013	10.354080	14.164867	36.80%	0
2012	9.150703	10.354080	13.15%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	12.132744	12.629095	4.09%	0
2019	10.766438	12.132744	12.69%	0
2018	11.655897	10.766438	-7.63%	0
2017	10.712003	11.655897	8.81%	0
2016	10.256266	10.712003	4.44%	0
2015	10.911782	10.256266	-6.01%	0
2014	10.765876	10.911782	1.36%	0
2013	10.149856	10.765876	6.07%	0
2012*	10.000000	10.149856	1.50%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.960107	13.412035	3.49%	0
2019	11.257500	12.960107	15.12%	0
2018	12.546719	11.257500	-10.28%	0
2017	10.833490	12.546719	15.81%	0
2016	10.438065	10.833490	3.79%	0
2015	11.670056	10.438065	-10.56%	0
2014	11.720156	11.670056	-0.43%	0
2013	10.268646	11.720156	14.14%	0
2012*	10.000000	10.268646	2.69%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.942721	13.480917	4.16%	0
2019	11.315931	12.942721	14.38%	0
2018	12.410889	11.315931	-8.82%	0
2017	11.067000	12.410889	12.14%	0
2016	10.593205	11.067000	4.47%	0
2015	11.500049	10.593205	-7.89%	0
2014	11.367494	11.500049	1.17%	0
2013	10.286304	11.367494	10.51%	0
2012*	10.000000	10.286304	2.86%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.974557	12.753513	6.51%	24,775
2019	10.857233	11.974557	10.29%	24,138
2018	11.634778	10.857233	-6.68%	18,893
2017	10.396674	11.634778	11.91%	16,494
2016	9.329288	10.396674	11.44%	2,972
2015	10.408498	9.329288	-10.37%	2,951
2014	10.497838	10.408498	-0.85%	2,895
2013	10.624494	10.497838	-1.19%	504
2012*	10.000000	10.624494	6.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.364808	11.955126	5.19%	13,995
2019	10.042953	11.364808	13.16%	11,142
2018	10.691884	10.042953	-6.07%	8,238
2017	9.867279	10.691884	8.36%	1,708
2016	8.830153	9.867279	11.75%	0
2015	9.163182	8.830153	-3.63%	0
2014	9.155270	9.163182	0.09%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.099198	13.215187	9.22%	5,131
2019	11.465432	12.099198	5.53%	4,531
2018	12.110606	11.465432	-5.33%	2,370
2017	11.080258	12.110606	9.30%	0
2016	10.909064	11.080258	1.57%	0
2015	11.907130	10.909064	-8.38%	0
2014	12.027758	11.907130	-1.00%	0
2013	13.042689	12.027758	-7.78%	0
2012	12.557857	13.042689	3.86%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.617299	11.797600	1.55%	188,034
2019	11.325917	11.617299	2.57%	152,062
2018	11.448769	11.325917	-1.07%	81,113
2017	11.455698	11.448769	-0.06%	67,090
2016	11.456652	11.455698	-0.01%	38,928
2015	11.583367	11.456652	-1.09%	7,787
2014	11.648781	11.583367	-0.56%	5,317
2013	11.829684	11.648781	-1.53%	0
2012	11.334165	11.829684	4.37%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.363327	10.447536	0.81%	120,535
2019	10.224159	10.363327	1.36%	107,785
2018	10.213804	10.224159	0.10%	56,231
2017	10.114803	10.213804	0.98%	25,211
2016*	10.000000	10.114803	1.15%	14,914
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.680251	12.511904	7.12%	363,657
2019	10.932460	11.680251	6.84%	245,402
2018	11.148048	10.932460	-1.93%	102,365
2017	10.775420	11.148048	3.46%	69,683
2016	10.642012	10.775420	1.25%	36,032
2015	10.746116	10.642012	-0.97%	2,478
2014	10.452058	10.746116	2.81%	930
2013	10.811694	10.452058	-3.33%	0
2012	10.004024	10.811694	8.07%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	21.598420	23.896061	10.64%	18,905
2019	17.484904	21.598420	23.53%	16,039
2018	21.903042	17.484904	-20.17%	14,067
2017	17.530889	21.903042	24.94%	5,422
2016	18.207858	17.530889	-3.72%	817
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.503863	35.04%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.093974	13.673633	4.43%	14,100
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.398632	56.647547	27.59%	33,997
2019	34.971167	44.398632	26.96%	23,803
2018	35.133185	34.971167	-0.46%	17,573
2017	27.959682	35.133185	25.66%	7,696
2016	31.726679	27.959682	-11.87%	2,548
2015	28.580474	31.726679	11.01%	1,749
2014	22.066684	28.580474	29.52%	2,026
2013	14.854028	22.066684	48.56%	1,617
2012	11.488675	14.854028	29.29%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.829420	6.836897	17.28%	11,893
2019	5.294856	5.829420	10.10%	13,924
2018	7.495412	5.294856	-29.36%	7,635
2017	7.746583	7.495412	-3.24%	3,631
2016	5.472537	7.746583	41.55%	1,245
2015	8.353783	5.472537	-34.49%	693
2014	10.494193	8.353783	-20.40%	526
2013	9.639938	10.494193	8.86%	526
2012*	10.000000	9.639938	-3.60%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.794517	10.489099	-2.83%	3,320
2019*	10.000000	10.794517	7.95%	1,093
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.248496	58.008873	55.73%	26,857
2019	30.232592	37.248496	23.21%	16,179
2018	30.237241	30.232592	-0.02%	16,194
2017	24.340346	30.237241	24.23%	15,732
2016	22.887061	24.340346	6.35%	14,342
2015	23.876779	22.887061	-4.15%	5,140
2014	24.654228	23.876779	-3.15%	5,232
2013	16.626985	24.654228	48.28%	0
2012	15.617243	16.626985	6.47%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.744346	13.096535	2.76%	0
2019	11.284571	12.744346	12.94%	0
2018	12.429435	11.284571	-9.21%	0
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	4,096
2015	11.321262	10.950581	-3.27%	9,525
2014	11.085940	11.321262	2.12%	16,221
2013	10.106163	11.085940	9.69%	16,510
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.724162	8.738696	0.17%	0
2019	7.622428	8.724162	14.45%	0
2018*	10.000000	7.622428	-23.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.833289	40.228465	0.99%	0
2019	33.899403	39.833289	17.50%	0
2018	40.842478	33.899403	-17.00%	825
2017	36.928221	40.842478	10.60%	841
2016	30.193849	36.928221	22.30%	859
2015	32.670414	30.193849	-7.58%	876
2014	30.599720	32.670414	6.77%	0
2013	22.685955	30.599720	34.88%	0
2012	19.540947	22.685955	16.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.938252	13.890996	7.36%	0
2019	12.123040	12.938252	6.72%	0
2018	12.730673	12.123040	-4.77%	0
2017	12.529707	12.730673	1.60%	0
2016	12.247367	12.529707	2.31%	0
2015	12.813619	12.247367	-4.42%	0
2014	12.657454	12.813619	1.23%	0
2013	14.112464	12.657454	-10.31%	0
2012	13.410674	14.112464	5.23%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.244831	29.968889	-0.91%	55
2019	23.925278	30.244831	26.41%	55
2018	28.052720	23.925278	-14.71%	1,232
2017	25.678797	28.052720	9.24%	1,838
2016	21.350886	25.678797	20.27%	1,865
2015	22.136312	21.350886	-3.55%	2,943
2014	19.432451	22.136312	13.91%	581
2013	15.264684	19.432451	27.30%	0
2012	13.402114	15.264684	13.90%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	32.290733	31.907662	-1.19%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.886236	15.446653	3.76%	0
2019	12.874475	14.886236	15.63%	0
2018	13.815036	12.874475	-6.81%	0
2017	12.278375	13.815036	12.52%	7,339
2016	11.678719	12.278375	5.13%	29,176
2015	12.046145	11.678719	-3.05%	22,531
2014	11.944556	12.046145	0.85%	21,339
2013	10.108080	11.944556	18.17%	9,866
2012*	10.000000	10.108080	1.08%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.405548	11.961227	4.87%	0
2019	10.132401	11.405548	12.57%	0
2018	10.647888	10.132401	-4.84%	0
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.303519	10.960092	6.37%	2,215
2019	9.632675	10.303519	6.96%	2,672
2018	9.901784	9.632675	-2.72%	6,512
2017	9.789438	9.901784	1.15%	6,203
2016	9.748940	9.789438	0.42%	3,646
2015*	10.000000	9.748940	-2.51%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.305438	14.519837	1.50%	0
2019	11.452398	14.305438	24.91%	0
2018	12.623683	11.452398	-9.28%	2,910
2017	11.057149	12.623683	14.17%	3,122
2016	9.721023	11.057149	13.74%	3,379
2015*	10.000000	9.721023	-2.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.934722	20.032977	18.30%	0
2019	14.674730	16.934722	15.40%	962
2018	16.204024	14.674730	-9.44%	2,794
2017	14.540489	16.204024	11.44%	9,645
2016	14.292562	14.540489	1.73%	33,235
2015	14.731757	14.292562	-2.98%	38,270
2014	14.747464	14.731757	-0.11%	39,675
2013	13.152347	14.747464	12.13%	37,777
2012	12.204946	13.152347	7.76%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.790067	13.517649	5.69%	0
2019	10.889056	12.790067	17.46%	0
2018	13.180011	10.889056	-17.38%	1,494
2017	11.689956	13.180011	12.75%	1,494
2016	10.353854	11.689956	12.90%	1,494
2015	10.837883	10.353854	-4.47%	1,494
2014*	10.000000	10.837883	8.38%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	44.764187	48.535493	8.42%	0
2019	37.375521	44.764187	19.77%	0
2018	41.903939	37.375521	-10.81%	0
2017	38.038576	41.903939	10.16%	0
2016	30.870456	38.038576	23.22%	0
2015	32.251852	30.870456	-4.28%	0
2014	31.306695	32.251852	3.02%	0
2013	22.702082	31.306695	37.90%	0
2012	20.015618	22.702082	13.42%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.829589	41.332744	15.36%	0
2019	27.942438	35.829589	28.23%	0
2018	29.970971	27.942438	-6.77%	0
2017	25.229041	29.970971	18.80%	0
2016	23.099606	25.229041	9.22%	0
2015	23.368092	23.099606	-1.15%	0
2014	21.082293	23.368092	10.84%	0
2013	16.333683	21.082293	29.07%	0
2012	14.434186	16.333683	13.16%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.983659	38.672456	20.91%	0
2019	24.035824	31.983659	33.07%	0
2018	26.404696	24.035824	-8.97%	0
2017	21.212475	26.404696	24.48%	2,380
2016	20.109095	21.212475	5.49%	2,380
2015	21.091894	20.109095	-4.66%	2,380
2014	19.960095	21.091894	5.67%	2,380
2013	16.856739	19.960095	18.41%	0
2012	15.618215	16.856739	7.93%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.913224	11.369469	4.18%	0
2019	9.556868	10.913224	14.19%	0
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.560320	15.875812	-4.13%	0
2019	13.230741	16.560320	25.17%	257
2018	16.256998	13.230741	-18.62%	243
2017	14.842606	16.256998	9.53%	238
2016	11.553198	14.842606	28.47%	257
2015	12.603502	11.553198	-8.33%	0
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.660617	10.656272	-0.04%	0
2019	10.159049	10.660617	4.94%	788
2018	10.376444	10.159049	-2.10%	788
2017	10.235288	10.376444	1.38%	875
2016	9.586053	10.235288	6.77%	0
2015	9.879704	9.586053	-2.97%	0
2014	10.023973	9.879704	-1.44%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.389400	13.325572	28.26%	163
2019	8.205835	10.389400	26.61%	163
2018*	10.000000	8.205835	-17.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.074299	18.781055	10.00%	0
2019	15.052050	17.074299	13.44%	0
2018	16.044753	15.052050	-6.19%	315
2017	14.513895	16.044753	10.55%	1,637
2016	14.073210	14.513895	3.13%	4,226
2015	14.437002	14.073210	-2.52%	78,016
2014	14.136329	14.437002	2.13%	77,977
2013	12.743149	14.136329	10.93%	76,535
2012	11.653935	12.743149	9.35%	7,176
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.653595	20.971727	12.43%	0
2019	15.877875	18.653595	17.48%	3,495
2018	17.252372	15.877875	-7.97%	3,495
2017	15.141326	17.252372	13.94%	3,883
2016	14.602141	15.141326	3.69%	11,449
2015	14.968878	14.602141	-2.45%	11,729
2014	14.603300	14.968878	2.50%	14,399
2013	12.886464	14.603300	13.32%	15,675
2012	11.629948	12.886464	10.80%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.577169	23.521959	14.31%	0
2019	16.917783	20.577169	21.63%	3,411
2018	18.777519	16.917783	-9.90%	3,411
2017	15.874465	18.777519	18.29%	3,789
2016	15.226975	15.874465	4.25%	6,784
2015	15.620484	15.226975	-2.52%	1,499
2014	15.217470	15.620484	2.65%	0
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.461898	16.111920	19.69%	0
2019	11.067605	13.461898	21.63%	0
2018	11.819691	11.067605	-6.36%	0
2017	10.386296	11.819691	13.80%	3,748
2016*	10.000000	10.386296	3.86%	16,332
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	40.853763	52.141866	27.63%	0
2019	31.755775	40.853763	28.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.504535	8.224653	-34.23%	0
2019	11.618281	12.504535	7.63%	0
2018	15.760382	11.618281	-26.28%	574
2017	16.540153	15.760382	-4.71%	574
2016	12.641213	16.540153	30.84%	7,489
2015	16.277112	12.641213	-22.34%	9,000
2014	19.040356	16.277112	-14.51%	7,847
2013	15.650026	19.040356	21.66%	6,900
2012	15.248274	15.650026	2.63%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.000685	30.251095	4.31%	3,241
2019	23.281508	29.000685	24.57%	968
2018	25.977235	23.281508	-10.38%	2,762
2017	23.529291	25.977235	10.40%	3,704
2016	20.396102	23.529291	15.36%	2,736
2015	21.733564	20.396102	-6.15%	2,736
2014	20.443580	21.733564	6.31%	937
2013	16.319340	20.443580	25.27%	0
2012	14.226743	16.319340	14.71%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.486831	15.275221	5.44%	0
2019	11.399115	14.486831	27.09%	0
2018	12.810751	11.399115	-11.02%	0
2017	11.209326	12.810751	14.29%	3,056
2016*	10.000000	11.209326	12.09%	6,041

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	40.856461	57.477193	40.68%	2,708
2019	31.117489	40.856461	31.30%	785
2018	31.894091	31.117489	-2.43%	785
2017	24.138587	31.894091	32.13%	2,904
2016	24.495145	24.138587	-1.46%	2,552
2015	23.380750	24.495145	4.77%	2,518
2014	21.491087	23.380750	8.79%	2,533
2013	16.124534	21.491087	33.28%	456
2012	14.382815	16.124534	12.11%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.002087	14.979506	6.98%	0
2019	13.059648	14.002087	7.22%	0
2018	13.433386	13.059648	-2.78%	0
2017	13.180598	13.433386	1.92%	3,222
2016	12.872430	13.180598	2.39%	5,429
2015	13.247709	12.872430	-2.83%	0
2014	12.799039	13.247709	3.51%	0
2013	13.336017	12.799039	-4.03%	0
2012	12.886699	13.336017	3.49%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.826045	50.623537	15.51%	0
2019	36.307181	43.826045	20.71%	0
2018	43.475075	36.307181	-16.49%	771
2017	36.801640	43.475075	18.13%	786
2016	33.550316	36.801640	9.69%	1,102
2015	34.801933	33.550316	-3.60%	1,096
2014	33.492090	34.801933	3.91%	287
2013	25.152950	33.492090	33.15%	297
2012	22.404753	25.152950	12.27%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.828901	29.193595	13.03%	90
2019	20.671191	25.828901	24.95%	90
2018	24.835075	20.671191	-16.77%	481
2017	19.494328	24.835075	27.40%	481
2016	20.997299	19.494328	-7.16%	806
2015	20.742119	20.997299	1.23%	753
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.295585	12.144731	-8.66%	0
2019	11.034557	13.295585	20.49%	0
2018	12.038159	11.034557	-8.34%	0
2017	11.836697	12.038159	1.70%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.050825	15.386868	9.51%	0
2019	11.961986	14.050825	17.46%	577
2018	13.511207	11.961986	-11.47%	38,055
2017	12.311382	13.511207	9.75%	40,885
2016	11.099003	12.311382	10.92%	55,260
2015	12.075865	11.099003	-8.09%	59,107
2014	11.981099	12.075865	0.79%	24,556
2013	9.877544	11.981099	21.30%	19,539
2012	8.739564	9.877544	13.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.841619	16.619263	-1.32%	4,002
2019	14.807394	16.841619	13.74%	5,608
2018	15.790961	14.807394	-6.23%	9,336
2017	14.691182	15.790961	7.49%	9,644
2016	13.146530	14.691182	11.75%	26,066
2015	14.433032	13.146530	-8.91%	24,512
2014	14.077774	14.433032	2.52%	20,144
2013	12.607377	14.077774	11.66%	20,777
2012	11.420312	12.607377	10.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	40.568048	41.819589	3.09%	0
2019	32.763362	40.568048	23.82%	0
2018	38.377835	32.763362	-14.63%	0
2017	35.389190	38.377835	8.45%	0
2016	27.736252	35.389190	27.59%	0
2015	30.559886	27.736252	-9.24%	0
2014	31.006643	30.559886	-1.44%	0
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.143042	8.486936	-7.18%	0
2019	9.145540	9.143042	-0.03%	0
2018	9.155821	9.145540	-0.11%	0
2017	9.165653	9.155821	-0.11%	0
2016	9.085217	9.165653	0.89%	4,448
2015	9.687708	9.085217	-6.22%	4,483
2014	9.707479	9.687708	-0.20%	4,496
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.410716	12.662810	2.03%	0
2019	11.313530	12.410716	9.70%	0
2018	12.069031	11.313530	-6.26%	0
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.983224	10.440962	4.59%	0
2019	9.361117	9.983224	6.65%	0
2018*	10.000000	9.361117	-6.39%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.576973	10.078841	5.24%	0
2019	9.305889	9.576973	2.91%	0
2018	10.004560	9.305889	-6.98%	0
2017	9.846341	10.004560	1.61%	2,546
2016	10.095561	9.846341	-2.47%	2,546
2015	10.114593	10.095561	-0.19%	2,546
2014	9.861505	10.114593	2.57%	2,546
2013*	10.000000	9.861505	-1.38%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	40.809801	50.926926	24.79%	0
2019	31.678367	40.809801	28.83%	0
2018	37.328377	31.678367	-15.14%	0
2017	27.939897	37.328377	33.60%	0
2016	28.553403	27.939897	-2.15%	0
2015	28.104084	28.553403	1.60%	0
2014	28.099930	28.104084	0.01%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	32.417507	36.119468	11.42%	0
2019	25.109749	32.417507	29.10%	0
2018	27.883006	25.109749	-9.95%	0
2017	24.392445	27.883006	14.31%	1,138
2016	22.362245	24.392445	9.08%	1,679
2015	22.131050	22.362245	1.04%	1,656
2014	20.455224	22.131050	8.19%	1,671
2013	15.879991	20.455224	28.81%	585
2012	13.896643	15.879991	14.27%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.806325	16.874984	6.76%	0
2019	12.899256	15.806325	22.54%	0
2018	14.891438	12.899256	-13.38%	0
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	43.068547	50.495103	17.24%	0
2019	34.841975	43.068547	23.61%	145
2018	39.746044	34.841975	-12.34%	390
2017	35.602346	39.746044	11.64%	418
2016	30.871193	35.602346	15.33%	270
2015	33.545511	30.871193	-7.97%	283
2014	30.657127	33.545511	9.42%	0
2013	22.245507	30.657127	37.81%	0
2012	19.291662	22.245507	15.31%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.610462	12.586297	18.62%	205
2019	8.461748	10.610462	25.39%	959
2018	10.734262	8.461748	-21.17%	1,851
2017	8.661969	10.734262	23.92%	1,935
2016	9.084958	8.661969	-4.66%	892
2015	8.991116	9.084958	1.04%	892
2014*	10.000000	8.991116	-10.09%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.713738	18.652613	11.60%	0
2019	14.004804	16.713738	19.34%	0
2018	15.114357	14.004804	-7.34%	1,270
2017	13.039207	15.114357	15.91%	1,270
2016	13.655295	13.039207	-4.51%	10,675
2015	15.202990	13.655295	-10.18%	16,538
2014	16.375548	15.202990	-7.16%	15,818
2013	13.353591	16.375548	22.63%	22,826
2012	11.434104	13.353591	16.79%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.271857	13.790413	3.91%	0
2019	12.179463	13.271857	8.97%	298
2018	12.697952	12.179463	-4.08%	287
2017	12.145221	12.697952	4.55%	295
2016	10.665878	12.145221	13.87%	278
2015	11.640813	10.665878	-8.38%	0
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.326357	31.141672	46.02%	83
2019	15.775967	21.326357	35.18%	83
2018	16.109186	15.775967	-2.07%	0
2017	12.953034	16.109186	24.37%	1,202
2016	12.454962	12.953034	4.00%	2,366
2015	13.488862	12.454962	-7.66%	3,394
2014	12.760017	13.488862	5.71%	2,293
2013	10.020404	12.760017	27.34%	764
2012*	10.000000	10.020404	0.20%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.238168	11.062005	8.05%	7,317
2019	9.560129	10.238168	7.09%	0
2018	9.883461	9.560129	-3.27%	0
2017	9.757441	9.883461	1.29%	0
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	52.024340	70.886282	36.26%	0
2019	38.790693	52.024340	34.12%	0
2018	38.917987	38.790693	-0.33%	0
2017	30.546790	38.917987	27.40%	627
2016	30.574576	30.546790	-0.09%	766
2015	27.871410	30.574576	9.70%	766
2014	26.219945	27.871410	6.30%	763
2013	20.441302	26.219945	28.27%	0
2012	16.841270	20.441302	21.38%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.144049	47.482344	47.72%	3,444
2019	22.648750	32.144049	41.92%	1,093
2018	22.905422	22.648750	-1.12%	1,093
2017	16.127631	22.905422	42.03%	1,093
2016	14.453724	16.127631	11.58%	0
2015	14.093946	14.453724	2.55%	2,498
2014	13.152135	14.093946	7.16%	2,084
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.025453	34.139484	13.70%	0
2019	24.180359	30.025453	24.17%	0
2018	29.078340	24.180359	-16.84%	0
2017	22.682524	29.078340	28.20%	0
2016	24.808265	22.682524	-8.57%	0
2015	27.758883	24.808265	-10.63%	0
2014	32.225426	27.758883	-13.86%	0
2013	28.773624	32.225426	12.00%	0
2012	25.942858	28.773624	10.91%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.938980	10.488419	5.53%	0
2019*	10.000000	9.938980	-0.61%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.827439	9.508016	-3.25%	0
2019	8.488085	9.827439	15.78%	2,945
2018	10.636132	8.488085	-20.20%	4,602
2017	8.489993	10.636132	25.28%	4,602
2016	7.172301	8.489993	18.37%	7,527
2015	9.154931	7.172301	-21.66%	4,086
2014	9.796088	9.154931	-6.55%	2,388
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.412286	10.961902	5.28%	0
2019	9.800552	10.412286	6.24%	0
2018	10.105403	9.800552	-3.02%	0
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.559412	30.759930	42.68%	0
2019	15.571951	21.559412	38.45%	0
2018	16.169310	15.571951	-3.69%	0
2017	13.059430	16.169310	23.81%	0
2016	12.247576	13.059430	6.63%	0
2015	12.771610	12.247576	-4.10%	0
2014	14.088176	12.771610	-9.35%	0
2013	10.179611	14.088176	38.40%	0
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	36.306682	36.726277	1.16%	0
2019	28.606833	36.306682	26.92%	0
2018	32.567039	28.606833	-12.16%	1,452
2017	28.317038	32.567039	15.01%	1,524
2016	25.394899	28.317038	11.51%	1,602
2015	26.157500	25.394899	-2.92%	1,678
2014	24.220258	26.157500	8.00%	0
2013	18.226412	24.220258	32.89%	0
2012	16.050085	18.226412	13.56%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.806441	12.231914	13.19%	0
2019*	10.000000	10.806441	8.06%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.824608	24.531941	17.80%	0
2019	16.911259	20.824608	23.14%	0
2018	19.117508	16.911259	-11.54%	1,417
2017	15.381252	19.117508	24.29%	2,818
2016	15.113680	15.381252	1.77%	5,978
2015	14.505331	15.113680	4.19%	5,357
2014	14.635577	14.505331	-0.89%	3,656
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.259507	32.60%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.570536	35.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.507597	11.115468	-3.41%	0
2019	9.183280	11.507597	25.31%	0
2018	10.174484	9.183280	-9.74%	0
2017	9.224384	10.174484	10.30%	0
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.570985	23.009596	11.85%	0
2019	16.927855	20.570985	21.52%	0
2018	18.611963	16.927855	-9.05%	0
2017	16.159674	18.611963	15.18%	0
2016	14.853992	16.159674	8.79%	0
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.582429	18.589755	47.74%	0
2019	9.665295	12.582429	30.18%	0
2018	11.836961	9.665295	-18.35%	0
2017	9.620947	11.836961	23.03%	0
2016	10.065558	9.620947	-4.42%	0
2015	10.338679	10.065558	-2.64%	0
2014	10.694285	10.338679	-3.33%	0
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.251223	20.032111	9.76%	6,456
2019	15.419156	18.251223	18.37%	6,481
2018	16.560184	15.419156	-6.89%	11,737
2017	14.592513	16.560184	13.48%	12,981
2016	13.660106	14.592513	6.83%	26,167
2015	13.803048	13.660106	-1.04%	46,868
2014	13.415262	13.803048	2.89%	41,145
2013	11.103511	13.415262	20.82%	39,048
2012	9.791710	11.103511	13.40%	15,201

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.410890	12.212171	7.02%	4,077
2019	10.683982	11.410890	6.80%	29,983
2018	11.021538	10.683982	-3.06%	39,359
2017	10.895891	11.021538	1.15%	39,440
2016	10.830583	10.895891	0.60%	42,483
2015	11.077207	10.830583	-2.23%	44,410
2014	10.767219	11.077207	2.88%	35,708
2013	11.277224	10.767219	-4.52%	32,643
2012	10.963430	11.277224	2.86%	14,752
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.521887	28.677626	27.33%	2,515
2019	17.051206	22.521887	32.08%	927
2018	19.211474	17.051206	-11.24%	966
2017	14.967326	19.211474	28.36%	955
2016	15.243379	14.967326	-1.81%	868
2015	14.599258	15.243379	4.41%	0
2014	14.628691	14.599258	-0.20%	0
2013	11.603661	14.628691	26.07%	0
2012	9.698831	11.603661	19.64%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.229146	35.972758	48.47%	0
2019	18.976362	24.229146	27.68%	356
2018	19.493829	18.976362	-2.65%	1,004
2017	15.564017	19.493829	25.25%	1,113
2016	14.560960	15.564017	6.89%	2,002
2015	13.960842	14.560960	4.30%	1,575
2014	13.182359	13.960842	5.91%	847
2013	10.378207	13.182359	27.02%	894
2012	9.020713	10.378207	15.05%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.421057	21.521745	10.82%	1,845
2019	15.769745	19.421057	23.15%	1,912
2018	16.452943	15.769745	-4.15%	9,700
2017	13.768617	16.452943	19.50%	11,696
2016	12.646627	13.768617	8.87%	19,549
2015	12.766017	12.646627	-0.94%	42,679
2014	11.817868	12.766017	8.02%	34,027
2013	9.069012	11.817868	30.31%	33,489
2012	7.905590	9.069012	14.72%	19,246

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.561336	15.869259	1.98%	0
2019	14.545268	15.561336	6.99%	762
2018	15.200222	14.545268	-4.31%	758
2017	14.586039	15.200222	4.21%	739
2016	13.698399	14.586039	6.48%	669
2015	14.394015	13.698399	-4.83%	0
2014	14.138664	14.394015	1.81%	0
2013	14.591290	14.138664	-3.10%	0
2012	13.264856	14.591290	10.00%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.618548	35.179709	7.85%	0
2019	25.797222	32.618548	26.44%	0
2018	26.399955	25.797222	-2.28%	0
2017	22.401798	26.399955	17.85%	0
2016	20.563230	22.401798	8.94%	0
2015	20.844943	20.563230	-1.35%	0
2014	19.022554	20.844943	9.58%	0
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	32.276022	32.689285	1.28%	0
2019	25.931558	32.276022	24.47%	0
2018	28.597231	25.931558	-9.32%	0
2017	24.793514	28.597231	15.34%	0
2016	21.516811	24.793514	15.23%	930
2015	23.486289	21.516811	-8.39%	880
2014	22.001672	23.486289	6.75%	827
2013	16.593071	22.001672	32.60%	908
2012	14.328796	16.593071	15.80%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.944778	12.286207	12.26%	0
2019	9.716048	10.944778	12.65%	0
2018	10.833169	9.716048	-10.31%	3,520
2017	9.333117	10.833169	16.07%	3,444
2016	9.247958	9.333117	0.92%	3,624
2015*	10.000000	9.247958	-7.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.621755	17.232112	10.31%	209
2019	12.859374	15.621755	21.48%	210
2018	14.703318	12.859374	-12.54%	16,893
2017	12.523060	14.703318	17.41%	16,893
2016	11.791701	12.523060	6.20%	16,893
2015	12.247180	11.791701	-3.72%	16,893
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.019213	15.068774	7.49%	0
2019	12.313123	14.019213	13.86%	0
2018	13.401242	12.313123	-8.12%	0
2017	12.203261	13.401242	9.82%	1,181
2016	11.734820	12.203261	3.99%	1,200
2015	12.102530	11.734820	-3.04%	1,220
2014	11.840679	12.102530	2.21%	113
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.097808	16.492501	9.24%	0
2019	12.812577	15.097808	17.84%	0
2018	14.237320	12.812577	-10.01%	15,936
2017	12.544298	14.237320	13.50%	16,660
2016	11.926369	12.544298	5.18%	17,327
2015	12.333668	11.926369	-3.30%	17,997
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.278250	12.946339	5.44%	0
2019	11.320809	12.278250	8.46%	0
2018	11.862176	11.320809	-4.56%	0
2017	11.379985	11.862176	4.24%	0
2016	11.099563	11.379985	2.53%	0
2015	11.409824	11.099563	-2.72%	0
2014	11.266760	11.409824	1.27%	0
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.980251	12.332582	2.94%	0
2019	10.737306	11.980251	11.58%	0
2018	11.784040	10.737306	-8.88%	436
2017	10.476817	11.784040	12.48%	20,036
2016	10.127293	10.476817	3.45%	41,227
2015	10.797643	10.127293	-6.21%	42,582
2014	10.774489	10.797643	0.21%	37,649
2013*	10.000000	10.774489	7.74%	17,088
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.463300	13.112944	5.21%	0
2019	11.019021	12.463300	13.11%	0
2018	12.101127	11.019021	-8.94%	14,134
2017	10.482403	12.101127	15.44%	125,383
2016	10.070135	10.482403	4.09%	133,247
2015	10.802486	10.070135	-6.78%	141,478
2014	10.912370	10.802486	-1.01%	129,676
2013*	10.000000	10.912370	9.12%	3,131

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.605999	15.844001	8.48%	0
2019	12.615106	14.605999	15.78%	0
2018	13.855955	12.615106	-8.96%	0
2017	12.405009	13.855955	11.70%	0
2016	11.858311	12.405009	4.61%	3,999
2015	12.230698	11.858311	-3.04%	3,714
2014	11.934880	12.230698	2.48%	3,773
2013	10.337789	11.934880	15.45%	3,827
2012	9.387965	10.337789	10.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.346066	16.882982	10.02%	0
2019	12.811166	15.346066	19.79%	0
2018	14.447115	12.811166	-11.32%	0
2017	12.485081	14.447115	15.72%	0
2016	11.840327	12.485081	5.45%	0
2015	12.266942	11.840327	-3.48%	0
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.527244	14.457144	6.87%	0
2019	12.076190	13.527244	12.02%	0
2018	12.940438	12.076190	-6.68%	0
2017	12.015919	12.940438	7.69%	0
2016	11.566698	12.015919	3.88%	0
2015	11.929841	11.566698	-3.04%	18,073
2014	11.695859	11.929841	2.00%	18,302
2013	10.728763	11.695859	9.01%	18,520
2012	9.948976	10.728763	7.84%	18,725
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.595623	15.044616	3.08%	0
2019	13.240240	14.595623	10.24%	0
2018	16.026557	13.240240	-17.39%	1,212
2017	13.325336	16.026557	20.27%	1,273
2016	13.446598	13.325336	-0.90%	2,296
2015	14.278380	13.446598	-5.83%	2,221
2014	15.862133	14.278380	-9.98%	760
2013	13.477526	15.862133	17.69%	737
2012	11.502750	13.477526	17.17%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.733156	17.33%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.447448	13.024629	4.64%	0
2019	11.685156	12.447448	6.52%	0
2018	12.007565	11.685156	-2.69%	0
2017	11.760398	12.007565	2.10%	0
2016	11.427752	11.760398	2.91%	0
2015	11.764565	11.427752	-2.86%	0
2014	11.468059	11.764565	2.59%	0
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.276380	14.187071	6.86%	0
2019	12.361396	13.276380	7.40%	0
2018	12.801134	12.361396	-3.44%	0
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.494311	10.669296	1.67%	0
2019	10.046796	10.494311	4.45%	0
2018*	10.000000	10.046796	0.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	33.228636	36.796484	10.74%	112
2019	27.641704	33.228636	20.21%	112
2018	34.257563	27.641704	-19.31%	156
2017	24.751302	34.257563	38.41%	504
2016	23.497688	24.751302	5.34%	55
2015	28.624140	23.497688	-17.91%	52
2014	30.983954	28.624140	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.686962	23.570626	3.90%	0
2019	20.175839	22.686962	12.45%	0
2018	21.226477	20.175839	-4.95%	0
2017	20.287606	21.226477	4.63%	0
2016	18.133402	20.287606	11.88%	0
2015	18.998896	18.133402	-4.56%	0
2014	18.904494	18.998896	0.50%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.012761	12.488631	3.96%	0
2019	11.534640	12.012761	4.15%	0
2018	11.776998	11.534640	-2.06%	0
2017	11.771327	11.776998	0.05%	0
2016	11.922468	11.771327	-1.27%	0
2015	12.179045	11.922468	-2.11%	0
2014	11.884578	12.179045	2.48%	0
2013	12.639749	11.884578	-5.97%	0
2012	12.515767	12.639749	0.99%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.570946	8.419975	-1.76%	0
2019	8.592789	8.570946	-0.25%	0
2018	8.648847	8.592789	-0.65%	0
2017	8.787830	8.648847	-1.58%	574
2016	8.965995	8.787830	-1.99%	1,921
2015	9.148971	8.965995	-2.00%	1,617
2014	9.335684	9.148971	-2.00%	1,645
2013	9.526205	9.335684	-2.00%	1,587
2012	9.721147	9.526205	-2.01%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.659953	10.194265	5.53%	549
2019	8.289295	9.659953	16.54%	549
2018	9.929249	8.289295	-16.52%	480
2017	7.972666	9.929249	24.54%	504
2016	8.083699	7.972666	-1.37%	265
2015	8.523224	8.083699	-5.16%	262
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.739914	11.275262	4.98%	0
2019	9.041989	10.739914	18.78%	8,499
2018	10.745624	9.041989	-15.85%	8,499
2017	8.809699	10.745624	21.97%	8,499
2016	8.942214	8.809699	-1.48%	8,861
2015	9.253278	8.942214	-3.36%	0
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.914057	33.073056	10.56%	0
2019	24.669824	29.914057	21.26%	0
2018	27.622148	24.669824	-10.69%	0
2017	23.798245	27.622148	16.07%	0
2016	22.182352	23.798245	7.28%	0
2015	22.863296	22.182352	-2.98%	0
2014	22.222051	22.863296	2.89%	0
2013	17.819897	22.222051	24.70%	0
2012	15.689283	17.819897	13.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.458803	18.719044	7.22%	0
2019	15.445532	17.458803	13.03%	0
2018	16.565890	15.445532	-6.76%	0
2017	15.209990	16.565890	8.91%	0
2016	14.599376	15.209990	4.18%	1,493
2015	14.923255	14.599376	-2.17%	48,529
2014	14.560189	14.923255	2.49%	49,131
2013	13.098884	14.560189	11.16%	48,577
2012	12.219870	13.098884	7.19%	25,341
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.268322	23.264730	9.39%	0
2019	18.094244	21.268322	17.54%	0
2018	19.743144	18.094244	-8.35%	0
2017	17.546474	19.743144	12.52%	0
2016	16.617463	17.546474	5.59%	0
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.246144	14.898762	4.58%	0
2019	13.271680	14.246144	7.34%	0
2018	13.792771	13.271680	-3.78%	225
2017	13.316716	13.792771	3.57%	229
2016	13.032072	13.316716	2.18%	232
2015	13.262927	13.032072	-1.74%	40,603
2014	13.026816	13.262927	1.81%	41,078
2013	12.679994	13.026816	2.74%	41,604
2012	12.302669	12.679994	3.07%	11,114

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.977224	12.272949	2.47%	0
2019	10.815770	11.977224	10.74%	0
2018	11.695718	10.815770	-7.52%	437
2017	10.465318	11.695718	11.76%	3,131
2016	10.101704	10.465318	3.60%	32,989
2015	10.653171	10.101704	-5.18%	35,817
2014	10.610017	10.653171	0.41%	34,986
2013*	10.000000	10.610017	6.10%	30,538
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.541407	13.068342	4.20%	0
2019	11.104140	12.541407	12.94%	0
2018	12.062347	11.104140	-7.94%	439
2017	10.522793	12.062347	14.63%	8,750
2016	10.039139	10.522793	4.82%	8,878
2015	10.665877	10.039139	-5.88%	10,963
2014	10.698083	10.665877	-0.30%	5,631
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.095854	23.893996	8.14%	0
2019	19.148783	22.095854	15.39%	0
2018	20.718642	19.148783	-7.58%	0
2017	18.720277	20.718642	10.67%	0
2016	17.827801	18.720277	5.01%	4,771
2015	18.252744	17.827801	-2.33%	4,835
2014	17.707774	18.252744	3.08%	4,892
2013	15.492993	17.707774	14.30%	4,228
2012	14.267335	15.492993	8.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.728767	29.423640	10.08%	0
2019	22.387425	26.728767	19.39%	0
2018	24.760099	22.387425	-9.58%	0
2017	21.652521	24.760099	14.35%	0
2016	20.365820	21.652521	6.32%	3,289
2015	20.934264	20.365820	-2.72%	0
2014	20.352612	20.934264	2.86%	0
2013	16.970293	20.352612	19.93%	0
2012	15.222735	16.970293	11.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.038552	19.189720	6.38%	0
2019	16.219729	18.038552	11.21%	0
2018	17.194281	16.219729	-5.67%	0
2017	16.064433	17.194281	7.03%	0
2016	15.506993	16.064433	3.59%	0
2015	15.828312	15.506993	-2.03%	0
2014	15.420492	15.828312	2.64%	0
2013	14.240613	15.420492	8.29%	0
2012	13.450525	14.240613	5.87%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.423892	10.943242	4.98%	0
2019*	10.000000	10.423892	4.24%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.723297	12.165075	13.45%	0
2019*	10.000000	10.723297	7.23%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.073987	10.021545	-0.52%	0
2019*	10.000000	10.073987	0.74%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.948243	13.518420	23.48%	0
2019*	10.000000	10.948243	9.48%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.450582	27.310612	27.32%	0
2019	16.808868	21.450582	27.61%	0
2018	17.748576	16.808868	-5.29%	0
2017	13.943453	17.748576	27.29%	0
2016	13.949614	13.943453	-0.04%	0
2015	13.802351	13.949614	1.07%	0
2014	12.786410	13.802351	7.95%	0
2013	9.706761	12.786410	31.73%	0
2012	8.528738	9.706761	13.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.654684	13.281090	4.95%	1,051
2019	10.853926	12.654684	16.59%	25,963
2018	11.637695	10.853926	-6.73%	26,655
2017	10.101386	11.637695	15.21%	28,325
2016	9.495334	10.101386	6.38%	28,670
2015	9.911861	9.495334	-4.20%	1,688
2014*	10.000000	9.911861	-0.88%	139
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.561479	15.266501	4.84%	943
2019	12.180922	14.561479	19.54%	23,627
2018	12.759487	12.180922	-4.53%	23,439
2017	10.697973	12.759487	19.27%	25,175
2016	9.919284	10.697973	7.85%	26,308
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.261127	42.120217	16.16%	0
2019	26.942583	36.261127	34.59%	0
2018	27.925871	26.942583	-3.52%	0
2017	22.424098	27.925871	24.54%	2,354
2016	22.144288	22.424098	1.26%	2,354
2015	21.556640	22.144288	2.73%	0
2014	20.261702	21.556640	6.39%	0
2013	15.170352	20.261702	33.56%	0
2012	13.072444	15.170352	16.05%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.974254	27.796684	-0.63%	0
2019	22.532742	27.974254	24.15%	0
2018	25.400856	22.532742	-11.29%	0
2017	23.900966	25.400856	6.28%	0
2016	20.286872	23.900966	17.81%	0
2015	21.663188	20.286872	-6.35%	0
2014	19.571224	21.663188	10.69%	0
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.778363	17.78%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	43.733254	48.479499	10.85%	1,968
2019	35.515470	43.733254	23.14%	2,180
2018	40.900850	35.515470	-13.17%	2,305
2017	36.045369	40.900850	13.47%	2,303
2016	30.575273	36.045369	17.89%	2,301
2015	32.010520	30.575273	-4.48%	141
2014	29.851666	32.010520	7.23%	0
2013	22.894411	29.851666	30.39%	0
2012	19.887711	22.894411	15.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.023125	20.366772	-3.12%	0
2019	17.321599	21.023125	21.37%	196
2018	20.354997	17.321599	-14.90%	188
2017	18.244330	20.354997	11.57%	191
2016	15.830408	18.244330	15.25%	193
2015	16.633495	15.830408	-4.83%	0
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	32.285944	44.459709	37.71%	0
2019	24.335537	32.285944	32.67%	0
2018	27.058394	24.335537	-10.06%	0
2017	22.149742	27.058394	22.16%	0
2016	20.915136	22.149742	5.90%	292
2015	21.229578	20.915136	-1.48%	268
2014	21.126635	21.229578	0.49%	297
2013	14.975638	21.126635	41.07%	280
2012	13.512761	14.975638	10.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	36.346362	37.383036	2.85%	0
2019	31.247579	36.346362	16.32%	0
2018	38.477892	31.247579	-18.79%	0
2017	36.100895	38.477892	6.58%	0
2016	29.324303	36.100895	23.11%	0
2015	31.931117	29.324303	-8.16%	0
2014	30.518150	31.931117	4.63%	0
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	37.828146	45.359501	19.91%	0
2019	30.792937	37.828146	22.85%	0
2018	36.052009	30.792937	-14.59%	0
2017	32.496337	36.052009	10.94%	0
2016	27.057762	32.496337	20.10%	0
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.321477	21.472500	11.13%	0
2019	15.392536	19.321477	25.52%	0
2018	16.536585	15.392536	-6.92%	0
2017	13.524370	16.536585	22.27%	0
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.104206	22.329910	11.07%	1,431
2019	16.275306	20.104206	23.53%	1,431
2018	17.646102	16.275306	-7.77%	1,431
2017	15.211716	17.646102	16.00%	1,431
2016	14.096301	15.211716	7.91%	0
2015	14.444423	14.096301	-2.41%	0
2014	13.337464	14.444423	8.30%	0
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.410037	15.165449	-7.58%	103
2019	12.836702	16.410037	27.84%	301
2018	13.654170	12.836702	-5.99%	198
2017	13.125661	13.654170	4.03%	220
2016	12.495876	13.125661	5.04%	0
2015	13.515974	12.495876	-7.55%	0
2014	10.723935	13.515974	26.04%	0
2013	10.655105	10.723935	0.65%	0
2012	9.407227	10.655105	13.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.787517	22.853482	15.49%	122,960
2019	15.432075	19.787517	28.22%	24,007
2018	16.555660	15.432075	-6.79%	33,713
2017	13.934874	16.555660	18.81%	34,241
2016	12.763859	13.934874	9.17%	37,757
2015	12.902687	12.763859	-1.08%	11,476
2014	11.643359	12.902687	10.82%	2,318
2013*	10.000000	11.643359	16.43%	2,713
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.898645	9.975404	0.78%	8,474
2019	9.704021	9.898645	2.01%	0
2018	9.822585	9.704021	-1.21%	0
2017	9.866683	9.822585	-0.45%	0
2016	9.822736	9.866683	0.45%	0
2015	10.057519	9.822736	-2.33%	0
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.850241	19.703396	16.93%	5,103
2019	13.759664	16.850241	22.46%	5,637
2018	15.838845	13.759664	-13.13%	5,703
2017	14.153951	15.838845	11.90%	5,698
2016	11.948255	14.153951	18.46%	5,669
2015	12.817895	11.948255	-6.78%	177
2014	12.510103	12.817895	2.46%	0
2013*	10.000000	12.510103	25.10%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.428447	33.704912	57.29%	1,459
2019	15.979273	21.428447	34.10%	0
2018	17.543834	15.979273	-8.92%	0
2017	14.037310	17.543834	24.98%	0
2016	13.505177	14.037310	3.94%	0
2015	13.828628	13.505177	-2.34%	0
2014	13.604811	13.828628	1.65%	0
2013	10.015678	13.604811	35.84%	0
2012	8.915007	10.015678	12.35%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.529833	11.916417	3.35%	0
2019	10.304498	11.529833	11.89%	0
2018	11.235960	10.304498	-8.29%	0
2017	10.399607	11.235960	8.04%	0
2016	10.028069	10.399607	3.70%	0
2015	10.745239	10.028069	-6.67%	0
2014	10.677294	10.745239	0.64%	0
2013	10.138231	10.677294	5.32%	0
2012*	10.000000	10.138231	1.38%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.316096	12.655190	2.75%	0
2019	10.774491	12.316096	14.31%	0
2018	12.094704	10.774491	-10.92%	0
2017	10.517541	12.094704	15.00%	0
2016	10.205820	10.517541	3.05%	0
2015	11.491948	10.205820	-11.19%	0
2014	11.623735	11.491948	-1.13%	0
2013	10.256891	11.623735	13.33%	0
2012*	10.000000	10.256891	2.57%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.299527	12.720139	3.42%	0
2019	10.830380	12.299527	13.57%	0
2018	11.963734	10.830380	-9.47%	0
2017	10.744216	11.963734	11.35%	0
2016	10.357486	10.744216	3.73%	0
2015	11.324511	10.357486	-8.54%	0
2014	11.273962	11.324511	0.45%	0
2013	10.274529	11.273962	9.73%	0
2012*	10.000000	10.274529	2.75%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.338634	11.990601	5.75%	0
2019	10.354081	11.338634	9.51%	0
2018	11.175307	10.354081	-7.35%	953
2017	10.057190	11.175307	11.12%	953
2016	9.088907	10.057190	10.65%	9,063
2015	10.212802	9.088907	-11.00%	12,431
2014	10.374051	10.212802	-1.55%	14,604
2013	10.574216	10.374051	-1.89%	14,417
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.837789	11.319882	4.45%	0
2019	9.645644	10.837789	12.36%	0
2018	10.342655	9.645644	-6.74%	897
2017	9.612973	10.342655	7.59%	897
2016	8.663848	9.612973	10.96%	897
2015	9.054820	8.663848	-4.32%	897
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.214487	12.162001	8.45%	0
2019	10.702970	11.214487	4.78%	0
2018	11.386429	10.702970	-6.00%	0
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.767836	10.857407	0.83%	0
2019	10.572733	10.767836	1.85%	359
2018	10.764172	10.572733	-1.78%	349
2017	10.847411	10.764172	-0.77%	346
2016	10.925600	10.847411	-0.72%	2,638
2015	11.125344	10.925600	-1.80%	1,992
2014	11.268074	11.125344	-1.27%	2,024
2013	11.524803	11.268074	-2.23%	1,978
2012	11.121145	11.524803	3.63%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.095980	10.105831	0.10%	0
2019	10.031540	10.095980	0.64%	0
2018	10.093357	10.031540	-0.61%	0
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.981607	11.680083	6.36%	0
2019	10.351959	10.981607	6.08%	0
2018	10.631909	10.351959	-2.63%	1,334
2017	10.349729	10.631909	2.73%	1,292
2016	10.294407	10.349729	0.54%	7,258
2015	10.469358	10.294407	-1.67%	6,571
2014	10.255615	10.469358	2.08%	5,438
2013	10.684266	10.255615	-4.01%	5,412
2012	9.956927	10.684266	7.30%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.181936	21.071988	9.85%	0
2019	15.639538	19.181936	22.65%	0
2018	19.732281	15.639538	-20.74%	0
2017	15.905851	19.732281	24.06%	0
2016	16.637774	15.905851	-4.40%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.440126	34.40%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.847649	13.321238	3.69%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.448487	52.508680	26.68%	0
2019	32.880627	41.448487	26.06%	0
2018	33.270396	32.880627	-1.17%	320
2017	26.665728	33.270396	24.77%	320
2016	30.474032	26.665728	-12.50%	3,361
2015	27.648118	30.474032	10.22%	3,011
2014	21.499141	27.648118	28.60%	3,582
2013	14.575218	21.499141	47.50%	3,472
2012	11.353689	14.575218	28.37%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.519595	6.427634	16.45%	0
2019	5.049243	5.519595	9.32%	0
2018	7.199150	5.049243	-29.86%	1,125
2017	7.493374	7.199150	-3.93%	2,471
2016	5.331350	7.493374	40.55%	10,148
2015	8.196559	5.331350	-34.96%	12,410
2014	10.370399	8.196559	-20.96%	8,458
2013	9.594282	10.370399	8.09%	5,640
2012*	10.000000	9.594282	-4.06%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.743274	10.365197	-3.52%	0
2019*	10.000000	10.743274	7.43%	0

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.446223	51.718542	54.63%	1,002
2019	27.340409	33.446223	22.33%	49
2018	27.541154	27.340409	-0.73%	352
2017	22.327871	27.541154	23.35%	1,117
2016	21.144273	22.327871	5.60%	1,335
2015	22.216260	21.144273	-4.83%	1,353
2014	23.103587	22.216260	-3.84%	943
2013	15.692372	23.103587	47.23%	0
2012	14.844951	15.692372	5.71%	0

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;

•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income

Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.

If the Contract Owner purchases the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners, distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).

(b)	if there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner's death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In additional, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:

•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500

The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 12th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 12th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255

	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix E: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:

3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner’s Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100

Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:				$260,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix F: Historical Rates, Periods, and Percentages
This Appendix provides historical information related to the:
•	Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max;
•	Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider; and
•	Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option and the Joint Option for the Nationwide Lifetime Income Capture option.
For contracts with applications signed on or after May 1, 2021, rates and percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you.
Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
For contracts with applications signed on or after June 1, 2020 and before May 1, 2021:
Roll-up Interest Rate	Roll-up Crediting Period
5%	10 Years

Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*
50 up to 59½	3.30%	3.05%
59½ through 64	4.30%	4.05%
65 through 69	5.15%	4.90%
70 through 74	5.25%	5.00%
75 through 80	5.75%	5.50%
81 and older	6.30%	6.05%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
For contracts with applications signed on or after November 2, 2020 and before May 1, 2021:
Roll-up Interest Rate	Roll-up Crediting Period
5.50%	10 Years

	Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
50 up to 59½	4.00%	3.00%	3.75%	3.00%
59½ through 64	5.00%	3.00%	4.75%	3.00%

	Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*
65 through 69	6.25%	4.00%	6.00%	4.00%
70 through 74	6.50%	4.00%	6.25%	4.00%
75 through 80	6.75%	4.00%	6.50%	4.00%
81 and older	6.75%	4.00%	6.50%	4.00%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
For contracts with applications signed on or after June 1, 2020 and before November 2, 2020:
Roll-up Interest Rate	Roll-up Crediting Period
5%	10 Years

	Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
50 up to 59½	4.00%	3.00%	3.75%	3.00%
59½ through 64	5.00%	3.00%	4.75%	3.00%
65 through 69	6.25%	4.00%	6.00%	4.00%
70 through 74	6.50%	4.00%	6.25%	4.00%
75 through 80	6.75%	4.00%	6.50%	4.00%
81 and older	6.75%	4.00%	6.50%	4.00%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max
For contracts with applications signed on or after November 2, 2020 and before May 1, 2021:
Roll-up Interest Rate	Roll-up Crediting Period
5.50%	10 Years

	Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
50 up to 59½	4.00%	3.00%	3.75%	3.00%
59½ through 64	5.00%	3.00%	4.75%	3.00%
65 through 69	7.50%	3.00%	7.25%	3.00%
70 through 74	8.00%	3.00%	7.75%	3.00%
75 through 80	8.00%	3.00%	7.75%	3.00%

	Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*
81 and older	8.00%	3.00%	7.75%	3.00%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
For contracts with applications signed on or after June 1, 2020 and before November 2, 2020:
Roll-up Interest Rate	Roll-up Crediting Period
5%	10 Years

	Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
50 up to 59½	4.00%	3.00%	3.75%	3.00%
59½ through 64	5.00%	3.00%	4.75%	3.00%
65 through 69	7.50%	3.00%	7.25%	3.00%
70 through 74	8.00%	3.00%	7.75%	3.00%
75 through 80	8.00%	3.00%	7.75%	3.00%
81 and older	8.00%	3.00%	7.75%	3.00%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
	For contracts with applications signed on or after May 1, 2020 and before July 1, 2020
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
50 up to 59½	3.25%	3.00%
59½ through 64	4.25%	4.00%
65 through 69	5.00%	4.75%
70 through 74	5.10%	4.85%
75 through 80	5.75%	5.50%
81 and older	6.35%	6.10%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

	For contracts with applications signed on or after October 15, 2019 and before May 1, 2020		For contracts with applications signed on or after August 19, 2019 and before October 15, 2019
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
50 up to 59½	3.35%	3.10%	3.35%	3.10%
59½ through 64	4.35%	4.10%	4.50%	4.25%
65 through 69	5.40%	5.15%	5.65%	5.40%
70 through 74	5.50%	5.25%	5.65%	5.40%
75 through 80	5.85%	5.60%	5.85%	5.60%
81 and older	6.35%	6.10%	6.35%	6.10%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider (continued)
	For contracts with applications signed on or after November 5, 2018 and before August 19, 2019		For contracts with applications signed on or after August 13, 2018 and before November 5, 2018		For contracts with applications signed on or after June 1, 2018 and before August 13, 2018
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
50 up to 59½	3.35%	3.10%	3.35%	3.10%	3.35%	3.10%
59½ through 64	4.50%	4.25%	4.50%	4.25%	4.35%	4.10%
65 through 69	5.70%	5.45%	5.60%	5.35%	5.35%	5.10%
70 through 74	5.85%	5.60%	5.70%	5.45%	5.60%	5.35%
75 through 80	6.00%	5.75%	5.85%	5.60%	5.85%	5.60%
81 and older	6.35%	6.10%	6.35%	6.10%	6.35%	6.10%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

	For contracts with applications signed on or after April 1, 2017 and before June 1, 2018		For contracts with applications signed on or after February 1, 2016 and before April 1, 2017		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
50 up to 59½	3.35%	3.10%	3.25%	3.00%	3.15%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%	4.15%	3.90%
65 through 74	5.35%	5.10%	5.25%	5.00%	5.15%	4.90%
75 through 80	5.85%	5.60%	5.75%	5.50%	5.65%	5.40%
81 and older	6.35%	6.10%	6.25%	6.00%	6.15%	5.90%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider (continued)
	For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later) and for contracts with applications signed before August 1, 2015		For contracts issued before January 14, 2013, or the date of state approval (whichever is later)
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
50 up to 59½	3.00%	3.00%	3.00%	3.00%
59½ through 64	4.00%	3.75%	4.00%	3.50%
65 through 74	5.00%	4.75%	5.00%	4.50%
75 through 80
81 and older	6.00%	5.75%	6.00%	5.50%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option
Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before June 1, 2020		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age (at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
50 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age (at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
50 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Attained Age Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before June 1, 2020		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age (at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
50 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.

	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age (at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
50 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.

Nationwide DestinationSM Navigator New York 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.30% of the initial purchase payment amount and 0.05% of the Contract Value beginning in the second contract year for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
2

The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2020. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.459055	13.929791	3.50%	0
2019	11.832901	13.459055	13.74%	0
2018	12.940400	11.832901	-8.56%	0
2017	11.467817	12.940400	12.84%	0
2016	11.240100	11.467817	2.03%	0
2015	11.538145	11.240100	-2.58%	0
2014	11.218186	11.538145	2.85%	0
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.828448	8.906325	0.88%	0
2019	7.658845	8.828448	15.27%	0
2018*	10.000000	7.658845	-23.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	43.318100	44.060387	1.71%	4,168
2019	36.603682	43.318100	18.34%	3,727
2018	43.785793	36.603682	-16.40%	2,968
2017	39.309596	43.785793	11.39%	1,368
2016	31.913697	39.309596	23.17%	740
2015	34.286334	31.913697	-6.92%	172
2014	31.885431	34.286334	7.53%	0
2013	23.471632	31.885431	35.85%	0
2012	20.073992	23.471632	16.93%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.602374	15.789603	8.13%	90,855
2019	13.585275	14.602374	7.49%	85,850
2018	14.164466	13.585275	-4.09%	68,906
2017	13.842269	14.164466	2.33%	53,362
2016	13.434656	13.842269	3.03%	32,588
2015	13.956063	13.434656	-3.74%	2,676
2014	13.688194	13.956063	1.96%	140
2013	15.153413	13.688194	-9.67%	0
2012	14.297491	15.153413	5.99%	0
4

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	33.572275	33.503676	-0.20%	19,502
2019	26.369198	33.572275	27.32%	10,933
2018	30.697596	26.369198	-14.10%	8,684
2017	27.901210	30.697596	10.02%	6,971
2016	23.034724	27.901210	21.13%	5,013
2015	23.712676	23.034724	-2.86%	602
2014	20.668691	23.712676	14.73%	0
2013	16.120711	20.668691	28.21%	0
2012	14.053082	16.120711	14.71%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	34.139983	33.976041	-0.48%	371
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.664508	16.370324	4.51%	271,342
2019	13.451515	15.664508	16.45%	276,479
2018	14.331272	13.451515	-6.14%	281,754
2017	12.647148	14.331272	13.32%	310,343
2016	11.944428	12.647148	5.88%	317,005
2015	12.232829	11.944428	-2.36%	279,845
2014	12.043635	12.232829	1.57%	302,618
2013	10.119675	12.043635	19.01%	99,781
2012*	10.000000	10.119675	1.20%	8,359
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.790902	12.453680	5.62%	47,921
2019	10.400441	11.790902	13.37%	34,858
2018	10.851641	10.400441	-4.16%	20,698
2017	10.267397	10.851641	5.69%	16,769
2016	9.220316	10.267397	11.36%	5,471
2015*	10.000000	9.220316	-7.80%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.651639	11.411337	7.13%	1,049,627
2019	9.887506	10.651639	7.73%	982,717
2018	10.091257	9.887506	-2.02%	847,505
2017	9.906199	10.091257	1.87%	497,960
2016	9.795436	9.906199	1.13%	174,641
2015*	10.000000	9.795436	-2.05%	9,299
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.788698	15.117580	2.22%	251,068
2019	11.755348	14.788698	25.80%	233,671
2018	12.865168	11.755348	-8.63%	242,307
2017	11.189017	12.865168	14.98%	261,365
2016	9.767409	11.189017	14.55%	163,178
2015*	10.000000	9.767409	-2.33%	9,757
5

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.270493	21.767413	19.14%	44,285
2019	15.719984	18.270493	16.22%	20,543
2018	17.234356	15.719984	-8.79%	19,714
2017	15.355712	17.234356	12.23%	14,657
2016	14.987145	15.355712	2.46%	14,965
2015	15.338093	14.987145	-2.29%	14,897
2014	15.245537	15.338093	0.61%	10,261
2013	13.500145	15.245537	12.93%	9,071
2012	12.438632	13.500145	8.53%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.316638	14.174703	6.44%	67,020
2019	11.256946	13.316638	18.30%	64,557
2018	13.528043	11.256946	-16.79%	44,748
2017	11.913823	13.528043	13.55%	15,909
2016	10.477534	11.913823	13.71%	13,811
2015	10.889543	10.477534	-3.78%	382
2014*	10.000000	10.889543	8.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.820481	39.115635	9.20%	0
2019	29.695973	35.820481	20.62%	0
2018	33.056317	29.695973	-10.17%	0
2017	29.794920	33.056317	10.95%	0
2016	24.009353	29.794920	24.10%	0
2015	24.905780	24.009353	-3.60%	0
2014	24.004434	24.905780	3.75%	0
2013	17.283516	24.004434	38.89%	0
2012	15.129971	17.283516	14.23%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.071367	43.070634	16.18%	0
2019	28.705897	37.071367	29.14%	0
2018	30.570161	28.705897	-6.10%	0
2017	25.551563	30.570161	19.64%	0
2016	23.229494	25.551563	10.00%	0
2015	23.332829	23.229494	-0.44%	0
2014	20.901224	23.332829	11.63%	0
2013	16.078646	20.901224	29.99%	0
2012	14.107815	16.078646	13.97%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.818311	39.965027	21.78%	935
2019	24.488220	32.818311	34.02%	1,002
2018	26.709719	24.488220	-8.32%	1,060
2017	21.305902	26.709719	25.36%	1,408
2016	20.054835	21.305902	6.24%	1,415
2015	20.885783	20.054835	-3.98%	3,135
2014	19.624877	20.885783	6.43%	2,485
2013	16.456156	19.624877	19.26%	2,276
2012	15.138702	16.456156	8.70%	0
6

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.122430	11.670175	4.92%	15,648
2019	9.671027	11.122430	15.01%	7,190
2018	10.207291	9.671027	-5.25%	788
2017*	10.000000	10.207291	2.07%	365
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.365219	16.766384	-3.45%	36,110
2019	13.775453	17.365219	26.06%	23,059
2018	16.805473	13.775453	-18.03%	17,774
2017	15.234886	16.805473	10.31%	13,180
2016	11.774721	15.234886	29.39%	5,814
2015	12.754025	11.774721	-7.68%	0
2014	12.234599	12.754025	4.25%	0
2013*	10.000000	12.234599	22.35%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.179057	11.254311	0.67%	44,559
2019	10.577537	11.179057	5.69%	56,402
2018	10.726834	10.577537	-1.39%	38,754
2017	10.506066	10.726834	2.10%	15,806
2016	9.770039	10.506066	7.53%	4,567
2015	9.997926	9.770039	-2.28%	0
2014	10.071973	9.997926	-0.74%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.513588	13.581132	29.18%	31,811
2019	8.245047	10.513588	27.51%	23,497
2018*	10.000000	8.245047	-17.55%	7,093
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.952786	20.996172	10.78%	275,525
2019	16.589580	18.952786	14.25%	267,537
2018	17.557547	16.589580	-5.51%	96,029
2017	15.770077	17.557547	11.33%	81,312
2016	15.183111	15.770077	3.87%	77,661
2015	15.465121	15.183111	-1.82%	26,063
2014	15.035641	15.465121	2.86%	26,201
2013	13.457741	15.035641	11.72%	25,386
2012	12.219959	13.457741	10.13%	2,632
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	20.705850	23.445243	13.23%	24,777
2019	17.499782	20.705850	18.32%	17,073
2018	18.879025	17.499782	-7.31%	4,230
2017	16.451831	18.879025	14.75%	4,414
2016	15.753781	16.451831	4.43%	0
2015	16.034880	15.753781	-1.75%	0
2014	15.532319	16.034880	3.24%	0
2013	13.609100	15.532319	14.13%	0
2012	12.194817	13.609100	11.60%	0
7

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	22.841214	26.296437	15.13%	59,822
2019	18.646068	22.841214	22.50%	55,678
2018	20.548096	18.646068	-9.26%	31,595
2017	17.248537	20.548096	19.13%	3,329
2016	16.427999	17.248537	4.99%	0
2015	16.732995	16.427999	-1.82%	0
2014	16.185651	16.732995	3.38%	0
2013	13.507103	16.185651	19.83%	0
2012	11.881588	13.507103	13.68%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.817498	16.655566	20.54%	1,709,965
2019	11.279427	13.817498	22.50%	1,527,186
2018	11.959964	11.279427	-5.69%	1,067,869
2017	10.435271	11.959964	14.61%	753,762
2016*	10.000000	10.435271	4.35%	210,961
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	42.840489	55.067865	28.54%	25,812
2019	33.063957	42.840489	29.57%	6,998
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.881172	9.195547	-33.76%	13,347
2019	12.805935	13.881172	8.40%	6,117
2018	17.247402	12.805935	-25.75%	1,398
2017	17.972726	17.247402	-4.04%	0
2016	13.638889	17.972726	31.78%	0
2015	17.436911	13.638889	-21.78%	0
2014	20.252144	17.436911	-13.90%	0
2013	16.528028	20.252144	22.53%	0
2012	15.989239	16.528028	3.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.261427	31.791712	5.06%	52,621
2019	24.121393	30.261427	25.45%	32,224
2018	26.722306	24.121393	-9.73%	23,849
2017	24.033057	26.722306	11.19%	14,328
2016	20.685487	24.033057	16.18%	9,160
2015	21.885542	20.685487	-5.48%	6,422
2014	20.440533	21.885542	7.07%	6,422
2013	16.201274	20.440533	26.17%	6,422
2012	14.023439	16.201274	15.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.869486	15.790695	6.20%	1,645,787
2019	11.617273	14.869486	27.99%	1,249,711
2018	12.962761	11.617273	-10.38%	873,826
2017	11.262174	12.962761	15.10%	619,533
2016*	10.000000	11.262174	12.62%	175,107
8

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.219602	58.401847	41.68%	95,094
2019	31.171482	41.219602	32.23%	71,030
2018	31.721482	31.171482	-1.73%	36,524
2017	23.838353	31.721482	33.07%	30,543
2016	24.019381	23.838353	-0.75%	20,794
2015	22.764038	24.019381	5.51%	8,541
2014	20.775828	22.764038	9.57%	6,984
2013	15.477413	20.775828	34.23%	0
2012	13.707490	15.477413	12.91%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	16.175730	17.428440	7.74%	1,570,584
2019	14.980022	16.175730	7.98%	1,261,750
2018	15.298838	14.980022	-2.08%	888,526
2017	14.904806	15.298838	2.64%	587,031
2016	14.453385	14.904806	3.12%	148,599
2015	14.769242	14.453385	-2.14%	3,099
2014	14.167846	14.769242	4.24%	1,805
2013	14.657541	14.167846	-3.34%	0
2012	14.063004	14.657541	4.23%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.532977	55.297557	16.34%	7,603
2019	39.098910	47.532977	21.57%	7,729
2018	46.483736	39.098910	-15.89%	8,012
2017	39.070373	46.483736	18.97%	8,065
2016	35.366714	39.070373	10.47%	4,505
2015	36.425827	35.366714	-2.91%	1,883
2014	34.806190	36.425827	4.65%	1,396
2013	25.954620	34.806190	34.10%	418
2012	22.954492	25.954620	13.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.250537	31.020418	13.83%	51,667
2019	21.654331	27.250537	25.84%	46,400
2018	25.830528	21.654331	-16.17%	24,988
2017	20.132452	25.830528	28.30%	7,440
2016	21.531223	20.132452	-6.50%	3,734
2015	21.118649	21.531223	1.95%	130
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.941690	12.826014	-8.00%	6,434
2019	11.488735	13.941690	21.35%	3,250
2018	12.444203	11.488735	-7.68%	2,042
2017	12.149430	12.444203	2.43%	106
9

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.267401	16.838506	10.29%	5,684
2019	12.905547	15.267401	18.30%	4,998
2018	14.472957	12.905547	-10.83%	4,967
2017	13.094504	14.472957	10.53%	0
2016	11.721534	13.094504	11.71%	0
2015	12.662697	11.721534	-7.43%	0
2014	12.474214	12.662697	1.51%	0
2013	10.211201	12.474214	22.16%	0
2012	8.970568	10.211201	13.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.562233	18.448019	-0.62%	65,137
2019	16.204471	18.562233	14.55%	57,025
2018	17.157566	16.204471	-5.55%	36,040
2017	15.849753	17.157566	8.25%	15,454
2016	14.083020	15.849753	12.55%	8,384
2015	15.351469	14.083020	-8.26%	1,166
2014	14.867410	15.351469	3.26%	1,166
2013	13.220142	14.867410	12.46%	0
2012	11.890259	13.220142	11.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	42.563431	44.189962	3.82%	0
2019	34.131131	42.563431	24.71%	0
2018	39.694608	34.131131	-14.02%	0
2017	36.344606	39.694608	9.22%	0
2016	28.283730	36.344606	28.50%	0
2015	30.941984	28.283730	-8.59%	361
2014	31.171545	30.941984	-0.74%	363
2013	23.181387	31.171545	34.47%	399
2012	19.839372	23.181387	16.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.587527	8.963125	-6.51%	31,611
2019	9.522124	9.587527	0.69%	26,167
2018	9.464831	9.522124	0.61%	22,251
2017	9.407983	9.464831	0.60%	19,729
2016	9.259460	9.407983	1.60%	13,283
2015	9.803446	9.259460	-5.55%	4,547
2014	9.753776	9.803446	0.51%	4,542
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.106638	13.468378	2.76%	555
2019	11.863215	13.106638	10.48%	596
2018	12.565150	11.863215	-5.59%	1,476
2017	11.254538	12.565150	11.65%	1,476
2016	10.928357	11.254538	2.98%	555
2015	11.756183	10.928357	-7.04%	555
2014	11.458922	11.756183	2.59%	0
2013	10.222938	11.458922	12.09%	0
2012*	10.000000	10.222938	2.23%	0
10

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.102498	10.641176	5.33%	3,844
2019	9.405790	10.102498	7.41%	1,480
2018*	10.000000	9.405790	-5.94%	1,480
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.042458	10.644220	5.99%	8,334
2019	9.689003	10.042458	3.65%	8,334
2018	10.342147	9.689003	-6.32%	8,334
2017	10.106621	10.342147	2.33%	4,504
2016	10.289133	10.106621	-1.77%	4,504
2015	10.235413	10.289133	0.52%	0
2014	9.908546	10.235413	3.30%	0
2013*	10.000000	9.908546	-0.91%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.468084	52.117922	25.68%	6,844
2019	31.961134	41.468084	29.75%	5,326
2018	37.392688	31.961134	-14.53%	2,227
2017	27.790304	37.392688	34.55%	815
2016	28.199623	27.790304	-1.45%	0
2015	27.558987	28.199623	2.32%	1,159
2014	27.359465	27.558987	0.73%	1,191
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.718294	37.837186	12.22%	24,671
2019	25.932146	33.718294	30.03%	19,112
2018	28.590750	25.932146	-9.30%	15,428
2017	24.834807	28.590750	15.12%	7,725
2016	22.606814	24.834807	9.86%	5,470
2015	22.214411	22.606814	1.77%	1,702
2014	20.386676	22.214411	8.97%	1,450
2013	15.714632	20.386676	29.73%	0
2012	13.654221	15.714632	15.09%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.692825	17.948779	7.52%	297
2019	13.526111	16.692825	23.41%	298
2018	15.503650	13.526111	-12.76%	304
2017	13.699818	15.503650	13.17%	329
2016	12.265322	13.699818	11.70%	352
2015	12.982605	12.265322	-5.52%	367
2014	12.627093	12.982605	2.82%	205
2013	9.958708	12.627093	26.79%	0
2012*	10.000000	9.958708	-0.41%	0
11

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.538027	52.590821	18.08%	38,174
2019	35.775304	44.538027	24.49%	35,225
2018	40.519431	35.775304	-11.71%	26,131
2017	36.038505	40.519431	12.43%	8,244
2016	31.028490	36.038505	16.15%	3,991
2015	33.477218	31.028490	-7.31%	412
2014	30.377745	33.477218	10.20%	90
2013	21.886628	30.377745	38.80%	0
2012	18.845528	21.886628	16.14%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.047363	13.198123	19.47%	44,119
2019	8.747710	11.047363	26.29%	37,589
2018	11.017781	8.747710	-20.60%	30,025
2017	8.827918	11.017781	24.81%	20,690
2016	9.193527	8.827918	-3.98%	17,309
2015	9.034020	9.193527	1.77%	1,102
2014*	10.000000	9.034020	-9.66%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.032141	20.267679	12.40%	8,352
2019	15.002398	18.032141	20.20%	8,352
2018	16.075467	15.002398	-6.68%	9,387
2017	13.770342	16.075467	16.74%	9,399
2016	14.318963	13.770342	-3.83%	9,304
2015	15.828728	14.318963	-9.54%	9,272
2014	16.928545	15.828728	-6.50%	9,211
2013	13.706700	16.928545	23.51%	10,104
2012	11.653053	13.706700	17.62%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	14.015996	14.667660	4.65%	27,546
2019	12.771160	14.015996	9.75%	23,110
2018	13.219888	12.771160	-3.39%	22,286
2017	12.555031	13.219888	5.30%	22,445
2016	10.947839	12.555031	14.68%	14,030
2015	11.863786	10.947839	-7.72%	250
2014	11.795395	11.863786	0.58%	0
2013	10.815203	11.795395	9.06%	0
2012*	10.000000	10.815203	8.15%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.522281	33.122657	47.07%	61,725
2019	16.542519	22.522281	36.15%	52,865
2018	16.771418	16.542519	-1.36%	30,942
2017	13.390222	16.771418	25.25%	10,135
2016	12.784264	13.390222	4.74%	4,756
2015	13.747250	12.784264	-7.00%	205
2014	12.912192	13.747250	6.47%	207
2013	10.068050	12.912192	28.25%	0
2012*	10.000000	10.068050	0.68%	0
12

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.584048	11.517367	8.82%	66,623
2019	9.813037	10.584048	7.86%	34,199
2018	10.072568	9.813037	-2.58%	30,751
2017	9.873813	10.072568	2.01%	29,674
2016	9.786097	9.873813	0.90%	13,147
2015*	10.000000	9.786097	-2.14%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	28.068132	38.517431	37.23%	165
2019	20.779932	28.068132	35.07%	165
2018	20.699389	20.779932	0.39%	165
2017	16.132183	20.699389	28.31%	0
2016	16.032659	16.132183	0.62%	0
2015	14.511535	16.032659	10.48%	0
2014	13.554874	14.511535	7.06%	0
2013	10.492598	13.554874	29.19%	0
2012	8.583266	10.492598	22.24%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.598828	27.669710	48.77%	102,739
2019	13.011887	18.598828	42.94%	81,561
2018	13.065464	13.011887	-0.41%	52,457
2017	9.134377	13.065464	43.04%	23,614
2016	8.128447	9.134377	12.38%	20,893
2015	7.869904	8.128447	3.29%	0
2014	7.291940	7.869904	7.93%	0
2013	5.456761	7.291940	33.63%	0
2012	4.640225	5.456761	17.60%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.604886	15.579537	14.51%	261
2019	10.878721	13.604886	25.06%	261
2018	12.988931	10.878721	-16.25%	261
2017	10.060412	12.988931	29.11%	0
2016	10.925377	10.060412	-7.92%	0
2015	12.138000	10.925377	-9.99%	0
2014	13.991014	12.138000	-13.24%	0
2013	12.403811	13.991014	12.80%	0
2012	11.103975	12.403811	11.71%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.954113	10.579405	6.28%	30,356
2019*	10.000000	9.954113	-0.46%	0
13

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.305258	10.041589	-2.56%	71,719
2019	8.837660	10.305258	16.61%	65,938
2018	10.995094	8.837660	-19.62%	50,333
2017	8.714530	10.995094	26.17%	18,468
2016	7.309965	8.714530	19.21%	6,741
2015	9.264351	7.309965	-21.10%	738
2014	9.842810	9.264351	-5.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.687367	11.331848	6.03%	118,165
2019	9.988137	10.687367	7.00%	97,497
2018	10.225381	9.988137	-2.32%	66,326
2017	9.974307	10.225381	2.52%	28,778
2016*	10.000000	9.974307	-0.26%	7,452
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.768461	32.716692	43.69%	31,725
2019	16.328658	22.768461	39.44%	21,738
2018	16.834036	16.328658	-3.00%	4,714
2017	13.500207	16.834036	24.69%	51
2016	12.571407	13.500207	7.39%	58
2015	13.016285	12.571407	-3.42%	847
2014	14.256165	13.016285	-8.70%	793
2013	10.228022	14.256165	39.38%	886
2012*	10.000000	10.228022	2.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.858164	38.569378	1.88%	59,196
2019	29.617784	37.858164	27.82%	44,770
2018	33.477297	29.617784	-11.53%	38,679
2017	28.902784	33.477297	15.83%	19,511
2016	25.736921	28.902784	12.30%	13,800
2015	26.321762	25.736921	-2.22%	749
2014	24.199527	26.321762	8.77%	749
2013	18.081786	24.199527	33.83%	0
2012	15.809554	18.081786	14.37%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.857973	12.378022	14.00%	33,670
2019*	10.000000	10.857973	8.58%	3,955
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.306936	26.465825	18.64%	106,624
2019	17.986606	22.306936	24.02%	95,571
2018	20.188010	17.986606	-10.90%	76,166
2017	16.127752	20.188010	25.18%	48,560
2016	15.735157	16.127752	2.50%	33,761
2015	14.994719	15.735157	4.94%	7,942
2014	15.022071	14.994719	-0.18%	8,239
2013	11.924574	15.022071	25.98%	0
2012	10.421665	11.924574	14.42%	0
14

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.322419	33.22%	3,207
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.634890	36.35%	6,645
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.896420	11.573176	-2.72%	5,410
2019	9.426266	11.896420	26.21%	6,858
2018	10.369174	9.426266	-9.09%	5,095
2017	9.334432	10.369174	11.09%	4,610
2016	8.225852	9.334432	13.48%	3,148
2015*	10.000000	8.225852	-17.74%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.957599	24.735943	12.65%	0
2019	17.940717	21.957599	22.39%	0
2018	19.584804	17.940717	-8.39%	0
2017	16.884148	19.584804	16.00%	0
2016	15.410161	16.884148	9.57%	0
2015	16.818536	15.410161	-8.37%	0
2014	17.399171	16.818536	-3.34%	0
2013	13.362779	17.399171	30.21%	0
2012	11.040989	13.362779	21.03%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.672015	20.343726	48.80%	7,904
2019	10.427821	13.672015	31.11%	2,812
2018	12.679636	10.427821	-17.76%	2,968
2017	10.233039	12.679636	23.91%	2,139
2016	10.630202	10.233039	-3.74%	582
2015	10.841177	10.630202	-1.95%	381
2014	11.134515	10.841177	-2.63%	183
2013	9.317313	11.134515	19.50%	0
2012	8.171995	9.317313	14.02%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.116017	22.236549	10.54%	4,058,967
2019	16.874092	20.116017	19.21%	3,612,096
2018	17.993503	16.874092	-6.22%	2,752,051
2017	15.743451	17.993503	14.29%	1,903,014
2016	14.633287	15.743451	7.59%	1,156,408
2015	14.681544	14.633287	-0.33%	616,148
2014	14.167869	14.681544	3.63%	359,661
2013	11.643296	14.167869	21.68%	199,841
2012	10.194744	11.643296	14.21%	32,280
15

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.576647	13.555886	7.79%	6,673,503
2019	11.691981	12.576647	7.57%	5,971,328
2018	11.975369	11.691981	-2.37%	4,677,983
2017	11.755127	11.975369	1.87%	3,105,285
2016	11.602023	11.755127	1.32%	1,600,753
2015	11.782059	11.602023	-1.53%	739,054
2014	11.371131	11.782059	3.61%	393,297
2013	11.825276	11.371131	-3.84%	222,745
2012	11.414478	11.825276	3.60%	31,328
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.823024	31.833368	28.24%	75,624
2019	18.660159	24.823024	33.03%	63,424
2018	20.874217	18.660159	-10.61%	43,442
2017	16.147843	20.874217	29.27%	22,591
2016	16.329379	16.147843	-1.11%	11,393
2015	15.528434	16.329379	5.16%	2,222
2014	15.449373	15.528434	0.51%	867
2013	12.167775	15.449373	26.97%	808
2012	10.098071	12.167775	20.50%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.704750	39.931038	49.53%	147,851
2019	20.766984	26.704750	28.59%	104,740
2018	21.181094	20.766984	-1.96%	62,484
2017	16.791655	21.181094	26.14%	29,574
2016	15.598415	16.791655	7.65%	18,171
2015	14.849473	15.598415	5.04%	2,294
2014	13.922005	14.849473	6.66%	0
2013	10.882845	13.922005	27.93%	0
2012	9.392119	10.882845	15.87%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.253596	23.720741	11.61%	3,572,292
2019	17.135394	21.253596	24.03%	3,275,090
2018	17.750206	17.135394	-3.46%	2,393,480
2017	14.749250	17.750206	20.35%	1,807,557
2016	13.451569	14.749250	9.65%	1,185,027
2015	13.482238	13.451569	-0.23%	668,158
2014	12.392386	13.482238	8.79%	390,260
2013	9.442516	12.392386	31.24%	241,568
2012	8.172677	9.442516	15.54%	41,098
16

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	20.084900	20.628649	2.71%	68,384
2019	18.640384	20.084900	7.75%	60,928
2018	19.340795	18.640384	-3.62%	60,416
2017	18.428083	19.340795	4.95%	56,977
2016	17.184248	18.428083	7.24%	33,843
2015	17.928782	17.184248	-4.15%	13,487
2014	17.485835	17.928782	2.53%	8,744
2013	17.917617	17.485835	-2.41%	0
2012	16.173014	17.917617	10.79%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.795706	36.709706	8.62%	15,418
2019	26.538697	33.795706	27.35%	7,347
2018	26.964991	26.538697	-1.58%	528
2017	22.719555	26.964991	18.69%	81
2016	20.707448	22.719555	9.72%	93
2015	20.842235	20.707448	-0.65%	99
2014	18.885193	20.842235	10.36%	0
2013	14.629438	18.885193	29.09%	0
2012	13.019696	14.629438	12.36%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	36.395342	37.124706	2.00%	270,004
2019	29.033852	36.395342	25.35%	220,345
2018	31.789982	29.033852	-8.67%	166,133
2017	27.366799	31.789982	16.16%	61,031
2016	23.582043	27.366799	16.05%	1,755
2015	25.557890	23.582043	-7.73%	255
2014	23.772500	25.557890	7.51%	160
2013	17.801528	23.772500	33.54%	0
2012	15.263091	17.801528	16.63%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.298453	12.773773	13.06%	824,240
2019	9.958885	11.298453	13.45%	839,105
2018	11.024698	9.958885	-9.67%	714,330
2017	9.430999	11.024698	16.90%	416,812
2016	9.278864	9.430999	1.64%	165,256
2015*	10.000000	9.278864	-7.21%	9,760
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.974525	18.858048	11.10%	37,748
2019	13.873875	16.974525	22.35%	10,574
2018	15.750078	13.873875	-11.91%	2,147
2017	13.319781	15.750078	18.25%	0
2016	12.453193	13.319781	6.96%	0
2015	12.842453	12.453193	-3.03%	0
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
17

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.233026	16.490395	8.25%	778,561
2019	13.284350	15.233026	14.67%	779,775
2018	14.355133	13.284350	-7.46%	734,570
2017	12.979469	14.355133	10.60%	640,362
2016	12.392966	12.979469	4.73%	379,723
2015	12.690633	12.392966	-2.35%	188,165
2014	12.327993	12.690633	2.94%	151,031
2013	10.893639	12.327993	13.17%	131,774
2012	9.938199	10.893639	9.61%	53,540
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.405099	18.048537	10.02%	116,199
2019	13.823294	16.405099	18.68%	108,567
2018	15.250834	13.823294	-9.36%	118,841
2017	13.342302	15.250834	14.30%	76,095
2016	12.595360	13.342302	5.93%	75,951
2015	12.933092	12.595360	-2.61%	59,736
2014	12.515531	12.933092	3.34%	59,715
2013	10.458384	12.515531	19.67%	0
2012	9.324356	10.458384	12.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.341246	14.167638	6.19%	240,642
2019	12.213702	13.341246	9.23%	185,541
2018	12.706472	12.213702	-3.88%	152,100
2017	12.103767	12.706472	4.98%	147,648
2016	11.722026	12.103767	3.26%	126,117
2015	11.964218	11.722026	-2.02%	51,656
2014	11.730417	11.964218	1.99%	52,697
2013	11.326218	11.730417	3.57%	59,273
2012	10.675245	11.326218	6.10%	19,056
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.562511	13.024332	3.68%	478,074
2019	11.179328	12.562511	12.37%	478,622
2018	12.181625	11.179328	-8.23%	462,938
2017	10.753745	12.181625	13.28%	412,962
2016	10.321485	10.753745	4.19%	321,469
2015	10.926615	10.321485	-5.54%	144,797
2014	10.825854	10.926615	0.93%	111,582
2013*	10.000000	10.825854	8.26%	16,097
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.069077	13.848486	5.96%	1,548,758
2019	11.472669	13.069077	13.91%	1,435,207
2018	12.509431	11.472669	-8.29%	1,279,297
2017	10.759508	12.509431	16.26%	960,705
2016	10.263252	10.759508	4.84%	595,636
2015	10.931527	10.263252	-6.11%	494,263
2014	10.964383	10.931527	-0.30%	437,745
2013*	10.000000	10.964383	9.64%	141,594
18

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.870608	17.338733	9.25%	721,321
2019	13.610151	15.870608	16.61%	715,353
2018	14.842214	13.610151	-8.30%	382,269
2017	13.194055	14.842214	12.49%	374,555
2016	12.523394	13.194055	5.36%	286,296
2015	12.825049	12.523394	-2.35%	281,763
2014	12.426087	12.825049	3.21%	270,717
2013	10.686963	12.426087	16.27%	205,817
2012	9.636061	10.686963	10.91%	35,073
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.674856	18.475870	10.80%	6,895
2019	13.821761	16.674856	20.64%	0
2018	15.475540	13.821761	-10.69%	0
2017	13.279313	15.475540	16.54%	0
2016	12.504478	13.279313	6.20%	0
2015	12.863113	12.504478	-2.79%	0
2014	12.463956	12.863113	3.20%	0
2013	10.161260	12.463956	22.66%	0
2012	8.984882	10.161260	13.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.698404	15.820996	7.64%	165,599
2019	13.028691	14.698404	12.82%	142,097
2018	13.861507	13.028691	-6.01%	97,676
2017	12.780176	13.861507	8.46%	91,306
2016	12.215391	12.780176	4.62%	41,195
2015	12.509532	12.215391	-2.35%	27,134
2014	12.177203	12.509532	2.73%	27,480
2013	11.091106	12.177203	9.79%	13,649
2012	10.211873	11.091106	8.61%	1,781
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.747074	16.347407	3.81%	27,116
2019	14.183448	15.747074	11.02%	36,027
2018	17.045717	14.183448	-16.79%	19,139
2017	14.072567	17.045717	21.13%	14,317
2016	14.100165	14.072567	-0.20%	4,010
2015	14.866112	14.100165	-5.15%	139
2014	16.397851	14.866112	-9.34%	0
2013	13.833939	16.397851	18.53%	0
2012	11.723024	13.833939	18.01%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.750472	17.50%	33,584
19

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.525036	14.253249	5.38%	62,880
2019	12.606713	13.525036	7.28%	38,148
2018	12.862143	12.606713	-1.99%	17,936
2017	12.508297	12.862143	2.83%	20,257
2016	12.068542	12.508297	3.64%	5,148
2015	12.336118	12.068542	-2.17%	595
2014	11.939941	12.336118	3.32%	0
2013	12.360305	11.939941	-3.40%	0
2012	11.651623	12.360305	6.08%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.425686	15.525291	7.62%	32,105
2019	13.336247	14.425686	8.17%	19,533
2018	13.712184	13.336247	-2.74%	12,902
2017	13.387989	13.712184	2.42%	10,929
2016	13.125979	13.387989	2.00%	5,680
2015	13.368004	13.125979	-1.81%	513
2014	12.913677	13.368004	3.52%	0
2013	13.357432	12.913677	-3.32%	0
2012	12.634477	13.357432	5.72%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.619652	10.873829	2.39%	18,883
2019	10.094700	10.619652	5.20%	8,148
2018*	10.000000	10.094700	0.95%	500
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	35.900462	40.039290	11.53%	3,575
2019	29.652540	35.900462	21.07%	3,738
2018	36.487247	29.652540	-18.73%	2,685
2017	26.176121	36.487247	39.39%	2,436
2016	24.674670	26.176121	6.08%	224
2015	29.844449	24.674670	-17.32%	85
2014	32.075590	29.844449	-6.96%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.552254	27.783540	4.64%	8,082
2019	23.445890	26.552254	13.25%	1,566
2018	24.490898	23.445890	-4.27%	1,787
2017	23.242121	24.490898	5.37%	1,174
2016	20.627332	23.242121	12.68%	553
2015	21.458525	20.627332	-3.87%	0
2014	21.200477	21.458525	1.22%	0
20

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2020	59.027968	61.804453	4.70%	6,282
2019	56.276697	59.027968	4.89%	4,514
2018	57.049401	56.276697	-1.35%	4,814
2017	56.618635	57.049401	0.76%	3,073
2016	56.940028	56.618635	-0.56%	625
2015	57.752811	56.940028	-1.41%	0
2014	55.956777	57.752811	3.21%	0
2013	59.090227	55.956777	-5.30%	0
2012	58.094578	59.090227	1.71%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2020	59.184290	61.968130	4.70%	8,335
2019	56.425721	59.184290	4.89%	4,599
2018	57.200468	56.425721	-1.35%	3,176
2017	56.768565	57.200468	0.76%	2,438
2016	57.090816	56.768565	-0.56%	2,047
2015	57.905756	57.090816	-1.41%	253
2014	56.104961	57.905756	3.21%	0
2013	59.246711	56.104961	-5.30%	0
2012	58.248425	59.246711	1.71%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	25.541676	25.271012	-1.06%	54,548
2019	25.425166	25.541676	0.46%	54,963
2018	25.408539	25.425166	0.07%	31,628
2017	25.634244	25.408539	-0.88%	3,259
2016	25.968963	25.634244	-1.29%	7,161
2015	26.310999	25.968963	-1.30%	73
2014	26.657539	26.310999	-1.30%	75
2013	27.008645	26.657539	-1.30%	0
2012	27.365352	27.008645	-1.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.496533	11.156262	6.29%	14,937
2019	8.943300	10.496533	17.37%	12,611
2018	10.636178	8.943300	-15.92%	4,827
2017	8.479950	10.636178	25.43%	3,665
2016	8.537229	8.479950	-0.67%	2,839
2015	8.937541	8.537229	-4.48%	7,467
2014	9.120905	8.937541	-2.01%	7,467
2013	7.860500	9.120905	16.03%	0
2012	6.911842	7.860500	13.73%	0
21

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.837582	12.516395	5.73%	134,357
2019	9.895458	11.837582	19.63%	93,894
2018	11.675954	9.895458	-15.25%	69,655
2017	9.504772	11.675954	22.84%	67,303
2016	9.579509	9.504772	-0.78%	6,140
2015	9.842403	9.579509	-2.67%	2,857
2014	10.629783	9.842403	-7.41%	0
2013	8.899785	10.629783	19.44%	0
2012	7.628054	8.899785	16.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.255934	29.235945	11.35%	62,404
2019	21.499479	26.255934	22.12%	19,671
2018	23.900613	21.499479	-10.05%	20,460
2017	20.446358	23.900613	16.89%	7,581
2016	18.923306	20.446358	8.05%	7,581
2015	19.365849	18.923306	-2.29%	7,581
2014	18.689197	19.365849	3.62%	1,404
2013	14.880689	18.689197	25.59%	0
2012	13.008386	14.880689	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.835814	20.339659	7.98%	647,766
2019	16.545599	18.835814	13.84%	588,876
2018	17.619165	16.545599	-6.09%	557,642
2017	16.062681	17.619165	9.69%	460,560
2016	15.308822	16.062681	4.92%	332,333
2015	15.537445	15.308822	-1.47%	139,712
2014	15.051921	15.537445	3.23%	104,264
2013	13.445256	15.051921	11.95%	62,588
2012	12.453829	13.445256	7.96%	21,339
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.945642	25.278722	10.17%	19,401
2019	19.382820	22.945642	18.38%	14,795
2018	20.998256	19.382820	-7.69%	20,139
2017	18.530018	20.998256	13.32%	19,056
2016	17.424857	18.530018	6.34%	11,564
2015	17.748766	17.424857	-1.82%	16,401
2014	17.091735	17.748766	3.84%	14,611
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0
22

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.778108	16.618746	5.33%	359,580
2019	14.594620	15.778108	8.11%	336,598
2018	15.059473	14.594620	-3.09%	198,568
2017	14.436880	15.059473	4.31%	199,745
2016	14.028384	14.436880	2.91%	185,695
2015	14.175624	14.028384	-1.04%	58,153
2014	13.824513	14.175624	2.54%	60,291
2013	13.361029	13.824513	3.47%	56,190
2012	12.871264	13.361029	3.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.559351	12.961369	3.20%	682,148
2019	11.261028	12.559351	11.53%	649,905
2018	12.090316	11.261028	-6.86%	627,278
2017	10.741921	12.090316	12.55%	563,638
2016	10.295392	10.741921	4.34%	385,374
2015	10.780413	10.295392	-4.50%	169,561
2014	10.660597	10.780413	1.12%	146,483
2013*	10.000000	10.660597	6.61%	4,819
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.150952	13.801360	4.95%	1,346,486
2019	11.561261	13.150952	13.75%	1,174,071
2018	12.469311	11.561261	-7.28%	1,068,994
2017	10.800929	12.469311	15.45%	742,652
2016	10.231625	10.800929	5.56%	396,293
2015	10.793271	10.231625	-5.20%	331,929
2014	10.749073	10.793271	0.41%	270,700
2013*	10.000000	10.749073	7.49%	101,034
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.757603	23.696229	8.91%	167,304
2019	18.721954	21.757603	16.21%	152,626
2018	20.112294	18.721954	-6.91%	155,258
2017	18.043956	20.112294	11.46%	133,987
2016	17.062222	18.043956	5.75%	68,884
2015	17.344999	17.062222	-1.63%	47,540
2014	16.707801	17.344999	3.81%	39,236
2013	14.514442	16.707801	15.11%	39,097
2012	13.271179	14.514442	9.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.699720	27.384205	10.87%	70,191
2019	20.541262	24.699720	20.24%	47,959
2018	22.556159	20.541262	-8.93%	41,826
2017	19.585756	22.556159	15.17%	38,938
2016	18.291615	19.585756	7.08%	38,938
2015	18.668782	18.291615	-2.02%	38,938
2014	18.021349	18.668782	3.59%	38,938
2013	14.919941	18.021349	20.79%	0
2012	13.288387	14.919941	12.28%	0
23

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.934030	20.286192	7.14%	118,192
2019	16.904197	18.934030	12.01%	102,302
2018	17.792058	16.904197	-4.99%	86,020
2017	16.505393	17.792058	7.80%	56,713
2016	15.819996	16.505393	4.33%	39,275
2015	16.033270	15.819996	-1.33%	23,847
2014	15.509387	16.033270	3.38%	23,895
2013	14.221146	15.509387	9.06%	3,701
2012	13.336642	14.221146	6.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.473601	11.073939	5.73%	15,516
2019*	10.000000	10.473601	4.74%	1,032
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.774452	12.310378	14.26%	24,132
2019*	10.000000	10.774452	7.74%	4,373
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.089330	10.108497	0.19%	14,162
2019*	10.000000	10.089330	0.89%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.964880	13.635635	24.36%	18,815
2019*	10.000000	10.964880	9.65%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.307764	29.886955	28.23%	66,044
2019	18.134675	23.307764	28.53%	67,312
2018	19.011865	18.134675	-4.61%	50,659
2017	14.830376	19.011865	28.20%	8,070
2016	14.732003	14.830376	0.67%	1,378
2015	14.473087	14.732003	1.79%	1,382
2014	13.312694	14.473087	8.72%	0
2013	10.034666	13.312694	32.67%	0
2012	8.754200	10.034666	14.63%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.156638	13.906517	5.70%	3,353,285
2019	11.204442	13.156638	17.42%	3,102,160
2018	11.927824	11.204442	-6.06%	2,508,920
2017	10.280032	11.927824	16.03%	1,640,205
2016	9.594931	10.280032	7.14%	800,980
2015	9.944781	9.594931	-3.52%	193,928
2014*	10.000000	9.944781	-0.55%	10,486
24

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.139071	15.985412	5.59%	1,103,086
2019	12.574287	15.139071	20.40%	1,049,857
2018	13.077557	12.574287	-3.85%	908,540
2017	10.887163	13.077557	20.12%	627,489
2016	10.023328	10.887163	8.62%	290,796
2015	10.140998	10.023328	-1.16%	17,617
2014*	10.000000	10.140998	1.41%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	39.120613	45.766195	16.99%	15,251
2019	28.861167	39.120613	35.55%	5,389
2018	29.701051	28.861167	-2.83%	3,349
2017	23.681032	29.701051	25.42%	3,696
2016	23.220151	23.681032	1.98%	3,039
2015	22.443641	23.220151	3.46%	131
2014	20.945809	22.443641	7.15%	0
2013	15.571403	20.945809	34.51%	0
2012	13.322678	15.571403	16.88%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.180390	30.203158	0.08%	2,649
2019	24.137434	30.180390	25.04%	10,960
2018	27.015636	24.137434	-10.65%	9,861
2017	25.240682	27.015636	7.03%	8,673
2016	21.272530	25.240682	18.65%	4,628
2015	22.554556	21.272530	-5.68%	615
2014	20.232022	22.554556	11.48%	0
2013	15.567756	20.232022	29.96%	0
2012	13.782314	15.567756	12.95%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.803745	18.04%	96,626
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	38.764213	43.278095	11.64%	148,716
2019	31.256919	38.764213	24.02%	72,712
2018	35.739647	31.256919	-12.54%	51,981
2017	31.274224	35.739647	14.28%	28,738
2016	26.340668	31.274224	18.73%	8,759
2015	27.381525	26.340668	-3.80%	5,334
2014	25.353753	27.381525	8.00%	5,334
2013	19.306983	25.353753	31.32%	5,334
2012	16.652215	19.306983	15.94%	0
25

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.843465	22.288431	-2.43%	9,256
2019	18.687973	22.843465	22.24%	7,139
2018	21.803904	18.687973	-14.29%	8,269
2017	19.404857	21.803904	12.36%	7,498
2016	16.718352	19.404857	16.07%	4,110
2015	17.441873	16.718352	-4.15%	380
2014	15.101350	17.441873	15.50%	0
2013	11.276879	15.101350	33.91%	0
2012	9.820513	11.276879	14.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.669840	46.696296	38.69%	4,779
2019	25.198722	33.669840	33.62%	675
2018	27.818148	25.198722	-9.42%	341
2017	22.610721	27.818148	23.03%	233
2016	21.199435	22.610721	6.66%	254
2015	21.365507	21.199435	-0.78%	258
2014	21.111083	21.365507	1.21%	0
2013	14.858613	21.111083	42.08%	0
2012	13.311867	14.858613	11.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	38.105625	39.472357	3.59%	2,900
2019	32.527733	38.105625	17.15%	2,499
2018	39.768314	32.527733	-18.21%	2,383
2017	37.047779	39.768314	7.34%	992
2016	29.880711	37.047779	23.99%	419
2015	32.306150	29.880711	-7.51%	80
2014	30.657604	32.306150	5.38%	0
2013	22.182797	30.657604	38.20%	0
2012	18.682235	22.182797	18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	40.119650	48.450690	20.77%	5,568
2019	32.426685	40.119650	23.72%	3,199
2018	37.693760	32.426685	-13.97%	1,175
2017	33.735956	37.693760	11.73%	1,227
2016	27.891337	33.735956	20.95%	109
2015	28.804598	27.891337	-3.17%	0
2014	29.022648	28.804598	-0.75%	0
2013	20.921043	29.022648	38.72%	0
2012	18.396109	20.921043	13.73%	0
26

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.994679	23.498621	11.93%	22,881
2019	16.606910	20.994679	26.42%	20,138
2018	17.713896	16.606910	-6.25%	2,413
2017	14.384844	17.713896	23.14%	1,060
2016	12.835420	14.384844	12.07%	0
2015	13.161469	12.835420	-2.48%	0
2014	12.513978	13.161469	5.17%	0
2013	8.833333	12.513978	41.67%	0
2012	7.660316	8.833333	15.31%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.845021	24.436760	11.86%	17,362
2019	17.559196	21.845021	24.41%	4,473
2018	18.902283	17.559196	-7.11%	2,256
2017	16.179428	18.902283	16.83%	812
2016	14.887031	16.179428	8.68%	122
2015	15.146489	14.887031	-1.71%	0
2014	13.886551	15.146489	9.07%	0
2013	10.154564	13.886551	36.75%	0
2012	9.237127	10.154564	9.93%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.831310	16.596778	-6.92%	28,162
2019	13.849618	17.831310	28.75%	28,795
2018	14.626461	13.849618	-5.31%	15,346
2017	13.960929	14.626461	4.77%	11,421
2016	13.197146	13.960929	5.79%	4,988
2015	14.173227	13.197146	-6.89%	172
2014	11.165751	14.173227	26.93%	0
2013	11.015389	11.165751	1.37%	0
2012	9.656214	11.015389	14.08%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.749103	24.135179	16.32%	912,780
2019	16.067288	20.749103	29.14%	492,053
2018	17.114133	16.067288	-6.12%	335,050
2017	14.303136	17.114133	19.65%	275,690
2016	13.008544	14.303136	9.95%	166,753
2015	13.056769	13.008544	-0.37%	107,955
2014	11.698844	13.056769	11.61%	42,984
2013*	10.000000	11.698844	16.99%	29,012
27

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.755725	10.916543	1.50%	159,200
2019	10.469473	10.755725	2.73%	99,575
2018	10.521816	10.469473	-0.50%	80,932
2017	10.494294	10.521816	0.26%	80,092
2016	10.373648	10.494294	1.16%	20,355
2015	10.546244	10.373648	-1.64%	5,095
2014	10.632633	10.546244	-0.81%	0
2013	10.761332	10.632633	-1.20%	0
2012	10.532312	10.761332	2.17%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.669232	20.808571	17.77%	87,829
2019	14.326130	17.669232	23.34%	44,116
2018	16.373188	14.326130	-12.50%	27,876
2017	14.528012	16.373188	12.70%	26,184
2016	12.177331	14.528012	19.30%	1,226
2015	12.970958	12.177331	-6.12%	0
2014	12.569682	12.970958	3.19%	0
2013*	10.000000	12.569682	25.70%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.284072	36.884903	58.41%	25,704
2019	17.239895	23.284072	35.06%	22,073
2018	18.792777	17.239895	-8.26%	17,284
2017	14.930349	18.792777	25.87%	16,986
2016	14.262772	14.930349	4.68%	10,993
2015	14.500762	14.262772	-1.64%	7,314
2014	14.164867	14.500762	2.37%	6,504
2013	10.354080	14.164867	36.80%	0
2012	9.150703	10.354080	13.15%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	12.132744	12.629095	4.09%	0
2019	10.766438	12.132744	12.69%	0
2018	11.655897	10.766438	-7.63%	0
2017	10.712003	11.655897	8.81%	0
2016	10.256266	10.712003	4.44%	0
2015	10.911782	10.256266	-6.01%	0
2014	10.765876	10.911782	1.36%	0
2013	10.149856	10.765876	6.07%	0
2012*	10.000000	10.149856	1.50%	0
28

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.960107	13.412035	3.49%	0
2019	11.257500	12.960107	15.12%	0
2018	12.546719	11.257500	-10.28%	0
2017	10.833490	12.546719	15.81%	0
2016	10.438065	10.833490	3.79%	0
2015	11.670056	10.438065	-10.56%	0
2014	11.720156	11.670056	-0.43%	0
2013	10.268646	11.720156	14.14%	0
2012*	10.000000	10.268646	2.69%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.942721	13.480917	4.16%	0
2019	11.315931	12.942721	14.38%	0
2018	12.410889	11.315931	-8.82%	0
2017	11.067000	12.410889	12.14%	0
2016	10.593205	11.067000	4.47%	0
2015	11.500049	10.593205	-7.89%	0
2014	11.367494	11.500049	1.17%	0
2013	10.286304	11.367494	10.51%	0
2012*	10.000000	10.286304	2.86%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.974557	12.753513	6.51%	24,775
2019	10.857233	11.974557	10.29%	24,138
2018	11.634778	10.857233	-6.68%	18,893
2017	10.396674	11.634778	11.91%	16,494
2016	9.329288	10.396674	11.44%	2,972
2015	10.408498	9.329288	-10.37%	2,951
2014	10.497838	10.408498	-0.85%	2,895
2013	10.624494	10.497838	-1.19%	504
2012*	10.000000	10.624494	6.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.364808	11.955126	5.19%	13,995
2019	10.042953	11.364808	13.16%	11,142
2018	10.691884	10.042953	-6.07%	8,238
2017	9.867279	10.691884	8.36%	1,708
2016	8.830153	9.867279	11.75%	0
2015	9.163182	8.830153	-3.63%	0
2014	9.155270	9.163182	0.09%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.099198	13.215187	9.22%	5,131
2019	11.465432	12.099198	5.53%	4,531
2018	12.110606	11.465432	-5.33%	2,370
2017	11.080258	12.110606	9.30%	0
2016	10.909064	11.080258	1.57%	0
2015	11.907130	10.909064	-8.38%	0
2014	12.027758	11.907130	-1.00%	0
2013	13.042689	12.027758	-7.78%	0
2012	12.557857	13.042689	3.86%	0
29

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.617299	11.797600	1.55%	188,034
2019	11.325917	11.617299	2.57%	152,062
2018	11.448769	11.325917	-1.07%	81,113
2017	11.455698	11.448769	-0.06%	67,090
2016	11.456652	11.455698	-0.01%	38,928
2015	11.583367	11.456652	-1.09%	7,787
2014	11.648781	11.583367	-0.56%	5,317
2013	11.829684	11.648781	-1.53%	0
2012	11.334165	11.829684	4.37%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.363327	10.447536	0.81%	120,535
2019	10.224159	10.363327	1.36%	107,785
2018	10.213804	10.224159	0.10%	56,231
2017	10.114803	10.213804	0.98%	25,211
2016*	10.000000	10.114803	1.15%	14,914
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.680251	12.511904	7.12%	363,657
2019	10.932460	11.680251	6.84%	245,402
2018	11.148048	10.932460	-1.93%	102,365
2017	10.775420	11.148048	3.46%	69,683
2016	10.642012	10.775420	1.25%	36,032
2015	10.746116	10.642012	-0.97%	2,478
2014	10.452058	10.746116	2.81%	930
2013	10.811694	10.452058	-3.33%	0
2012	10.004024	10.811694	8.07%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	21.598420	23.896061	10.64%	18,905
2019	17.484904	21.598420	23.53%	16,039
2018	21.903042	17.484904	-20.17%	14,067
2017	17.530889	21.903042	24.94%	5,422
2016	18.207858	17.530889	-3.72%	817
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.503863	35.04%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.093974	13.673633	4.43%	14,100
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.398632	56.647547	27.59%	33,997
2019	34.971167	44.398632	26.96%	23,803
2018	35.133185	34.971167	-0.46%	17,573
2017	27.959682	35.133185	25.66%	7,696
2016	31.726679	27.959682	-11.87%	2,548
2015	28.580474	31.726679	11.01%	1,749
2014	22.066684	28.580474	29.52%	2,026
2013	14.854028	22.066684	48.56%	1,617
2012	11.488675	14.854028	29.29%	0
30

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.829420	6.836897	17.28%	11,893
2019	5.294856	5.829420	10.10%	13,924
2018	7.495412	5.294856	-29.36%	7,635
2017	7.746583	7.495412	-3.24%	3,631
2016	5.472537	7.746583	41.55%	1,245
2015	8.353783	5.472537	-34.49%	693
2014	10.494193	8.353783	-20.40%	526
2013	9.639938	10.494193	8.86%	526
2012*	10.000000	9.639938	-3.60%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.794517	10.489099	-2.83%	3,320
2019*	10.000000	10.794517	7.95%	1,093
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.248496	58.008873	55.73%	26,857
2019	30.232592	37.248496	23.21%	16,179
2018	30.237241	30.232592	-0.02%	16,194
2017	24.340346	30.237241	24.23%	15,732
2016	22.887061	24.340346	6.35%	14,342
2015	23.876779	22.887061	-4.15%	5,140
2014	24.654228	23.876779	-3.15%	5,232
2013	16.626985	24.654228	48.28%	0
2012	15.617243	16.626985	6.47%	0
31

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.251363	13.687042	3.29%	7,663
2019	11.673956	13.251363	13.51%	7,664
2018	12.792670	11.673956	-8.74%	7,664
2017	11.359833	12.792670	12.61%	11,755
2016	11.156806	11.359833	1.82%	7,665
2015	11.475907	11.156806	-2.78%	7,666
2014	11.180324	11.475907	2.64%	7,666
2013	10.140494	11.180324	10.25%	758
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.798591	8.858219	0.68%	11,965
2019	7.648438	8.798591	15.04%	1,798
2018*	10.000000	7.648438	-23.52%	1,798
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	43.405572	44.059882	1.51%	20,213
2019	36.752050	43.405572	18.10%	16,830
2018	44.053137	36.752050	-16.57%	17,112
2017	39.629646	44.053137	11.16%	10,515
2016	32.238653	39.629646	22.93%	8,602
2015	34.705808	32.238653	-7.11%	8,589
2014	32.341074	34.705808	7.31%	4,871
2013	23.855345	32.341074	35.57%	2,543
2012	20.443677	23.855345	16.69%	1,541
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.107442	15.223542	7.91%	67,104
2019	13.151463	14.107442	7.27%	58,189
2018	13.740142	13.151463	-4.28%	55,770
2017	13.454783	13.740142	2.12%	29,664
2016	13.085020	13.454783	2.83%	16,135
2015	13.620468	13.085020	-3.93%	10,721
2014	13.386176	13.620468	1.75%	10,741
2013	14.849176	13.386176	-9.85%	6,182
2012	14.038950	14.849176	5.77%	4,225
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	32.588296	32.455785	-0.41%	90,756
2019	25.648276	32.588296	27.06%	77,330
2018	29.919341	25.648276	-14.28%	69,133
2017	27.248879	29.919341	9.80%	47,230
2016	22.541708	27.248879	20.88%	36,895
2015	23.252270	22.541708	-3.06%	23,921
2014	20.308520	23.252270	14.50%	11,930
2013	15.871948	20.308520	27.95%	8,604
2012	13.864384	15.871948	14.48%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	35.183379	34.943443	-0.68%	766
32

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.438677	16.101629	4.29%	234,769
2019	13.284496	15.438677	16.22%	283,526
2018	14.182234	13.284496	-6.33%	290,838
2017	12.540954	14.182234	13.09%	299,421
2016	11.868106	12.540954	5.67%	315,731
2015	12.179333	11.868106	-2.56%	309,948
2014	12.015318	12.179333	1.37%	273,357
2013	10.116372	12.015318	18.77%	198,879
2012*	10.000000	10.116372	1.16%	73,405
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.679779	12.311319	5.41%	53,149
2019	10.323351	11.679779	13.14%	40,505
2018	10.793182	10.323351	-4.35%	32,562
2017	10.232765	10.793182	5.48%	19,747
2016	9.207819	10.232765	11.13%	10,636
2015*	10.000000	9.207819	-7.92%	3,638
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.551241	11.280865	6.92%	342,522
2019	9.814207	10.551241	7.51%	315,239
2018	10.036898	9.814207	-2.22%	245,991
2017	9.872784	10.036898	1.66%	167,357
2016	9.782161	9.872784	0.93%	64,104
2015*	10.000000	9.782161	-2.18%	24,918
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.649349	14.944785	2.02%	179,423
2019	11.668206	14.649349	25.55%	173,876
2018	12.795882	11.668206	-8.81%	180,904
2017	11.151274	12.795882	14.75%	173,171
2016	9.754172	11.151274	14.32%	91,023
2015*	10.000000	9.754172	-2.46%	33,856
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.879455	21.258393	18.90%	159,055
2019	15.414754	17.879455	15.99%	175,103
2018	16.934247	15.414754	-8.97%	170,922
2017	15.118854	16.934247	12.01%	163,172
2016	14.785838	15.118854	2.25%	160,432
2015	15.162806	14.785838	-2.49%	140,411
2014	15.101908	15.162806	0.40%	115,877
2013	13.400106	15.101908	12.70%	44,166
2012	12.371587	13.400106	8.31%	14,252
33

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.164430	13.984301	6.23%	29,551
2019	11.150874	13.164430	18.06%	26,589
2018	13.427947	11.150874	-16.96%	26,034
2017	11.849602	13.427947	13.32%	33,178
2016	10.442149	11.849602	13.48%	25,503
2015	10.874804	10.442149	-3.98%	21,320
2014*	10.000000	10.874804	8.75%	13,009
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	48.778307	53.157559	8.98%	1,193
2019	40.520388	48.778307	20.38%	1,241
2018	45.197767	40.520388	-10.35%	1,767
2017	40.820944	45.197767	10.72%	977
2016	32.960905	40.820944	23.85%	388
2015	34.260992	32.960905	-3.79%	388
2014	33.088129	34.260992	3.54%	388
2013	23.872229	33.088129	38.61%	388
2012	20.940231	23.872229	14.00%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	39.042405	45.268756	15.95%	1,220
2019	30.293514	39.042405	28.88%	1,379
2018	32.326788	30.293514	-6.29%	2,251
2017	27.074477	32.326788	19.40%	1,851
2016	24.663825	27.074477	9.77%	1,541
2015	24.823836	24.663825	-0.64%	1,630
2014	22.281987	24.823836	11.41%	1,790
2013	17.175596	22.281987	29.73%	1,800
2012	15.100981	17.175596	13.74%	3,575
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	34.851518	42.355024	21.53%	12,065
2019	26.058128	34.851518	33.75%	12,208
2018	28.480106	26.058128	-8.50%	12,344
2017	22.764077	28.480106	25.11%	10,258
2016	21.470768	22.764077	6.02%	10,621
2015	22.405778	21.470768	-4.17%	10,773
2014	21.095858	22.405778	6.21%	5,167
2013	17.725526	21.095858	19.01%	2,287
2012	16.339629	17.725526	8.48%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.062411	11.583690	4.71%	18,220
2019	9.638360	11.062411	14.77%	11,664
2018	10.193589	9.638360	-5.45%	11,803
2017*	10.000000	10.193589	1.94%	4,538
34

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.131929	16.507607	-3.64%	63,456
2019	13.617971	17.131929	25.80%	41,159
2018	16.647301	13.617971	-18.20%	35,515
2017	15.122034	16.647301	10.09%	6,634
2016	11.711151	15.122034	29.13%	3,053
2015	12.710932	11.711151	-7.87%	7,194
2014	12.218031	12.710932	4.03%	60
2013*	10.000000	12.218031	22.18%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.028815	11.080564	0.47%	90,640
2019	10.456565	11.028815	5.47%	70,758
2018	10.625809	10.456565	-1.59%	80,166
2017	10.428192	10.625809	1.90%	34,748
2016	9.717260	10.428192	7.32%	16,741
2015	9.964097	9.717260	-2.48%	950
2014	10.058270	9.964097	-0.94%	670
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.478045	13.507789	28.92%	40,898
2019	8.233851	10.478045	27.26%	18,477
2018*	10.000000	8.233851	-17.66%	17,044
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.397354	20.339562	10.56%	23,986
2019	16.136094	18.397354	14.01%	22,739
2018	17.112479	16.136094	-5.71%	16,772
2017	15.401425	17.112479	11.11%	13,869
2016	14.858201	15.401425	3.66%	79,799
2015	15.164901	14.858201	-2.02%	3,647
2014	14.773700	15.164901	2.65%	912
2013	13.250120	14.773700	11.50%	922
2012	12.055916	13.250120	9.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	20.099016	22.712026	13.00%	44,642
2019	17.021396	20.099016	18.08%	39,888
2018	18.400443	17.021396	-7.49%	37,365
2017	16.067226	18.400443	14.52%	42,850
2016	15.416643	16.067226	4.22%	13,242
2015	15.723594	15.416643	-1.95%	13,242
2014	15.261712	15.723594	3.03%	0
2013	13.399134	15.261712	13.90%	0
2012	12.031099	13.399134	11.37%	0
35

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	22.171738	25.473976	14.89%	29,961
2019	18.136290	22.171738	22.25%	23,450
2018	20.027156	18.136290	-9.44%	21,823
2017	16.845263	20.027156	18.89%	17,247
2016	16.076388	16.845263	4.78%	16,171
2015	16.408113	16.076388	-2.02%	13,686
2014	15.903619	16.408113	3.17%	13,969
2013	13.298675	15.903619	19.59%	13,969
2012	11.722046	13.298675	13.45%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.715224	16.498807	20.30%	387,897
2019	11.218659	13.715224	22.25%	397,442
2018	11.919833	11.218659	-5.88%	347,629
2017	10.421293	11.919833	14.38%	297,215
2016*	10.000000	10.421293	4.21%	156,420
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	44.517136	57.107169	28.28%	22,147
2019	34.427725	44.517136	29.31%	1,060
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.474088	8.907730	-33.89%	58,689
2019	12.455605	13.474088	8.18%	54,788
2018	16.809862	12.455605	-25.90%	41,489
2017	17.552257	16.809862	-4.23%	37,295
2016	13.346796	17.552257	31.51%	21,528
2015	17.098213	13.346796	-21.94%	15,130
2014	19.899161	17.098213	-14.08%	16,138
2013	16.272913	19.899161	22.28%	12,705
2012	15.774479	16.272913	3.16%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	31.601536	33.132295	4.84%	87,647
2019	25.240716	31.601536	25.20%	78,517
2018	28.019440	25.240716	-9.92%	73,119
2017	25.250638	28.019440	10.97%	52,139
2016	21.777475	25.250638	15.95%	49,134
2015	23.087678	21.777475	-5.67%	38,383
2014	21.607082	23.087678	6.85%	20,382
2013	17.160639	21.607082	25.91%	13,219
2012	14.884062	17.160639	15.30%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.759433	15.642048	5.98%	391,301
2019	11.554690	14.759433	27.74%	332,956
2018	12.919269	11.554690	-10.56%	267,908
2017	11.247098	12.919269	14.87%	245,370
2016*	10.000000	11.247098	12.47%	128,728
36

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	44.520221	62.950632	41.40%	126,122
2019	33.735838	44.520221	31.97%	121,474
2018	34.401217	33.735838	-1.93%	108,733
2017	25.904429	34.401217	32.80%	76,392
2016	26.153997	25.904429	-0.95%	53,854
2015	24.837424	26.153997	5.30%	43,989
2014	22.714143	24.837424	9.35%	36,290
2013	16.955741	22.714143	33.96%	27,194
2012	15.047317	16.955741	12.68%	7,594
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	15.257639	16.405947	7.53%	394,538
2019	14.158474	15.257639	7.76%	329,031
2018	14.489338	14.158474	-2.28%	254,177
2017	14.144731	14.489338	2.44%	203,313
2016	13.744097	14.144731	2.91%	86,754
2015	14.072984	13.744097	-2.34%	1,157
2014	13.527342	14.072984	4.03%	1,183
2013	14.023325	13.527342	-3.54%	1,196
2012	13.481898	14.023325	4.02%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.756014	55.444478	16.10%	16,177
2019	39.362126	47.756014	21.32%	15,968
2018	46.892314	39.362126	-16.06%	15,455
2017	39.493541	46.892314	18.73%	15,388
2016	35.822143	39.493541	10.25%	13,108
2015	36.969835	35.822143	-3.10%	11,737
2014	35.397752	36.969835	4.44%	8,678
2013	26.449304	35.397752	33.83%	6,544
2012	23.439599	26.449304	12.84%	1,361
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	28.145248	31.973982	13.60%	27,323
2019	22.410688	28.145248	25.59%	29,140
2018	26.787398	22.410688	-16.34%	32,223
2017	20.920479	26.787398	28.04%	20,998
2016	22.419319	20.920479	-6.69%	7,466
2015	22.034401	22.419319	1.75%	4,057
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.754409	12.628030	-8.19%	10,192
2019	11.357417	13.754409	21.11%	9,054
2018	12.327091	11.357417	-7.87%	3,984
2017	12.059454	12.327091	2.22%	0
37

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.910328	16.411371	10.07%	37,449
2019	12.629296	14.910328	18.06%	45,622
2018	14.192095	12.629296	-11.01%	42,089
2017	12.866376	14.192095	10.30%	52,152
2016	11.540652	12.866376	11.49%	34,907
2015	12.492611	11.540652	-7.62%	32,233
2014	12.331646	12.492611	1.31%	20,617
2013	10.114985	12.331646	21.91%	696
2012	8.904117	10.114985	13.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.054677	17.907212	-0.82%	140,412
2019	15.793369	18.054677	14.32%	120,206
2018	16.756432	15.793369	-5.75%	102,551
2017	15.510527	16.756432	8.03%	85,217
2016	13.809495	15.510527	12.32%	62,285
2015	15.083890	13.809495	-8.45%	43,010
2014	14.637928	15.083890	3.05%	32,890
2013	13.042512	14.637928	12.23%	24,612
2012	11.754372	13.042512	10.96%	11,702
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	44.206298	45.802598	3.61%	0
2019	35.520487	44.206298	24.45%	0
2018	41.394850	35.520487	-14.19%	0
2017	37.978092	41.394850	9.00%	0
2016	29.614719	37.978092	28.24%	0
2015	32.463879	29.614719	-8.78%	0
2014	32.771185	32.463879	-0.94%	301
2013	24.420447	32.771185	34.20%	301
2012	20.942325	24.420447	16.61%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.458727	8.824779	-6.70%	123,070
2019	9.413283	9.458727	0.48%	119,937
2018	9.375742	9.413283	0.40%	125,463
2017	9.338287	9.375742	0.40%	103,947
2016	9.209481	9.338287	1.40%	69,390
2015	9.770332	9.209481	-5.74%	32,596
2014	9.740559	9.770332	0.31%	15,104
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.904458	13.233759	2.55%	33,597
2019	11.703917	12.904458	10.26%	34,182
2018	12.421727	11.703917	-5.78%	35,287
2017	11.148591	12.421727	11.42%	22,274
2016	10.847392	11.148591	2.78%	21,642
2015	11.692785	10.847392	-7.23%	17,730
2014	11.420270	11.692785	2.39%	11,887
2013	10.209122	11.420270	11.86%	6,860
2012*	10.000000	10.209122	2.09%	6,860
38

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.068356	10.583722	5.12%	11,003
2019	9.393040	10.068356	7.19%	5,804
2018*	10.000000	9.393040	-6.07%	5,804
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.907553	10.479943	5.78%	10,250
2019	9.578255	9.907553	3.44%	10,290
2018	10.244811	9.578255	-6.51%	11,863
2017	10.031763	10.244811	2.12%	3,134
2016	10.233604	10.031763	-1.97%	2,661
2015	10.200841	10.233604	0.32%	4,010
2014	9.895117	10.200841	3.09%	4,164
2013*	10.000000	9.895117	-1.05%	1,550
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	44.469364	55.776776	25.43%	21,828
2019	34.343909	44.469364	29.48%	21,064
2018	40.262527	34.343909	-14.70%	20,394
2017	29.983699	40.262527	34.28%	17,139
2016	30.486943	29.983699	-1.65%	13,437
2015	29.854846	30.486943	2.12%	12,372
2014	29.698897	29.854846	0.53%	7,161
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	35.324393	39.559159	11.99%	50,132
2019	27.222507	35.324393	29.76%	47,855
2018	30.074716	27.222507	-9.48%	46,948
2017	26.176685	30.074716	14.89%	33,149
2016	23.876535	26.176685	9.63%	32,475
2015	23.509733	23.876535	1.56%	19,896
2014	21.619216	23.509733	8.74%	13,156
2013	16.698524	21.619216	29.47%	10,279
2012	14.538622	16.698524	14.86%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.435223	17.635963	7.31%	3,337
2019	13.344408	16.435223	23.16%	3,294
2018	15.326642	13.344408	-12.93%	3,282
2017	13.570814	15.326642	12.94%	3,430
2016	12.174429	13.570814	11.47%	6,384
2015	12.912582	12.174429	-5.72%	6,315
2014	12.584499	12.912582	2.61%	6,134
2013	9.945246	12.584499	26.54%	4,986
2012*	10.000000	9.945246	-0.55%	0
39

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	46.930588	55.303727	17.84%	29,551
2019	37.773660	46.930588	24.24%	24,544
2018	42.870213	37.773660	-11.89%	21,867
2017	38.206492	42.870213	12.21%	18,950
2016	32.961659	38.206492	15.91%	15,851
2015	35.635188	32.961659	-7.50%	10,472
2014	32.401575	35.635188	9.98%	8,575
2013	23.392100	32.401575	38.52%	3,651
2012	20.182810	23.392100	15.90%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.921061	13.020803	19.23%	87,176
2019	8.665246	10.921061	26.03%	77,661
2018	10.936231	8.665246	-20.77%	75,045
2017	8.780309	10.936231	24.55%	43,282
2016	9.162447	8.780309	-4.17%	21,843
2015	9.021770	9.162447	1.56%	17,090
2014*	10.000000	9.021770	-9.78%	10,674
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.646171	19.793670	12.17%	26,769
2019	14.711081	17.646171	19.95%	34,113
2018	15.795509	14.711081	-6.87%	37,528
2017	13.557910	15.795509	16.50%	52,415
2016	14.126617	13.557910	-4.03%	71,170
2015	15.647829	14.126617	-9.72%	76,792
2014	16.769076	15.647829	-6.69%	67,498
2013	13.605136	16.769076	23.26%	15,522
2012	11.590239	13.605136	17.38%	11,033
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.799771	14.412108	4.44%	19,795
2019	12.599668	13.799771	9.52%	19,435
2018	13.069000	12.599668	-3.59%	20,589
2017	12.436864	13.069000	5.08%	18,794
2016	10.866746	12.436864	14.45%	23,200
2015	11.799816	10.866746	-7.91%	23,633
2014	11.755603	11.799816	0.38%	19,312
2013	10.800595	11.755603	8.84%	7,969
2012*	10.000000	10.800595	8.01%	7,367
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.174772	32.545592	46.77%	121,880
2019	16.320329	22.174772	35.87%	83,352
2018	16.579945	16.320329	-1.57%	69,980
2017	13.264130	16.579945	25.00%	29,191
2016	12.689521	13.264130	4.53%	21,067
2015	13.673097	12.689521	-7.19%	17,616
2014	12.868630	13.673097	6.25%	16,819
2013	10.054450	12.868630	27.99%	16,413
2012*	10.000000	10.054450	0.54%	0
40

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.484294	11.385710	8.60%	48,816
2019	9.740272	10.484294	7.64%	36,082
2018	10.018299	9.740272	-2.78%	32,212
2017	9.840496	10.018299	1.81%	2,741
2016	9.772826	9.840496	0.69%	0
2015*	10.000000	9.772826	-2.27%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	56.689491	77.636550	36.95%	17,359
2019	42.054641	56.689491	34.80%	18,196
2018	41.977201	42.054641	0.18%	20,686
2017	32.781337	41.977201	28.05%	21,214
2016	32.645068	32.781337	0.42%	14,361
2015	29.607804	32.645068	10.26%	15,462
2014	27.712084	29.607804	6.84%	14,041
2013	21.494993	27.712084	28.92%	13,808
2012	17.619325	21.494993	22.00%	6,776
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	33.424228	49.625000	48.47%	112,659
2019	23.431298	33.424228	42.65%	90,184
2018	23.575829	23.431298	-0.61%	79,900
2017	16.515750	23.575829	42.75%	67,652
2016	14.726675	16.515750	12.15%	37,768
2015	14.287203	14.726675	3.08%	21,894
2014	13.264828	14.287203	7.71%	13,555
2013	9.946570	13.264828	33.36%	11,026
2012*	10.000000	9.946570	-0.53%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	32.718619	37.391516	14.28%	2,410
2019	26.215527	32.718619	24.81%	2,408
2018	31.364673	26.215527	-16.42%	2,411
2017	24.342252	31.364673	28.85%	2,392
2016	26.488693	24.342252	-8.10%	2,501
2015	29.488521	26.488693	-10.17%	2,209
2014	34.059408	29.488521	-13.42%	1,651
2013	30.256865	34.059408	12.57%	1,453
2012	27.141314	30.256865	11.48%	637
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.949799	10.553390	6.07%	22,265
2019*	10.000000	9.949799	-0.50%	0
41

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.166764	9.886547	-2.76%	201,483
2019	8.736597	10.166764	16.37%	178,063
2018	10.891574	8.736597	-19.79%	164,103
2017	8.649942	10.891574	25.91%	97,081
2016	7.270472	8.649942	18.97%	26,132
2015	9.233048	7.270472	-21.26%	11,238
2014	9.829484	9.233048	-6.07%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.608237	11.225162	5.82%	54,052
2019	9.934312	10.608237	6.78%	33,425
2018	10.191052	9.934312	-2.52%	27,355
2017	9.960942	10.191052	2.31%	2,920
2016*	10.000000	9.960942	-0.39%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.417151	32.146690	43.40%	39,990
2019	16.109335	22.417151	39.16%	32,136
2018	16.641860	16.109335	-3.20%	23,205
2017	13.373104	16.641860	24.44%	12,777
2016	12.478260	13.373104	7.17%	6,156
2015	12.946089	12.478260	-3.61%	6,156
2014	14.208095	12.946089	-8.88%	4,056
2013	10.214213	14.208095	39.10%	0
2012*	10.000000	10.214213	2.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	39.562265	40.223780	1.67%	65,489
2019	31.013786	39.562265	27.56%	56,238
2018	35.126836	31.013786	-11.71%	39,283
2017	30.388282	35.126836	15.59%	38,203
2016	27.114479	30.388282	12.07%	27,497
2015	27.786939	27.114479	-2.42%	16,360
2014	25.598429	27.786939	8.55%	10,705
2013	19.165838	25.598429	33.56%	6,441
2012	16.791481	19.165838	14.14%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.843275	12.336214	13.77%	23,431
2019*	10.000000	10.843275	8.43%	2,106
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.874053	25.899662	18.40%	156,808
2019	17.673368	21.874053	23.77%	161,107
2018	19.876965	17.673368	-11.09%	143,971
2017	15.911391	19.876965	24.92%	95,728
2016	15.555483	15.911391	2.29%	46,440
2015	14.853591	15.555483	4.73%	41,259
2014	14.910887	14.853591	-0.38%	29,916
2013	11.860324	14.910887	25.72%	19,739
2012	10.386610	11.860324	14.19%	3,531
42

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.304461	33.04%	18,754
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.616530	36.17%	5,932
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.784292	11.440857	-2.91%	54,539
2019	9.356373	11.784292	25.95%	44,559
2018	10.313322	9.356373	-9.28%	32,230
2017	9.302939	10.313322	10.86%	19,311
2016	8.214694	9.302939	13.25%	11,395
2015*	10.000000	8.214694	-17.85%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.553165	24.231153	12.43%	0
2019	17.646031	21.553165	22.14%	0
2018	19.302482	17.646031	-8.58%	0
2017	16.674424	19.302482	15.76%	0
2016	15.249567	16.674424	9.34%	0
2015	16.677082	15.249567	-8.56%	0
2014	17.287894	16.677082	-3.53%	0
2013	13.304255	17.287894	29.94%	0
2012	11.014999	13.304255	20.78%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.352209	19.827640	48.50%	16,784
2019	10.204565	13.352209	30.85%	11,468
2018	12.433532	10.204565	-17.93%	12,559
2017	10.054717	12.433532	23.66%	10,613
2016	10.466118	10.054717	-3.93%	7,069
2015	10.695524	10.466118	-2.14%	4,276
2014	11.007230	10.695524	-2.83%	14,229
2013	9.229482	11.007230	19.26%	13,407
2012	8.111439	9.229482	13.78%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.565963	21.584686	10.32%	1,551,101
2019	16.445997	19.565963	18.97%	1,563,190
2018	17.572831	16.445997	-6.41%	1,364,687
2017	15.406496	17.572831	14.06%	1,067,229
2016	14.349082	15.406496	7.37%	768,017
2015	14.425632	14.349082	-0.53%	549,935
2014	13.949176	14.425632	3.42%	287,994
2013	11.486841	13.949176	21.44%	238,753
2012	10.078216	11.486841	13.98%	14,777
43

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.232788	13.158547	7.57%	1,474,959
2019	11.395394	12.232788	7.35%	1,405,624
2018	11.695426	11.395394	-2.57%	1,292,758
2017	11.503572	11.695426	1.67%	923,677
2016	11.376737	11.503572	1.11%	555,936
2015	11.576733	11.376737	-1.73%	340,723
2014	11.195652	11.576733	3.40%	222,332
2013	11.666419	11.195652	-4.04%	169,141
2012	11.284076	11.666419	3.39%	13,060
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.144363	30.900329	27.98%	137,617
2019	18.186832	24.144363	32.76%	126,616
2018	20.386306	18.186832	-10.79%	99,456
2017	15.802297	20.386306	29.01%	64,045
2016	16.012287	15.802297	-1.31%	59,754
2015	15.257817	16.012287	4.94%	52,760
2014	15.210958	15.257817	0.31%	26,744
2013	12.004302	15.210958	26.71%	24,068
2012	9.982671	12.004302	20.25%	5,024
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.974621	38.760720	49.23%	246,197
2019	20.240195	25.974621	28.33%	191,243
2018	20.685959	20.240195	-2.15%	158,459
2017	16.432296	20.685959	25.89%	113,953
2016	15.295493	16.432296	7.43%	47,248
2015	14.590661	15.295493	4.83%	32,282
2014	13.707124	14.590661	6.45%	7,796
2013	10.736608	13.707124	27.67%	2,024
2012	9.284769	10.736608	15.64%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.714411	23.072122	11.38%	921,948
2019	16.734584	20.714411	23.78%	895,664
2018	17.370424	16.734584	-3.66%	830,509
2017	14.462890	17.370424	20.10%	666,623
2016	13.217109	14.462890	9.43%	466,159
2015	13.274140	13.217109	-0.43%	296,508
2014	12.225884	13.274140	8.57%	216,625
2013	9.334537	12.225884	30.97%	176,381
2012	8.095662	9.334537	15.30%	17,186
44

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.956671	17.380437	2.50%	60,493
2019	15.769078	16.956671	7.53%	58,098
2018	16.395016	15.769078	-3.82%	58,088
2017	15.652937	16.395016	4.74%	37,121
2016	14.625971	15.652937	7.02%	37,941
2015	15.290661	14.625971	-4.35%	30,697
2014	14.943173	15.290661	2.33%	26,543
2013	15.343265	14.943173	-2.61%	22,144
2012	13.877508	15.343265	10.56%	1,837
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	35.543691	38.530152	8.40%	41,102
2019	27.967990	35.543691	27.09%	35,394
2018	28.475291	27.967990	-1.78%	16,511
2017	24.040613	28.475291	18.45%	10,039
2016	21.955863	24.040613	9.50%	10,213
2015	22.143658	21.955863	-0.85%	10,350
2014	20.105154	22.143658	10.14%	8,407
2013	15.606084	20.105154	28.83%	8,080
2012	13.917143	15.606084	12.14%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	35.170484	35.802589	1.80%	58,676
2019	28.113688	35.170484	25.10%	42,599
2018	30.845341	28.113688	-8.86%	43,447
2017	26.607320	30.845341	15.93%	21,442
2016	22.974020	26.607320	15.81%	6,488
2015	24.949517	22.974020	-7.92%	6,453
2014	23.253744	24.949517	7.29%	8,244
2013	17.448408	23.253744	33.27%	7,677
2012	14.990766	17.448408	16.39%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.196512	12.632888	12.83%	234,055
2019	9.889064	11.196512	13.22%	224,772
2018	10.969763	9.889064	-9.85%	227,131
2017	9.402992	10.969763	16.66%	203,837
2016	9.270047	9.402992	1.43%	112,852
2015*	10.000000	9.270047	-7.30%	58,369
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.577464	18.379622	10.87%	40,933
2019	13.576843	16.577464	22.10%	33,251
2018	15.444374	13.576843	-12.09%	33,242
2017	13.087676	15.444374	18.01%	14,629
2016	12.260961	13.087676	6.74%	16,236
2015	12.669896	12.260961	-3.23%	12,102
2014	12.309310	12.669896	2.93%	12,333
2013	9.651801	12.309310	27.53%	12,443
2012	8.436374	9.651801	14.41%	0
45

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.876760	16.072088	8.03%	453,076
2019	13.000006	14.876760	14.44%	478,779
2018	14.076568	13.000006	-7.65%	450,741
2017	12.753355	14.076568	10.38%	243,893
2016	12.201732	12.753355	4.52%	233,689
2015	12.520180	12.201732	-2.54%	195,008
2014	12.187106	12.520180	2.73%	177,727
2013	10.790994	12.187106	12.94%	83,736
2012	9.864594	10.790994	9.39%	45,285
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.021452	17.590750	9.79%	63,257
2019	13.527410	16.021452	18.44%	68,387
2018	14.954874	13.527410	-9.55%	62,399
2017	13.109852	14.954874	14.07%	72,667
2016	12.400975	13.109852	5.72%	54,400
2015	12.759356	12.400975	-2.81%	54,450
2014	12.372459	12.759356	3.13%	8,916
2013	10.359815	12.372459	19.43%	960
2012	9.255266	10.359815	11.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.029277	13.808309	5.98%	19,703
2019	11.952312	13.029277	9.01%	22,193
2018	12.459936	11.952312	-4.07%	22,050
2017	11.892951	12.459936	4.77%	22,762
2016	11.541168	11.892951	3.05%	16,102
2015	11.803545	11.541168	-2.22%	27,477
2014	11.596375	11.803545	1.79%	19,089
2013	11.219522	11.596375	3.36%	6,197
2012	10.596201	11.219522	5.88%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.393766	12.823349	3.47%	181,132
2019	11.051554	12.393766	12.15%	209,945
2018	12.066988	11.051554	-8.41%	207,666
2017	10.674097	12.066988	13.05%	105,871
2016	10.265765	10.674097	3.98%	68,713
2015	10.889702	10.265765	-5.73%	104,211
2014	10.811191	10.889702	0.73%	112,079
2013*	10.000000	10.811191	8.11%	28,438
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.893495	13.634747	5.75%	444,748
2019	11.341513	12.893495	13.68%	467,032
2018	12.391690	11.341513	-8.47%	495,736
2017	10.679797	12.391690	16.03%	369,223
2016	10.207837	10.679797	4.62%	380,517
2015	10.894591	10.207837	-6.30%	404,346
2014	10.949532	10.894591	-0.50%	338,914
2013*	10.000000	10.949532	9.50%	105,487
46

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.499487	16.898996	9.03%	223,692
2019	13.318875	15.499487	16.37%	426,723
2018	14.554241	13.318875	-8.49%	416,349
2017	12.964251	14.554241	12.26%	388,771
2016	12.330186	12.964251	5.14%	327,572
2015	12.652825	12.330186	-2.55%	122,469
2014	12.284112	12.652825	3.00%	172,202
2013	10.586292	12.284112	16.04%	152,407
2012	9.564729	10.586292	10.68%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.284802	18.007137	10.58%	50,316
2019	13.525844	16.284802	20.40%	44,810
2018	15.175152	13.525844	-10.87%	44,418
2017	13.047898	15.175152	16.30%	32,390
2016	12.311451	13.047898	5.98%	25,568
2015	12.690284	12.311451	-2.99%	23,706
2014	12.321460	12.690284	2.99%	4,130
2013	10.065473	12.321460	22.41%	40,718
2012	8.918301	10.065473	12.86%	40,718
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.354656	15.419687	7.42%	75,827
2019	12.749829	14.354656	12.59%	77,694
2018	13.592532	12.749829	-6.20%	78,733
2017	12.557554	13.592532	8.24%	88,994
2016	12.026908	12.557554	4.41%	51,421
2015	12.341521	12.026908	-2.55%	29,164
2014	12.038041	12.341521	2.52%	20,227
2013	10.986603	12.038041	9.57%	6,907
2012	10.136240	10.986603	8.39%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.409950	15.965023	3.60%	20,400
2019	13.907986	15.409950	10.80%	20,014
2018	16.748820	13.907986	-16.96%	18,590
2017	13.855431	16.748820	20.88%	15,536
2016	13.910722	13.855431	-0.40%	10,374
2015	14.696173	13.910722	-5.34%	9,304
2014	16.243345	14.696173	-9.52%	618
2013	13.731408	16.243345	18.29%	307
2012	11.659822	13.731408	17.77%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.745533	17.46%	18,592
47

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.208778	13.891755	5.17%	79,704
2019	12.336915	13.208778	7.07%	36,431
2018	12.612591	12.336915	-2.19%	28,703
2017	12.290443	12.612591	2.62%	20,527
2016	11.882352	12.290443	3.43%	9,386
2015	12.170461	11.882352	-2.37%	8,227
2014	11.803521	12.170461	3.11%	5,047
2013	12.243899	11.803521	-3.60%	5,185
2012	11.565384	12.243899	5.87%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.088356	15.131534	7.40%	35,212
2019	13.050835	14.088356	7.95%	25,138
2018	13.446111	13.050835	-2.94%	21,948
2017	13.154782	13.446111	2.21%	35,632
2016	12.923440	13.154782	1.79%	39,492
2015	13.188452	12.923440	-2.01%	38,628
2014	12.766100	13.188452	3.31%	38,983
2013	13.231603	12.766100	-3.52%	17,274
2012	12.540931	13.231603	5.51%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.583779	10.815150	2.19%	11,880
2019	10.081024	10.583779	4.99%	11,120
2018*	10.000000	10.081024	0.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	36.208667	40.301163	11.30%	16,862
2019	29.967817	36.208667	20.83%	18,416
2018	36.950581	29.967817	-18.90%	16,931
2017	26.562104	36.950581	39.11%	12,435
2016	25.089180	26.562104	5.87%	9,081
2015	30.407499	25.089180	-17.49%	6,809
2014	32.747134	30.407499	-7.14%	6,458
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.721091	25.815029	4.43%	14,558
2019	21.873267	24.721091	13.02%	11,456
2018	22.894825	21.873267	-4.46%	10,514
2017	21.771415	22.894825	5.16%	9,017
2016	19.361187	21.771415	12.45%	4,909
2015	20.182268	19.361187	-4.07%	1,660
2014	19.980044	20.182268	1.01%	1,676
48

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.089990	13.677935	4.49%	92,299
2019	12.505208	13.089990	4.68%	115,565
2018	12.702788	12.505208	-1.56%	169,764
2017	12.632400	12.702788	0.56%	51,171
2016	12.729829	12.632400	-0.77%	40,394
2015	12.937757	12.729829	-1.61%	3,041
2014	12.560856	12.937757	3.00%	0
2013	13.291183	12.560856	-5.49%	0
2012	13.093826	13.291183	1.51%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.341423	9.223704	-1.26%	380,009
2019	9.317698	9.341423	0.25%	337,320
2018	9.330622	9.317698	-0.14%	113,876
2017	9.432569	9.330622	-1.08%	59,408
2016	9.575089	9.432569	-1.49%	41,513
2015	9.720901	9.575089	-1.50%	39,868
2014	9.868932	9.720901	-1.50%	47,475
2013	10.019216	9.868932	-1.50%	57,491
2012	10.172213	10.019216	-1.50%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.250978	10.873190	6.07%	30,063
2019	8.751811	10.250978	17.13%	25,353
2018	10.429714	8.751811	-16.09%	23,341
2017	8.332151	10.429714	25.17%	19,774
2016	8.405428	8.332151	-0.87%	19,433
2015	8.817441	8.405428	-4.67%	8,830
2014	9.016627	8.817441	-2.21%	6,748
2013	7.786405	9.016627	15.80%	6,395
2012	6.860618	7.786405	13.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.513792	12.149380	5.52%	255,523
2019	9.644328	11.513792	19.38%	201,829
2018	11.402898	9.644328	-15.42%	142,867
2017	9.301272	11.402898	22.60%	96,305
2016	9.393399	9.301272	-0.98%	36,799
2015	9.670779	9.393399	-2.87%	9,232
2014	10.465650	9.670779	-7.60%	6,401
2013	8.780151	10.465650	19.20%	3,331
2012	7.540827	8.780151	16.43%	1,092
49

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	32.596637	36.222769	11.12%	16,641
2019	26.745698	32.596637	21.88%	14,376
2018	29.793487	26.745698	-10.23%	18,407
2017	25.539133	29.793487	16.66%	9,027
2016	23.684562	25.539133	7.83%	5,327
2015	24.287676	23.684562	-2.48%	5,311
2014	23.486640	24.287676	3.41%	5,305
2013	18.738447	23.486640	25.34%	1,983
2012	16.414092	18.738447	14.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.432653	19.863986	7.77%	129,797
2019	16.224333	18.432653	13.61%	177,264
2018	17.312336	16.224333	-6.28%	210,231
2017	15.814908	17.312336	9.47%	181,383
2016	15.103185	15.814908	4.71%	163,437
2015	15.359866	15.103185	-1.67%	70,805
2014	14.910100	15.359866	3.02%	64,061
2013	13.345609	14.910100	11.72%	44,474
2012	12.386680	13.345609	7.74%	42,725
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.454646	24.687698	9.94%	63,536
2019	19.006574	22.454646	18.14%	54,631
2018	20.632705	19.006574	-7.88%	54,031
2017	18.244283	20.632705	13.09%	42,648
2016	17.190894	18.244283	6.13%	15,499
2015	17.546007	17.190894	-2.02%	5,645
2014	16.930775	17.546007	3.63%	3,365
2013	14.384375	16.930775	17.70%	2,156
2012	13.010184	14.384375	10.56%	1,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.523691	16.317642	5.11%	128,679
2019	14.388442	15.523691	7.89%	117,824
2018	14.877056	14.388442	-3.28%	60,723
2017	14.290880	14.877056	4.10%	75,735
2016	13.914635	14.290880	2.70%	76,600
2015	14.089226	13.914635	-1.24%	3,564
2014	13.768156	14.089226	2.33%	2,070
2013	13.333587	13.768156	3.26%	16,827
2012	12.870975	13.333587	3.59%	2,070
50

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.390606	12.761312	2.99%	149,551
2019	11.132278	12.390606	11.30%	155,243
2018	11.976497	11.132278	-7.05%	160,978
2017	10.662339	11.976497	12.33%	186,085
2016	10.239809	10.662339	4.13%	141,983
2015	10.743986	10.239809	-4.69%	124,929
2014	10.646159	10.743986	0.92%	127,305
2013*	10.000000	10.646159	6.46%	35,118
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.974256	13.588342	4.73%	338,824
2019	11.429080	12.974256	13.52%	345,601
2018	12.351930	11.429080	-7.47%	349,300
2017	10.720903	12.351930	15.21%	335,283
2016	10.176380	10.720903	5.35%	226,926
2015	10.756801	10.176380	-5.40%	141,481
2014	10.734514	10.756801	0.21%	92,717
2013*	10.000000	10.734514	7.35%	33,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	24.077338	26.169545	8.69%	169,168
2019	20.760085	24.077338	15.98%	177,203
2018	22.347330	20.760085	-7.10%	157,500
2017	20.089701	22.347330	11.24%	142,304
2016	19.035115	20.089701	5.54%	97,467
2015	19.389892	19.035115	-1.83%	90,474
2014	18.715490	19.389892	3.60%	91,144
2013	16.291577	18.715490	14.88%	89,433
2012	14.926410	16.291577	9.15%	40,014
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	29.125645	32.225737	10.64%	46,423
2019	24.271208	29.125645	20.00%	28,960
2018	26.706428	24.271208	-9.12%	15,735
2017	23.236412	26.706428	14.93%	12,417
2016	21.744996	23.236412	6.86%	8,318
2015	22.238462	21.744996	-2.22%	1,623
2014	21.510824	22.238462	3.38%	0
2013	17.845023	21.510824	20.54%	0
2012	15.925956	17.845023	12.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.656126	21.017188	6.92%	42,565
2019	17.584508	19.656126	11.78%	45,173
2018	18.545900	17.584508	-5.18%	47,850
2017	17.239551	18.545900	7.58%	51,132
2016	16.557122	17.239551	4.12%	38,365
2015	16.814401	16.557122	-1.53%	17,141
2014	16.298023	16.814401	3.17%	18,241
2013	14.974615	16.298023	8.84%	4,096
2012	14.071828	14.974615	6.42%	0
51

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.459411	11.036540	5.52%	1,042
2019*	10.000000	10.459411	4.59%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.759840	12.268786	14.02%	19,775
2019*	10.000000	10.759840	7.60%	11,534
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.084955	10.083635	-0.01%	0
2019*	10.000000	10.084955	0.85%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.960139	13.602117	24.11%	261
2019*	10.000000	10.960139	9.60%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.762718	29.128968	27.97%	21,901
2019	17.746559	22.762718	28.27%	22,184
2018	18.642992	17.746559	-4.81%	21,141
2017	14.572048	18.642992	27.94%	10,611
2016	14.504696	14.572048	0.46%	14,996
2015	14.278705	14.504696	1.58%	20,121
2014	13.160554	14.278705	8.50%	14,306
2013	9.940116	13.160554	32.40%	12,516
2012	8.689350	9.940116	14.39%	450
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.011582	13.725311	5.49%	813,091
2019	11.103404	13.011582	17.19%	812,176
2018	11.844396	11.103404	-6.26%	635,021
2017	10.228794	11.844396	15.79%	523,734
2016	9.566444	10.228794	6.92%	403,134
2015	9.935392	9.566444	-3.71%	167,811
2014*	10.000000	9.935392	-0.65%	745
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.972162	15.777146	5.38%	367,568
2019	12.460897	14.972162	20.15%	354,655
2018	12.986108	12.460897	-4.04%	259,494
2017	10.832909	12.986108	19.88%	160,222
2016	9.993562	10.832909	8.40%	90,852
2015	10.131414	9.993562	-1.36%	31,810
2014*	10.000000	10.131414	1.31%	0
52

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	38.283438	44.696090	16.75%	56,418
2019	28.300870	38.283438	35.27%	57,669
2018	29.183939	28.300870	-3.03%	61,565
2017	23.315796	29.183939	25.17%	61,651
2016	22.908312	23.315796	1.78%	50,136
2015	22.187207	22.908312	3.25%	7,849
2014	20.748524	22.187207	6.93%	1,314
2013	15.456042	20.748524	34.24%	0
2012	13.250874	15.456042	16.64%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.534526	29.496891	-0.13%	29,740
2019	23.668823	29.534526	24.78%	30,732
2018	26.545270	23.668823	-10.84%	30,301
2017	24.851422	26.545270	6.82%	24,890
2016	20.986864	24.851422	18.41%	19,306
2015	22.296873	20.986864	-5.88%	2,700
2014	20.041485	22.296873	11.25%	880
2013	15.452427	20.041485	29.70%	0
2012	13.708059	15.452427	12.73%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.796502	17.97%	47,102
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	47.655014	53.096376	11.42%	145,061
2019	38.503886	47.655014	23.77%	110,674
2018	44.115898	38.503886	-12.72%	89,062
2017	38.682052	44.115898	14.05%	69,185
2016	32.645829	38.682052	18.49%	28,772
2015	34.004748	32.645829	-4.00%	12,273
2014	31.550414	34.004748	7.78%	10,325
2013	24.074509	31.550414	31.05%	6,157
2012	20.806439	24.074509	15.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.309207	21.723007	-2.63%	31,025
2019	18.287956	22.309207	21.99%	26,785
2018	21.380800	18.287956	-14.47%	37,363
2017	19.066812	21.380800	12.14%	31,801
2016	16.460353	19.066812	15.83%	25,168
2015	17.207586	16.460353	-4.34%	10,347
2014	14.928741	17.207586	15.26%	3,426
2013	11.170595	14.928741	33.64%	3,202
2012	9.747754	11.170595	14.60%	417
53

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	35.181436	48.693943	38.41%	10,894
2019	26.383453	35.181436	33.35%	9,401
2018	29.185564	26.383453	-9.60%	9,828
2017	23.770158	29.185564	22.78%	7,382
2016	22.331628	23.770158	6.44%	5,113
2015	22.552272	22.331628	-0.98%	3,906
2014	22.328965	22.552272	1.00%	729
2013	15.747665	22.328965	41.79%	729
2012	14.137076	15.747665	11.39%	280
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	39.605910	40.943337	3.38%	9,221
2019	33.877048	39.605910	16.91%	2,795
2018	41.502630	33.877048	-18.37%	2,493
2017	38.741715	41.502630	7.13%	2,649
2016	31.310190	38.741715	23.74%	1,788
2015	33.920408	31.310190	-7.70%	1,830
2014	32.254860	33.920408	5.16%	986
2013	23.385855	32.254860	37.92%	384
2012	19.735508	23.385855	18.50%	198
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	41.220571	49.679402	20.52%	5,504
2019	33.384152	41.220571	23.47%	5,589
2018	38.886062	33.384152	-14.15%	5,327
2017	34.873514	38.886062	11.51%	4,940
2016	28.890179	34.873514	20.71%	3,410
2015	29.896743	28.890179	-3.37%	2,558
2014	30.184230	29.896743	-0.95%	540
2013	21.802509	30.184230	38.44%	402
2012	19.210199	21.802509	13.49%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.503495	22.902353	11.70%	35,027
2019	16.251298	20.503495	26.17%	33,969
2018	17.370004	16.251298	-6.44%	31,708
2017	14.134119	17.370004	22.89%	15,296
2016	12.637235	14.134119	11.85%	0
2015	12.984574	12.637235	-2.68%	0
2014	12.370862	12.984574	4.96%	0
2013	8.750033	12.370862	41.38%	0
2012	7.603512	8.750033	15.08%	0
54

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.334097	23.816860	11.64%	8,651
2019	17.183320	21.334097	24.16%	8,794
2018	18.535448	17.183320	-7.29%	7,783
2017	15.897534	18.535448	16.59%	7,488
2016	14.657267	15.897534	8.46%	2,181
2015	14.943004	14.657267	-1.91%	1,485
2014	13.727804	14.943004	8.85%	1,439
2013	10.058850	13.727804	36.47%	633
2012	9.168679	10.058850	9.71%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.414229	16.175689	-7.11%	57,921
2019	13.553121	17.414229	28.49%	53,948
2018	14.342575	13.553121	-5.50%	59,314
2017	13.717662	14.342575	4.56%	47,595
2016	12.993423	13.717662	5.57%	46,695
2015	13.982783	12.993423	-7.08%	33,916
2014	11.038053	13.982783	26.68%	15,722
2013	10.911512	11.038053	1.16%	12,377
2012	9.584620	10.911512	13.84%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.470396	23.762759	16.08%	1,728,588
2019	15.883640	20.470396	28.88%	1,405,021
2018	16.953077	15.883640	-6.31%	1,002,478
2017	14.197199	16.953077	19.41%	540,472
2016	12.938332	14.197199	9.73%	222,537
2015	13.012667	12.938332	-0.57%	120,217
2014	11.683009	13.012667	11.38%	71,042
2013*	10.000000	11.683009	16.83%	18,253
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.504151	10.639600	1.29%	125,649
2019	10.245358	10.504151	2.53%	94,494
2018	10.317615	10.245358	-0.70%	69,530
2017	10.311469	10.317615	0.06%	33,055
2016	10.213574	10.311469	0.96%	18,654
2015	10.404610	10.213574	-1.84%	6,373
2014	10.511125	10.404610	-1.01%	3,539
2013	10.659964	10.511125	-1.40%	3,440
2012	10.454338	10.659964	1.97%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.431872	20.487450	17.53%	287,499
2019	14.162378	17.431872	23.09%	219,190
2018	16.219117	14.162378	-12.68%	182,797
2017	14.420425	16.219117	12.47%	130,080
2016	12.111608	14.420425	19.06%	53,480
2015	12.927151	12.111608	-6.31%	16,038
2014	12.552670	12.927151	2.98%	9,171
2013*	10.000000	12.552670	25.53%	8,643
55

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.739510	35.949361	58.09%	29,586
2019	16.870866	22.739510	34.79%	31,667
2018	18.428096	16.870866	-8.45%	38,793
2017	14.670243	18.428096	25.62%	20,816
2016	14.042679	14.670243	4.47%	9,081
2015	14.305996	14.042679	-1.84%	8,758
2014	14.002987	14.305996	2.16%	5,830
2013	10.256516	14.002987	36.53%	4,600
2012	9.082922	10.256516	12.92%	438
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.957747	12.421715	3.88%	9,020
2019	10.632697	11.957747	12.46%	9,020
2018	11.534627	10.632697	-7.82%	9,020
2017	10.622014	11.534627	8.59%	9,020
2016	10.190706	10.622014	4.23%	9,020
2015	10.864060	10.190706	-6.20%	10,276
2014	10.740556	10.864060	1.15%	1,137
2013	10.146540	10.740556	5.85%	0
2012*	10.000000	10.146540	1.47%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.773201	13.191832	3.28%	363
2019	11.117677	12.773201	14.89%	319
2018	12.416199	11.117677	-10.46%	312
2017	10.742486	12.416199	15.58%	293
2016	10.371341	10.742486	3.58%	281
2015	11.619007	10.371341	-10.74%	1,623
2014	11.692584	11.619007	-0.63%	1,222
2013	10.265293	11.692584	13.90%	0
2012*	10.000000	10.265293	2.65%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.756067	13.259578	3.95%	88
2019	11.175380	12.756067	14.14%	8,812
2018	12.281780	11.175380	-9.01%	9,555
2017	10.974031	12.281780	11.92%	25,075
2016	10.525483	10.974031	4.26%	25,071
2015	11.449748	10.525483	-8.07%	25,077
2014	11.340761	11.449748	0.96%	19,774
2013	10.282947	11.340761	10.29%	1,239
2012*	10.000000	10.282947	2.83%	0
56

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.789804	12.531310	6.29%	82,843
2019	10.711421	11.789804	10.07%	68,047
2018	11.501952	10.711421	-6.87%	60,116
2017	10.298780	11.501952	11.68%	51,390
2016	9.260137	10.298780	11.22%	31,919
2015	10.352353	9.260137	-10.55%	32,099
2014	10.462421	10.352353	-1.05%	32,878
2013	10.610149	10.462421	-1.39%	10,533
2012*	10.000000	10.610149	6.10%	1,374
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.212055	11.770543	4.98%	29,222
2019	9.928084	11.212055	12.93%	22,062
2018	10.591181	9.928084	-6.26%	15,470
2017	9.794132	10.591181	8.14%	7,200
2016	8.782427	9.794132	11.52%	1,395
2015	9.132165	8.782427	-3.83%	5,765
2014	9.142817	9.132165	-0.12%	702
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.840188	12.906084	9.00%	13,501
2019	11.242771	11.840188	5.31%	12,049
2018	11.899658	11.242771	-5.52%	10,044
2017	10.909289	11.899658	9.08%	7,967
2016	10.762483	10.909289	1.36%	6,279
2015	11.770993	10.762483	-8.57%	6,279
2014	11.914392	11.770993	-1.20%	6,279
2013	12.945992	11.914392	-7.97%	6,275
2012	12.490136	12.945992	3.65%	5,238
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.368631	11.521683	1.35%	112,986
2019	11.105989	11.368631	2.36%	85,544
2018	11.249373	11.105989	-1.27%	64,318
2017	11.278968	11.249373	-0.26%	58,370
2016	11.302749	11.278968	-0.21%	65,907
2015	11.450958	11.302749	-1.29%	56,673
2014	11.538994	11.450958	-0.76%	58,224
2013	11.741977	11.538994	-1.73%	40,188
2012	11.273050	11.741977	4.16%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.286431	10.349005	0.61%	174,332
2019	10.168895	10.286431	1.16%	183,780
2018	10.179339	10.168895	-0.10%	34,525
2017	10.101079	10.179339	0.77%	1,461
2016*	10.000000	10.101079	1.01%	0
57

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.476740	12.268996	6.90%	242,225
2019	10.763793	11.476740	6.62%	233,482
2018	10.998452	10.763793	-2.13%	179,389
2017	10.652346	10.998452	3.25%	116,315
2016	10.541767	10.652346	1.05%	92,377
2015	10.666500	10.541767	-1.17%	62,790
2014	10.395694	10.666500	2.60%	54,028
2013	10.775226	10.395694	-3.52%	29,118
2012	9.990587	10.775226	7.85%	3,286
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.880316	23.054766	10.41%	49,929
2019	16.937883	20.880316	23.28%	47,849
2018	21.261162	16.937883	-20.33%	44,167
2017	17.051578	21.261162	24.69%	22,936
2016	17.745902	17.051578	-3.91%	3,193
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.485669	34.86%	8,516
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.023279	13.572253	4.22%	18,653
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.537075	55.435819	27.33%	105,202
2019	34.362182	43.537075	26.70%	97,464
2018	34.591908	34.362182	-0.66%	93,037
2017	27.584634	34.591908	25.40%	77,761
2016	31.364509	27.584634	-12.05%	64,096
2015	28.311582	31.364509	10.78%	48,703
2014	21.903420	28.311582	29.26%	26,543
2013	14.774016	21.903420	48.26%	17,629
2012	11.450026	14.774016	29.03%	2,964
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.739398	6.717698	17.05%	121,911
2019	5.223679	5.739398	9.87%	110,427
2018	7.409768	5.223679	-29.50%	71,798
2017	7.673558	7.409768	-3.44%	43,927
2016	5.431921	7.673558	41.27%	49,432
2015	8.308666	5.431921	-34.62%	12,699
2014	10.458766	8.308666	-20.56%	12,142
2013	9.626904	10.458766	8.64%	10,440
2012*	10.000000	9.626904	-3.73%	7,312
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.779884	10.453639	-3.03%	9,674
2019*	10.000000	10.779884	7.80%	0
58

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.122810	56.141965	55.42%	63,989
2019	29.378467	36.122810	22.96%	58,233
2018	29.443021	29.378467	-0.22%	57,826
2017	23.748987	29.443021	23.98%	45,330
2016	22.376223	23.748987	6.13%	34,515
2015	23.391272	22.376223	-4.34%	15,202
2014	24.201975	23.391272	-3.35%	11,656
2013	16.355079	24.201975	47.98%	3,788
2012	15.393121	16.355079	6.25%	2,121
59

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.945121	13.330015	2.97%	0
2019	11.439003	12.945121	13.17%	0
2018	12.573729	11.439003	-9.02%	0
2017	11.199418	12.573729	12.27%	0
2016	11.032759	11.199418	1.51%	0
2015	11.382979	11.032759	-3.08%	0
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.753902	8.786376	0.37%	0
2019	7.632834	8.753902	14.69%	0
2018*	10.000000	7.632834	-23.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	41.227717	41.721722	1.20%	0
2019	35.014654	41.227717	17.74%	0
2018	42.099662	35.014654	-16.83%	0
2017	37.987649	42.099662	10.82%	0
2016	30.997012	37.987649	22.55%	0
2015	33.471122	30.997012	-7.39%	0
2014	31.285815	33.471122	6.98%	0
2013	23.147413	31.285815	35.16%	0
2012	19.897727	23.147413	16.33%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.394560	14.410250	7.58%	582
2019	12.525031	13.394560	6.94%	572
2018	13.125869	12.525031	-4.58%	617
2017	12.892415	13.125869	1.81%	1,085
2016	12.576307	12.892415	2.51%	479
2015	13.130947	12.576307	-4.22%	479
2014	12.944497	13.130947	1.44%	472
2013	14.403095	12.944497	-10.13%	0
2012	13.658916	14.403095	5.45%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	31.162743	30.941465	-0.71%	180
2019	24.601211	31.162743	26.67%	161
2018	28.786147	24.601211	-14.54%	170
2017	26.296668	28.786147	9.47%	0
2016	21.820239	26.296668	20.52%	0
2015	22.576840	21.820239	-3.35%	0
2014	19.778824	22.576840	14.15%	0
2013	15.505152	19.778824	27.56%	0
2012	13.585449	15.505152	14.13%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.419910	33.090859	-0.98%	0
60

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.105143	15.705799	3.98%	0
2019	13.037204	15.105143	15.86%	0
2018	13.960993	13.037204	-6.62%	0
2017	12.382901	13.960993	12.74%	0
2016	11.754225	12.382901	5.35%	0
2015	12.099329	11.754225	-2.85%	0
2014	11.972859	12.099329	1.06%	0
2013	10.111402	11.972859	18.41%	0
2012*	10.000000	10.111402	1.11%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.514660	12.100306	5.09%	718
2019	10.208490	11.514660	12.79%	680
2018	10.705882	10.208490	-4.65%	727
2017	10.180914	10.705882	5.16%	686
2016	9.189070	10.180914	10.79%	0
2015*	10.000000	9.189070	-8.11%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.402054	11.087478	6.59%	5,195
2019	9.704994	10.402054	7.18%	12,582
2018	9.955696	9.704994	-2.52%	13,481
2017	9.822747	9.955696	1.35%	13,747
2016	9.762234	9.822747	0.62%	6,815
2015*	10.000000	9.762234	-2.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.442214	14.688588	1.71%	0
2019	11.538357	14.442214	25.17%	5,614
2018	12.692383	11.538357	-9.09%	5,653
2017	11.094759	12.692383	14.40%	6,070
2016	9.734290	11.094759	13.98%	6,199
2015*	10.000000	9.734290	-2.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.307073	20.515202	18.54%	13,745
2019	14.966850	17.307073	15.64%	15,897
2018	16.492723	14.966850	-9.25%	1,298
2017	14.769500	16.492723	11.67%	5,199
2016	14.488185	14.769500	1.94%	6,453
2015	14.902965	14.488185	-2.78%	6,410
2014	14.888462	14.902965	0.10%	5,435
2013	13.251063	14.888462	12.36%	1,542
2012	12.271448	13.251063	7.98%	0
61

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.938773	13.702715	5.90%	0
2019	10.993218	12.938773	17.70%	0
2018	13.278811	10.993218	-17.21%	0
2017	11.753669	13.278811	12.98%	396
2016	10.389150	11.753669	13.13%	373
2015	10.852666	10.389150	-4.27%	320
2014*	10.000000	10.852666	8.53%	254
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	46.331093	50.336893	8.65%	0
2019	38.605026	46.331093	20.01%	0
2018	43.193696	38.605026	-10.62%	0
2017	39.129750	43.193696	10.39%	0
2016	31.691551	39.129750	23.47%	0
2015	33.042230	31.691551	-4.09%	0
2014	32.008588	33.042230	3.23%	0
2013	23.163840	32.008588	38.18%	0
2012	20.381049	23.163840	13.65%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.083723	42.866790	15.59%	0
2019	28.861613	37.083723	28.49%	0
2018	30.893439	28.861613	-6.58%	0
2017	25.952768	30.893439	19.04%	0
2016	23.713994	25.952768	9.44%	0
2015	23.940772	23.713994	-0.95%	0
2014	21.554977	23.940772	11.07%	0
2013	16.665914	21.554977	29.34%	0
2012	14.697711	16.665914	13.39%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	33.103164	40.107754	21.16%	0
2019	24.826478	33.103164	33.34%	0
2018	27.217386	24.826478	-8.78%	0
2017	21.820989	27.217386	24.73%	242
2016	20.643949	21.820989	5.70%	236
2015	21.608776	20.643949	-4.46%	203
2014	20.407592	21.608776	5.89%	158
2013	17.199580	20.407592	18.65%	0
2012	15.903347	17.199580	8.15%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.972749	11.454814	4.39%	0
2019	9.589434	10.972749	14.43%	0
2018	10.172992	9.589434	-5.74%	0
2017*	10.000000	10.172992	1.73%	0
62

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.786996	16.125981	-3.94%	386
2019	13.384541	16.786996	25.42%	305
2018	16.412267	13.384541	-18.45%	307
2017	14.953937	16.412267	9.75%	0
2016	11.616227	14.953937	28.73%	0
2015	12.646434	11.616227	-8.15%	0
2014	12.193183	12.646434	3.72%	0
2013*	10.000000	12.193183	21.93%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.806632	10.824269	0.16%	1,199
2019	10.277222	10.806632	5.15%	1,125
2018	10.475644	10.277222	-1.89%	1,032
2017	10.312140	10.475644	1.59%	1,077
2016	9.638400	10.312140	6.99%	0
2015	9.913430	9.638400	-2.77%	0
2014	10.037700	9.913430	-1.24%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.424829	13.398277	28.52%	0
2019	8.217045	10.424829	26.87%	0
2018*	10.000000	8.217045	-17.83%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.592476	19.390507	10.22%	2,333
2019	15.477273	17.592476	13.67%	6,601
2018	16.464236	15.477273	-5.99%	8,997
2017	14.863124	16.464236	10.77%	9,717
2016	14.382567	14.863124	3.34%	10,149
2015	14.724310	14.382567	-2.32%	11,296
2014	14.388304	14.724310	2.34%	9,332
2013	12.943876	14.388304	11.16%	9,394
2012	11.813333	12.943876	9.57%	1,640
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.219672	21.652237	12.66%	0
2019	16.326410	19.219672	17.72%	0
2018	17.703394	16.326410	-7.78%	0
2017	15.505630	17.703394	14.17%	0
2016	14.923107	15.505630	3.90%	0
2015	15.266742	14.923107	-2.25%	0
2014	14.863553	15.266742	2.71%	0
2013	13.089425	14.863553	13.55%	0
2012	11.789001	13.089425	11.03%	0
63

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.201695	24.285301	14.54%	0
2019	17.395757	21.201695	21.88%	0
2018	19.268461	17.395757	-9.72%	0
2017	16.256438	19.268461	18.53%	0
2016	15.561701	16.256438	4.46%	0
2015	15.931340	15.561701	-2.32%	0
2014	15.488689	15.931340	2.86%	0
2013	12.991258	15.488689	19.22%	0
2012	11.486132	12.991258	13.10%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.562808	16.265790	19.93%	15,532
2019	11.127871	13.562808	21.88%	24,055
2018	11.859697	11.127871	-6.17%	17,078
2017	10.400299	11.859697	14.03%	8,064
2016*	10.000000	10.400299	4.00%	6,004
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	42.283757	54.077057	27.89%	0
2019	32.800386	42.283757	28.91%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.884266	8.491765	-34.09%	0
2019	11.946736	12.884266	7.85%	0
2018	16.172698	11.946736	-26.13%	0
2017	16.938404	16.172698	-4.52%	0
2016	12.919284	16.938404	31.11%	0
2015	16.601215	12.919284	-22.18%	0
2014	19.379865	16.601215	-14.34%	0
2013	15.896657	19.379865	21.91%	0
2012	15.456951	15.896657	2.84%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.015874	31.373974	4.52%	2,152
2019	24.047434	30.015874	24.82%	2,146
2018	26.776858	24.047434	-10.19%	2,171
2017	24.204327	26.776858	10.63%	430
2016	20.938655	24.204327	15.60%	280
2015	22.266230	20.938655	-5.96%	303
2014	20.901971	22.266230	6.53%	290
2013	16.651302	20.901971	25.53%	0
2012	14.486509	16.651302	14.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.595418	15.421120	5.66%	6,286
2019	11.461186	14.595418	27.35%	12,045
2018	12.854110	11.461186	-10.84%	6,087
2017	11.224444	12.854110	14.52%	6,575
2016*	10.000000	11.224444	12.24%	5,017
64

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	42.286565	59.610358	40.97%	1,880
2019	32.141113	42.286565	31.57%	1,880
2018	32.875773	32.141113	-2.23%	1,880
2017	24.831087	32.875773	32.40%	172
2016	25.146696	24.831087	-1.26%	201
2015	23.953774	25.146696	4.98%	208
2014	21.972957	23.953774	9.01%	216
2013	16.452529	21.972957	33.55%	0
2012	14.645431	16.452529	12.34%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.492144	15.535391	7.20%	6,555
2019	13.489205	14.492144	7.44%	13,006
2018	13.846828	13.489205	-2.58%	6,917
2017	13.558685	13.846828	2.13%	6,748
2016	13.214778	13.558685	2.60%	4,436
2015	13.572335	13.214778	-2.63%	0
2014	13.085958	13.572335	3.72%	0
2013	13.607204	13.085958	-3.83%	0
2012	13.121907	13.607204	3.70%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	45.360074	52.502426	15.75%	0
2019	37.501507	45.360074	20.96%	0
2018	44.813124	37.501507	-16.32%	0
2017	37.857297	44.813124	18.37%	0
2016	34.442617	37.857297	9.91%	0
2015	35.654732	34.442617	-3.40%	0
2014	34.242892	35.654732	4.12%	0
2013	25.664469	34.242892	33.43%	0
2012	22.813717	25.664469	12.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.733010	30.277140	13.26%	0
2019	21.351204	26.733010	25.21%	0
2018	25.599475	21.351204	-16.60%	0
2017	20.053574	25.599475	27.66%	109
2016	21.555789	20.053574	-6.97%	120
2015	21.250433	21.555789	1.44%	118
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.477549	12.336105	-8.47%	0
2019	11.162793	13.477549	20.74%	0
2018	12.153093	11.162793	-8.15%	0
2017	11.925450	12.153093	1.91%	0
65

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.389034	15.789381	9.73%	0
2019	12.224970	14.389034	17.70%	0
2018	13.779965	12.224970	-11.28%	0
2017	12.530780	13.779965	9.97%	4,608
2016	11.273867	12.530780	11.15%	4,985
2015	12.241120	11.273867	-7.90%	4,643
2014	12.120317	12.241120	1.00%	4,625
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.317473	17.123715	-1.12%	458
2019	15.194763	17.317473	13.97%	421
2018	16.170860	15.194763	-6.04%	430
2017	15.014079	16.170860	7.70%	419
2016	13.408196	15.014079	11.98%	4,900
2015	14.690328	13.408196	-8.73%	5,108
2014	14.299561	14.690328	2.73%	4,859
2013	12.779929	14.299561	11.89%	4,820
2012	11.552993	12.779929	10.62%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	41.988188	43.371879	3.30%	0
2019	33.841243	41.988188	24.07%	0
2018	39.559173	33.841243	-14.45%	0
2017	36.404455	39.559173	8.67%	0
2016	28.474052	36.404455	27.85%	0
2015	31.308873	28.474052	-9.05%	0
2014	31.701841	31.308873	-1.24%	0
2013	23.695704	31.701841	33.79%	0
2012	20.383005	23.695704	16.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.268238	8.620711	-6.99%	0
2019	9.251884	9.268238	0.18%	0
2018	9.243303	9.251884	0.09%	0
2017	9.234428	9.243303	0.10%	0
2016	9.134796	9.234428	1.09%	0
2015	9.720722	9.134796	-6.03%	0
2014	9.720720	9.720722	0.00%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.606209	12.888518	2.24%	0
2019	11.468346	12.606209	9.92%	0
2018	12.209111	11.468346	-6.07%	0
2017	10.991139	12.209111	11.08%	0
2016	10.726771	10.991139	2.46%	0
2015	11.598103	10.726771	-7.51%	0
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
66

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.017247	10.497927	4.80%	6,413
2019	9.373897	10.017247	6.86%	6,413
2018*	10.000000	9.373897	-6.26%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.708070	10.237654	5.46%	0
2019	9.414063	9.708070	3.12%	0
2018	10.100125	9.414063	-6.79%	0
2017	9.920214	10.100125	1.81%	0
2016	10.150643	9.920214	-2.27%	0
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	42.238197	52.816972	25.05%	0
2019	32.720398	42.238197	29.09%	0
2018	38.477207	32.720398	-14.96%	0
2017	28.741356	38.477207	33.87%	0
2016	29.312792	28.741356	-1.95%	0
2015	28.792754	29.312792	1.81%	0
2014	28.729856	28.792754	0.22%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.552241	37.460097	11.65%	0
2019	25.935771	33.552241	29.37%	0
2018	28.741244	25.935771	-9.76%	0
2017	25.092208	28.741244	14.54%	217
2016	22.957060	25.092208	9.30%	210
2015	22.673431	22.957060	1.25%	185
2014	20.913854	22.673431	8.41%	152
2013	16.203001	20.913854	29.07%	0
2012	14.150389	16.203001	14.51%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.055339	17.175832	6.98%	0
2019	13.075781	16.055339	22.79%	0
2018	15.064278	13.075781	-13.20%	0
2017	13.379123	15.064278	12.60%	0
2016	12.039022	13.379123	11.13%	0
2015	12.807989	12.039022	-6.00%	0
2014	12.520708	12.807989	2.29%	0
2013	9.925045	12.520708	26.15%	0
2012*	10.000000	9.925045	-0.75%	0
67

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.576087	52.369223	17.48%	0
2019	35.988124	44.576087	23.86%	0
2018	40.969357	35.988124	-12.16%	0
2017	36.623622	40.969357	11.87%	0
2016	31.692282	36.623622	15.56%	0
2015	34.367562	31.692282	-7.78%	0
2014	31.344434	34.367562	9.64%	0
2013	22.697960	31.344434	38.09%	0
2012	19.643856	22.697960	15.55%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.733797	12.758573	18.86%	0
2019	8.542677	10.733797	25.65%	0
2018	10.814716	8.542677	-21.01%	0
2017	8.709183	10.814716	24.18%	352
2016	9.115919	8.709183	-4.46%	327
2015	9.003381	9.115919	1.25%	276
2014*	10.000000	9.003381	-9.97%	228
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.081211	19.101613	11.83%	0
2019	14.283587	17.081211	19.59%	0
2018	15.383644	14.283587	-7.15%	0
2017	13.244589	15.383644	16.15%	0
2016	13.842199	13.244589	-4.32%	0
2015	15.379658	13.842199	-10.00%	0
2014	16.532075	15.379658	-6.97%	0
2013	13.453793	16.532075	22.88%	0
2012	11.496395	13.453793	17.03%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.480882	14.036190	4.12%	371
2019	12.346098	13.480882	9.19%	360
2018	12.845318	12.346098	-3.89%	345
2017	12.261216	12.845318	4.76%	352
2016	10.745898	12.261216	14.10%	0
2015	11.704252	10.745898	-8.19%	0
2014	11.696013	11.704252	0.07%	0
2013	10.778669	11.696013	8.51%	0
2012*	10.000000	10.778669	7.79%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.662271	31.696663	46.32%	8,194
2019	15.991822	21.662271	35.46%	8,230
2018	16.296147	15.991822	-1.87%	6,724
2017	13.076772	16.296147	24.62%	0
2016	12.548403	13.076772	4.21%	0
2015	13.562370	12.548403	-7.48%	0
2014	12.803416	13.562370	5.93%	0
2013	10.034030	12.803416	27.60%	0
2012*	10.000000	10.034030	0.34%	0
68

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.336057	11.190551	8.27%	465
2019	9.631895	10.336057	7.31%	469
2018	9.937263	9.631895	-3.07%	442
2017	9.790637	9.937263	1.50%	455
2016	9.752917	9.790637	0.39%	0
2015*	10.000000	9.752917	-2.47%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	53.845491	73.517302	36.53%	0
2019	40.066847	53.845491	34.39%	0
2018	40.115966	40.066847	-0.12%	0
2017	31.423185	40.115966	27.66%	0
2016	31.387885	31.423185	0.11%	0
2015	28.554535	31.387885	9.92%	0
2014	26.807892	28.554535	6.52%	0
2013	20.857130	26.807892	28.53%	0
2012	17.148792	20.857130	21.62%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.650916	48.329384	48.02%	5,587
2019	22.959068	32.650916	42.21%	5,622
2018	23.171680	22.959068	-0.92%	4,549
2017	16.282025	23.171680	42.31%	240
2016	14.562470	16.282025	11.81%	0
2015	14.171067	14.562470	2.76%	0
2014	13.197181	14.171067	7.38%	0
2013	9.926040	13.197181	32.96%	0
2012*	10.000000	9.926040	-0.74%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	31.076609	35.406798	13.93%	0
2019	24.975939	31.076609	24.43%	0
2018	29.973501	24.975939	-16.67%	0
2017	23.333363	29.973501	28.46%	0
2016	25.468241	23.333363	-8.38%	0
2015	28.439244	25.468241	-10.45%	0
2014	32.947947	28.439244	-13.68%	0
2013	29.358871	32.947947	12.22%	0
2012	26.416467	29.358871	11.14%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.943309	10.514403	5.74%	0
2019*	10.000000	9.943309	-0.57%	0
69

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.961986	9.657878	-3.05%	0
2019	8.586768	9.961986	16.02%	0
2018	10.737720	8.586768	-20.03%	0
2017	8.553702	10.737720	25.53%	0
2016	7.211469	8.553702	18.61%	0
2015	9.186139	7.211469	-21.50%	0
2014	9.809448	9.186139	-6.35%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.490337	11.066610	5.49%	0
2019	9.853909	10.490337	6.46%	0
2018	10.139627	9.853909	-2.82%	0
2017	9.940871	10.139627	2.00%	0
2016*	10.000000	9.940871	-0.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.899032	31.308164	42.97%	3,693
2019	15.785058	21.899032	38.73%	3,693
2018	16.357001	15.785058	-3.50%	2,139
2017	13.184204	16.357001	24.07%	0
2016	12.339473	13.184204	6.85%	0
2015	12.841227	12.339473	-3.91%	0
2014	14.136092	12.841227	-9.16%	0
2013	10.193457	14.136092	38.68%	0
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.577449	38.089345	1.36%	537
2019	29.547817	37.577449	27.18%	0
2018	33.569344	29.547817	-11.98%	0
2017	29.129303	33.569344	15.24%	209
2016	26.070291	29.129303	11.73%	227
2015	26.798471	26.070291	-2.72%	246
2014	24.763227	26.798471	8.22%	251
2013	18.597094	24.763227	33.16%	0
2012	16.343084	18.597094	13.79%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.821181	12.273586	13.42%	0
2019*	10.000000	10.821181	8.21%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.238859	25.070997	18.04%	520
2019	17.212559	21.238859	23.39%	590
2018	19.418232	17.212559	-11.36%	649
2017	15.591488	19.418232	24.54%	0
2016	15.289156	15.591488	1.98%	0
2015	14.643868	15.289156	4.41%	0
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	0
70

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.277498	32.77%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.588941	35.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.617665	11.244704	-3.21%	0
2019	9.252237	11.617665	25.57%	0
2018	10.229866	9.252237	-9.56%	0
2017	9.255767	10.229866	10.52%	0
2016	8.197927	9.255767	12.90%	0
2015*	10.000000	8.197927	-18.02%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.958969	23.491407	12.08%	0
2019	17.212001	20.958969	21.77%	0
2018	18.885589	17.212001	-8.86%	0
2017	16.363969	18.885589	15.41%	0
2016	15.011228	16.363969	9.01%	0
2015	16.466602	15.011228	-8.84%	0
2014	17.121874	16.466602	-3.83%	0
2013	13.216730	17.121874	29.55%	0
2012	10.976031	13.216730	20.41%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.885337	19.076098	48.05%	0
2019	9.877822	12.885337	30.45%	0
2018	12.072433	9.877822	-18.18%	0
2017	9.792425	12.072433	23.28%	316
2016	10.224146	9.792425	-4.22%	294
2015	10.480173	10.224146	-2.44%	247
2014	10.818565	10.480173	-3.13%	195
2013	9.098988	10.818565	18.90%	0
2012	8.021231	9.098988	13.44%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.767008	20.640261	9.98%	76,410
2019	15.822616	18.767008	18.61%	65,260
2018	16.958699	15.822616	-6.70%	98,978
2017	14.913334	16.958699	13.72%	117,343
2016	13.932083	14.913334	7.04%	108,688
2015	14.049200	13.932083	-0.83%	88,869
2014	13.626690	14.049200	3.10%	61,177
2013	11.255546	13.626690	21.07%	9,799
2012	9.905519	11.255546	13.63%	6,322
71

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.733282	12.582815	7.24%	77,694
2019	10.963463	11.733282	7.02%	60,695
2018	11.286691	10.963463	-2.86%	114,628
2017	11.135357	11.286691	1.36%	129,824
2016	11.046140	11.135357	0.81%	134,957
2015	11.274673	11.046140	-2.03%	106,714
2014	10.936849	11.274673	3.09%	69,824
2013	11.431553	10.936849	-4.33%	11,649
2012	11.090766	11.431553	3.07%	6,154
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.158395	29.548258	27.59%	1,274
2019	17.497414	23.158395	32.35%	1,057
2018	19.673801	17.497414	-11.06%	1,150
2017	15.296414	19.673801	28.62%	832
2016	15.546905	15.296414	-1.61%	319
2015	14.859628	15.546905	4.63%	332
2014	14.859259	14.859628	0.00%	347
2013	11.762560	14.859259	26.33%	0
2012	9.811580	11.762560	19.88%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.913830	37.064695	48.77%	5,167
2019	19.472884	24.913830	27.94%	4,806
2018	19.962916	19.472884	-2.45%	3,540
2017	15.906207	19.962916	25.50%	1,096
2016	14.850890	15.906207	7.11%	0
2015	14.209820	14.850890	4.51%	0
2014	13.390128	14.209820	6.12%	0
2013	10.520324	13.390128	27.28%	0
2012	9.125578	10.520324	15.28%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.929193	22.129910	11.04%	148,474
2019	16.149392	19.929193	23.41%	142,138
2018	16.814519	16.149392	-3.96%	176,104
2017	14.042646	16.814519	19.74%	193,837
2016	12.872147	14.042646	9.09%	118,681
2015	12.967199	12.872147	-0.73%	96,395
2014	11.979667	12.967199	8.24%	65,523
2013	9.174469	11.979667	30.58%	11,743
2012	7.981188	9.174469	14.95%	8,015
72

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.106016	16.458231	2.19%	0
2019	15.023749	16.106016	7.20%	0
2018	15.668083	15.023749	-4.11%	0
2017	15.004468	15.668083	4.42%	788
2016	14.062748	15.004468	6.70%	660
2015	14.746764	14.062748	-4.64%	569
2014	14.455656	14.746764	2.01%	460
2013	14.888032	14.455656	-2.90%	0
2012	13.506993	14.888032	10.22%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.760327	36.485462	8.07%	0
2019	26.645864	33.760327	26.70%	0
2018	27.212555	26.645864	-2.08%	0
2017	23.044474	27.212555	18.09%	0
2016	21.110203	23.044474	9.16%	0
2015	21.355817	21.110203	-1.15%	0
2014	19.449084	21.355817	9.80%	0
2013	15.142923	19.449084	28.44%	0
2012	13.545453	15.142923	11.79%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.405820	33.902617	1.49%	1,950
2019	26.784636	33.405820	24.72%	1,951
2018	29.477479	26.784636	-9.14%	2,081
2017	25.504808	29.477479	15.58%	2,306
2016	22.089138	25.504808	15.46%	0
2015	24.061860	22.089138	-8.20%	0
2014	22.494948	24.061860	6.97%	0
2013	16.930563	22.494948	32.87%	0
2012	14.590393	16.930563	16.04%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.044939	12.423932	12.49%	4,885
2019	9.784987	11.044939	12.88%	12,521
2018	10.887679	9.784987	-10.13%	12,686
2017	9.361049	10.887679	16.31%	12,792
2016	9.256799	9.361049	1.13%	7,100
2015*	10.000000	9.256799	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.997855	17.682992	10.53%	0
2019	13.142161	15.997855	21.73%	0
2018	14.995855	13.142161	-12.36%	0
2017	12.746293	14.995855	17.65%	0
2016	11.977516	12.746293	6.42%	0
2015	12.414823	11.977516	-3.52%	0
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
73

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.356659	15.462973	7.71%	6,654
2019	12.583824	14.356659	14.09%	9,211
2018	13.667802	12.583824	-7.93%	10,297
2017	12.420720	13.667802	10.04%	7,629
2016	11.919670	12.420720	4.20%	20,720
2015	12.268131	11.919670	-2.84%	22,186
2014	11.978252	12.268131	2.42%	21,420
2013	10.638464	11.978252	12.59%	7,146
2012	9.754944	10.638464	9.06%	4,717
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.461275	16.924006	9.46%	0
2019	13.094312	15.461275	18.08%	0
2018	14.520578	13.094312	-9.82%	0
2017	12.767894	14.520578	13.73%	0
2016	12.114297	12.767894	5.40%	0
2015	12.502492	12.114297	-3.10%	0
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	0
2012	9.152368	10.213369	11.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.573795	13.285016	5.66%	0
2019	11.569699	12.573795	8.68%	3,781
2018	12.098134	11.569699	-4.37%	13,978
2017	11.582781	12.098134	4.45%	14,454
2016	11.274425	11.582781	2.74%	15,141
2015	11.565966	11.274425	-2.52%	1,903
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.144231	12.526887	3.15%	0
2019	10.862112	12.144231	11.80%	8,659
2018	11.896590	10.862112	-8.70%	19,880
2017	10.555420	11.896590	12.71%	26,372
2016	10.182550	10.555420	3.66%	26,837
2015	10.834446	10.182550	-6.02%	16,759
2014	10.789190	10.834446	0.42%	5,316
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.633881	13.319538	5.43%	11,718
2019	11.147089	12.633881	13.34%	27,178
2018	12.216704	11.147089	-8.76%	38,279
2017	10.561046	12.216704	15.68%	102,203
2016	10.125079	10.561046	4.31%	179,462
2015	10.839288	10.125079	-6.59%	169,702
2014	10.927239	10.839288	-0.80%	160,741
2013*	10.000000	10.927239	9.27%	96,904
74

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.957610	16.258524	8.70%	0
2019	12.892479	14.957610	16.02%	0
2018	14.131604	12.892479	-8.77%	0
2017	12.626111	14.131604	11.92%	0
2016	12.045159	12.626111	4.82%	5,751
2015	12.398112	12.045159	-2.85%	5,832
2014	12.073604	12.398112	2.69%	5,909
2013	10.436655	12.073604	15.68%	2,315
2012	9.458397	10.436655	10.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.715446	17.324637	10.24%	0
2019	13.092817	15.715446	20.03%	1,548
2018	14.734467	13.092817	-11.14%	1,602
2017	12.707562	14.734467	15.95%	1,888
2016	12.026843	12.707562	5.66%	2,284
2015	12.434795	12.026843	-3.28%	0
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.852834	14.835331	7.09%	0
2019	12.341675	13.852834	12.24%	9,573
2018	13.197817	12.341675	-6.49%	10,021
2017	12.230031	13.197817	7.91%	10,144
2016	11.748907	12.230031	4.10%	18,506
2015	12.093095	11.748907	-2.85%	8,519
2014	11.831755	12.093095	2.21%	8,622
2013	10.831315	11.831755	9.24%	7,145
2012	10.023566	10.831315	8.06%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.916565	15.406803	3.29%	0
2019	13.503815	14.916565	10.46%	0
2018	16.312102	13.503815	-17.22%	0
2017	13.535236	16.312102	20.52%	596
2016	13.630656	13.535236	-0.70%	660
2015	14.444317	13.630656	-5.63%	633
2014	16.013771	14.444317	-9.80%	585
2013	13.578670	16.013771	17.93%	0
2012	11.565412	13.578670	17.41%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.738116	17.38%	0
75

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.747025	13.365319	4.85%	921
2019	11.942017	12.747025	6.74%	1,022
2018	12.246366	11.942017	-2.49%	0
2017	11.969939	12.246366	2.31%	805
2016	11.607737	11.969939	3.12%	658
2015	11.925518	11.607737	-2.66%	551
2014	11.601293	11.925518	2.79%	460
2013	12.070883	11.601293	-3.89%	0
2012	11.436873	12.070883	5.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.595917	14.558169	7.08%	0
2019	12.633130	13.595917	7.62%	0
2018	13.055746	12.633130	-3.24%	0
2017	12.811782	13.055746	1.90%	0
2016	12.624814	12.811782	1.48%	0
2015	12.923071	12.624814	-2.31%	0
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.530057	10.727480	1.87%	0
2019	10.060491	10.530057	4.67%	0
2018*	10.000000	10.060491	0.60%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.391851	38.162354	10.96%	0
2019	28.551089	34.391851	20.46%	0
2018	35.312041	28.551089	-19.15%	0
2017	25.461436	35.312041	38.69%	0
2016	24.122786	25.461436	5.55%	0
2015	29.325680	24.122786	-17.74%	0
2014	31.678628	29.325680	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.480985	24.445370	4.11%	0
2019	20.839461	23.480985	12.68%	0
2018	21.879756	20.839461	-4.75%	0
2017	20.869521	21.879756	4.84%	0
2016	18.615655	20.869521	12.11%	0
2015	19.464422	18.615655	-4.36%	0
2014	19.328266	19.464422	0.70%	0
76

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.433191	12.952086	4.17%	401
2019	11.914033	12.433191	4.36%	391
2018	12.139454	11.914033	-1.86%	357
2017	12.108969	12.139454	0.25%	373
2016	12.239542	12.108969	-1.07%	0
2015	12.477473	12.239542	-1.91%	0
2014	12.150998	12.477473	2.69%	0
2013	12.896769	12.150998	-5.78%	0
2012	12.744186	12.896769	1.20%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.871680	8.733202	-1.56%	168,806
2019	8.876176	8.871680	-0.05%	168,806
2018	8.915789	8.876176	-0.44%	168,806
2017	9.040660	8.915789	-1.38%	168,806
2016	9.205216	9.040660	-1.79%	0
2015	9.373944	9.205216	-1.80%	0
2014	9.545767	9.373944	-1.80%	0
2013	9.720735	9.545767	-1.80%	0
2012	9.899405	9.720735	-1.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.892559	10.461052	5.75%	0
2019	8.471607	9.892559	16.77%	0
2018	10.126828	8.471607	-16.34%	0
2017	8.114806	10.126828	24.79%	0
2016	8.211100	8.114806	-1.17%	0
2015	8.639911	8.211100	-4.96%	0
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.043466	11.617596	5.20%	901
2019	9.278618	11.043466	19.02%	0
2018	11.004233	9.278618	-15.68%	0
2017	9.003411	11.004233	22.22%	0
2016	9.120290	9.003411	-1.28%	0
2015	9.418303	9.120290	-3.16%	0
2014	10.223577	9.418303	-7.88%	0
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
77

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	30.961142	34.300572	10.79%	0
2019	25.481350	30.961142	21.51%	0
2018	28.472311	25.481350	-10.50%	0
2017	24.480921	28.472311	16.30%	0
2016	22.772343	24.480921	7.50%	0
2015	23.423588	22.772343	-2.78%	0
2014	22.720264	23.423588	3.10%	0
2013	18.182340	22.720264	24.96%	0
2012	15.975717	18.182340	13.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.842616	19.169589	7.44%	7,626
2019	15.752948	17.842616	13.27%	8,435
2018	16.861001	15.752948	-6.57%	11,816
2017	15.449516	16.861001	9.14%	9,649
2016	14.799176	15.449516	4.39%	9,772
2015	15.096673	14.799176	-1.97%	35,492
2014	14.699388	15.096673	2.70%	31,815
2013	13.197182	14.699388	11.38%	28,207
2012	12.286428	13.197182	7.41%	9,755
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.735849	23.824654	9.61%	0
2019	18.454344	21.735849	17.78%	0
2018	20.094807	18.454344	-8.16%	0
2017	17.822756	20.094807	12.75%	0
2016	16.844848	17.822756	5.81%	0
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.744791	15.451717	4.79%	0
2019	13.708248	14.744791	7.56%	10,329
2018	14.217303	13.708248	-3.58%	18,931
2017	13.698722	14.217303	3.79%	19,183
2016	13.378693	13.698722	2.39%	27,747
2015	13.587950	13.378693	-1.54%	41,839
2014	13.318874	13.587950	2.02%	40,762
2013	12.937881	13.318874	2.94%	47,863
2012	12.527245	12.937881	3.28%	0
78

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.141122	12.466281	2.68%	0
2019	10.941450	12.141122	10.96%	15,159
2018	11.807374	10.941450	-7.33%	40,015
2017	10.543781	11.807374	11.98%	70,005
2016	10.156788	10.543781	3.81%	67,278
2015	10.689448	10.156788	-4.98%	43,513
2014	10.624476	10.689448	0.61%	22,493
2013*	10.000000	10.624476	6.24%	1,300
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.713068	13.274242	4.41%	6,508
2019	11.233201	12.713068	13.17%	11,101
2018	12.177545	11.233201	-7.75%	22,281
2017	10.601725	12.177545	14.86%	41,721
2016	10.093899	10.601725	5.03%	37,870
2015	10.702217	10.093899	-5.68%	29,662
2014	10.712665	10.702217	-0.10%	18,701
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.869302	24.780848	8.36%	0
2019	19.778720	22.869302	15.63%	0
2018	21.356379	19.778720	-7.39%	0
2017	19.257328	21.356379	10.90%	0
2016	18.302010	19.257328	5.22%	22,789
2015	18.700084	18.302010	-2.13%	22,876
2014	18.104816	18.700084	3.29%	24,468
2013	15.808117	18.104816	14.53%	23,673
2012	14.527801	15.808117	8.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.664344	30.515698	10.31%	0
2019	23.123863	27.664344	19.64%	0
2018	25.522175	23.123863	-9.40%	0
2017	22.273646	25.522175	14.58%	0
2016	20.907507	22.273646	6.53%	0
2015	21.447290	20.907507	-2.52%	0
2014	20.808912	21.447290	3.07%	0
2013	17.315454	20.808912	20.18%	0
2012	15.500648	17.315454	11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.669960	19.901954	6.60%	16,259
2019	16.753283	18.669960	11.44%	22,295
2018	17.723504	16.753283	-5.47%	6,108
2017	16.525257	17.723504	7.25%	6,180
2016	15.919441	16.525257	3.81%	6,251
2015	16.216208	15.919441	-1.83%	0
2014	15.766218	16.216208	2.85%	0
2013	14.530234	15.766218	8.51%	0
2012	13.696059	14.530234	6.09%	0
79

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.438107	10.980528	5.20%	0
2019*	10.000000	10.438107	4.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.737929	12.206524	13.68%	0
2019*	10.000000	10.737929	7.38%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.078376	10.046376	-0.32%	0
2019*	10.000000	10.078376	0.78%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.953009	13.551898	23.73%	0
2019*	10.000000	10.953009	9.53%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.966836	28.024947	27.58%	1,350
2019	17.178367	21.966836	27.87%	1,350
2018	18.101566	17.178367	-5.10%	1,350
2017	14.191906	18.101566	27.55%	436
2016	14.169339	14.191906	0.16%	425
2015	13.991194	14.169339	1.27%	358
2014	12.934965	13.991194	8.17%	296
2013	9.799546	12.934965	32.00%	0
2012	8.592706	9.799546	14.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.796492	13.457322	5.16%	41,957
2019	10.953211	12.796492	16.83%	50,513
2018	11.720081	10.953211	-6.54%	34,594
2017	10.152240	11.720081	15.44%	38,246
2016	9.523759	10.152240	6.60%	38,509
2015	9.921279	9.523759	-4.01%	27,305
2014*	10.000000	9.921279	-0.79%	22,513
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.724636	15.469059	5.06%	0
2019	12.292316	14.724636	19.79%	0
2018	12.849790	12.292316	-4.34%	0
2017	10.751822	12.849790	19.51%	0
2016	9.948971	10.751822	8.07%	0
2015	10.117028	9.948971	-1.66%	0
2014*	10.000000	10.117028	1.17%	0
80

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.058111	43.133788	16.39%	536
2019	27.478699	37.058111	34.86%	557
2018	28.423199	27.478699	-3.32%	578
2017	22.777133	28.423199	24.79%	0
2016	22.447233	22.777133	1.47%	0
2015	21.807049	22.447233	2.94%	0
2014	20.455327	21.807049	6.61%	0
2013	15.284154	20.455327	33.83%	0
2012	13.143632	15.284154	16.29%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.589172	28.465716	-0.43%	0
2019	22.981168	28.589172	24.40%	497
2018	25.853278	22.981168	-11.11%	503
2017	24.277290	25.853278	6.49%	0
2016	20.564449	24.277290	18.05%	0
2015	21.914860	20.564449	-6.16%	0
2014	19.758272	21.914860	10.91%	0
2013	15.280576	19.758272	29.30%	0
2012	13.597116	15.280576	12.38%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.785621	17.86%	1,337
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	45.264051	50.278839	11.08%	929
2019	36.683762	45.264051	23.39%	733
2018	42.159701	36.683762	-12.99%	711
2017	37.079358	42.159701	13.70%	724
2016	31.388512	37.079358	18.13%	0
2015	32.794989	31.388512	-4.29%	0
2014	30.520937	32.794989	7.45%	0
2013	23.360061	30.520937	30.65%	0
2012	20.250791	23.360061	15.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.529144	20.899577	-2.92%	0
2019	17.702399	21.529144	21.62%	0
2018	20.759846	17.702399	-14.73%	0
2017	18.569436	20.759846	11.80%	789
2016	16.079785	18.569436	15.48%	805
2015	16.861109	16.079785	-4.63%	826
2014	14.672824	16.861109	14.91%	819
2013	11.012612	14.672824	33.24%	0
2012	9.639322	11.012612	14.25%	0
81

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.416182	46.109935	37.99%	0
2019	25.136176	33.416182	32.94%	0
2018	27.891316	25.136176	-9.88%	0
2017	22.785227	27.891316	22.41%	0
2016	21.471510	22.785227	6.12%	0
2015	21.749917	21.471510	-1.28%	0
2014	21.600360	21.749917	0.69%	0
2013	15.280298	21.600360	41.36%	0
2012	13.759512	15.280298	11.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	37.618705	38.770615	3.06%	0
2019	32.275571	37.618705	16.55%	0
2018	39.662268	32.275571	-18.62%	0
2017	37.136550	39.662268	6.80%	69
2016	30.104323	37.136550	23.36%	77
2015	32.713688	30.104323	-7.98%	83
2014	31.202424	32.713688	4.84%	86
2013	22.691833	31.202424	37.51%	0
2012	19.208436	22.691833	18.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	39.152336	47.043084	20.15%	0
2019	31.805962	39.152336	23.10%	0
2018	37.161708	31.805962	-14.41%	0
2017	33.428583	37.161708	11.17%	0
2016	27.777485	33.428583	20.34%	0
2015	28.833128	27.777485	-3.66%	0
2014	29.199343	28.833128	-1.25%	0
2013	21.155476	29.199343	38.02%	0
2012	18.697175	21.155476	13.15%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.786584	22.034253	11.36%	1,134
2019	15.730962	19.786584	25.78%	1,191
2018	16.865530	15.730962	-6.73%	1,255
2017	13.765398	16.865530	22.52%	1,321
2016	12.345047	13.765398	11.51%	0
2015	12.723102	12.345047	-2.97%	0
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	0
2012	7.518932	8.626280	14.73%	0
82

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.588120	22.914069	11.30%	2,861
2019	16.633123	20.588120	23.78%	2,861
2018	17.997105	16.633123	-7.58%	2,861
2017	15.482809	17.997105	16.24%	0
2016	14.318384	15.482809	8.13%	0
2015	14.642117	14.318384	-2.21%	0
2014	13.492474	14.642117	8.52%	0
2013	9.916587	13.492474	36.06%	0
2012	9.066692	9.916587	9.37%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.805169	15.562332	-7.40%	376
2019	13.119037	16.805169	28.10%	418
2018	13.925887	13.119037	-5.79%	0
2017	13.359676	13.925887	4.24%	0
2016	12.692848	13.359676	5.25%	0
2015	13.701058	12.692848	-7.36%	0
2014	10.848682	13.701058	26.29%	0
2013	10.757084	10.848682	0.85%	0
2012	9.477882	10.757084	13.50%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.058297	23.213475	15.73%	23,289
2019	15.611411	20.058297	28.48%	23,733
2018	16.713738	15.611411	-6.60%	9,194
2017	14.039385	16.713738	19.05%	4,935
2016	12.833474	14.039385	9.40%	2,028
2015	12.946640	12.833474	-0.87%	2,040
2014	11.659226	12.946640	11.04%	2,040
2013*	10.000000	11.659226	16.59%	1,969
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.136915	10.236356	0.98%	0
2019	9.917375	10.136915	2.21%	0
2018	10.017986	9.917375	-1.00%	0
2017	10.042521	10.017986	-0.24%	2,691
2016	9.977485	10.042521	0.65%	2,359
2015	10.195152	9.977485	-2.14%	2,096
2014	10.331000	10.195152	-1.31%	1,960
2013	10.509297	10.331000	-1.70%	0
2012	10.338148	10.509297	1.66%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.080887	20.013853	17.17%	2,280
2019	13.919605	17.080887	22.71%	1,928
2018	15.990104	13.919605	-12.95%	1,888
2017	14.260108	15.990104	12.13%	1,984
2016	12.013426	14.260108	18.70%	0
2015	12.861546	12.013426	-6.59%	0
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0
83

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.944380	34.586789	57.61%	0
2019	16.330681	21.944380	34.38%	0
2018	17.892890	16.330681	-8.73%	0
2017	14.287537	17.892890	25.23%	0
2016	13.718002	14.287537	4.15%	0
2015	14.017936	13.718002	-2.14%	0
2014	13.762966	14.017936	1.85%	0
2013	10.111494	13.762966	36.11%	0
2012	8.981908	10.111494	12.58%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.699404	12.116344	3.56%	0
2019	10.434749	11.699404	12.12%	0
2018	11.354677	10.434749	-8.10%	0
2017	10.488150	11.354677	8.26%	0
2016	10.092917	10.488150	3.92%	0
2015	10.792691	10.092917	-6.48%	0
2014	10.702594	10.792691	0.84%	0
2013	10.141560	10.702594	5.53%	0
2012*	10.000000	10.141560	1.42%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.497191	12.867460	2.96%	0
2019	10.910658	12.497191	14.54%	0
2018	12.222457	10.910658	-10.73%	0
2017	10.607070	12.222457	15.23%	0
2016	10.271796	10.607070	3.26%	0
2015	11.542673	10.271796	-11.01%	0
2014	11.651257	11.542673	-0.93%	0
2013	10.260252	11.651257	13.56%	0
2012*	10.000000	10.260252	2.60%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.480429	12.933566	3.63%	0
2019	10.967302	12.480429	13.80%	0
2018	12.090156	10.967302	-9.29%	0
2017	10.835707	12.090156	11.58%	0
2016	10.424473	10.835707	3.94%	0
2015	11.374519	10.424473	-8.35%	0
2014	11.300676	11.374519	0.65%	0
2013	10.277897	11.300676	9.95%	0
2012*	10.000000	10.277897	2.78%	0
84

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.517301	12.204389	5.97%	0
2019	10.495812	11.517301	9.73%	0
2018	11.305064	10.495812	-7.16%	0
2017	10.153309	11.305064	11.34%	0
2016	9.157129	10.153309	10.88%	0
2015	10.268491	9.157129	-10.82%	0
2014	10.409361	10.268491	-1.35%	0
2013	10.588592	10.409361	-1.69%	0
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.986182	11.498286	4.66%	0
2019	9.757791	10.986182	12.59%	0
2018	10.441497	9.757791	-6.55%	0
2017	9.685138	10.441497	7.81%	0
2016	8.711155	9.685138	11.18%	0
2015	9.085729	8.711155	-4.12%	0
2014	9.124117	9.085729	-0.42%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.461093	12.454804	8.67%	0
2019	10.916043	11.461093	4.99%	0
2018	11.589335	10.916043	-5.81%	0
2017	10.657165	11.589335	8.75%	0
2016	10.545781	10.657165	1.06%	0
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.004618	11.118804	1.04%	12,717
2019	10.783224	11.004618	2.05%	7,222
2018	10.955988	10.783224	-1.58%	1,510
2017	11.018280	10.955988	-0.57%	2,705
2016	11.075154	11.018280	-0.51%	2,384
2015	11.254659	11.075154	-1.59%	2,119
2014	11.375834	11.254659	-1.07%	2,000
2013	11.611314	11.375834	-2.03%	0
2012	11.181746	11.611314	3.84%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.171867	10.202569	0.30%	1,784
2019	10.086363	10.171867	0.85%	0
2018	10.127724	10.086363	-0.41%	0
2017	10.080478	10.127724	0.47%	0
2016*	10.000000	10.080478	0.80%	0
85

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.177377	11.912573	6.58%	527
2019	10.515040	11.177377	6.30%	585
2018	10.777277	10.515040	-2.43%	0
2017	10.469937	10.777277	2.94%	2,389
2016	10.392814	10.469937	0.74%	2,120
2015	10.547913	10.392814	-1.47%	1,943
2014	10.311521	10.547913	2.29%	1,852
2013	10.720627	10.311521	-3.82%	0
2012	9.970403	10.720627	7.52%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.845089	21.844976	10.08%	1,716
2019	16.147283	19.845089	22.90%	1,687
2018	20.331112	16.147283	-20.58%	1,642
2017	16.355298	20.331112	24.31%	1,464
2016	17.073155	16.355298	-4.20%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.458356	34.58%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.917736	13.421243	3.90%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.272859	53.662262	26.94%	1,151
2019	33.466303	42.272859	26.31%	1,169
2018	33.793616	33.466303	-0.97%	1,192
2017	27.030101	33.793616	25.02%	133
2016	30.827671	27.030101	-12.32%	0
2015	27.912004	30.827671	10.45%	0
2014	21.660182	27.912004	28.86%	0
2013	14.654528	21.660182	47.81%	0
2012	11.392176	14.654528	28.64%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.606623	6.542297	16.69%	0
2019	5.118416	5.606623	9.54%	0
2018	7.282798	5.118416	-29.72%	0
2017	7.565042	7.282798	-3.73%	0
2016	5.371409	7.565042	40.84%	0
2015	8.241290	5.371409	-34.82%	0
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.757934	10.400545	-3.32%	0
2019*	10.000000	10.757934	7.58%	0
86

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.493737	53.447007	54.95%	2,157
2019	28.139262	34.493737	22.58%	2,182
2018	28.287779	28.139262	-0.53%	2,210
2017	22.886613	28.287779	23.60%	859
2016	21.629384	22.886613	5.81%	285
2015	22.679656	21.629384	-4.63%	269
2014	23.537434	22.679656	-3.64%	246
2013	15.954536	23.537434	47.53%	0
2012	15.062138	15.954536	5.92%	0
87

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.744346	13.096535	2.76%	0
2019	11.284571	12.744346	12.94%	0
2018	12.429435	11.284571	-9.21%	0
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	4,096
2015	11.321262	10.950581	-3.27%	9,525
2014	11.085940	11.321262	2.12%	16,221
2013	10.106163	11.085940	9.69%	16,510
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.724162	8.738696	0.17%	0
2019	7.622428	8.724162	14.45%	0
2018*	10.000000	7.622428	-23.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.833289	40.228465	0.99%	0
2019	33.899403	39.833289	17.50%	0
2018	40.842478	33.899403	-17.00%	825
2017	36.928221	40.842478	10.60%	841
2016	30.193849	36.928221	22.30%	859
2015	32.670414	30.193849	-7.58%	876
2014	30.599720	32.670414	6.77%	0
2013	22.685955	30.599720	34.88%	0
2012	19.540947	22.685955	16.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.938252	13.890996	7.36%	0
2019	12.123040	12.938252	6.72%	0
2018	12.730673	12.123040	-4.77%	0
2017	12.529707	12.730673	1.60%	0
2016	12.247367	12.529707	2.31%	0
2015	12.813619	12.247367	-4.42%	0
2014	12.657454	12.813619	1.23%	0
2013	14.112464	12.657454	-10.31%	0
2012	13.410674	14.112464	5.23%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.244831	29.968889	-0.91%	55
2019	23.925278	30.244831	26.41%	55
2018	28.052720	23.925278	-14.71%	1,232
2017	25.678797	28.052720	9.24%	1,838
2016	21.350886	25.678797	20.27%	1,865
2015	22.136312	21.350886	-3.55%	2,943
2014	19.432451	22.136312	13.91%	581
2013	15.264684	19.432451	27.30%	0
2012	13.402114	15.264684	13.90%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	32.290733	31.907662	-1.19%	0
88

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.886236	15.446653	3.76%	0
2019	12.874475	14.886236	15.63%	0
2018	13.815036	12.874475	-6.81%	0
2017	12.278375	13.815036	12.52%	7,339
2016	11.678719	12.278375	5.13%	29,176
2015	12.046145	11.678719	-3.05%	22,531
2014	11.944556	12.046145	0.85%	21,339
2013	10.108080	11.944556	18.17%	9,866
2012*	10.000000	10.108080	1.08%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.405548	11.961227	4.87%	0
2019	10.132401	11.405548	12.57%	0
2018	10.647888	10.132401	-4.84%	0
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.303519	10.960092	6.37%	2,215
2019	9.632675	10.303519	6.96%	2,672
2018	9.901784	9.632675	-2.72%	6,512
2017	9.789438	9.901784	1.15%	6,203
2016	9.748940	9.789438	0.42%	3,646
2015*	10.000000	9.748940	-2.51%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.305438	14.519837	1.50%	0
2019	11.452398	14.305438	24.91%	0
2018	12.623683	11.452398	-9.28%	2,910
2017	11.057149	12.623683	14.17%	3,122
2016	9.721023	11.057149	13.74%	3,379
2015*	10.000000	9.721023	-2.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.934722	20.032977	18.30%	0
2019	14.674730	16.934722	15.40%	962
2018	16.204024	14.674730	-9.44%	2,794
2017	14.540489	16.204024	11.44%	9,645
2016	14.292562	14.540489	1.73%	33,235
2015	14.731757	14.292562	-2.98%	38,270
2014	14.747464	14.731757	-0.11%	39,675
2013	13.152347	14.747464	12.13%	37,777
2012	12.204946	13.152347	7.76%	0
89

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.790067	13.517649	5.69%	0
2019	10.889056	12.790067	17.46%	0
2018	13.180011	10.889056	-17.38%	1,494
2017	11.689956	13.180011	12.75%	1,494
2016	10.353854	11.689956	12.90%	1,494
2015	10.837883	10.353854	-4.47%	1,494
2014*	10.000000	10.837883	8.38%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	44.764187	48.535493	8.42%	0
2019	37.375521	44.764187	19.77%	0
2018	41.903939	37.375521	-10.81%	0
2017	38.038576	41.903939	10.16%	0
2016	30.870456	38.038576	23.22%	0
2015	32.251852	30.870456	-4.28%	0
2014	31.306695	32.251852	3.02%	0
2013	22.702082	31.306695	37.90%	0
2012	20.015618	22.702082	13.42%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.829589	41.332744	15.36%	0
2019	27.942438	35.829589	28.23%	0
2018	29.970971	27.942438	-6.77%	0
2017	25.229041	29.970971	18.80%	0
2016	23.099606	25.229041	9.22%	0
2015	23.368092	23.099606	-1.15%	0
2014	21.082293	23.368092	10.84%	0
2013	16.333683	21.082293	29.07%	0
2012	14.434186	16.333683	13.16%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.983659	38.672456	20.91%	0
2019	24.035824	31.983659	33.07%	0
2018	26.404696	24.035824	-8.97%	0
2017	21.212475	26.404696	24.48%	2,380
2016	20.109095	21.212475	5.49%	2,380
2015	21.091894	20.109095	-4.66%	2,380
2014	19.960095	21.091894	5.67%	2,380
2013	16.856739	19.960095	18.41%	0
2012	15.618215	16.856739	7.93%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.913224	11.369469	4.18%	0
2019	9.556868	10.913224	14.19%	0
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0
90

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.560320	15.875812	-4.13%	0
2019	13.230741	16.560320	25.17%	257
2018	16.256998	13.230741	-18.62%	243
2017	14.842606	16.256998	9.53%	238
2016	11.553198	14.842606	28.47%	257
2015	12.603502	11.553198	-8.33%	0
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.660617	10.656272	-0.04%	0
2019	10.159049	10.660617	4.94%	788
2018	10.376444	10.159049	-2.10%	788
2017	10.235288	10.376444	1.38%	875
2016	9.586053	10.235288	6.77%	0
2015	9.879704	9.586053	-2.97%	0
2014	10.023973	9.879704	-1.44%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.389400	13.325572	28.26%	163
2019	8.205835	10.389400	26.61%	163
2018*	10.000000	8.205835	-17.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.074299	18.781055	10.00%	0
2019	15.052050	17.074299	13.44%	0
2018	16.044753	15.052050	-6.19%	315
2017	14.513895	16.044753	10.55%	1,637
2016	14.073210	14.513895	3.13%	4,226
2015	14.437002	14.073210	-2.52%	78,016
2014	14.136329	14.437002	2.13%	77,977
2013	12.743149	14.136329	10.93%	76,535
2012	11.653935	12.743149	9.35%	7,176
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.653595	20.971727	12.43%	0
2019	15.877875	18.653595	17.48%	3,495
2018	17.252372	15.877875	-7.97%	3,495
2017	15.141326	17.252372	13.94%	3,883
2016	14.602141	15.141326	3.69%	11,449
2015	14.968878	14.602141	-2.45%	11,729
2014	14.603300	14.968878	2.50%	14,399
2013	12.886464	14.603300	13.32%	15,675
2012	11.629948	12.886464	10.80%	0
91

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.577169	23.521959	14.31%	0
2019	16.917783	20.577169	21.63%	3,411
2018	18.777519	16.917783	-9.90%	3,411
2017	15.874465	18.777519	18.29%	3,789
2016	15.226975	15.874465	4.25%	6,784
2015	15.620484	15.226975	-2.52%	1,499
2014	15.217470	15.620484	2.65%	0
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.461898	16.111920	19.69%	0
2019	11.067605	13.461898	21.63%	0
2018	11.819691	11.067605	-6.36%	0
2017	10.386296	11.819691	13.80%	3,748
2016*	10.000000	10.386296	3.86%	16,332
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	40.853763	52.141866	27.63%	0
2019	31.755775	40.853763	28.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.504535	8.224653	-34.23%	0
2019	11.618281	12.504535	7.63%	0
2018	15.760382	11.618281	-26.28%	574
2017	16.540153	15.760382	-4.71%	574
2016	12.641213	16.540153	30.84%	7,489
2015	16.277112	12.641213	-22.34%	9,000
2014	19.040356	16.277112	-14.51%	7,847
2013	15.650026	19.040356	21.66%	6,900
2012	15.248274	15.650026	2.63%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.000685	30.251095	4.31%	3,241
2019	23.281508	29.000685	24.57%	968
2018	25.977235	23.281508	-10.38%	2,762
2017	23.529291	25.977235	10.40%	3,704
2016	20.396102	23.529291	15.36%	2,736
2015	21.733564	20.396102	-6.15%	2,736
2014	20.443580	21.733564	6.31%	937
2013	16.319340	20.443580	25.27%	0
2012	14.226743	16.319340	14.71%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.486831	15.275221	5.44%	0
2019	11.399115	14.486831	27.09%	0
2018	12.810751	11.399115	-11.02%	0
2017	11.209326	12.810751	14.29%	3,056
2016*	10.000000	11.209326	12.09%	6,041
92

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	40.856461	57.477193	40.68%	2,708
2019	31.117489	40.856461	31.30%	785
2018	31.894091	31.117489	-2.43%	785
2017	24.138587	31.894091	32.13%	2,904
2016	24.495145	24.138587	-1.46%	2,552
2015	23.380750	24.495145	4.77%	2,518
2014	21.491087	23.380750	8.79%	2,533
2013	16.124534	21.491087	33.28%	456
2012	14.382815	16.124534	12.11%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.002087	14.979506	6.98%	0
2019	13.059648	14.002087	7.22%	0
2018	13.433386	13.059648	-2.78%	0
2017	13.180598	13.433386	1.92%	3,222
2016	12.872430	13.180598	2.39%	5,429
2015	13.247709	12.872430	-2.83%	0
2014	12.799039	13.247709	3.51%	0
2013	13.336017	12.799039	-4.03%	0
2012	12.886699	13.336017	3.49%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.826045	50.623537	15.51%	0
2019	36.307181	43.826045	20.71%	0
2018	43.475075	36.307181	-16.49%	771
2017	36.801640	43.475075	18.13%	786
2016	33.550316	36.801640	9.69%	1,102
2015	34.801933	33.550316	-3.60%	1,096
2014	33.492090	34.801933	3.91%	287
2013	25.152950	33.492090	33.15%	297
2012	22.404753	25.152950	12.27%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.828901	29.193595	13.03%	90
2019	20.671191	25.828901	24.95%	90
2018	24.835075	20.671191	-16.77%	481
2017	19.494328	24.835075	27.40%	481
2016	20.997299	19.494328	-7.16%	806
2015	20.742119	20.997299	1.23%	753
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.295585	12.144731	-8.66%	0
2019	11.034557	13.295585	20.49%	0
2018	12.038159	11.034557	-8.34%	0
2017	11.836697	12.038159	1.70%	0
93

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.050825	15.386868	9.51%	0
2019	11.961986	14.050825	17.46%	577
2018	13.511207	11.961986	-11.47%	38,055
2017	12.311382	13.511207	9.75%	40,885
2016	11.099003	12.311382	10.92%	55,260
2015	12.075865	11.099003	-8.09%	59,107
2014	11.981099	12.075865	0.79%	24,556
2013	9.877544	11.981099	21.30%	19,539
2012	8.739564	9.877544	13.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.841619	16.619263	-1.32%	4,002
2019	14.807394	16.841619	13.74%	5,608
2018	15.790961	14.807394	-6.23%	9,336
2017	14.691182	15.790961	7.49%	9,644
2016	13.146530	14.691182	11.75%	26,066
2015	14.433032	13.146530	-8.91%	24,512
2014	14.077774	14.433032	2.52%	20,144
2013	12.607377	14.077774	11.66%	20,777
2012	11.420312	12.607377	10.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	40.568048	41.819589	3.09%	0
2019	32.763362	40.568048	23.82%	0
2018	38.377835	32.763362	-14.63%	0
2017	35.389190	38.377835	8.45%	0
2016	27.736252	35.389190	27.59%	0
2015	30.559886	27.736252	-9.24%	0
2014	31.006643	30.559886	-1.44%	0
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.143042	8.486936	-7.18%	0
2019	9.145540	9.143042	-0.03%	0
2018	9.155821	9.145540	-0.11%	0
2017	9.165653	9.155821	-0.11%	0
2016	9.085217	9.165653	0.89%	4,448
2015	9.687708	9.085217	-6.22%	4,483
2014	9.707479	9.687708	-0.20%	4,496
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.410716	12.662810	2.03%	0
2019	11.313530	12.410716	9.70%	0
2018	12.069031	11.313530	-6.26%	0
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
94

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.983224	10.440962	4.59%	0
2019	9.361117	9.983224	6.65%	0
2018*	10.000000	9.361117	-6.39%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.576973	10.078841	5.24%	0
2019	9.305889	9.576973	2.91%	0
2018	10.004560	9.305889	-6.98%	0
2017	9.846341	10.004560	1.61%	2,546
2016	10.095561	9.846341	-2.47%	2,546
2015	10.114593	10.095561	-0.19%	2,546
2014	9.861505	10.114593	2.57%	2,546
2013*	10.000000	9.861505	-1.38%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	40.809801	50.926926	24.79%	0
2019	31.678367	40.809801	28.83%	0
2018	37.328377	31.678367	-15.14%	0
2017	27.939897	37.328377	33.60%	0
2016	28.553403	27.939897	-2.15%	0
2015	28.104084	28.553403	1.60%	0
2014	28.099930	28.104084	0.01%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	32.417507	36.119468	11.42%	0
2019	25.109749	32.417507	29.10%	0
2018	27.883006	25.109749	-9.95%	0
2017	24.392445	27.883006	14.31%	1,138
2016	22.362245	24.392445	9.08%	1,679
2015	22.131050	22.362245	1.04%	1,656
2014	20.455224	22.131050	8.19%	1,671
2013	15.879991	20.455224	28.81%	585
2012	13.896643	15.879991	14.27%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.806325	16.874984	6.76%	0
2019	12.899256	15.806325	22.54%	0
2018	14.891438	12.899256	-13.38%	0
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
95

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	43.068547	50.495103	17.24%	0
2019	34.841975	43.068547	23.61%	145
2018	39.746044	34.841975	-12.34%	390
2017	35.602346	39.746044	11.64%	418
2016	30.871193	35.602346	15.33%	270
2015	33.545511	30.871193	-7.97%	283
2014	30.657127	33.545511	9.42%	0
2013	22.245507	30.657127	37.81%	0
2012	19.291662	22.245507	15.31%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.610462	12.586297	18.62%	205
2019	8.461748	10.610462	25.39%	959
2018	10.734262	8.461748	-21.17%	1,851
2017	8.661969	10.734262	23.92%	1,935
2016	9.084958	8.661969	-4.66%	892
2015	8.991116	9.084958	1.04%	892
2014*	10.000000	8.991116	-10.09%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.713738	18.652613	11.60%	0
2019	14.004804	16.713738	19.34%	0
2018	15.114357	14.004804	-7.34%	1,270
2017	13.039207	15.114357	15.91%	1,270
2016	13.655295	13.039207	-4.51%	10,675
2015	15.202990	13.655295	-10.18%	16,538
2014	16.375548	15.202990	-7.16%	15,818
2013	13.353591	16.375548	22.63%	22,826
2012	11.434104	13.353591	16.79%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.271857	13.790413	3.91%	0
2019	12.179463	13.271857	8.97%	298
2018	12.697952	12.179463	-4.08%	287
2017	12.145221	12.697952	4.55%	295
2016	10.665878	12.145221	13.87%	278
2015	11.640813	10.665878	-8.38%	0
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.326357	31.141672	46.02%	83
2019	15.775967	21.326357	35.18%	83
2018	16.109186	15.775967	-2.07%	0
2017	12.953034	16.109186	24.37%	1,202
2016	12.454962	12.953034	4.00%	2,366
2015	13.488862	12.454962	-7.66%	3,394
2014	12.760017	13.488862	5.71%	2,293
2013	10.020404	12.760017	27.34%	764
2012*	10.000000	10.020404	0.20%	0
96

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.238168	11.062005	8.05%	7,317
2019	9.560129	10.238168	7.09%	0
2018	9.883461	9.560129	-3.27%	0
2017	9.757441	9.883461	1.29%	0
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	52.024340	70.886282	36.26%	0
2019	38.790693	52.024340	34.12%	0
2018	38.917987	38.790693	-0.33%	0
2017	30.546790	38.917987	27.40%	627
2016	30.574576	30.546790	-0.09%	766
2015	27.871410	30.574576	9.70%	766
2014	26.219945	27.871410	6.30%	763
2013	20.441302	26.219945	28.27%	0
2012	16.841270	20.441302	21.38%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.144049	47.482344	47.72%	3,444
2019	22.648750	32.144049	41.92%	1,093
2018	22.905422	22.648750	-1.12%	1,093
2017	16.127631	22.905422	42.03%	1,093
2016	14.453724	16.127631	11.58%	0
2015	14.093946	14.453724	2.55%	2,498
2014	13.152135	14.093946	7.16%	2,084
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.025453	34.139484	13.70%	0
2019	24.180359	30.025453	24.17%	0
2018	29.078340	24.180359	-16.84%	0
2017	22.682524	29.078340	28.20%	0
2016	24.808265	22.682524	-8.57%	0
2015	27.758883	24.808265	-10.63%	0
2014	32.225426	27.758883	-13.86%	0
2013	28.773624	32.225426	12.00%	0
2012	25.942858	28.773624	10.91%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.938980	10.488419	5.53%	0
2019*	10.000000	9.938980	-0.61%	0
97

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.827439	9.508016	-3.25%	0
2019	8.488085	9.827439	15.78%	2,945
2018	10.636132	8.488085	-20.20%	4,602
2017	8.489993	10.636132	25.28%	4,602
2016	7.172301	8.489993	18.37%	7,527
2015	9.154931	7.172301	-21.66%	4,086
2014	9.796088	9.154931	-6.55%	2,388
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.412286	10.961902	5.28%	0
2019	9.800552	10.412286	6.24%	0
2018	10.105403	9.800552	-3.02%	0
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.559412	30.759930	42.68%	0
2019	15.571951	21.559412	38.45%	0
2018	16.169310	15.571951	-3.69%	0
2017	13.059430	16.169310	23.81%	0
2016	12.247576	13.059430	6.63%	0
2015	12.771610	12.247576	-4.10%	0
2014	14.088176	12.771610	-9.35%	0
2013	10.179611	14.088176	38.40%	0
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	36.306682	36.726277	1.16%	0
2019	28.606833	36.306682	26.92%	0
2018	32.567039	28.606833	-12.16%	1,452
2017	28.317038	32.567039	15.01%	1,524
2016	25.394899	28.317038	11.51%	1,602
2015	26.157500	25.394899	-2.92%	1,678
2014	24.220258	26.157500	8.00%	0
2013	18.226412	24.220258	32.89%	0
2012	16.050085	18.226412	13.56%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.806441	12.231914	13.19%	0
2019*	10.000000	10.806441	8.06%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.824608	24.531941	17.80%	0
2019	16.911259	20.824608	23.14%	0
2018	19.117508	16.911259	-11.54%	1,417
2017	15.381252	19.117508	24.29%	2,818
2016	15.113680	15.381252	1.77%	5,978
2015	14.505331	15.113680	4.19%	5,357
2014	14.635577	14.505331	-0.89%	3,656
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
98

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.259507	32.60%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.570536	35.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.507597	11.115468	-3.41%	0
2019	9.183280	11.507597	25.31%	0
2018	10.174484	9.183280	-9.74%	0
2017	9.224384	10.174484	10.30%	0
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.570985	23.009596	11.85%	0
2019	16.927855	20.570985	21.52%	0
2018	18.611963	16.927855	-9.05%	0
2017	16.159674	18.611963	15.18%	0
2016	14.853992	16.159674	8.79%	0
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.582429	18.589755	47.74%	0
2019	9.665295	12.582429	30.18%	0
2018	11.836961	9.665295	-18.35%	0
2017	9.620947	11.836961	23.03%	0
2016	10.065558	9.620947	-4.42%	0
2015	10.338679	10.065558	-2.64%	0
2014	10.694285	10.338679	-3.33%	0
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.251223	20.032111	9.76%	6,456
2019	15.419156	18.251223	18.37%	6,481
2018	16.560184	15.419156	-6.89%	11,737
2017	14.592513	16.560184	13.48%	12,981
2016	13.660106	14.592513	6.83%	26,167
2015	13.803048	13.660106	-1.04%	46,868
2014	13.415262	13.803048	2.89%	41,145
2013	11.103511	13.415262	20.82%	39,048
2012	9.791710	11.103511	13.40%	15,201
99

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.410890	12.212171	7.02%	4,077
2019	10.683982	11.410890	6.80%	29,983
2018	11.021538	10.683982	-3.06%	39,359
2017	10.895891	11.021538	1.15%	39,440
2016	10.830583	10.895891	0.60%	42,483
2015	11.077207	10.830583	-2.23%	44,410
2014	10.767219	11.077207	2.88%	35,708
2013	11.277224	10.767219	-4.52%	32,643
2012	10.963430	11.277224	2.86%	14,752
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.521887	28.677626	27.33%	2,515
2019	17.051206	22.521887	32.08%	927
2018	19.211474	17.051206	-11.24%	966
2017	14.967326	19.211474	28.36%	955
2016	15.243379	14.967326	-1.81%	868
2015	14.599258	15.243379	4.41%	0
2014	14.628691	14.599258	-0.20%	0
2013	11.603661	14.628691	26.07%	0
2012	9.698831	11.603661	19.64%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.229146	35.972758	48.47%	0
2019	18.976362	24.229146	27.68%	356
2018	19.493829	18.976362	-2.65%	1,004
2017	15.564017	19.493829	25.25%	1,113
2016	14.560960	15.564017	6.89%	2,002
2015	13.960842	14.560960	4.30%	1,575
2014	13.182359	13.960842	5.91%	847
2013	10.378207	13.182359	27.02%	894
2012	9.020713	10.378207	15.05%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.421057	21.521745	10.82%	1,845
2019	15.769745	19.421057	23.15%	1,912
2018	16.452943	15.769745	-4.15%	9,700
2017	13.768617	16.452943	19.50%	11,696
2016	12.646627	13.768617	8.87%	19,549
2015	12.766017	12.646627	-0.94%	42,679
2014	11.817868	12.766017	8.02%	34,027
2013	9.069012	11.817868	30.31%	33,489
2012	7.905590	9.069012	14.72%	19,246
100

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.561336	15.869259	1.98%	0
2019	14.545268	15.561336	6.99%	762
2018	15.200222	14.545268	-4.31%	758
2017	14.586039	15.200222	4.21%	739
2016	13.698399	14.586039	6.48%	669
2015	14.394015	13.698399	-4.83%	0
2014	14.138664	14.394015	1.81%	0
2013	14.591290	14.138664	-3.10%	0
2012	13.264856	14.591290	10.00%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.618548	35.179709	7.85%	0
2019	25.797222	32.618548	26.44%	0
2018	26.399955	25.797222	-2.28%	0
2017	22.401798	26.399955	17.85%	0
2016	20.563230	22.401798	8.94%	0
2015	20.844943	20.563230	-1.35%	0
2014	19.022554	20.844943	9.58%	0
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	32.276022	32.689285	1.28%	0
2019	25.931558	32.276022	24.47%	0
2018	28.597231	25.931558	-9.32%	0
2017	24.793514	28.597231	15.34%	0
2016	21.516811	24.793514	15.23%	930
2015	23.486289	21.516811	-8.39%	880
2014	22.001672	23.486289	6.75%	827
2013	16.593071	22.001672	32.60%	908
2012	14.328796	16.593071	15.80%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.944778	12.286207	12.26%	0
2019	9.716048	10.944778	12.65%	0
2018	10.833169	9.716048	-10.31%	3,520
2017	9.333117	10.833169	16.07%	3,444
2016	9.247958	9.333117	0.92%	3,624
2015*	10.000000	9.247958	-7.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.621755	17.232112	10.31%	209
2019	12.859374	15.621755	21.48%	210
2018	14.703318	12.859374	-12.54%	16,893
2017	12.523060	14.703318	17.41%	16,893
2016	11.791701	12.523060	6.20%	16,893
2015	12.247180	11.791701	-3.72%	16,893
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
101

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.019213	15.068774	7.49%	0
2019	12.313123	14.019213	13.86%	0
2018	13.401242	12.313123	-8.12%	0
2017	12.203261	13.401242	9.82%	1,181
2016	11.734820	12.203261	3.99%	1,200
2015	12.102530	11.734820	-3.04%	1,220
2014	11.840679	12.102530	2.21%	113
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.097808	16.492501	9.24%	0
2019	12.812577	15.097808	17.84%	0
2018	14.237320	12.812577	-10.01%	15,936
2017	12.544298	14.237320	13.50%	16,660
2016	11.926369	12.544298	5.18%	17,327
2015	12.333668	11.926369	-3.30%	17,997
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.278250	12.946339	5.44%	0
2019	11.320809	12.278250	8.46%	0
2018	11.862176	11.320809	-4.56%	0
2017	11.379985	11.862176	4.24%	0
2016	11.099563	11.379985	2.53%	0
2015	11.409824	11.099563	-2.72%	0
2014	11.266760	11.409824	1.27%	0
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.980251	12.332582	2.94%	0
2019	10.737306	11.980251	11.58%	0
2018	11.784040	10.737306	-8.88%	436
2017	10.476817	11.784040	12.48%	20,036
2016	10.127293	10.476817	3.45%	41,227
2015	10.797643	10.127293	-6.21%	42,582
2014	10.774489	10.797643	0.21%	37,649
2013*	10.000000	10.774489	7.74%	17,088
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.463300	13.112944	5.21%	0
2019	11.019021	12.463300	13.11%	0
2018	12.101127	11.019021	-8.94%	14,134
2017	10.482403	12.101127	15.44%	125,383
2016	10.070135	10.482403	4.09%	133,247
2015	10.802486	10.070135	-6.78%	141,478
2014	10.912370	10.802486	-1.01%	129,676
2013*	10.000000	10.912370	9.12%	3,131
102

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.605999	15.844001	8.48%	0
2019	12.615106	14.605999	15.78%	0
2018	13.855955	12.615106	-8.96%	0
2017	12.405009	13.855955	11.70%	0
2016	11.858311	12.405009	4.61%	3,999
2015	12.230698	11.858311	-3.04%	3,714
2014	11.934880	12.230698	2.48%	3,773
2013	10.337789	11.934880	15.45%	3,827
2012	9.387965	10.337789	10.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.346066	16.882982	10.02%	0
2019	12.811166	15.346066	19.79%	0
2018	14.447115	12.811166	-11.32%	0
2017	12.485081	14.447115	15.72%	0
2016	11.840327	12.485081	5.45%	0
2015	12.266942	11.840327	-3.48%	0
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.527244	14.457144	6.87%	0
2019	12.076190	13.527244	12.02%	0
2018	12.940438	12.076190	-6.68%	0
2017	12.015919	12.940438	7.69%	0
2016	11.566698	12.015919	3.88%	0
2015	11.929841	11.566698	-3.04%	18,073
2014	11.695859	11.929841	2.00%	18,302
2013	10.728763	11.695859	9.01%	18,520
2012	9.948976	10.728763	7.84%	18,725
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.595623	15.044616	3.08%	0
2019	13.240240	14.595623	10.24%	0
2018	16.026557	13.240240	-17.39%	1,212
2017	13.325336	16.026557	20.27%	1,273
2016	13.446598	13.325336	-0.90%	2,296
2015	14.278380	13.446598	-5.83%	2,221
2014	15.862133	14.278380	-9.98%	760
2013	13.477526	15.862133	17.69%	737
2012	11.502750	13.477526	17.17%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.733156	17.33%	0
103

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.447448	13.024629	4.64%	0
2019	11.685156	12.447448	6.52%	0
2018	12.007565	11.685156	-2.69%	0
2017	11.760398	12.007565	2.10%	0
2016	11.427752	11.760398	2.91%	0
2015	11.764565	11.427752	-2.86%	0
2014	11.468059	11.764565	2.59%	0
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.276380	14.187071	6.86%	0
2019	12.361396	13.276380	7.40%	0
2018	12.801134	12.361396	-3.44%	0
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.494311	10.669296	1.67%	0
2019	10.046796	10.494311	4.45%	0
2018*	10.000000	10.046796	0.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	33.228636	36.796484	10.74%	112
2019	27.641704	33.228636	20.21%	112
2018	34.257563	27.641704	-19.31%	156
2017	24.751302	34.257563	38.41%	504
2016	23.497688	24.751302	5.34%	55
2015	28.624140	23.497688	-17.91%	52
2014	30.983954	28.624140	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.686962	23.570626	3.90%	0
2019	20.175839	22.686962	12.45%	0
2018	21.226477	20.175839	-4.95%	0
2017	20.287606	21.226477	4.63%	0
2016	18.133402	20.287606	11.88%	0
2015	18.998896	18.133402	-4.56%	0
2014	18.904494	18.998896	0.50%	0
104

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.012761	12.488631	3.96%	0
2019	11.534640	12.012761	4.15%	0
2018	11.776998	11.534640	-2.06%	0
2017	11.771327	11.776998	0.05%	0
2016	11.922468	11.771327	-1.27%	0
2015	12.179045	11.922468	-2.11%	0
2014	11.884578	12.179045	2.48%	0
2013	12.639749	11.884578	-5.97%	0
2012	12.515767	12.639749	0.99%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.570946	8.419975	-1.76%	0
2019	8.592789	8.570946	-0.25%	0
2018	8.648847	8.592789	-0.65%	0
2017	8.787830	8.648847	-1.58%	574
2016	8.965995	8.787830	-1.99%	1,921
2015	9.148971	8.965995	-2.00%	1,617
2014	9.335684	9.148971	-2.00%	1,645
2013	9.526205	9.335684	-2.00%	1,587
2012	9.721147	9.526205	-2.01%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.659953	10.194265	5.53%	549
2019	8.289295	9.659953	16.54%	549
2018	9.929249	8.289295	-16.52%	480
2017	7.972666	9.929249	24.54%	504
2016	8.083699	7.972666	-1.37%	265
2015	8.523224	8.083699	-5.16%	262
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.739914	11.275262	4.98%	0
2019	9.041989	10.739914	18.78%	8,499
2018	10.745624	9.041989	-15.85%	8,499
2017	8.809699	10.745624	21.97%	8,499
2016	8.942214	8.809699	-1.48%	8,861
2015	9.253278	8.942214	-3.36%	0
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
105

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.914057	33.073056	10.56%	0
2019	24.669824	29.914057	21.26%	0
2018	27.622148	24.669824	-10.69%	0
2017	23.798245	27.622148	16.07%	0
2016	22.182352	23.798245	7.28%	0
2015	22.863296	22.182352	-2.98%	0
2014	22.222051	22.863296	2.89%	0
2013	17.819897	22.222051	24.70%	0
2012	15.689283	17.819897	13.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.458803	18.719044	7.22%	0
2019	15.445532	17.458803	13.03%	0
2018	16.565890	15.445532	-6.76%	0
2017	15.209990	16.565890	8.91%	0
2016	14.599376	15.209990	4.18%	1,493
2015	14.923255	14.599376	-2.17%	48,529
2014	14.560189	14.923255	2.49%	49,131
2013	13.098884	14.560189	11.16%	48,577
2012	12.219870	13.098884	7.19%	25,341
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.268322	23.264730	9.39%	0
2019	18.094244	21.268322	17.54%	0
2018	19.743144	18.094244	-8.35%	0
2017	17.546474	19.743144	12.52%	0
2016	16.617463	17.546474	5.59%	0
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.246144	14.898762	4.58%	0
2019	13.271680	14.246144	7.34%	0
2018	13.792771	13.271680	-3.78%	225
2017	13.316716	13.792771	3.57%	229
2016	13.032072	13.316716	2.18%	232
2015	13.262927	13.032072	-1.74%	40,603
2014	13.026816	13.262927	1.81%	41,078
2013	12.679994	13.026816	2.74%	41,604
2012	12.302669	12.679994	3.07%	11,114
106

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.977224	12.272949	2.47%	0
2019	10.815770	11.977224	10.74%	0
2018	11.695718	10.815770	-7.52%	437
2017	10.465318	11.695718	11.76%	3,131
2016	10.101704	10.465318	3.60%	32,989
2015	10.653171	10.101704	-5.18%	35,817
2014	10.610017	10.653171	0.41%	34,986
2013*	10.000000	10.610017	6.10%	30,538
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.541407	13.068342	4.20%	0
2019	11.104140	12.541407	12.94%	0
2018	12.062347	11.104140	-7.94%	439
2017	10.522793	12.062347	14.63%	8,750
2016	10.039139	10.522793	4.82%	8,878
2015	10.665877	10.039139	-5.88%	10,963
2014	10.698083	10.665877	-0.30%	5,631
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.095854	23.893996	8.14%	0
2019	19.148783	22.095854	15.39%	0
2018	20.718642	19.148783	-7.58%	0
2017	18.720277	20.718642	10.67%	0
2016	17.827801	18.720277	5.01%	4,771
2015	18.252744	17.827801	-2.33%	4,835
2014	17.707774	18.252744	3.08%	4,892
2013	15.492993	17.707774	14.30%	4,228
2012	14.267335	15.492993	8.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.728767	29.423640	10.08%	0
2019	22.387425	26.728767	19.39%	0
2018	24.760099	22.387425	-9.58%	0
2017	21.652521	24.760099	14.35%	0
2016	20.365820	21.652521	6.32%	3,289
2015	20.934264	20.365820	-2.72%	0
2014	20.352612	20.934264	2.86%	0
2013	16.970293	20.352612	19.93%	0
2012	15.222735	16.970293	11.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.038552	19.189720	6.38%	0
2019	16.219729	18.038552	11.21%	0
2018	17.194281	16.219729	-5.67%	0
2017	16.064433	17.194281	7.03%	0
2016	15.506993	16.064433	3.59%	0
2015	15.828312	15.506993	-2.03%	0
2014	15.420492	15.828312	2.64%	0
2013	14.240613	15.420492	8.29%	0
2012	13.450525	14.240613	5.87%	0
107

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.423892	10.943242	4.98%	0
2019*	10.000000	10.423892	4.24%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.723297	12.165075	13.45%	0
2019*	10.000000	10.723297	7.23%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.073987	10.021545	-0.52%	0
2019*	10.000000	10.073987	0.74%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.948243	13.518420	23.48%	0
2019*	10.000000	10.948243	9.48%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.450582	27.310612	27.32%	0
2019	16.808868	21.450582	27.61%	0
2018	17.748576	16.808868	-5.29%	0
2017	13.943453	17.748576	27.29%	0
2016	13.949614	13.943453	-0.04%	0
2015	13.802351	13.949614	1.07%	0
2014	12.786410	13.802351	7.95%	0
2013	9.706761	12.786410	31.73%	0
2012	8.528738	9.706761	13.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.654684	13.281090	4.95%	1,051
2019	10.853926	12.654684	16.59%	25,963
2018	11.637695	10.853926	-6.73%	26,655
2017	10.101386	11.637695	15.21%	28,325
2016	9.495334	10.101386	6.38%	28,670
2015	9.911861	9.495334	-4.20%	1,688
2014*	10.000000	9.911861	-0.88%	139
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.561479	15.266501	4.84%	943
2019	12.180922	14.561479	19.54%	23,627
2018	12.759487	12.180922	-4.53%	23,439
2017	10.697973	12.759487	19.27%	25,175
2016	9.919284	10.697973	7.85%	26,308
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0
108

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.261127	42.120217	16.16%	0
2019	26.942583	36.261127	34.59%	0
2018	27.925871	26.942583	-3.52%	0
2017	22.424098	27.925871	24.54%	2,354
2016	22.144288	22.424098	1.26%	2,354
2015	21.556640	22.144288	2.73%	0
2014	20.261702	21.556640	6.39%	0
2013	15.170352	20.261702	33.56%	0
2012	13.072444	15.170352	16.05%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.974254	27.796684	-0.63%	0
2019	22.532742	27.974254	24.15%	0
2018	25.400856	22.532742	-11.29%	0
2017	23.900966	25.400856	6.28%	0
2016	20.286872	23.900966	17.81%	0
2015	21.663188	20.286872	-6.35%	0
2014	19.571224	21.663188	10.69%	0
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.778363	17.78%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	43.733254	48.479499	10.85%	1,968
2019	35.515470	43.733254	23.14%	2,180
2018	40.900850	35.515470	-13.17%	2,305
2017	36.045369	40.900850	13.47%	2,303
2016	30.575273	36.045369	17.89%	2,301
2015	32.010520	30.575273	-4.48%	141
2014	29.851666	32.010520	7.23%	0
2013	22.894411	29.851666	30.39%	0
2012	19.887711	22.894411	15.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.023125	20.366772	-3.12%	0
2019	17.321599	21.023125	21.37%	196
2018	20.354997	17.321599	-14.90%	188
2017	18.244330	20.354997	11.57%	191
2016	15.830408	18.244330	15.25%	193
2015	16.633495	15.830408	-4.83%	0
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
109

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	32.285944	44.459709	37.71%	0
2019	24.335537	32.285944	32.67%	0
2018	27.058394	24.335537	-10.06%	0
2017	22.149742	27.058394	22.16%	0
2016	20.915136	22.149742	5.90%	292
2015	21.229578	20.915136	-1.48%	268
2014	21.126635	21.229578	0.49%	297
2013	14.975638	21.126635	41.07%	280
2012	13.512761	14.975638	10.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	36.346362	37.383036	2.85%	0
2019	31.247579	36.346362	16.32%	0
2018	38.477892	31.247579	-18.79%	0
2017	36.100895	38.477892	6.58%	0
2016	29.324303	36.100895	23.11%	0
2015	31.931117	29.324303	-8.16%	0
2014	30.518150	31.931117	4.63%	0
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	37.828146	45.359501	19.91%	0
2019	30.792937	37.828146	22.85%	0
2018	36.052009	30.792937	-14.59%	0
2017	32.496337	36.052009	10.94%	0
2016	27.057762	32.496337	20.10%	0
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.321477	21.472500	11.13%	0
2019	15.392536	19.321477	25.52%	0
2018	16.536585	15.392536	-6.92%	0
2017	13.524370	16.536585	22.27%	0
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
110

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.104206	22.329910	11.07%	1,431
2019	16.275306	20.104206	23.53%	1,431
2018	17.646102	16.275306	-7.77%	1,431
2017	15.211716	17.646102	16.00%	1,431
2016	14.096301	15.211716	7.91%	0
2015	14.444423	14.096301	-2.41%	0
2014	13.337464	14.444423	8.30%	0
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.410037	15.165449	-7.58%	103
2019	12.836702	16.410037	27.84%	301
2018	13.654170	12.836702	-5.99%	198
2017	13.125661	13.654170	4.03%	220
2016	12.495876	13.125661	5.04%	0
2015	13.515974	12.495876	-7.55%	0
2014	10.723935	13.515974	26.04%	0
2013	10.655105	10.723935	0.65%	0
2012	9.407227	10.655105	13.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.787517	22.853482	15.49%	122,960
2019	15.432075	19.787517	28.22%	24,007
2018	16.555660	15.432075	-6.79%	33,713
2017	13.934874	16.555660	18.81%	34,241
2016	12.763859	13.934874	9.17%	37,757
2015	12.902687	12.763859	-1.08%	11,476
2014	11.643359	12.902687	10.82%	2,318
2013*	10.000000	11.643359	16.43%	2,713
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.898645	9.975404	0.78%	8,474
2019	9.704021	9.898645	2.01%	0
2018	9.822585	9.704021	-1.21%	0
2017	9.866683	9.822585	-0.45%	0
2016	9.822736	9.866683	0.45%	0
2015	10.057519	9.822736	-2.33%	0
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.850241	19.703396	16.93%	5,103
2019	13.759664	16.850241	22.46%	5,637
2018	15.838845	13.759664	-13.13%	5,703
2017	14.153951	15.838845	11.90%	5,698
2016	11.948255	14.153951	18.46%	5,669
2015	12.817895	11.948255	-6.78%	177
2014	12.510103	12.817895	2.46%	0
2013*	10.000000	12.510103	25.10%	0
111

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.428447	33.704912	57.29%	1,459
2019	15.979273	21.428447	34.10%	0
2018	17.543834	15.979273	-8.92%	0
2017	14.037310	17.543834	24.98%	0
2016	13.505177	14.037310	3.94%	0
2015	13.828628	13.505177	-2.34%	0
2014	13.604811	13.828628	1.65%	0
2013	10.015678	13.604811	35.84%	0
2012	8.915007	10.015678	12.35%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.529833	11.916417	3.35%	0
2019	10.304498	11.529833	11.89%	0
2018	11.235960	10.304498	-8.29%	0
2017	10.399607	11.235960	8.04%	0
2016	10.028069	10.399607	3.70%	0
2015	10.745239	10.028069	-6.67%	0
2014	10.677294	10.745239	0.64%	0
2013	10.138231	10.677294	5.32%	0
2012*	10.000000	10.138231	1.38%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.316096	12.655190	2.75%	0
2019	10.774491	12.316096	14.31%	0
2018	12.094704	10.774491	-10.92%	0
2017	10.517541	12.094704	15.00%	0
2016	10.205820	10.517541	3.05%	0
2015	11.491948	10.205820	-11.19%	0
2014	11.623735	11.491948	-1.13%	0
2013	10.256891	11.623735	13.33%	0
2012*	10.000000	10.256891	2.57%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.299527	12.720139	3.42%	0
2019	10.830380	12.299527	13.57%	0
2018	11.963734	10.830380	-9.47%	0
2017	10.744216	11.963734	11.35%	0
2016	10.357486	10.744216	3.73%	0
2015	11.324511	10.357486	-8.54%	0
2014	11.273962	11.324511	0.45%	0
2013	10.274529	11.273962	9.73%	0
2012*	10.000000	10.274529	2.75%	0
112

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.338634	11.990601	5.75%	0
2019	10.354081	11.338634	9.51%	0
2018	11.175307	10.354081	-7.35%	953
2017	10.057190	11.175307	11.12%	953
2016	9.088907	10.057190	10.65%	9,063
2015	10.212802	9.088907	-11.00%	12,431
2014	10.374051	10.212802	-1.55%	14,604
2013	10.574216	10.374051	-1.89%	14,417
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.837789	11.319882	4.45%	0
2019	9.645644	10.837789	12.36%	0
2018	10.342655	9.645644	-6.74%	897
2017	9.612973	10.342655	7.59%	897
2016	8.663848	9.612973	10.96%	897
2015	9.054820	8.663848	-4.32%	897
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.214487	12.162001	8.45%	0
2019	10.702970	11.214487	4.78%	0
2018	11.386429	10.702970	-6.00%	0
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.767836	10.857407	0.83%	0
2019	10.572733	10.767836	1.85%	359
2018	10.764172	10.572733	-1.78%	349
2017	10.847411	10.764172	-0.77%	346
2016	10.925600	10.847411	-0.72%	2,638
2015	11.125344	10.925600	-1.80%	1,992
2014	11.268074	11.125344	-1.27%	2,024
2013	11.524803	11.268074	-2.23%	1,978
2012	11.121145	11.524803	3.63%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.095980	10.105831	0.10%	0
2019	10.031540	10.095980	0.64%	0
2018	10.093357	10.031540	-0.61%	0
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0
113

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.981607	11.680083	6.36%	0
2019	10.351959	10.981607	6.08%	0
2018	10.631909	10.351959	-2.63%	1,334
2017	10.349729	10.631909	2.73%	1,292
2016	10.294407	10.349729	0.54%	7,258
2015	10.469358	10.294407	-1.67%	6,571
2014	10.255615	10.469358	2.08%	5,438
2013	10.684266	10.255615	-4.01%	5,412
2012	9.956927	10.684266	7.30%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.181936	21.071988	9.85%	0
2019	15.639538	19.181936	22.65%	0
2018	19.732281	15.639538	-20.74%	0
2017	15.905851	19.732281	24.06%	0
2016	16.637774	15.905851	-4.40%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.440126	34.40%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.847649	13.321238	3.69%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.448487	52.508680	26.68%	0
2019	32.880627	41.448487	26.06%	0
2018	33.270396	32.880627	-1.17%	320
2017	26.665728	33.270396	24.77%	320
2016	30.474032	26.665728	-12.50%	3,361
2015	27.648118	30.474032	10.22%	3,011
2014	21.499141	27.648118	28.60%	3,582
2013	14.575218	21.499141	47.50%	3,472
2012	11.353689	14.575218	28.37%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.519595	6.427634	16.45%	0
2019	5.049243	5.519595	9.32%	0
2018	7.199150	5.049243	-29.86%	1,125
2017	7.493374	7.199150	-3.93%	2,471
2016	5.331350	7.493374	40.55%	10,148
2015	8.196559	5.331350	-34.96%	12,410
2014	10.370399	8.196559	-20.96%	8,458
2013	9.594282	10.370399	8.09%	5,640
2012*	10.000000	9.594282	-4.06%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.743274	10.365197	-3.52%	0
2019*	10.000000	10.743274	7.43%	0
114

Maximum Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.446223	51.718542	54.63%	1,002
2019	27.340409	33.446223	22.33%	49
2018	27.541154	27.340409	-0.73%	352
2017	22.327871	27.541154	23.35%	1,117
2016	21.144273	22.327871	5.60%	1,335
2015	22.216260	21.144273	-4.83%	1,353
2014	23.103587	22.216260	-3.84%	943
2013	15.692372	23.103587	47.23%	0
2012	14.844951	15.692372	5.71%	0
115

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3) (1)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)

2

American Funds Insurance Series(R) –Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Government Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

3

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

4

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

5

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

6

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

7

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)  (1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - Commodity Real Return(R) Strategy Portfolio: Advisor Class (PMVRSD)

8

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 19, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from August 18, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 1, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

11

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 4, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

12

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

13

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	33,211	$361,806	$347,724	$-	$347,724	$12	$347,712	$347,712	$-	$347,712
ALVDAA	4,517	54,252	62,738	-	62,738	6	62,732	62,732	-	62,732
ALVDAB	1,000,431	11,981,152	13,805,944	-	13,805,944	49	13,805,895	13,805,895	-	13,805,895
ALVGIB	128,834	3,718,516	3,662,755	-	3,662,755	77	3,662,678	3,662,678	-	3,662,678
ALVIVB	108,725	1,448,617	1,559,118	2	1,559,120	-	1,559,120	1,559,120	-	1,559,120
ALVSVA	28,411	488,549	494,070	5	494,075	-	494,075	494,075	-	494,075
ALVSVB	6,061,599	102,550,263	104,198,892	-	104,198,892	95	104,198,797	104,195,951	2,846	104,198,797
ALMCS	16,935	492,927	509,755	12	509,767	-	509,767	509,767	-	509,767
AAEIP3	3,795	32,574	24,779	-	24,779	9	24,770	24,770	-	24,770
ARLPE3	10,193	137,992	149,329	6	149,335	-	149,335	149,335	-	149,335
ACVB	2,954,788	21,825,908	25,795,296	313	25,795,609	-	25,795,609	25,726,888	68,721	25,795,609
ACVCA	2,227	31,198	42,907	-	42,907	75	42,832	-	42,832	42,832
ACVI	562	6,208	7,924	61	7,985	-	7,985	-	7,985	7,985
ACVIG	1,348,769	12,503,386	13,865,345	-	13,865,345	65	13,865,280	13,865,280	-	13,865,280
ACVIG2	340,283	3,137,322	3,498,109	12	3,498,121	-	3,498,121	3,498,121	-	3,498,121
ACVIP1	172,693	1,759,049	1,918,616	-	1,918,616	-	1,918,616	1,918,616	-	1,918,616
ACVIP2	18,560,958	190,319,362	205,841,021	-	205,841,021	191	205,840,830	205,662,850	177,980	205,840,830
ACVMV1	451,460	9,068,389	9,272,978	-	9,272,978	6	9,272,972	9,253,445	19,527	9,272,972
ACVMV2	7,604,778	143,270,759	156,430,278	-	156,430,278	150	156,430,128	156,368,879	61,249	156,430,128
ACVV2	273,553	2,985,850	3,061,056	38	3,061,094	-	3,061,094	3,061,094	-	3,061,094
AFGC	55,677	697,721	726,025	12	726,037	-	726,037	725,635	402	726,037
AFGF	128,647	9,155,292	15,464,705	436	15,465,141	-	15,465,141	15,461,329	3,812	15,465,141
AFHY	53,002	507,603	519,415	161	519,576	-	519,576	514,946	4,630	519,576
AMVBC4	64,599	831,869	908,260	11	908,271	-	908,271	908,271	-	908,271
AMVCB4	16,425	164,731	178,207	-	178,207	12	178,195	178,195	-	178,195
AMVGS4	20,114	469,740	637,023	-	637,023	5	637,018	637,018	-	637,018
AMVI4	14,789	272,021	343,836	-	343,836	1	343,835	343,835	-	343,835
AMVNW4	1,784	54,451	55,372	-	55,372	1	55,371	55,371	-	55,371
AVPAP2	52,522,755	634,807,083	706,431,053	-	706,431,053	34	706,431,019	706,431,019	-	706,431,019
BRVED3	20,615,100	225,560,385	240,165,913	-	240,165,913	71	240,165,842	240,120,474	45,368	240,165,842
BRVHY3	5,042,647	36,572,814	38,071,982	140,234	38,212,216	-	38,212,216	38,197,026	15,190	38,212,216
BRVTR3	33,586,302	400,275,745	411,096,340	566,347	411,662,687	-	411,662,687	411,656,607	6,080	411,662,687
MLVGA3	21,861,652	320,262,685	356,126,309	1,275	356,127,584	-	356,127,584	355,709,751	417,833	356,127,584
DCAP	605,946	23,766,035	28,588,539	47	28,588,586	-	28,588,586	28,557,319	31,267	28,588,586
DCAPS	1,979,699	73,016,714	92,253,972	-	92,253,972	45	92,253,927	92,240,083	13,844	92,253,927

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DGI	411,792	11,045,271	14,692,744	-	14,692,744	118	14,692,626	14,684,256	8,370	14,692,626
DSIF	3,693,020	135,073,153	237,350,371	156	237,350,527	-	237,350,527	237,006,672	343,855	237,350,527
DSIFS	2,058,640	92,711,165	132,514,670	-	132,514,670	49	132,514,621	132,479,598	35,023	132,514,621
DSRG	918,265	32,441,278	43,378,825	295	43,379,120	-	43,379,120	43,351,654	27,466	43,379,120
DVDLS	17,829	818,132	840,616	-	840,616	5	840,611	840,063	548	840,611
DVMCSS	1,774,208	32,249,853	35,200,286	229	35,200,515	-	35,200,515	35,171,532	28,983	35,200,515
DVSCS	3,584,520	57,692,541	68,320,943	-	68,320,943	34	68,320,909	68,254,126	66,783	68,320,909
CHSMM	6,896,815	6,896,821	6,896,815	10	6,896,825	-	6,896,825	6,896,825	-	6,896,825
CLVHY2	1,178,319	7,687,136	8,000,788	-	8,000,788	39	8,000,749	8,000,749	-	8,000,749
DWVSVS	1,774,739	60,928,101	60,305,623	151	60,305,774	-	60,305,774	60,281,289	24,485	60,305,774
DWVVLS	81,077	2,309,038	2,326,906	17	2,326,923	-	2,326,923	2,326,923	-	2,326,923
ETVFR	6,117,246	56,263,291	55,238,730	-	55,238,730	118	55,238,612	55,233,486	5,126	55,238,612
FQB	425,034	4,722,040	5,023,904	-	5,023,904	12	5,023,892	5,023,892	-	5,023,892
FQBS	1,310,810	14,499,688	15,454,447	-	15,454,447	24	15,454,423	15,454,423	-	15,454,423
FVU2S	49,213	512,890	545,771	-	545,771	-	545,771	545,771	-	545,771
FAMP	5,380,120	77,694,434	91,677,248	382	91,677,630	-	91,677,630	91,581,414	96,216	91,677,630
FB2	37,001,079	660,269,463	837,704,429	188	837,704,617	-	837,704,617	837,511,380	193,237	837,704,617
FC2	1,397,333	55,936,461	65,297,356	-	65,297,356	136	65,297,220	65,297,220	-	65,297,220
FEI2	13,034,627	273,940,034	302,142,644	-	302,142,644	133	302,142,511	302,112,920	29,591	302,142,511
FEIP	11,035,151	232,042,396	263,740,115	1,673	263,741,788	-	263,741,788	263,346,266	395,522	263,741,788
FEMS2	1,795,764	23,269,095	26,469,557	-	26,469,557	82	26,469,475	26,469,475	-	26,469,475
FF10S	399,489	5,063,689	5,696,719	-	5,696,719	11	5,696,708	5,696,708	-	5,696,708
FF10S2	20,882,980	258,766,573	295,911,827	289	295,912,116	-	295,912,116	295,834,904	77,212	295,912,116
FF20S	542,401	7,345,991	8,119,743	-	8,119,743	12	8,119,731	8,119,731	-	8,119,731
FF20S2	28,307,238	333,883,727	422,343,986	-	422,343,986	90	422,343,896	421,937,337	406,559	422,343,896
FF30S	931,247	12,743,049	15,635,644	14	15,635,658	-	15,635,658	15,635,658	-	15,635,658
FF30S2	4,884,875	67,092,118	81,723,966	-	81,723,966	31	81,723,935	81,714,212	9,723	81,723,935
FG2	5,991,582	402,636,241	602,633,315	-	602,633,315	16,756	602,616,559	602,332,549	284,010	602,616,559
FGI2	29,566,863	583,860,386	642,192,271	12	642,192,283	-	642,192,283	642,192,283	-	642,192,283
FGP	5,252,906	268,159,729	541,049,298	3,944	541,053,242	-	541,053,242	540,162,585	890,657	541,053,242
FHIP	6,401,649	34,548,768	33,992,755	-	33,992,755	175	33,992,580	33,944,173	48,407	33,992,580
FIGBP2	70,582,290	895,398,514	968,389,017	-	968,389,017	192	968,388,825	968,324,680	64,145	968,388,825
FIGBS	1,144,545	14,784,593	15,932,073	-	15,932,073	92	15,931,981	15,901,461	30,520	15,931,981
FMC2	6,483,129	196,431,648	241,755,867	-	241,755,867	295	241,755,572	241,712,950	42,622	241,755,572
FMCS	430,879	14,065,348	16,494,047	7	16,494,054	-	16,494,054	16,479,421	14,633	16,494,054

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FNRS2	4,041,173	58,079,475	41,906,965	-	41,906,965	149	41,906,816	41,896,057	10,759	41,906,816
FO2	3,849,641	76,909,427	101,053,065	-	101,053,065	48	101,053,017	100,929,052	123,965	101,053,017
FOP	2,042,860	39,457,574	54,176,655	4,007	54,180,662	-	54,180,662	54,134,921	45,741	54,180,662
FRESS2	479,238	8,838,043	8,199,771	-	8,199,771	44	8,199,727	8,199,727	-	8,199,727
FVSS	268,206	3,443,850	3,623,462	-	3,623,462	37	3,623,425	3,623,425	-	3,623,425
FVSS2	369,117	4,768,632	5,049,517	-	5,049,517	133	5,049,384	5,027,608	21,776	5,049,384
FTVDM2	795,294	6,992,592	9,257,228	-	9,257,228	62	9,257,166	9,257,166	-	9,257,166
FTVFA2	15,724,448	97,150,546	85,383,751	-	85,383,751	104	85,383,647	85,283,835	99,812	85,383,647
FTVGI2	5,920,195	100,094,554	81,817,089	-	81,817,089	700	81,816,389	81,577,433	238,956	81,816,389
FTVIS2	13,648,504	205,675,121	205,273,504	7	205,273,511	-	205,273,511	205,226,747	46,764	205,273,511
FTVMD2	53,342	908,601	902,008	-	902,008	7	902,001	902,001	-	902,001
FTVRD2	1,103,752	27,703,097	32,163,346	-	32,163,346	34	32,163,312	32,143,688	19,624	32,163,312
FTVSI2	163,484	1,716,923	1,693,694	-	1,693,694	5	1,693,689	1,693,689	-	1,693,689
FTVSV2	5,318,928	77,788,615	77,124,455	-	77,124,455	132	77,124,323	77,109,801	14,522	77,124,323
TIF2	1,990,192	29,020,718	26,429,753	-	26,429,753	19	26,429,734	26,415,652	14,082	26,429,734
GVGMNS	786,566	9,329,418	9,902,865	-	9,902,865	71	9,902,794	9,889,514	13,280	9,902,794
GVMSAS	207,395	1,881,817	1,959,882	13	1,959,895	-	1,959,895	1,959,895	-	1,959,895
GVSSCS	38,267	452,343	512,394	47	512,441	-	512,441	512,441	-	512,441
RSRF	478	7,401	6,890	-	6,890	1	6,889	6,889	-	6,889
RVARS	536,978	13,108,663	13,752,012	-	13,752,012	64	13,751,948	13,727,695	24,253	13,751,948
ACEG2	73,845	4,868,185	6,225,890	39	6,225,929	-	6,225,929	6,224,889	1,040	6,225,929
IVBRA1	25,126	272,023	263,316	-	263,316	-	263,316	263,316	-	263,316
IVMCC2	1,492,753	17,329,678	15,285,792	-	15,285,792	33	15,285,759	15,253,477	32,282	15,285,759
OVAG	138,036	10,754,697	14,760,175	-	14,760,175	42	14,760,133	14,759,687	446	14,760,133
OVAG2	175,378	11,952,764	17,195,837	-	17,195,837	37	17,195,800	17,195,800	-	17,195,800
OVB	2,073,873	16,377,883	17,482,748	217	17,482,965	-	17,482,965	17,447,533	35,432	17,482,965
OVGI	395,561	11,117,314	11,831,235	-	11,831,235	70	11,831,165	11,831,165	-	11,831,165
OVGIS	6,160,963	169,943,241	181,748,394	1,035	181,749,429	-	181,749,429	181,677,490	71,939	181,749,429
OVGS	2,892,641	116,017,586	150,764,444	227	150,764,671	-	150,764,671	150,555,876	208,795	150,764,671
OVGSS	2,671,567	107,601,246	137,211,700	316	137,212,016	-	137,212,016	136,993,181	218,835	137,212,016
OVIG	597,947	1,417,045	1,740,025	1	1,740,026	-	1,740,026	1,740,026	-	1,740,026
OVIGS	22,470,360	55,525,768	68,309,894	-	68,309,894	85	68,309,809	68,309,809	-	68,309,809
OVMS	1,399,294	19,444,395	25,089,336	45	25,089,381	-	25,089,381	25,020,942	68,439	25,089,381
OVSB	321,529	1,572,428	1,556,199	12	1,556,211	-	1,556,211	1,556,211	-	1,556,211
OVSBS	938,452	4,799,271	4,692,260	4	4,692,264	-	4,692,264	4,692,036	228	4,692,264

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OVSC	198,885	4,684,958	5,453,427	33	5,453,460	-	5,453,460	5,442,363	11,097	5,453,460
OVSCS	4,238,568	93,334,069	114,059,875	-	114,059,875	39,465	114,020,410	113,886,441	133,969	114,020,410
WRASP	13,995,351	136,940,802	146,145,054	-	146,145,054	264	146,144,790	145,790,113	354,677	146,144,790
WRENG	21,228	48,387	52,665	-	52,665	7	52,658	52,658	-	52,658
WRHIP	18,859,857	66,495,602	64,032,986	-	64,032,986	87	64,032,899	63,866,020	166,879	64,032,899
WRMCG	11,265,985	141,683,432	196,974,481	-	196,974,481	170	196,974,311	196,974,311	-	196,974,311
WRPAP	2,365	11,467	11,626	-	11,626	8	11,618	11,618	-	11,618
WRPCP	521,133	2,525,396	2,769,719	-	2,769,719	36	2,769,683	2,769,683	-	2,769,683
WRPMAP	7,005,734	34,602,324	36,310,718	12	36,310,730	-	36,310,730	36,310,730	-	36,310,730
WRPMAV	867,787	4,414,803	4,735,687	-	4,735,687	6	4,735,681	4,735,681	-	4,735,681
WRPMCP	1,015,616	5,269,496	5,345,795	-	5,345,795	37	5,345,758	5,345,758	-	5,345,758
WRPMCV	233,600	1,218,639	1,317,338	-	1,317,338	9	1,317,329	1,317,329	-	1,317,329
WRPMMV	826,269	4,353,063	4,763,521	-	4,763,521	8	4,763,513	4,763,513	-	4,763,513
WRPMP	3,878,391	19,342,091	19,958,978	-	19,958,978	56,980	19,901,998	19,901,998	-	19,901,998
JPICB2	1,504,747	17,297,662	17,635,636	20	17,635,656	-	17,635,656	17,635,656	-	17,635,656
JPMMV1	852,625	8,890,322	9,285,090	36	9,285,126	-	9,285,126	9,285,126	-	9,285,126
JABS	219,443	7,528,776	10,116,320	8	10,116,328	-	10,116,328	10,116,328	-	10,116,328
JACAS	2,981,252	104,437,095	157,887,122	-	157,887,122	174	157,886,948	157,842,388	44,560	157,886,948
JAFBS	6,449,902	84,323,491	90,169,627	-	90,169,627	54	90,169,573	90,145,783	23,790	90,169,573
JAGTS	12,471,893	170,672,394	255,673,809	-	255,673,809	62	255,673,747	255,649,680	24,067	255,673,747
JAIGS	986,473	27,875,993	36,085,170	-	36,085,170	164	36,085,006	36,077,653	7,353	36,085,006
JAMGS	26,287	1,894,071	2,299,096	-	2,299,096	32	2,299,064	2,299,064	-	2,299,064
LZREMS	2,079,703	42,445,361	43,944,127	35	43,944,162	-	43,944,162	43,856,657	87,505	43,944,162
LOVSDC	55,687	799,276	797,445	-	797,445	11	797,434	797,434	-	797,434
LOVTRC	3,618,528	61,078,117	62,781,453	-	62,781,453	55	62,781,398	62,781,398	-	62,781,398
MNCPS2	14,682	205,987	264,196	-	264,196	8	264,188	264,188	-	264,188
M2IGSS	274,910	4,972,979	6,782,041	-	6,782,041	44	6,781,997	6,781,997	-	6,781,997
MNDSC	3,855,666	70,684,688	91,032,270	-	91,032,270	2	91,032,268	91,032,268	-	91,032,268
MV2RIS	112,282	1,890,475	2,009,842	-	2,009,842	33	2,009,809	2,009,809	-	2,009,809
MV3MVS	485,467	3,930,667	4,126,468	-	4,126,468	6	4,126,462	4,126,462	-	4,126,462
MVFSC	19,066,688	330,254,343	380,571,095	-	380,571,095	136	380,570,959	380,449,667	121,292	380,570,959
MVIGSC	861,567	12,164,877	13,698,914	-	13,698,914	13	13,698,901	13,698,901	-	13,698,901
MVIVSC	9,201,606	219,968,771	317,179,342	-	317,179,342	308	317,179,034	316,939,311	239,723	317,179,034
MVRBSS	21,508	296,570	298,105	-	298,105	8	298,097	298,097	-	298,097
MVUSC	6,643	196,575	230,453	3	230,456	-	230,456	230,456	-	230,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MGRFV	517	5,987	6,312	-	6,312	5	6,307	6,307	-	6,307
MSEM	155,819	1,230,820	1,206,039	-	1,206,039	74	1,205,965	1,205,965	-	1,205,965
MSEMB	68,262	529,192	523,568	26	523,594	-	523,594	523,594	-	523,594
MSGI2	1,526,761	11,564,072	11,756,062	24	11,756,086	-	11,756,086	11,680,553	75,533	11,756,086
MSVF2	840,808	9,257,072	9,820,642	18	9,820,660	-	9,820,660	9,812,067	8,593	9,820,660
MSVFI	201,321	2,311,172	2,359,483	-	2,359,483	78	2,359,405	2,329,063	30,342	2,359,405
MSVRE	839	15,153	14,375	1	14,376	-	14,376	-	14,376	14,376
MSVREB	59	978	997	-	997	18	979	-	979	979
VKVGR2	32,138	316,591	275,100	-	275,100	6	275,094	275,094	-	275,094
DTRTFB	1,047,226	10,761,682	10,660,756	-	10,660,756	29	10,660,727	10,660,727	-	10,660,727
EIF	256,472	4,775,115	4,972,986	4	4,972,990	-	4,972,990	4,972,990	-	4,972,990
EIF2	19,049,511	318,727,810	365,941,098	-	365,941,098	329	365,940,769	365,770,918	169,851	365,940,769
GBF	16,484,124	182,533,874	186,105,762	230	186,105,992	-	186,105,992	185,949,751	156,241	186,105,992
GBF2	22,245	253,550	250,475	-	250,475	1	250,474	250,474	-	250,474
GEM	564,948	6,808,046	8,451,621	72	8,451,693	-	8,451,693	8,442,330	9,363	8,451,693
GEM2	3,732,309	43,744,998	55,088,882	-	55,088,882	128	55,088,754	54,869,952	218,802	55,088,754
GIG	1,198,744	12,745,533	13,917,415	4	13,917,419	-	13,917,419	13,883,721	33,698	13,917,419
GVAAA2	264,140,443	5,598,844,429	7,049,908,434	38,543	7,049,946,977	-	7,049,946,977	7,049,209,443	737,534	7,049,946,977
GVABD2	291,820,290	3,392,199,918	3,685,690,258	30,213	3,685,720,471	-	3,685,720,471	3,685,516,787	203,684	3,685,720,471
GVAGG2	10,803,235	327,191,642	434,830,204	-	434,830,204	198	434,830,006	434,739,348	90,658	434,830,006
GVAGI2	69,461,272	3,605,846,413	3,919,699,570	48,128	3,919,747,698	-	3,919,747,698	3,919,388,576	359,122	3,919,747,698
GVAGR2	8,003,378	682,848,039	966,968,118	-	966,968,118	172	966,967,946	966,546,811	421,135	966,967,946
GVDMA	51,767,479	606,551,906	680,742,345	31	680,742,376	-	680,742,376	680,589,652	152,724	680,742,376
GVDMC	61,741,868	674,529,058	694,596,011	120	694,596,131	-	694,596,131	694,408,915	187,216	694,596,131
GVEX1	34,845	629,240	779,135	-	779,135	4	779,131	779,131	-	779,131
GVEX2	51,779,694	867,196,522	1,150,027,010	-	1,150,027,010	256	1,150,026,754	1,149,853,307	173,447	1,150,026,754
GVIDA	13,998,067	170,246,294	182,674,780	444	182,675,224	-	182,675,224	182,634,042	41,182	182,675,224
GVIDC	63,851,698	639,077,428	672,996,901	-	672,996,901	352	672,996,549	672,943,697	52,852	672,996,549
GVIDM	168,974,398	1,902,551,587	2,039,520,989	-	2,039,520,989	1,793	2,039,519,196	2,038,626,438	892,758	2,039,519,196
GVIX2	354,506	3,229,495	3,686,858	-	3,686,858	4	3,686,854	3,686,854	-	3,686,854
GVIX8	11,076,654	104,216,041	114,532,605	-	114,532,605	178	114,532,427	114,470,863	61,564	114,532,427
HIBF	8,515,035	55,016,508	55,773,480	-	55,773,480	78	55,773,402	55,741,170	32,232	55,773,402
IDPG2	94,589,294	1,022,765,885	1,133,179,746	172	1,133,179,918	-	1,133,179,918	1,133,179,918	-	1,133,179,918
IDPGI2	41,630,126	445,440,646	474,999,735	-	474,999,735	76	474,999,659	474,999,659	-	474,999,659
MCIF	13,204,123	298,398,176	302,770,534	-	302,770,534	302	302,770,232	302,651,452	118,780	302,770,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MCIF2	35,785	735,925	810,170	-	810,170	-	810,170	810,170	-	810,170
MSBF	23,689,859	215,500,367	217,946,700	-	217,946,700	178	217,946,522	217,929,488	17,034	217,946,522
NAMAA2	209,881,655	2,233,842,667	2,526,975,130	328	2,526,975,458	-	2,526,975,458	2,526,975,458	-	2,526,975,458
NAMGI2	49,595,354	534,918,026	587,208,993	-	587,208,993	11	587,208,982	587,199,971	9,011	587,208,982
NCPG2	116,215,093	1,229,126,660	1,310,906,248	-	1,310,906,248	298	1,310,905,950	1,310,905,950	-	1,310,905,950
NCPGI2	52,797,012	555,627,838	580,239,166	-	580,239,166	55	580,239,111	580,239,111	-	580,239,111
NJMMA2	1,030,771	10,089,435	10,307,711	9	10,307,720	-	10,307,720	10,307,720	-	10,307,720
NJNDE2	846,266	10,096,978	11,526,140	-	11,526,140	32	11,526,108	11,526,108	-	11,526,108
NVAMV1	2,160,899	33,885,351	32,305,442	44	32,305,486	-	32,305,486	32,282,086	23,400	32,305,486
NVAMV2	5,004,340	68,910,495	74,314,453	-	74,314,453	125	74,314,328	74,166,607	147,721	74,314,328
NVAMVX	263,267	3,435,472	3,927,947	-	3,927,947	18	3,927,929	3,927,929	-	3,927,929
NVAMVZ	10,967,597	138,029,953	161,881,730	-	161,881,730	157	161,881,573	161,881,573	-	161,881,573
NVBX	242,815	2,673,727	2,714,671	-	2,714,671	7	2,714,664	2,714,664	-	2,714,664
NVCBD1	335,368	3,775,758	3,839,968	12	3,839,980	-	3,839,980	3,839,980	-	3,839,980
NVCBD2	9,366,592	102,435,444	106,872,813	-	106,872,813	119	106,872,694	106,635,122	237,572	106,872,694
NVCCA2	225,839,331	2,338,022,115	2,393,896,909	-	2,393,896,909	136	2,393,896,773	2,393,718,334	178,439	2,393,896,773
NVCCN2	66,097,836	681,227,237	720,466,409	-	720,466,409	106	720,466,303	720,439,570	26,733	720,466,303
NVCMA2	33,053,381	321,183,514	314,337,657	-	314,337,657	107	314,337,550	314,337,550	-	314,337,550
NVCMC2	63,295,028	681,602,885	700,675,957	95	700,676,052	-	700,676,052	700,538,949	137,103	700,676,052
NVCMD2	213,850,340	2,265,486,240	2,318,137,687	-	2,318,137,687	151	2,318,137,536	2,317,991,926	145,610	2,318,137,536
NVCRA2	7,769,799	75,514,965	84,146,920	-	84,146,920	99	84,146,821	84,142,232	4,589	84,146,821
NVCRB2	180,716,237	1,968,771,307	2,020,407,532	-	2,020,407,532	242	2,020,407,290	2,020,186,357	220,933	2,020,407,290
NVDBL2	95,950,931	1,421,921,461	1,554,405,077	-	1,554,405,077	183	1,554,404,894	1,554,393,423	11,471	1,554,404,894
NVDCA2	76,846,892	1,233,714,819	1,407,835,067	-	1,407,835,067	145	1,407,834,922	1,407,641,163	193,759	1,407,834,922
NVFIII	1,235,310	13,906,205	13,959,004	-	13,959,004	35	13,958,969	13,958,969	-	13,958,969
NVGEII	766,637	8,745,674	10,357,260	8	10,357,268	-	10,357,268	10,357,268	-	10,357,268
NVIE6	3,743,468	38,281,884	43,049,880	-	43,049,880	81	43,049,799	43,019,167	30,632	43,049,799
NVLCP2	6,851,052	79,020,894	83,788,370	-	83,788,370	116	83,788,254	83,780,048	8,206	83,788,254
NVMGA2	28,174,553	285,483,802	339,221,612	-	339,221,612	83	339,221,529	339,221,529	-	339,221,529
NVMIG1	2,618,222	28,809,414	31,654,306	-	31,654,306	131	31,654,175	31,616,626	37,549	31,654,175
NVMIG6	10,812,679	114,132,633	129,860,280	-	129,860,280	42,460	129,817,820	129,813,503	4,317	129,817,820
NVMIVX	188,795	1,730,664	2,031,439	-	2,031,439	2	2,031,437	2,022,842	8,595	2,031,437
NVMIVZ	5,526,626	50,794,896	59,466,497	-	59,466,497	126	59,466,371	59,459,292	7,079	59,466,371
NVMLG1	1,147,535	11,888,665	10,258,964	30	10,258,994	-	10,258,994	10,220,466	38,528	10,258,994
NVMLG2	14,990,989	154,750,194	130,571,512	191	130,571,703	-	130,571,703	130,518,305	53,398	130,571,703

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMM2	124,758	124,758	124,758	1	124,759	-	124,759	124,759	-	124,759
NVMMG1	18,641,195	202,813,257	258,180,547	29	258,180,576	-	258,180,576	257,743,310	437,266	258,180,576
NVMMG2	12,641,911	121,271,439	160,805,113	553	160,805,666	-	160,805,666	160,767,539	38,127	160,805,666
NVMMV1	70,437	669,936	544,476	-	544,476	-	544,476	544,476	-	544,476
NVMMV2	27,203,403	255,376,991	211,914,506	321	211,914,827	-	211,914,827	211,836,954	77,873	211,914,827
NVNMO1	6,343,604	62,967,468	77,645,710	-	77,645,710	256	77,645,454	77,486,527	158,927	77,645,454
NVNMO2	3,701,422	40,743,679	44,528,103	-	44,528,103	85	44,528,018	44,522,365	5,653	44,528,018
NVNSR1	142,311	1,919,642	2,003,742	8	2,003,750	-	2,003,750	2,003,750	-	2,003,750
NVNSR2	7,269,583	93,627,388	102,283,027	796	102,283,823	-	102,283,823	102,250,745	33,078	102,283,823
NVOLG1	22,587,724	403,143,407	425,552,713	1,197	425,553,910	-	425,553,910	424,894,407	659,503	425,553,910
NVOLG2	15,992,935	271,205,710	297,788,445	-	297,788,445	289	297,788,156	297,599,928	188,228	297,788,156
NVRE1	5,150,315	36,017,432	37,391,288	-	37,391,288	283	37,391,005	37,235,512	155,493	37,391,005
NVRE2	10,562,033	70,244,783	75,729,779	-	75,729,779	11,573	75,718,206	75,696,655	21,551	75,718,206
NVSIX2	15,873,141	150,219,454	144,763,046	-	144,763,046	160	144,762,886	144,650,552	112,334	144,762,886
NVSTB2	15,414,068	158,722,054	160,152,171	-	160,152,171	150	160,152,021	160,138,621	13,400	160,152,021
NVTIV3	17,902,356	195,517,629	192,629,349	395	192,629,744	-	192,629,744	192,611,982	17,762	192,629,744
SAM	674,982,266	674,982,266	674,982,266	-	674,982,266	49,659	674,932,607	673,618,552	1,314,055	674,932,607
SCF	3,264,139	63,301,671	65,250,134	39	65,250,173	-	65,250,173	65,038,038	212,135	65,250,173
SCF2	2,483,769	42,710,392	45,378,459	-	45,378,459	41,595	45,336,864	45,295,758	41,106	45,336,864
SCGF	441,043	7,455,551	8,666,495	13	8,666,508	-	8,666,508	8,666,508	-	8,666,508
SCGF2	2,911,089	41,478,607	50,245,399	-	50,245,399	123	50,245,276	50,240,174	5,102	50,245,276
SCVF	2,501,029	27,640,763	21,934,024	404	21,934,428	-	21,934,428	21,823,005	111,423	21,934,428
SCVF2	4,530,566	44,464,885	37,875,530	-	37,875,530	61,145	37,814,385	37,813,407	978	37,814,385
TRF	5,560,013	65,602,961	130,827,095	849	130,827,944	-	130,827,944	130,225,742	602,202	130,827,944
TRF2	4,673,815	73,264,551	109,460,757	1,041	109,461,798	-	109,461,798	109,423,208	38,590	109,461,798
AMCG	451	13,590	17,953	313	18,266	-	18,266	-	18,266	18,266
AMINS	7,769	104,159	114,208	5	114,213	-	114,213	114,213	-	114,213
AMMCGS	104,368	2,798,537	3,763,505	-	3,763,505	97	3,763,408	3,763,408	-	3,763,408
AMSRS	529,672	11,837,931	16,255,627	133	16,255,760	-	16,255,760	16,216,468	39,292	16,255,760
AMTB	5,468,598	57,859,390	58,404,630	-	58,404,630	31	58,404,599	58,389,512	15,087	58,404,599
NOTB4	697,231	7,899,966	8,101,826	-	8,101,826	48	8,101,778	8,101,778	-	8,101,778
NOTG4	388,444	4,476,050	4,591,411	7	4,591,418	-	4,591,418	4,591,418	-	4,591,418
NOTMG4	547,252	6,421,423	6,654,584	-	6,654,584	15	6,654,569	6,654,569	-	6,654,569
PMUBA	5,722	59,814	60,598	4	60,602	-	60,602	60,602	-	60,602
PMVAAD	3,549,090	37,613,190	39,785,294	-	39,785,294	46	39,785,248	39,742,420	42,828	39,785,248

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVEBD	980,802	12,632,782	13,181,980	1,514	13,183,494	-	13,183,494	13,179,737	3,757	13,183,494
PMVFAD	1,528,953	15,769,039	16,099,874	452	16,100,326	-	16,100,326	16,100,326	-	16,100,326
PMVFHA	53,228	582,666	598,287	15	598,302	-	598,302	598,302	-	598,302
PMVHYD	39,850	304,819	319,196	22	319,218	-	319,218	319,218	-	319,218
PMVIV	162,186	1,743,229	1,785,667	45	1,785,712	-	1,785,712	1,785,712	-	1,785,712
PMVLAD	37,157,911	384,607,549	385,699,111	-	385,699,111	44,202	385,654,909	385,632,417	22,492	385,654,909
PMVRA	35,919	461,328	499,999	25	500,024	-	500,024	500,024	-	500,024
PMVRSD	17,830	113,418	109,298	1	109,299	-	109,299	109,299	-	109,299
PMVSTA	6,952,525	71,922,533	72,445,315	796	72,446,111	-	72,446,111	72,446,111	-	72,446,111
PMVTRD	33,841,362	371,789,249	392,221,384	12,536	392,233,920	-	392,233,920	392,219,285	14,635	392,233,920
PVEIB	413,930	9,795,446	10,559,359	-	10,559,359	10	10,559,349	10,559,349	-	10,559,349
PVGOB	503,890	5,684,105	7,331,600	81	7,331,681	-	7,331,681	7,331,681	-	7,331,681
PVIGIB	81,755	791,484	836,358	-	836,358	10	836,348	836,348	-	836,348
PVTIGB	742,282	10,843,647	12,232,800	-	12,232,800	181	12,232,619	12,143,675	88,944	12,232,619
HVSIT	1,323,180	15,770,426	16,632,371	-	16,632,371	97	16,632,274	16,628,460	3,814	16,632,274
ROCSC	30,576	257,301	226,565	-	226,565	7	226,558	226,558	-	226,558
TRHS2	5,699,899	237,903,156	330,366,136	-	330,366,136	1,010	330,365,126	330,010,263	354,863	330,365,126
VVGGS	69,635	824,602	813,331	-	813,331	16	813,315	813,315	-	813,315
VWBF	654,320	5,848,445	5,777,642	213	5,777,855	-	5,777,855	5,762,387	15,468	5,777,855
VWEM	884,577	11,697,123	14,940,512	206	14,940,718	-	14,940,718	14,922,367	18,351	14,940,718
VWHA	477,489	14,148,962	10,733,942	-	10,733,942	34	10,733,908	10,688,952	44,956	10,733,908
VWHAS	1,380,971	25,679,277	29,759,929	-	29,759,929	134	29,759,795	29,745,133	14,662	29,759,795
VRVDRA	127,151	2,265,306	2,251,837	-	2,251,837	18	2,251,819	2,251,819	-	2,251,819
SVDF	1,545	42,128	75,302	60	75,362	-	75,362	-	75,362	75,362
SVOF	9,676	237,313	286,692	-	286,692	582	286,110	-	286,110	286,110
WFVOG2	482	12,216	19,491	27	19,518	-	19,518	19,518	-	19,518
WFVSCG	9,223,399	98,147,834	135,768,429	-	135,768,429	47	135,768,382	135,764,009	4,373	135,768,382

Total (unaudited)			$59,291,266,825	$863,304	$59,292,130,129	$380,559	$59,291,749,570	$59,274,088,038	$17,661,532	$59,291,749,570

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVBWB	ALVDAA	ALVDAB	ALVGIB	ALVIVB	ALVSVA	ALVSVB
Reinvested dividends	$622,756,821	6,745	1,006	198,566	47,189	18,026	5,146	707,729
Mortality and expense risk charges (note 2)	(789,525,541)	(1,244)	(331)	(244,274)	(52,812)	(16,191)	(2,041)	(1,348,589)

Net investment income (loss)	(166,768,720)	5,501	675	(45,708)	(5,623)	1,835	3,105	(640,860)

Realized gain (loss) on investments	555,358,571	(1,567)	31	102,861	141,422	(53,219)	(53,692)	(5,375,199)
Change in unrealized gain (loss) on investments	2,892,786,117	14,494	2,197	299,157	(374,094)	78,134	58,449	7,341,087

Net gain (loss) on investments	3,448,144,688	12,927	2,228	402,018	(232,672)	24,915	4,757	1,965,888

Reinvested capital gains	2,411,773,593	9,611	-	-	194,656	-	23,554	4,359,733

Net increase (decrease) in contract owners’ equity resulting from operations	$5,693,149,561	28,039	2,903	356,310	(43,639)	26,750	31,416	5,684,761

Investment Activity:	ALMCS	AAEIP3	ARLPE3	ACVB	ACVCA	ACVI	ACVIG	ACVIG2
Reinvested dividends	$-	702	15,491	292,237	-	33	243,419	54,570
Mortality and expense risk charges (note 2)	(3,958)	(84)	(682)	(335,020)	(417)	(97)	(165,854)	(43,370)

Net investment income (loss)	(3,958)	618	14,809	(42,783)	(417)	(64)	77,565	11,200

Realized gain (loss) on investments	124,986	(292)	119	754,732	491	129	95,450	46,884
Change in unrealized gain (loss) on investments	(4,137)	(6,872)	(7,730)	1,026,097	8,731	1,289	446,782	79,600

Net gain (loss) on investments	120,849	(7,164)	(7,611)	1,780,829	9,222	1,418	542,232	126,484

Reinvested capital gains	61,772	-	2,193	884,695	3,684	98	620,921	163,459

Net increase (decrease) in contract owners’ equity resulting from operations	$178,663	(6,546)	9,391	2,622,741	12,489	1,452	1,240,718	301,143

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACVIP1	ACVIP2	ACVMV1	ACVMV2	ACVV2	AFGC	AFGF	AFHY
Reinvested dividends	$29,167	2,636,048	157,836	2,394,631	13,615	14,790	68,120	42,639
Mortality and expense risk charges (note 2)	(7,634)	(2,970,414)	(105,783)	(2,198,898)	(3,220)	(9,540)	(160,173)	(6,102)

Net investment income (loss)	21,533	(334,366)	52,053	195,733	10,395	5,250	(92,053)	36,537

Realized gain (loss) on investments	8,344	(631,533)	(163,750)	(1,335,632)	(17,138)	5,312	597,966	(26,092)
Change in unrealized gain (loss) on investments	128,343	15,530,923	(168,205)	2,377,797	75,206	29,640	4,535,121	22,444

Net gain (loss) on investments	136,687	14,899,390	(331,955)	1,042,165	58,068	34,952	5,133,087	(3,648)

Reinvested capital gains	-	-	-	-	-	16,139	285,408	-

Net increase (decrease) in contract owners’ equity resulting from operations	$158,220	14,565,024	(279,902)	1,237,898	68,463	56,341	5,326,442	32,889

Investment Activity:	AMVBC4	AMVCB4	AMVGS4	AMVI4	AMVNW4	AVPAP2	BRVED3	BRVHY3
Reinvested dividends	$8,908	3,912	623	1,275	-	10,616,488	4,242,209	1,657,962
Mortality and expense risk charges (note 2)	(2,613)	(794)	(2,980)	(1,708)	(25)	(10,714,363)	(3,159,697)	(501,459)

Net investment income (loss)	6,295	3,118	(2,357)	(433)	(25)	(97,875)	1,082,512	1,156,503

Realized gain (loss) on investments	(13,306)	2	16,727	30,165	1	6,575,301	2,506,394	405,060
Change in unrealized gain (loss) on investments	51,839	4,206	103,534	11,749	921	(7,037,210)	(5,505,137)	71,653

Net gain (loss) on investments	38,533	4,208	120,261	41,914	922	(461,909)	(2,998,743)	476,713

Reinvested capital gains	3,462	-	30,106	-	-	27,646,549	8,022,225	-

Net increase (decrease) in contract owners’ equity resulting from operations	$48,290	7,326	148,010	41,481	897	27,086,765	6,105,994	1,633,216

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	BRVTR3	MLVGA3	DCAP	DCAPS	DGI	DSIF	DSIFS	DSRG
Reinvested dividends	$7,053,788	4,068,802	208,016	477,347	97,940	3,331,213	1,595,755	420,435
Mortality and expense risk charges (note 2)	(5,265,219)	(5,248,674)	(350,147)	(1,317,379)	(169,594)	(2,824,123)	(1,785,004)	(508,406)

Net investment income (loss)	1,788,569	(1,179,872)	(142,131)	(840,032)	(71,654)	507,090	(189,249)	(87,971)

Realized gain (loss) on investments	2,240,827	(2,674,484)	(60,083)	(2,765,467)	721,633	14,942,940	9,563,141	1,492,526
Change in unrealized gain (loss) on investments	1,051,473	39,833,585	3,349,058	13,851,582	1,084,393	4,589,487	1,463,440	6,196,974

Net gain (loss) on investments	3,292,300	37,159,101	3,288,975	11,086,115	1,806,026	19,532,427	11,026,581	7,689,500

Reinvested capital gains	19,732,303	19,882,654	2,206,248	7,257,727	962,079	13,230,619	7,535,441	456,253

Net increase (decrease) in contract owners’ equity resulting from operations	$24,813,172	55,861,883	5,353,092	17,503,810	2,696,451	33,270,136	18,372,773	8,057,782

Investment Activity:	DVDLS	DVMCSS	DVSCS	CHSMM	CLVHY2	DWVSVS	DWVVLS	ETVFR
Reinvested dividends	$3,147	152,909	599,952	17,455	423,998	529,831	40,581	1,899,407
Mortality and expense risk charges (note 2)	(9,489)	(460,273)	(832,774)	(67,167)	(116,304)	(770,004)	(9,477)	(887,737)

Net investment income (loss)	(6,342)	(307,364)	(232,822)	(49,712)	307,694	(240,173)	31,104	1,011,670

Realized gain (loss) on investments	(17,665)	(1,360,261)	(1,340,694)	-	(177,622)	(2,289,240)	(63,348)	(1,150,357)
Change in unrealized gain (loss) on investments	148,083	3,983,603	4,360,485	-	101,082	(728,310)	(113,435)	(219,735)

Net gain (loss) on investments	130,418	2,623,342	3,019,791	-	(76,540)	(3,017,550)	(176,783)	(1,370,092)

Reinvested capital gains	-	-	3,416,214	-	-	3,020,876	110,827	-

Net increase (decrease) in contract owners’ equity resulting from operations	$124,076	2,315,978	6,203,183	(49,712)	231,154	(236,847)	(34,852)	(358,422)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FQB	FQBS	FVU2S	FAMP	FB2	FC2	FEI2	FEIP
Reinvested dividends	$137,250	399,466	10,726	1,263,235	9,037,028	10,789	4,439,334	4,336,638
Mortality and expense risk charges (note 2)	(65,156)	(230,893)	(7,509)	(1,125,326)	(9,679,453)	(422,124)	(4,144,505)	(3,210,590)

Net investment income (loss)	72,094	168,573	3,217	137,909	(642,425)	(411,335)	294,829	1,126,048

Realized gain (loss) on investments	(23,895)	48,716	539	566,670	13,396,754	551,280	(2,675,167)	8,579,802
Change in unrealized gain (loss) on investments	247,483	689,589	(7,642)	9,049,351	122,874,645	8,648,044	4,376,038	(9,914,679)

Net gain (loss) on investments	223,588	738,305	(7,103)	9,616,021	136,271,399	9,199,324	1,700,871	(1,334,877)

Reinvested capital gains	14,700	46,726	-	1,113,774	9,452,230	91,477	12,727,690	11,340,566

Net increase (decrease) in contract owners’ equity resulting from operations	$310,382	953,604	(3,886)	10,867,704	145,081,204	8,879,466	14,723,390	11,131,737

Investment Activity:	FEMS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2
Reinvested dividends	$77,951	63,913	2,940,583	88,103	4,010,965	159,280	712,759	189,470
Mortality and expense risk charges (note 2)	(152,385)	(69,449)	(3,873,623)	(103,888)	(5,692,673)	(176,951)	(1,111,455)	(7,269,355)

Net investment income (loss)	(74,434)	(5,536)	(933,040)	(15,785)	(1,681,708)	(17,671)	(398,696)	(7,079,885)

Realized gain (loss) on investments	(71,482)	39,952	5,595,015	159,410	7,938,773	264,049	833,188	12,923,529
Change in unrealized gain (loss) on investments	2,713,016	316,076	11,286,745	305,179	19,401,813	1,108,798	6,265,560	118,042,821

Net gain (loss) on investments	2,641,534	356,028	16,881,760	464,589	27,340,586	1,372,847	7,098,748	130,966,350

Reinvested capital gains	1,045,404	226,757	11,400,157	486,463	23,282,960	667,285	3,439,449	44,077,475

Net increase (decrease) in contract owners’ equity resulting from operations	$3,612,504	577,249	27,348,877	935,267	48,941,838	2,022,461	10,139,501	167,963,940

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGI2	FGP	FHIP	FIGBP2	FIGBS	FMC2	FMCS	FNRS2
Reinvested dividends	$10,560,199	335,485	1,659,730	18,904,010	323,260	820,474	78,918	1,038,728
Mortality and expense risk charges (note 2)	(7,149,052)	(5,989,561)	(447,254)	(12,349,553)	(200,673)	(3,212,694)	(186,596)	(648,749)

Net investment income (loss)	3,411,147	(5,654,076)	1,212,476	6,554,457	122,587	(2,392,220)	(107,678)	389,979

Realized gain (loss) on investments	880,094	31,571,724	(816,619)	2,431,547	155,323	(5,258,998)	(475,616)	(16,024,519)
Change in unrealized gain (loss) on investments	22,995,021	95,922,433	(107,392)	53,978,591	827,564	45,398,980	2,733,253	(3,474,100)

Net gain (loss) on investments	23,875,115	127,494,157	(924,011)	56,410,138	982,887	40,139,982	2,257,637	(19,498,619)

Reinvested capital gains	24,600,061	42,663,530	-	337,730	5,425	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,886,323	164,503,611	288,465	63,302,325	1,110,899	37,747,762	2,149,959	(19,108,640)

Investment Activity:	FO2	FOP	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2
Reinvested dividends	$195,293	211,505	153,201	36,893	44,294	349,671	1,284,467	7,472,551
Mortality and expense risk charges (note 2)	(1,375,286)	(638,776)	(110,662)	(40,451)	(60,294)	(120,207)	(1,351,364)	(1,390,036)

Net investment income (loss)	(1,179,993)	(427,271)	42,539	(3,558)	(16,000)	229,464	(66,897)	6,082,515

Realized gain (loss) on investments	1,346,325	2,046,992	(434,576)	(176,123)	79,333	505,950	(7,581,609)	(4,140,984)
Change in unrealized gain (loss) on investments	11,914,755	4,608,547	(786,567)	114,317	(51,309)	133,488	(7,827,403)	(8,446,562)

Net gain (loss) on investments	13,261,080	6,655,539	(1,221,143)	(61,806)	28,024	639,438	(15,409,012)	(12,587,546)

Reinvested capital gains	394,022	223,482	346,315	183,590	242,694	219,442	22,886,178	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,475,109	6,451,750	(832,289)	118,226	254,718	1,088,344	7,410,269	(6,505,031)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVIS2	FTVMD2	FTVRD2	FTVSI2	FTVSV2	TIF2	GVGMNS	GVMSAS
Reinvested dividends	$11,985,751	24,300	389,396	66,621	1,053,771	816,726	27,189	35,542
Mortality and expense risk charges (note 2)	(3,349,976)	(4,989)	(448,063)	(6,415)	(990,956)	(354,586)	(157,272)	(23,931)

Net investment income (loss)	8,635,775	19,311	(58,667)	60,206	62,815	462,140	(130,083)	11,611

Realized gain (loss) on investments	(9,642,551)	(183,482)	890,222	1,677	(8,019,412)	(1,726,209)	(9,595)	(6,493)
Change in unrealized gain (loss) on investments	(4,330,879)	52,548	1,536,152	(8,872)	8,027,291	745,350	199,596	83,033

Net gain (loss) on investments	(13,973,430)	(130,934)	2,426,374	(7,195)	7,879	(980,859)	190,001	76,540

Reinvested capital gains	169,774	19,464	1,651,377	-	4,481,966	-	140,736	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,167,881)	(92,159)	4,019,084	53,011	4,552,660	(518,719)	200,654	88,151

Investment Activity:	GVSSCS	RSRF	RVARS	ACEG2	IVBRA1	IVMCC2	OVAG	OVAG2
Reinvested dividends	$-	54	189,047	-	16,306	66,027	4,736	-
Mortality and expense risk charges (note 2)	(2,036)	(24)	(235,794)	(74,161)	(898)	(230,933)	(163,344)	(147,708)

Net investment income (loss)	(2,036)	30	(46,747)	(74,161)	15,408	(164,906)	(158,608)	(147,708)

Realized gain (loss) on investments	(76,049)	(34)	289,738	231,865	(3,006)	(642,523)	59,769	566,470
Change in unrealized gain (loss) on investments	93,322	316	531,346	1,090,134	(2,822)	(797,148)	3,295,764	5,243,073

Net gain (loss) on investments	17,273	282	821,084	1,321,999	(5,828)	(1,439,671)	3,355,533	5,809,543

Reinvested capital gains	6,194	-	-	407,683	10,512	2,854,756	987,369	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,431	312	774,337	1,655,521	20,092	1,250,179	4,184,294	5,661,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVB	OVGI	OVGIS	OVGS	OVGSS	OVIG	OVIGS	OVMS
Reinvested dividends	$525,521	159,786	1,948,228	883,083	516,131	14,118	361,524	488,561
Mortality and expense risk charges (note 2)	(220,423)	(138,736)	(2,606,051)	(1,692,849)	(1,812,595)	(7,161)	(888,137)	(312,795)

Net investment income (loss)	305,098	21,050	(657,823)	(809,766)	(1,296,464)	6,957	(526,613)	175,766

Realized gain (loss) on investments	305,879	(296,627)	(87,790)	1,562,636	1,035,373	1,877	1,209,804	453,668
Change in unrealized gain (loss) on investments	673,017	425,649	4,591,120	25,844,807	24,055,564	265,888	9,690,848	1,752,022

Net gain (loss) on investments	978,896	129,022	4,503,330	27,407,443	25,090,937	267,765	10,900,652	2,205,690

Reinvested capital gains	-	1,052,285	16,499,165	4,601,117	4,280,138	20,852	759,632	542,875

Net increase (decrease) in contract owners’ equity resulting from operations	$1,283,994	1,202,357	20,344,672	31,198,794	28,074,611	295,574	11,133,671	2,924,331

Investment Activity:	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRENG	WRHIP	WRMCG
Reinvested dividends	$87,192	274,677	28,055	342,478	2,709,854	902	4,619,338	-
Mortality and expense risk charges (note 2)	(20,066)	(75,434)	(59,629)	(1,463,621)	(2,342,707)	(267)	(1,048,858)	(2,200,444)

Net investment income (loss)	67,126	199,243	(31,574)	(1,121,143)	367,147	635	3,570,480	(2,200,444)

Realized gain (loss) on investments	(17,126)	(213,158)	(88,357)	(4,043,072)	(4,566,119)	(35,366)	(1,705,862)	7,631,430
Change in unrealized gain (loss) on investments	(29,481)	22,433	804,879	22,821,279	17,109,228	5,269	102,078	42,291,200

Net gain (loss) on investments	(46,607)	(190,725)	716,522	18,778,207	12,543,109	(30,097)	(1,603,784)	49,922,630

Reinvested capital gains	-	-	63,548	1,365,685	2,270,084	-	-	9,533,362

Net increase (decrease) in contract owners’ equity resulting from operations	$20,519	8,518	748,496	19,022,749	15,180,340	(29,462)	1,966,696	57,255,548

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP
Reinvested dividends	$144	33,897	629,761	67,074	92,660	23,034	59,565	356,727
Mortality and expense risk charges (note 2)	(59)	(8,201)	(139,375)	(20,971)	(20,222)	(6,111)	(22,150)	(79,500)

Net investment income (loss)	85	25,696	490,386	46,103	72,438	16,923	37,415	277,227

Realized gain (loss) on investments	(13)	(25,069)	(3,252,231)	7,031	(73,491)	(27,652)	34,959	(960,526)
Change in unrealized gain (loss) on investments	205	198,896	2,377,373	(158,979)	181,502	11,174	(36,460)	853,926

Net gain (loss) on investments	192	173,827	(874,858)	(151,948)	108,011	(16,478)	(1,501)	(106,600)

Reinvested capital gains	1,245	126,453	4,538,221	474,065	440,615	99,825	328,787	2,123,320

Net increase (decrease) in contract owners’ equity resulting from operations	$1,522	325,976	4,153,749	368,220	621,064	100,270	364,701	2,293,947

Investment Activity:	JPICB2	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	JAMGS
Reinvested dividends	$113,448	132,474	138,571	241,408	1,821,232	6,262	376,656	-
Mortality and expense risk charges (note 2)	(111,147)	(118,302)	(109,879)	(2,056,167)	(1,118,344)	(3,057,712)	(459,801)	(8,826)

Net investment income (loss)	2,301	14,172	28,692	(1,814,759)	702,888	(3,051,450)	(83,145)	(8,826)

Realized gain (loss) on investments	14,009	(386,443)	427,770	6,413,198	307,619	19,133,585	(1,425,501)	7,303
Change in unrealized gain (loss) on investments	340,235	(583,347)	564,318	29,872,031	4,742,566	45,789,129	5,767,855	170,784

Net gain (loss) on investments	354,244	(969,790)	992,088	36,285,229	5,050,185	64,922,714	4,342,354	178,087

Reinvested capital gains	-	552,718	139,006	11,065,723	-	18,176,029	-	161,114

Net increase (decrease) in contract owners’ equity resulting from operations	$356,545	(402,900)	1,159,786	45,536,193	5,753,073	80,047,293	4,259,209	330,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LZREMS	LOVSDC	LOVTRC	MNCPS2	M2IGSS	MNDSC	MV2RIS	MV3MVS
Reinvested dividends	$975,832	21,473	1,429,032	826	14,014	-	3,609	6,103
Mortality and expense risk charges (note 2)	(584,150)	(3,339)	(749,595)	(1,012)	(96,346)	(1,029,855)	(4,282)	(14,961)

Net investment income (loss)	391,682	18,134	679,437	(186)	(82,332)	(1,029,855)	(673)	(8,858)

Realized gain (loss) on investments	84,703	4,712	147,808	803	320,172	897,581	596	259,846
Change in unrealized gain (loss) on investments	(1,870,838)	(1,110)	1,010,463	58,501	334,654	19,781,130	119,367	195,801

Net gain (loss) on investments	(1,786,135)	3,602	1,158,271	59,304	654,826	20,678,711	119,963	455,647

Reinvested capital gains	-	-	1,137,197	2,321	616,125	7,137,846	6,887	25,208

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,394,453)	21,736	2,974,905	61,439	1,188,619	26,786,702	126,177	471,997

Investment Activity:	MVFSC	MVIGSC	MVIVSC	MVRBSS	MVUSC	MGRFV	MSEM	MSEMB
Reinvested dividends	$4,695,713	90,291	2,251,768	226	4,880	-	52,694	23,085
Mortality and expense risk charges (note 2)	(5,278,990)	(89,466)	(4,370,692)	(173)	(1,095)	(25)	(15,651)	(4,992)

Net investment income (loss)	(583,277)	825	(2,118,924)	53	3,785	(25)	37,043	18,093

Realized gain (loss) on investments	15,564,755	61,725	14,611,955	-	1,941	5	11,686	(15,707)
Change in unrealized gain (loss) on investments	(21,259,502)	1,390,774	30,766,651	1,535	1,679	429	(1,122)	13,365

Net gain (loss) on investments	(5,694,747)	1,452,499	45,378,606	1,535	3,620	434	10,564	(2,342)

Reinvested capital gains	15,780,598	95,218	5,890,827	-	5,774	16	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,502,574	1,548,542	49,150,509	1,588	13,179	425	47,607	15,751

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MSGI2	MSVF2	MSVFI	MSVRE	MSVREB	VKVGR2	DTRTFB	EIF
Reinvested dividends	$164,488	274,293	70,671	385	31	12,139	233,152	80,135
Mortality and expense risk charges (note 2)	(184,975)	(148,840)	(34,792)	(202)	(16)	(2,755)	(139,477)	(20,273)

Net investment income (loss)	(20,487)	125,453	35,879	183	15	9,384	93,675	59,862

Realized gain (loss) on investments	(227,510)	321,007	(19,255)	437	37	(17,918)	(102,653)	(39,797)
Change in unrealized gain (loss) on investments	(427,630)	21,281	19,638	(4,490)	(410)	(50,559)	(154,308)	13,091

Net gain (loss) on investments	(655,140)	342,288	383	(4,053)	(373)	(68,477)	(256,961)	(26,706)

Reinvested capital gains	180,156	110,047	25,834	382	34	5,725	-	198,620

Net increase (decrease) in contract owners’ equity resulting from operations	$(495,471)	577,788	62,096	(3,488)	(324)	(53,368)	(163,286)	231,776

Investment Activity:	EIF2	GBF	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2
Reinvested dividends	$5,053,485	4,066,912	3,656	139,543	814,201	146,887	96,438,421	71,734,017
Mortality and expense risk charges (note 2)	(4,419,377)	(2,843,112)	(902)	(92,345)	(761,844)	(157,855)	(95,744,173)	(49,869,862)

Net investment income (loss)	634,108	1,223,800	2,754	47,198	52,357	(10,968)	694,248	21,864,155

Realized gain (loss) on investments	10,781,073	3,392,985	(2,807)	97,223	407,354	(128,853)	222,903,220	45,870,426
Change in unrealized gain (loss) on investments	(11,682,135)	4,232,153	(3,075)	597,686	4,713,306	865,278	(60,999,522)	186,908,142

Net gain (loss) on investments	(901,062)	7,625,138	(5,882)	694,909	5,120,660	736,425	161,903,698	232,778,568

Reinvested capital gains	14,195,894	-	-	-	-	-	498,633,165	2,315,176

Net increase (decrease) in contract owners’ equity resulting from operations	$13,928,940	8,848,938	(3,128)	742,107	5,173,017	725,457	661,231,111	256,957,899

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA
Reinvested dividends	$2,394,129	57,589,214	5,223,030	1,360,608	897,164	12,951	16,967,192	336,355
Mortality and expense risk charges (note 2)	(5,578,211)	(50,744,120)	(11,226,382)	(9,171,941)	(9,887,521)	(3,435)	(14,567,076)	(2,374,827)

Net investment income (loss)	(3,184,082)	6,845,094	(6,003,352)	(7,811,333)	(8,990,357)	9,516	2,400,116	(2,038,472)

Realized gain (loss) on investments	17,116,010	161,179,276	42,948,641	28,809,588	6,106,765	1,327	18,570,506	5,286,855
Change in unrealized gain (loss) on investments	58,690,051	(85,963,665)	210,967,286	2,394,781	28,037,964	149,895	124,776,083	4,195,870

Net gain (loss) on investments	75,806,061	75,215,611	253,915,927	31,204,369	34,144,729	151,222	143,346,589	9,482,725

Reinvested capital gains	24,407,987	355,573,867	68,397,790	38,732,561	19,057,341	13,764	19,767,778	9,913,439

Net increase (decrease) in contract owners’ equity resulting from operations	$97,029,966	437,634,572	316,310,365	62,125,597	44,211,713	174,502	165,514,483	17,357,692

Investment Activity:	GVIDC	GVIDM	GVIX2	GVIX8	HIBF	IDPG2	IDPGI2	MCIF
Reinvested dividends	$644,948	2,604,824	79,673	2,154,882	2,800,453	1,298,187	568,178	3,025,769
Mortality and expense risk charges (note 2)	(9,316,570)	(28,669,853)	(16,087)	(1,468,027)	(839,976)	(15,135,585)	(6,555,899)	(3,717,239)

Net investment income (loss)	(8,671,622)	(26,065,029)	63,586	686,855	1,960,477	(13,837,398)	(5,987,721)	(691,470)

Realized gain (loss) on investments	(6,927,997)	37,055,227	(72,071)	(914,389)	(1,510,748)	3,276,761	871,475	(4,695,169)
Change in unrealized gain (loss) on investments	44,386,581	38,782,222	404,552	4,020,024	1,470,889	42,734,553	13,772,201	25,499,774

Net gain (loss) on investments	37,458,584	75,837,449	332,481	3,105,635	(39,859)	46,011,314	14,643,676	20,804,605

Reinvested capital gains	6,141,002	107,533,820	94,907	2,895,260	-	19,453,906	5,108,198	12,512,693

Net increase (decrease) in contract owners’ equity resulting from operations	$34,927,964	157,306,240	490,974	6,687,750	1,920,618	51,627,822	13,764,153	32,625,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MCIF2	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NJMMA2	NJNDE2
Reinvested dividends	$5,879	7,141,154	26,931,714	6,191,778	9,738,200	3,579,892	15,871	31,422
Mortality and expense risk charges (note 2)	(1,519)	(3,106,665)	(32,476,655)	(7,095,675)	(17,773,869)	(8,064,969)	(69,304)	(63,466)

Net investment income (loss)	4,360	4,034,489	(5,544,941)	(903,897)	(8,035,669)	(4,485,077)	(53,433)	(32,044)

Realized gain (loss) on investments	155	(2,395,637)	8,653,644	9,817,863	(1,848,401)	(1,094,678)	(7,374)	124,398
Change in unrealized gain (loss) on investments	74,244	2,666,844	46,610,911	(5,709,033)	80,996,485	24,853,664	212,085	1,405,050

Net gain (loss) on investments	74,399	271,207	55,264,555	4,108,830	79,148,084	23,758,986	204,711	1,529,448

Reinvested capital gains	2,255	-	86,354,607	31,204,125	-	-	21,619	183,973

Net increase (decrease) in contract owners’ equity resulting from operations	$81,014	4,305,696	136,074,221	34,409,058	71,112,415	19,273,909	172,897	1,681,377

Investment Activity:	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVBX	NVCBD1	NVCBD2	NVCCA2
Reinvested dividends	$493,281	1,266,072	45,274	1,836,423	23,953	100,135	2,532,163	21,631,855
Mortality and expense risk charges (note 2)	(407,128)	(1,863,510)	(12,622)	(605,844)	(4,621)	(53,324)	(1,564,688)	(33,155,871)

Net investment income (loss)	86,153	(597,438)	32,652	1,230,579	19,332	46,811	967,475	(11,524,016)

Realized gain (loss) on investments	(1,765,281)	(28,950,418)	17,102	118,030	407	95,546	948,141	(20,057,164)
Change in unrealized gain (loss) on investments	76,915	13,854,453	492,475	23,851,777	42,441	43,071	2,973,135	155,076,432

Net gain (loss) on investments	(1,688,366)	(15,095,965)	509,577	23,969,807	42,848	138,617	3,921,276	135,019,268

Reinvested capital gains	786,033	3,775,650	-	-	-	8,759	240,047	84,639,329

Net increase (decrease) in contract owners’ equity resulting from operations	$(816,180)	(11,917,753)	542,229	25,200,386	62,180	194,187	5,128,798	208,134,581

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2
Reinvested dividends	$1,690,580	3,094,298	3,808,398	18,366,120	809,750	13,341,502	1,890,774	2,319,619
Mortality and expense risk charges (note 2)	(9,947,376)	(4,458,624)	(10,040,704)	(32,752,237)	(1,164,530)	(28,050,331)	(20,939,722)	(19,022,654)

Net investment income (loss)	(8,256,796)	(1,364,326)	(6,232,306)	(14,386,117)	(354,780)	(14,708,829)	(19,048,948)	(16,703,035)

Realized gain (loss) on investments	(3,875,853)	(5,555,408)	140,443	(17,530,865)	(1,877,521)	(2,796,104)	19,140,775	21,600,925
Change in unrealized gain (loss) on investments	54,382,166	29,409,290	49,715,895	156,922,202	10,397,546	138,883,765	68,145,996	43,197,394

Net gain (loss) on investments	50,506,313	23,853,882	49,856,338	139,391,337	8,520,025	136,087,661	87,286,771	64,798,319

Reinvested capital gains	1,650,717	6,134,766	4,802,964	61,606,190	-	27,134,792	41,707,586	75,145,207

Net increase (decrease) in contract owners’ equity resulting from operations	$43,900,234	28,624,322	48,426,996	186,611,410	8,165,245	148,513,624	109,945,409	123,240,491

Investment Activity:	NVFIII	NVGEII	NVIE6	NVLCP2	NVMGA2	NVMIG1	NVMIG6	NVMIVX
Reinvested dividends	$153,340	114,490	373,643	1,844,714	9,412,569	246,763	726,370	-
Mortality and expense risk charges (note 2)	(111,337)	(64,588)	(604,301)	(1,019,976)	(4,274,049)	(327,884)	(1,522,211)	(5,275)

Net investment income (loss)	42,003	49,902	(230,658)	824,738	5,138,520	(81,121)	(795,841)	(5,275)

Realized gain (loss) on investments	89,918	22,058	(372,792)	52,195	3,702,050	(158,259)	4,936,050	9,799
Change in unrealized gain (loss) on investments	80,092	1,477,291	3,170,560	3,823,759	30,262,684	3,028,392	7,439,506	300,775

Net gain (loss) on investments	170,010	1,499,349	2,797,768	3,875,954	33,964,734	2,870,133	12,375,556	310,574

Reinvested capital gains	23,735	127	-	-	-	7,705,790	30,413,929	-

Net increase (decrease) in contract owners’ equity resulting from operations	$235,748	1,549,378	2,567,110	4,700,692	39,103,254	10,494,802	41,993,644	305,299

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1	NVMMG2	NVMMV1	NVMMV2
Reinvested dividends	$-	-	-	-	-	-	10,455	3,947,876
Mortality and expense risk charges (note 2)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	(2,343)	(2,702,892)

Net investment income (loss)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	8,112	1,244,984

Realized gain (loss) on investments	26,744	(343,568)	(5,645,050)	-	3,338,345	(2,870,257)	(56,266)	(19,539,277)
Change in unrealized gain (loss) on investments	8,671,600	(1,586,475)	(22,770,672)	-	69,513,875	50,710,093	31,556	13,000,740

Net gain (loss) on investments	8,698,344	(1,930,043)	(28,415,722)	-	72,852,220	47,839,836	(24,710)	(6,538,537)

Reinvested capital gains	-	4,298,354	59,714,220	-	27,150,124	18,235,243	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,533,529	2,249,998	29,491,577	(482)	97,442,626	64,085,635	(16,598)	(5,293,553)

Investment Activity:	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVOLG1	NVOLG2	NVRE1	NVRE2
Reinvested dividends	$293,337	130,625	13,792	700,196	5,129,719	3,008,389	560,028	956,756
Mortality and expense risk charges (note 2)	(913,238)	(601,855)	(23,012)	(1,412,843)	(5,110,643)	(4,216,572)	(494,635)	(1,249,163)

Net investment income (loss)	(619,901)	(471,230)	(9,220)	(712,647)	19,076	(1,208,183)	65,393	(292,407)

Realized gain (loss) on investments	1,360,270	677,632	(50,177)	(2,262,473)	2,943,052	(6,125,520)	(899,551)	(4,869,492)
Change in unrealized gain (loss) on investments	1,495,311	1,173,866	89,237	7,797,822	20,905,499	24,326,983	(2,653,247)	(3,464,714)

Net gain (loss) on investments	2,855,581	1,851,498	39,060	5,535,349	23,848,551	18,201,463	(3,552,798)	(8,334,206)

Reinvested capital gains	5,726,559	3,770,387	113,260	6,333,970	39,046,437	28,648,461	173,919	360,732

Net increase (decrease) in contract owners’ equity resulting from operations	$7,962,239	5,150,655	143,100	11,156,672	62,914,064	45,641,741	(3,313,486)	(8,265,881)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2
Reinvested dividends	$1,032,432	2,631,799	2,320,682	1,287,792	10,690	7,928	-	-
Mortality and expense risk charges (note 2)	(1,645,651)	(2,448,678)	(2,565,671)	(9,289,483)	(703,686)	(541,289)	(87,778)	(636,085)

Net investment income (loss)	(613,219)	183,121	(244,989)	(8,001,691)	(692,996)	(533,361)	(87,778)	(636,085)

Realized gain (loss) on investments	(10,356,062)	97,472	(5,878,017)	-	493,203	(3,540,249)	(25,114)	(3,734,176)
Change in unrealized gain (loss) on investments	28,236,068	1,782,083	16,654,967	-	8,723,690	10,238,949	1,606,843	13,030,364

Net gain (loss) on investments	17,880,006	1,879,555	10,776,950	-	9,216,893	6,698,700	1,581,729	9,296,188

Reinvested capital gains	4,881,037	-	-	-	2,257,009	1,673,776	890,439	5,810,636

Net increase (decrease) in contract owners’ equity resulting from operations	$22,147,824	2,062,676	10,531,961	(8,001,691)	10,780,906	7,839,115	2,384,390	14,470,739

Investment Activity:	SCVF	SCVF2	TRF	TRF2	AMCG	AMINS	AMMCGS	AMSRS
Reinvested dividends	$13,887	-	1,388,813	906,162	-	508	-	85,350
Mortality and expense risk charges (note 2)	(246,007)	(461,934)	(1,617,885)	(1,537,146)	(195)	(1,700)	(47,475)	(192,850)

Net investment income (loss)	(232,120)	(461,934)	(229,072)	(630,984)	(195)	(1,192)	(47,475)	(107,500)

Realized gain (loss) on investments	(2,725,354)	(5,499,684)	7,468,812	11,638,678	602	281	230,589	921,915
Change in unrealized gain (loss) on investments	3,190,050	7,734,569	(5,763,463)	(10,405,370)	3,505	6,678	645,314	981,140

Net gain (loss) on investments	464,696	2,234,885	1,705,349	1,233,308	4,107	6,959	875,903	1,903,055

Reinvested capital gains	95,691	164,124	8,921,899	7,573,076	643	5,136	165,824	586,266

Net increase (decrease) in contract owners’ equity resulting from operations	$328,267	1,937,075	10,398,176	8,175,400	4,555	10,903	994,252	2,381,821

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMTB	NOTB4	NOTG4	NOTMG4	PMUBA	PMVAAD	PMVEBD	PMVFAD
Reinvested dividends	$1,380,670	165,696	81,363	122,100	1,533	1,829,624	548,087	776,700
Mortality and expense risk charges (note 2)	(864,606)	(153,596)	(84,580)	(116,724)	(318)	(617,939)	(193,657)	(234,579)

Net investment income (loss)	516,064	12,100	(3,217)	5,376	1,215	1,211,685	354,430	542,121

Realized gain (loss) on investments	(436,992)	(114,989)	(62,227)	(93,956)	(34)	(551,472)	(83,687)	(269,513)
Change in unrealized gain (loss) on investments	834,815	233,121	173,119	231,249	1,178	1,364,870	234,660	964,385

Net gain (loss) on investments	397,823	118,132	110,892	137,293	1,144	813,398	150,973	694,872

Reinvested capital gains	-	123,258	-	55,340	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$913,887	253,490	107,675	198,009	2,359	2,025,083	505,403	1,236,993

Investment Activity:	PMVFHA	PMVHYD	PMVIV	PMVLAD	PMVRA	PMVRSD	PMVSTA	PMVTRD
Reinvested dividends	$34,769	13,009	25,422	4,180,500	4,344	5,742	779,022	7,548,770
Mortality and expense risk charges (note 2)	(2,572)	(1,233)	(3,750)	(5,649,631)	(1,417)	(404)	(997,833)	(5,685,938)

Net investment income (loss)	32,197	11,776	21,672	(1,469,131)	2,927	5,338	(218,811)	1,862,832

Realized gain (loss) on investments	6,976	517	114	(3,411,418)	993	(3,719)	(289,238)	(612,281)
Change in unrealized gain (loss) on investments	(8,301)	4,386	39,231	9,543,778	30,832	1,175	717,820	18,955,727

Net gain (loss) on investments	(1,325)	4,903	39,345	6,132,360	31,825	(2,544)	428,582	18,343,446

Reinvested capital gains	-	-	1,310	-	-	-	-	3,970,314

Net increase (decrease) in contract owners’ equity resulting from operations	$30,872	16,679	62,327	4,663,229	34,752	2,794	209,771	24,176,592

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PVEIB	PVGOB	PVIGIB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$45,075	1,766	-	290,199	-	2,018	-	5,975
Mortality and expense risk charges (note 2)	(58,154)	(77,339)	(1,679)	(215,025)	(243,599)	(830)	(4,433,248)	(2,137)

Net investment income (loss)	(13,079)	(75,573)	(1,679)	75,174	(243,599)	1,188	(4,433,248)	3,838

Realized gain (loss) on investments	(52,039)	231,208	2,065	(751,407)	(1,124,226)	(8,793)	9,717,089	133,222
Change in unrealized gain (loss) on investments	553,944	1,300,481	44,874	779,652	2,241,899	(20,551)	46,156,054	(48,044)

Net gain (loss) on investments	501,905	1,531,689	46,939	28,245	1,117,673	(29,344)	55,873,143	85,178

Reinvested capital gains	181,488	249,686	-	-	1,147,365	3,672	18,506,482	-

Net increase (decrease) in contract owners’ equity resulting from operations	$670,314	1,705,802	45,260	103,419	2,021,439	(24,484)	69,946,377	89,016

Investment Activity:	VWBF	VWEM	VWHA	VWHAS	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$384,861	272,367	80,079	166,721	1,298	22,774	-	1,147
Mortality and expense risk charges (note 2)	(74,467)	(179,192)	(118,884)	(351,569)	(1,997)	(23,241)	(795)	(3,465)

Net investment income (loss)	310,394	93,175	(38,805)	(184,848)	(699)	(467)	(795)	(2,318)

Realized gain (loss) on investments	(404,312)	304,885	(1,057,079)	(2,482,287)	23,576	(325,189)	2,005	15,968
Change in unrealized gain (loss) on investments	419,534	1,091,025	2,538,676	6,934,842	(12,110)	175,530	22,455	16,242

Net gain (loss) on investments	15,222	1,395,910	1,481,597	4,452,555	11,466	(149,659)	24,460	32,210

Reinvested capital gains	-	409,091	-	-	9,744	32,823	4,668	19,832

Net increase (decrease) in contract owners’ equity resulting from operations	$325,616	1,898,176	1,442,792	4,267,707	20,511	(117,303)	28,333	49,724

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WFVOG2	WFVSCG	IVKMG2	GVDIVI	GVDIV2	NVMLV1	NVMLV2	NVLM2
Reinvested dividends	$-	-	-	170,117	4,325,934	35,580	899,286	83,974
Mortality and expense risk charges (note 2)	(231)	(1,623,663)	(66,859)	(19,440)	(545,741)	(23,209)	(724,310)	(254,928)

Net investment income (loss)	(231)	(1,623,663)	(66,859)	150,677	3,780,193	12,371	174,976	(170,954)

Realized gain (loss) on investments	78	6,597,645	(4,628,635)	(1,076,727)	(21,222,686)	(1,983,705)	(54,039,806)	(433,200)
Change in unrealized gain (loss) on investments	4,626	40,369,257	(211,614)	606,641	10,584,849	641,489	17,609,902	(699,184)

Net gain (loss) on investments	4,704	46,966,902	(4,840,249)	(470,086)	(10,637,837)	(1,342,216)	(36,429,904)	(1,132,384)

Reinvested capital gains	1,205	5,832,761	4,067,445	-	-	949,299	27,160,406	1,120,928

Net increase (decrease) in contract owners’ equity resulting from operations	$5,678	51,176,000	(839,663)	(319,409)	(6,857,644)	(380,546)	(9,094,522)	(182,410)

Investment Activity:	NVLCA2
Reinvested dividends	$41,914
Mortality and expense risk charges (note 2)	(212,351)

Net investment income (loss)	(170,437)

Realized gain (loss) on investments	(519,117)
Change in unrealized gain (loss) on investments	(370,242)

Net gain (loss) on investments	(889,359)

Reinvested capital gains	218,908

Net increase (decrease) in contract owners’ equity resulting from operations	$(840,888)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVBWB		ALVDAA		ALVDAB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(166,768,720)	287,669,330	5,501	7,561	675	752	(45,708)	(4,426)
Realized gain (loss) on investments	555,358,571	624,926,283	(1,567)	(19,942)	31	371	102,861	123,805
Change in unrealized gain (loss) on investments	2,892,786,117	4,295,026,187	14,494	23,801	2,197	5,982	299,157	1,626,256
Reinvested capital gains	2,411,773,593	3,282,821,928	9,611	46,660	-	59	-	16,293

Net increase (decrease) in contract owners’ equity resulting from operations	5,693,149,561	8,490,443,728	28,039	58,080	2,903	7,164	356,310	1,761,928

Equity transactions:
Purchase payments received from contract owners (note 4)	2,993,224,859	3,434,033,211	-	-	-	-	108,764	81,163
Transfers between funds	-	-	911	(71,538)	5,833	805	(10,426)	(250,118)
Redemptions (notes 2, 3, and 4)	(4,899,317,672)	(5,314,983,070)	(4,373)	(20,497)	-	(2,948)	(999,714)	(1,166,675)
Adjustments to maintain reserves	236,004	(233,093)	6	(15)	1	(1)	135	(174)

Net equity transactions	(1,905,856,809)	(1,881,182,952)	(3,456)	(92,050)	5,834	(2,144)	(901,241)	(1,335,804)

Net change in contract owners’ equity	3,787,292,752	6,609,260,776	24,583	(33,970)	8,737	5,020	(544,931)	426,124
Contract owners’ equity at beginning of period	55,504,456,818	48,895,196,042	323,129	357,099	53,995	48,975	14,350,826	13,924,702

Contract owners’ equity at end of period	$59,291,749,570	55,504,456,818	347,712	323,129	62,732	53,995	13,805,895	14,350,826

CHANGE IN UNITS:
Beginning units	3,169,143,178	3,251,297,849	19,109	24,863	4,030	4,197	1,110,926	1,218,690
Units purchased	575,748,244	545,542,130	68	12	455	96	38,991	28,796
Units redeemed	(644,990,049)	(627,696,805)	(279)	(5,766)	-	(263)	(110,523)	(136,560)

Ending units	3,099,901,373	3,169,143,178	18,898	19,109	4,485	4,030	1,039,394	1,110,926

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVGIB		ALVIVB		ALVSVA		ALVSVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,623)	(20,197)	1,835	(3,073)	3,105	1,388	(640,860)	(1,268,791)
Realized gain (loss) on investments	141,422	221,641	(53,219)	(28,167)	(53,692)	(41,753)	(5,375,199)	(3,789,502)
Change in unrealized gain (loss) on investments	(374,094)	165,616	78,134	144,229	58,449	81,145	7,341,087	10,377,766
Reinvested capital gains	194,656	466,489	-	-	23,554	83,869	4,359,733	10,839,184

Net increase (decrease) in contract owners’ equity resulting from operations	(43,639)	833,549	26,750	112,989	31,416	124,649	5,684,761	16,158,657

Equity transactions:
Purchase payments received from contract owners (note 4)	71,880	21,988	126,152	403,246	492	73,010	4,449,764	4,249,639
Transfers between funds	(474,253)	(10,862)	205,479	127,175	(26,026)	(144,068)	2,554,146	(1,087,700)
Redemptions (notes 2, 3, and 4)	(309,216)	(399,054)	(18,177)	(21,362)	(106,866)	(155,254)	(7,147,143)	(9,041,656)
Adjustments to maintain reserves	22	(55)	44	(42)	18	(25)	37	109

Net equity transactions	(711,567)	(387,983)	313,498	509,017	(132,382)	(226,337)	(143,196)	(5,879,608)

Net change in contract owners’ equity	(755,206)	445,566	340,248	622,006	(100,966)	(101,688)	5,541,565	10,279,049
Contract owners’ equity at beginning of period	4,417,884	3,972,318	1,218,872	596,866	595,041	696,729	98,657,232	88,378,183

Contract owners’ equity at end of period	$3,662,678	4,417,884	1,559,120	1,218,872	494,075	595,041	104,198,797	98,657,232

CHANGE IN UNITS:
Beginning units	127,381	139,338	138,361	78,022	33,267	46,638	2,334,269	2,480,515
Units purchased	5,396	3,676	66,404	79,128	136,000	11,562	637,814	451,892
Units redeemed	(28,318)	(15,633)	(29,158)	(18,789)	(142,443)	(24,933)	(543,690)	(598,138)

Ending units	104,459	127,381	175,607	138,361	26,824	33,267	2,428,393	2,334,269

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALMCS		AAEIP3		ARLPE3		ACVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,958)	(3,506)	618	281	14,809	(360)	(42,783)	57,236
Realized gain (loss) on investments	124,986	27,121	(292)	16	119	60	754,732	1,032,579
Change in unrealized gain (loss) on investments	(4,137)	28,498	(6,872)	3,451	(7,730)	19,067	1,026,097	2,726,758
Reinvested capital gains	61,772	36,993	-	-	2,193	734	884,695	596,471

Net increase (decrease) in contract owners’ equity resulting from operations	178,663	89,106	(6,546)	3,748	9,391	19,501	2,622,741	4,413,044

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,000	-	-	-	636,105	270,246
Transfers between funds	34,789	(2,406)	3,351	996	70,437	-	173,252	(328,394)
Redemptions (notes 2, 3, and 4)	(17,314)	(96,820)	-	(256)	-	-	(4,220,049)	(3,177,310)
Adjustments to maintain reserves	(7)	7	(5)	(4)	3	-	116	80

Net equity transactions	17,468	(99,219)	8,346	736	70,440	-	(3,410,576)	(3,235,378)

Net change in contract owners’ equity	196,131	(10,113)	1,800	4,484	79,831	19,501	(787,835)	1,177,666
Contract owners’ equity at beginning of period	313,636	323,749	22,970	18,486	69,504	50,003	26,583,444	25,405,778

Contract owners’ equity at end of period	$509,767	313,636	24,770	22,970	149,335	69,504	25,795,609	26,583,444

CHANGE IN UNITS:
Beginning units	10,997	14,528	2,758	2,662	5,727	5,727	606,322	685,780
Units purchased	10,042	-	1,402	148	5,604	-	38,115	17,935
Units redeemed	(10,047)	(3,531)	(172)	(52)	(1)	-	(113,575)	(97,393)

Ending units	10,992	10,997	3,988	2,758	11,330	5,727	530,862	606,322

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVCA		ACVI		ACVIG		ACVIG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(417)	(423)	(64)	(36)	77,565	99,005	11,200	15,716
Realized gain (loss) on investments	491	439	129	(45)	95,450	747,998	46,884	104,491
Change in unrealized gain (loss) on investments	8,731	3,467	1,289	1,228	446,782	672,896	79,600	254,317
Reinvested capital gains	3,684	5,142	98	342	620,921	1,183,287	163,459	296,045

Net increase (decrease) in contract owners’ equity resulting from operations	12,489	8,625	1,452	1,489	1,240,718	2,703,186	301,143	670,569

Equity transactions:
Purchase payments received from contract owners (note 4)	855	(2,747)	877	850	67,711	131,923	21,661	14,540
Transfers between funds	-	(2,669)	-	-	(272,261)	(322,475)	27,301	41,798
Redemptions (notes 2, 3, and 4)	(3,945)	3,231	(1,595)	(1,383)	(686,571)	(1,828,658)	(425,266)	(262,307)
Adjustments to maintain reserves	369	19	102	14	(12)	(32)	67	(33)

Net equity transactions	(2,721)	(2,166)	(616)	(519)	(891,133)	(2,019,242)	(376,237)	(206,002)

Net change in contract owners’ equity	9,768	6,459	836	970	349,585	683,944	(75,094)	464,567
Contract owners’ equity at beginning of period	33,064	26,605	7,149	6,179	13,515,695	12,831,751	3,573,215	3,108,648

Contract owners’ equity at end of period	$42,832	33,064	7,985	7,149	13,865,280	13,515,695	3,498,121	3,573,215

CHANGE IN UNITS:
Beginning units	-	-	-	-	498,774	578,960	107,378	113,996
Units purchased	-	(64)	-	-	17,726	20,725	6,075	4,298
Units redeemed	-	64	-	-	(52,719)	(100,911)	(17,801)	(10,916)

Ending units	-	-	-	-	463,781	498,774	95,652	107,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP1		ACVIP2		ACVMV1		ACVMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$21,533	39,101	(334,366)	1,615,794	52,053	86,999	195,733	516,439
Realized gain (loss) on investments	8,344	(1,890)	(631,533)	(7,344,659)	(163,750)	125,277	(1,335,632)	1,868,400
Change in unrealized gain (loss) on investments	128,343	107,557	15,530,923	20,172,194	(168,205)	1,219,366	2,377,797	17,862,198
Reinvested capital gains	-	-	-	-	-	1,106,312	-	16,631,278

Net increase (decrease) in contract owners’ equity resulting from operations	158,220	144,768	14,565,024	14,443,329	(279,902)	2,537,954	1,237,898	36,878,315

Equity transactions:
Purchase payments received from contract owners (note 4)	79,610	113,025	7,640,691	4,734,622	232,370	149,699	6,782,379	5,719,305
Transfers between funds	(64,293)	77,307	4,469,975	(10,290,806)	(580,529)	(446,786)	119,440	(9,643,269)
Redemptions (notes 2, 3, and 4)	(137,005)	(20,775)	(18,101,631)	(22,735,145)	(929,299)	(1,183,247)	(12,668,276)	(13,820,215)
Adjustments to maintain reserves	14	(13)	129	(58)	19	(43)	(132)	190

Net equity transactions	(121,674)	169,544	(5,990,836)	(28,291,387)	(1,277,439)	(1,480,377)	(5,766,589)	(17,743,989)

Net change in contract owners’ equity	36,546	314,312	8,574,188	(13,848,058)	(1,557,341)	1,057,577	(4,528,691)	19,134,326
Contract owners’ equity at beginning of period	1,882,070	1,567,758	197,266,642	211,114,700	10,830,313	9,772,736	160,958,819	141,824,493

Contract owners’ equity at end of period	$1,918,616	1,882,070	205,840,830	197,266,642	9,272,972	10,830,313	156,430,128	160,958,819

CHANGE IN UNITS:
Beginning units	181,218	164,109	14,004,669	16,102,403	399,967	458,528	5,000,394	5,609,467
Units purchased	27,206	28,124	3,873,212	1,623,583	40,101	33,479	967,358	555,288
Units redeemed	(39,477)	(11,015)	(4,347,418)	(3,721,317)	(94,006)	(92,040)	(1,102,513)	(1,164,361)

Ending units	168,947	181,218	13,530,463	14,004,669	346,062	399,967	4,865,239	5,000,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV2		AFGC		AFGF		AFHY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10,395	-	5,250	5,486	(92,053)	(32,541)	36,537	24,794
Realized gain (loss) on investments	(17,138)	-	5,312	5,294	597,966	278,682	(26,092)	4,086
Change in unrealized gain (loss) on investments	75,206	-	29,640	15,891	4,535,121	1,287,502	22,444	20,068
Reinvested capital gains	-	-	16,139	-	285,408	1,052,808	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,463	-	56,341	26,671	5,326,442	2,586,451	32,889	48,948

Equity transactions:
Purchase payments received from contract owners (note 4)	300,295	-	614	490	26,460	9,631	12,777	2,460
Transfers between funds	2,700,809	-	102,376	(22,768)	145,044	(88,161)	23,707	57,298
Redemptions (notes 2, 3, and 4)	(8,511)	-	(36,916)	(47,142)	(900,522)	(902,662)	(53,376)	(13,518)
Adjustments to maintain reserves	38	-	(122)	114	572	(271)	50	(29)

Net equity transactions	2,992,631	-	65,952	(69,306)	(728,446)	(981,463)	(16,842)	46,211

Net change in contract owners’ equity	3,061,094	-	122,293	(42,635)	4,597,996	1,604,988	16,047	95,159
Contract owners’ equity at beginning of period	-	-	603,744	646,379	10,867,145	9,262,157	503,529	408,370

Contract owners’ equity at end of period	$3,061,094	-	726,037	603,744	15,465,141	10,867,145	519,576	503,529

CHANGE IN UNITS:
Beginning units	-	-	16,091	17,972	49,615	54,721	7,182	6,474
Units purchased	102,099	-	3,683	1,228	836	45	6,132	3,449
Units redeemed	(12,322)	-	(1,963)	(3,109)	(3,531)	(5,151)	(6,371)	(2,741)

Ending units	89,777	-	17,811	16,091	46,920	49,615	6,943	7,182

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVBC4		AMVCB4		AMVGS4		AMVI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,295	7,176	3,118	2,913	(2,357)	(1,827)	(433)	3,536
Realized gain (loss) on investments	(13,306)	(8,346)	2	19	16,727	233	30,165	(1,229)
Change in unrealized gain (loss) on investments	51,839	37,753	4,206	17,979	103,534	63,210	11,749	74,566
Reinvested capital gains	3,462	36,940	-	-	30,106	10,790	-	13,775

Net increase (decrease) in contract owners’ equity resulting from operations	48,290	73,523	7,326	20,911	148,010	72,406	41,481	90,648

Equity transactions:
Purchase payments received from contract owners (note 4)	406,458	384,916	22,423	13,810	-	-	3,595	134,536
Transfers between funds	21,950	(83,330)	-	-	(50,069)	320,909	(220,281)	(56,374)
Redemptions (notes 2, 3, and 4)	(118,182)	(32,690)	-	(4,271)	-	-	(6,588)	-
Adjustments to maintain reserves	18	(5)	(3)	(7)	4	(3)	6	(9)

Net equity transactions	310,244	268,891	22,420	9,532	(50,065)	320,906	(223,268)	78,153

Net change in contract owners’ equity	358,534	342,414	29,746	30,443	97,945	393,312	(181,787)	168,801
Contract owners’ equity at beginning of period	549,737	207,323	148,449	118,006	539,073	145,761	525,622	356,821

Contract owners’ equity at end of period	$908,271	549,737	178,195	148,449	637,018	539,073	343,835	525,622

CHANGE IN UNITS:
Beginning units	48,970	22,264	13,318	12,383	47,375	16,712	50,587	41,884
Units purchased	61,164	37,771	2,113	1,345	7,132	30,663	4,321	14,396
Units redeemed	(34,674)	(11,065)	-	(410)	(10,980)	-	(25,678)	(5,693)

Ending units	75,460	48,970	15,431	13,318	43,527	47,375	29,230	50,587

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVNW4		AVPAP2		BRVED3		BRVHY3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(25)	-	(97,875)	5,784,153	1,082,512	781,577	1,156,503	1,553,903
Realized gain (loss) on investments	1	-	6,575,301	7,554,193	2,506,394	3,668,505	405,060	(112,894)
Change in unrealized gain (loss) on investments	921	-	(7,037,210)	64,583,504	(5,505,137)	31,158,239	71,653	2,986,344
Reinvested capital gains	-	-	27,646,549	31,194,882	8,022,225	15,581,116	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	897	-	27,086,765	109,116,732	6,105,994	51,189,437	1,633,216	4,427,353

Equity transactions:
Purchase payments received from contract owners (note 4)	54,473	-	3,045,433	3,850,569	2,491,422	2,196,798	7,600,033	4,012,858
Transfers between funds	-	-	(14,034,343)	(5,661,280)	3,225,058	670,756	(18,253,349)	22,865,181
Redemptions (notes 2, 3, and 4)	1	-	(61,491,605)	(53,769,934)	(14,092,055)	(13,040,932)	(2,734,430)	(4,252,330)
Adjustments to maintain reserves	-	-	227	(302)	372	(404)	238	51

Net equity transactions	54,474	-	(72,480,288)	(55,580,947)	(8,375,203)	(10,173,782)	(13,387,508)	22,625,760

Net change in contract owners’ equity	55,371	-	(45,393,523)	53,535,785	(2,269,209)	41,015,655	(11,754,292)	27,053,113
Contract owners’ equity at beginning of period	-	-	751,824,542	698,288,757	242,435,051	201,419,396	49,966,508	22,913,395

Contract owners’ equity at end of period	$55,371	-	706,431,019	751,824,542	240,165,842	242,435,051	38,212,216	49,966,508

CHANGE IN UNITS:
Beginning units	-	-	48,793,019	52,660,875	16,520,109	17,237,659	4,274,867	2,224,850
Units purchased	4,129	-	818,999	712,086	2,371,669	1,851,615	2,079,781	4,751,354
Units redeemed	-	-	(5,646,868)	(4,579,942)	(2,875,395)	(2,569,165)	(3,248,883)	(2,701,337)

Ending units	4,129	-	43,965,150	48,793,019	16,016,383	16,520,109	3,105,765	4,274,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVTR3		MLVGA3		DCAP		DCAPS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,788,569	3,993,879	(1,179,872)	(1,297,423)	(142,131)	(41,613)	(840,032)	(534,615)
Realized gain (loss) on investments	2,240,827	339,629	(2,674,484)	(2,037,524)	(60,083)	(89,538)	(2,765,467)	(2,399,278)
Change in unrealized gain (loss) on investments	1,051,473	18,085,961	39,833,585	38,288,560	3,349,058	4,699,214	13,851,582	18,278,513
Reinvested capital gains	19,732,303	1,220,830	19,882,654	12,719,919	2,206,248	2,863,406	7,257,727	10,390,499

Net increase (decrease) in contract owners’ equity resulting from operations	24,813,172	23,640,299	55,861,883	47,673,532	5,353,092	7,431,469	17,503,810	25,735,119

Equity transactions:
Purchase payments received from contract owners (note 4)	45,520,896	53,225,836	10,420,363	4,826,980	122,884	227,218	276,951	774,157
Transfers between funds	3,841,409	(2,507,430)	(15,557,943)	(12,065,769)	(551,097)	(591,607)	(7,954,585)	(3,417,900)
Redemptions (notes 2, 3, and 4)	(19,113,736)	(15,392,639)	(24,938,205)	(25,960,964)	(3,748,153)	(2,463,890)	(9,747,558)	(10,792,495)
Adjustments to maintain reserves	1,584	(685)	1,976	324	434	(440)	(19)	117

Net equity transactions	30,250,153	35,325,082	(30,073,809)	(33,199,429)	(4,175,932)	(2,828,719)	(17,425,211)	(13,436,121)

Net change in contract owners’ equity	55,063,325	58,965,381	25,788,074	14,474,103	1,177,160	4,602,750	78,599	12,298,998
Contract owners’ equity at beginning of period	356,599,362	297,633,981	330,339,510	315,865,407	27,411,426	22,808,676	92,175,328	79,876,330

Contract owners’ equity at end of period	$411,662,687	356,599,362	356,127,584	330,339,510	28,588,586	27,411,426	92,253,927	92,175,328

CHANGE IN UNITS:
Beginning units	33,610,292	30,210,417	18,748,962	20,772,328	747,557	835,497	2,761,476	3,195,645
Units purchased	9,569,240	8,297,527	982,941	777,100	24,363	13,670	173,526	247,357
Units redeemed	(6,928,844)	(4,897,652)	(2,734,595)	(2,800,466)	(133,319)	(101,610)	(659,775)	(681,526)

Ending units	36,250,688	33,610,292	16,997,308	18,748,962	638,601	747,557	2,275,227	2,761,476

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DGI		DSIF		DSIFS		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(71,654)	(33,475)	507,090	796,857	(189,249)	(10,809)	(87,971)	52,860
Realized gain (loss) on investments	721,633	710,612	14,942,940	10,795,996	9,563,141	10,093,791	1,492,526	1,377,602
Change in unrealized gain (loss) on investments	1,084,393	981,180	4,589,487	32,140,364	1,463,440	16,166,722	6,196,974	7,455,471
Reinvested capital gains	962,079	1,462,853	13,230,619	11,036,439	7,535,441	6,860,537	456,253	1,178,797

Net increase (decrease) in contract owners’ equity resulting from operations	2,696,451	3,121,170	33,270,136	54,769,656	18,372,773	33,110,241	8,057,782	10,064,730

Equity transactions:
Purchase payments received from contract owners (note 4)	117,588	143,836	1,943,813	1,821,937	1,192,892	1,073,020	306,011	216,926
Transfers between funds	(133,331)	(343,645)	(4,738,686)	(3,921,658)	(7,753,500)	(5,030,114)	(478,496)	(102,715)
Redemptions (notes 2, 3, and 4)	(1,541,281)	(1,245,027)	(17,003,663)	(24,429,089)	(13,396,100)	(15,523,311)	(3,298,790)	(3,669,305)
Adjustments to maintain reserves	(75)	21	3,814	(2,467)	(289)	320	240	210

Net equity transactions	(1,557,099)	(1,444,815)	(19,794,722)	(26,531,277)	(19,956,997)	(19,480,085)	(3,471,035)	(3,554,884)

Net change in contract owners’ equity	1,139,352	1,676,355	13,475,414	28,238,379	(1,584,224)	13,630,156	4,586,747	6,509,846
Contract owners’ equity at beginning of period	13,553,274	11,876,919	223,875,113	195,636,734	134,098,845	120,468,689	38,792,373	32,282,527

Contract owners’ equity at end of period	$14,692,626	13,553,274	237,350,527	223,875,113	132,514,621	134,098,845	43,379,120	38,792,373

CHANGE IN UNITS:
Beginning units	396,354	442,636	2,915,046	3,296,757	3,569,193	4,135,263	660,931	729,093
Units purchased	8,477	6,680	50,198	57,670	227,878	228,217	11,398	9,842
Units redeemed	(55,336)	(52,962)	(310,808)	(439,381)	(756,993)	(794,287)	(68,994)	(78,004)

Ending units	349,495	396,354	2,654,436	2,915,046	3,040,078	3,569,193	603,335	660,931

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVDLS		DVMCSS		DVSCS		CHSMM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,342)	(11,400)	(307,364)	(377,026)	(232,822)	(378,098)	(49,712)	51,806
Realized gain (loss) on investments	(17,665)	(20,724)	(1,360,261)	(527,313)	(1,340,694)	1,870,302	-	-
Change in unrealized gain (loss) on investments	148,083	23,735	3,983,603	3,796,899	4,360,485	5,270,214	-	-
Reinvested capital gains	-	162,387	-	2,275,580	3,416,214	5,975,171	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	124,076	153,998	2,315,978	5,168,140	6,203,183	12,737,589	(49,712)	51,806

Equity transactions:
Purchase payments received from contract owners (note 4)	1,879	1,374	2,825,615	2,181,922	575,752	727,089	996,388	354,637
Transfers between funds	(97,576)	(66,711)	(885,733)	(320,658)	(1,143,532)	(731,981)	708,763	350,926
Redemptions (notes 2, 3, and 4)	(28,109)	(45,985)	(2,203,321)	(2,282,372)	(6,062,832)	(8,976,734)	(156,628)	(452,502)
Adjustments to maintain reserves	68	(74)	306	(43)	497	(511)	202	131

Net equity transactions	(123,738)	(111,396)	(263,133)	(421,151)	(6,630,115)	(8,982,137)	1,548,725	253,192

Net change in contract owners’ equity	338	42,602	2,052,845	4,746,989	(426,932)	3,755,452	1,499,013	304,998
Contract owners’ equity at beginning of period	840,273	797,671	33,147,670	28,400,681	68,747,841	64,992,389	5,397,812	5,092,814

Contract owners’ equity at end of period	$840,611	840,273	35,200,515	33,147,670	68,320,909	68,747,841	6,896,825	5,397,812

CHANGE IN UNITS:
Beginning units	33,308	37,666	2,526,416	2,557,928	1,588,614	1,815,204	539,381	514,302
Units purchased	3,630	1,424	684,702	378,657	199,221	145,078	976,790	328,768
Units redeemed	(8,479)	(5,782)	(687,519)	(410,169)	(338,767)	(371,668)	(823,831)	(303,689)

Ending units	28,459	33,308	2,523,599	2,526,416	1,449,068	1,588,614	692,340	539,381

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVHY2		DWVSVS		DWVVLS		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$307,694	258,043	(240,173)	(446,215)	31,104	24,488	1,011,670	2,007,350
Realized gain (loss) on investments	(177,622)	(32,063)	(2,289,240)	779,641	(63,348)	20,077	(1,150,357)	58,158
Change in unrealized gain (loss) on investments	101,082	462,870	(728,310)	7,604,064	(113,435)	231,936	(219,735)	1,839,155
Reinvested capital gains	-	-	3,020,876	4,715,968	110,827	166,089	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	231,154	688,850	(236,847)	12,653,458	(34,852)	442,590	(358,422)	3,904,663

Equity transactions:
Purchase payments received from contract owners (note 4)	2,301,937	1,173,796	4,274,652	5,848,265	26,781	83,215	1,732,191	4,350,576
Transfers between funds	(4,749,050)	7,028,508	(10,695)	(2,277,936)	(255,355)	(119,935)	(10,147,936)	(7,616,127)
Redemptions (notes 2, 3, and 4)	(1,039,245)	(524,344)	(3,760,339)	(4,624,912)	(88,857)	(88,082)	(4,887,139)	(6,436,803)
Adjustments to maintain reserves	66	(88)	685	(460)	7	24	1,323	8,624

Net equity transactions	(3,486,292)	7,677,872	504,303	(1,055,043)	(317,424)	(124,778)	(13,301,561)	(9,693,730)

Net change in contract owners’ equity	(3,255,138)	8,366,722	267,456	11,598,415	(352,276)	317,812	(13,659,983)	(5,789,067)
Contract owners’ equity at beginning of period	11,255,887	2,889,165	60,038,318	48,439,903	2,679,199	2,361,387	68,898,595	74,687,662

Contract owners’ equity at end of period	$8,000,749	11,255,887	60,305,774	60,038,318	2,326,923	2,679,199	55,238,612	68,898,595

CHANGE IN UNITS:
Beginning units	1,015,022	299,403	3,517,430	3,576,288	138,474	145,302	6,274,991	7,168,898
Units purchased	1,224,421	1,238,925	1,217,294	1,114,377	12,200	8,803	684,584	1,523,616
Units redeemed	(1,552,041)	(523,306)	(1,078,091)	(1,173,235)	(30,155)	(15,631)	(1,959,779)	(2,417,523)

Ending units	687,402	1,015,022	3,656,633	3,517,430	120,519	138,474	4,999,796	6,274,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQB		FQBS		FVU2S		FAMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,094	81,334	168,573	200,088	3,217	2,828	137,909	342,851
Realized gain (loss) on investments	(23,895)	(22,885)	48,716	(46,863)	539	57	566,670	181,209
Change in unrealized gain (loss) on investments	247,483	317,598	689,589	1,022,190	(7,642)	87,285	9,049,351	9,212,432
Reinvested capital gains	14,700	190	46,726	625	-	-	1,113,774	3,731,035

Net increase (decrease) in contract owners’ equity resulting from operations	310,382	376,237	953,604	1,176,040	(3,886)	90,170	10,867,704	13,467,527

Equity transactions:
Purchase payments received from contract owners (note 4)	21,036	20,562	61,146	23,521	770	2,494	613,585	571,281
Transfers between funds	357,547	(21,742)	(301,755)	(285,597)	(6,133)	19,873	(1,242,351)	(696,858)
Redemptions (notes 2, 3, and 4)	(440,862)	(546,431)	(1,023,268)	(1,387,888)	(26,003)	(27,079)	(6,295,739)	(10,186,594)
Adjustments to maintain reserves	37	(52)	151	(141)	41	(32)	968	(619)

Net equity transactions	(62,242)	(547,663)	(1,263,726)	(1,650,105)	(31,325)	(4,744)	(6,923,537)	(10,312,790)

Net change in contract owners’ equity	248,140	(171,426)	(310,122)	(474,065)	(35,211)	85,426	3,944,167	3,154,737
Contract owners’ equity at beginning of period	4,775,752	4,947,178	15,764,545	16,238,610	580,982	495,556	87,733,463	84,578,726

Contract owners’ equity at end of period	$5,023,892	4,775,752	15,454,423	15,764,545	545,771	580,982	91,677,630	87,733,463

CHANGE IN UNITS:
Beginning units	278,446	311,338	1,054,260	1,167,224	54,311	54,758	1,652,739	1,862,553
Units purchased	33,875	18,867	92,273	47,214	7,822	2,565	17,764	16,072
Units redeemed	(38,415)	(51,759)	(172,904)	(160,178)	(10,772)	(3,012)	(148,370)	(225,886)

Ending units	273,906	278,446	973,629	1,054,260	51,361	54,311	1,522,133	1,652,739

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FB2		FC2		FEI2		FEIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(642,425)	1,558,145	(411,335)	(25,755)	294,829	735,428	1,126,048	1,692,492
Realized gain (loss) on investments	13,396,754	1,195,420	551,280	6,264	(2,675,167)	4,361,002	8,579,802	(287,123)
Change in unrealized gain (loss) on investments	122,874,645	77,730,304	8,648,044	712,851	4,376,038	40,048,524	(9,914,679)	41,589,850
Reinvested capital gains	9,452,230	21,546,765	91,477	-	12,727,690	19,123,335	11,340,566	17,158,685

Net increase (decrease) in contract owners’ equity resulting from operations	145,081,204	102,030,634	8,879,466	693,360	14,723,390	64,268,289	11,131,737	60,153,904

Equity transactions:
Purchase payments received from contract owners (note 4)	104,365,833	138,155,428	39,289,577	6,486,940	15,633,916	12,034,054	1,899,699	1,881,713
Transfers between funds	(22,898,646)	25,217,414	6,908,433	3,983,586	(4,582,574)	(7,908,080)	(4,945,967)	(4,812,294)
Redemptions (notes 2, 3, and 4)	(30,161,347)	(21,606,372)	(863,592)	(80,413)	(25,496,332)	(29,592,328)	(19,536,751)	(27,936,449)
Adjustments to maintain reserves	644	1,227	(86)	(51)	33	(857)	2,953	(220)

Net equity transactions	51,306,484	141,767,697	45,334,332	10,390,062	(14,444,957)	(25,467,211)	(22,580,066)	(30,867,250)

Net change in contract owners’ equity	196,387,688	243,798,331	54,213,798	11,083,422	278,433	38,801,078	(11,448,329)	29,286,654
Contract owners’ equity at beginning of period	641,316,929	397,518,598	11,083,422	-	301,864,078	263,063,000	275,190,117	245,903,463

Contract owners’ equity at end of period	$837,704,617	641,316,929	65,297,220	11,083,422	302,142,511	301,864,078	263,741,788	275,190,117

CHANGE IN UNITS:
Beginning units	46,535,382	35,320,687	271,824	-	9,856,666	10,753,975	3,079,159	3,475,394
Units purchased	13,281,483	14,636,901	1,104,643	280,639	1,391,586	1,129,697	37,975	32,202
Units redeemed	(9,365,628)	(3,422,206)	(180,144)	(8,815)	(1,837,832)	(2,027,006)	(311,515)	(428,437)

Ending units	50,451,237	46,535,382	1,196,323	271,824	9,410,420	9,856,666	2,805,619	3,079,159

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEMS2		FF10S		FF10S2		FF20S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(74,434)	(1,908)	(5,536)	32,723	(933,040)	1,139,449	(15,785)	45,728
Realized gain (loss) on investments	(71,482)	318,771	39,952	20,246	5,595,015	3,214,681	159,410	102,549
Change in unrealized gain (loss) on investments	2,713,016	751,782	316,076	400,445	11,286,745	17,556,636	305,179	850,711
Reinvested capital gains	1,045,404	-	226,757	201,406	11,400,157	10,164,867	486,463	492,601

Net increase (decrease) in contract owners’ equity resulting from operations	3,612,504	1,068,645	577,249	654,820	27,348,877	32,075,633	935,267	1,491,589

Equity transactions:
Purchase payments received from contract owners (note 4)	4,836,365	2,103,423	117,652	44,106	10,363,774	12,869,654	94,990	250,743
Transfers between funds	10,396,671	2,385,232	532,376	127,427	26,660,689	11,270,056	193,829	146,441
Redemptions (notes 2, 3, and 4)	(333,868)	(302,829)	(550,557)	(257,892)	(30,168,057)	(24,077,768)	(1,651,312)	(2,114,725)
Adjustments to maintain reserves	53	(109)	20	(92)	118	(171)	52	(64)

Net equity transactions	14,899,221	4,185,717	99,491	(86,451)	6,856,524	61,771	(1,362,441)	(1,717,605)

Net change in contract owners’ equity	18,511,725	5,254,362	676,740	568,369	34,205,401	32,137,404	(427,174)	(226,016)
Contract owners’ equity at beginning of period	7,957,750	2,703,388	5,019,968	4,451,599	261,706,715	229,569,311	8,546,905	8,772,921

Contract owners’ equity at end of period	$26,469,475	7,957,750	5,696,708	5,019,968	295,912,116	261,706,715	8,119,731	8,546,905

CHANGE IN UNITS:
Beginning units	759,030	328,114	286,639	290,998	14,119,750	14,151,513	466,941	567,701
Units purchased	1,419,301	1,258,556	60,662	27,445	2,974,698	1,851,400	55,626	39,661
Units redeemed	(216,464)	(827,640)	(54,305)	(31,804)	(2,672,151)	(1,883,163)	(131,354)	(140,421)

Ending units	1,961,867	759,030	292,996	286,639	14,422,297	14,119,750	391,213	466,941

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF20S2		FF30S		FF30S2		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,681,708)	1,191,560	(17,671)	80,399	(398,696)	95,768	(7,079,885)	(5,924,342)
Realized gain (loss) on investments	7,938,773	10,103,519	264,049	363,304	833,188	642,056	12,923,529	6,112,922
Change in unrealized gain (loss) on investments	19,401,813	33,431,865	1,108,798	1,629,073	6,265,560	9,986,751	118,042,821	81,987,671
Reinvested capital gains	23,282,960	22,189,642	667,285	424,168	3,439,449	2,342,284	44,077,475	24,651,354

Net increase (decrease) in contract owners’ equity resulting from operations	48,941,838	66,916,586	2,022,461	2,496,944	10,139,501	13,066,859	167,963,940	106,827,605

Equity transactions:
Purchase payments received from contract owners (note 4)	3,710,881	4,358,055	608,759	757,846	6,073,449	4,902,139	80,012,857	30,514,729
Transfers between funds	(2,874,278)	(717,213)	264,893	366,010	(1,012,722)	520,483	(35,744,238)	(11,164,255)
Redemptions (notes 2, 3, and 4)	(35,591,691)	(46,742,011)	(912,580)	(1,303,919)	(4,657,233)	(7,184,811)	(36,471,301)	(39,725,779)
Adjustments to maintain reserves	26	(16)	33	1	300	(336)	682	(973)

Net equity transactions	(34,755,062)	(43,101,185)	(38,895)	(180,062)	403,794	(1,762,525)	7,798,000	(20,376,278)

Net change in contract owners’ equity	14,186,776	23,815,401	1,983,566	2,316,882	10,543,295	11,304,334	175,761,940	86,451,327
Contract owners’ equity at beginning of period	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306	426,854,619	340,403,292

Contract owners’ equity at end of period	$422,343,896	408,157,120	15,635,658	13,652,092	81,723,935	71,180,640	602,616,559	426,854,619

CHANGE IN UNITS:
Beginning units	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498	10,118,386	10,652,368
Units purchased	785,085	1,022,265	85,970	96,957	411,224	373,317	3,102,838	1,898,725
Units redeemed	(2,491,487)	(3,327,547)	(90,047)	(110,340)	(417,462)	(474,210)	(3,080,555)	(2,432,707)

Ending units	18,407,215	20,113,617	690,190	694,267	3,249,367	3,255,605	10,140,669	10,118,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FGP		FHIP		FIGBP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,411,147	8,272,130	(5,654,076)	(4,168,574)	1,212,476	1,394,752	6,554,457	9,392,999
Realized gain (loss) on investments	880,094	1,230,094	31,571,724	31,640,192	(816,619)	(393,199)	2,431,547	(1,833,859)
Change in unrealized gain (loss) on investments	22,995,021	58,950,274	95,922,433	56,539,514	(107,392)	3,765,049	53,978,591	46,333,027
Reinvested capital gains	24,600,061	31,114,208	42,663,530	24,159,048	-	-	337,730	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,886,323	99,566,706	164,503,611	108,170,180	288,465	4,766,602	63,302,325	53,892,167

Equity transactions:
Purchase payments received from contract owners (note 4)	79,200,094	111,327,713	2,545,670	3,255,207	278,090	555,725	99,115,438	132,763,863
Transfers between funds	2,969,829	27,321,875	(5,143,954)	(5,074,480)	(743,139)	(25,113)	40,553,320	11,953,340
Redemptions (notes 2, 3, and 4)	(18,581,583)	(14,420,418)	(34,547,196)	(39,481,277)	(2,965,155)	(4,488,734)	(49,584,847)	(44,651,860)
Adjustments to maintain reserves	93	5,141	8,899	490	431	(19)	(251)	139

Net equity transactions	63,588,433	124,234,311	(37,136,581)	(41,300,060)	(3,429,773)	(3,958,141)	90,083,660	100,065,482

Net change in contract owners’ equity	115,474,756	223,801,017	127,367,030	66,870,120	(3,141,308)	808,461	153,385,985	153,957,649
Contract owners’ equity at beginning of period	526,717,527	302,916,510	413,686,212	346,816,092	37,133,888	36,325,427	815,002,840	661,045,191

Contract owners’ equity at end of period	$642,192,283	526,717,527	541,053,242	413,686,212	33,992,580	37,133,888	968,388,825	815,002,840

CHANGE IN UNITS:
Beginning units	35,508,567	26,122,667	2,727,202	3,027,532	912,609	1,021,563	51,919,394	45,562,385
Units purchased	11,581,988	13,586,112	77,622	42,988	100,263	80,640	16,803,606	13,922,740
Units redeemed	(6,338,459)	(4,200,212)	(288,521)	(343,318)	(189,585)	(189,594)	(11,619,102)	(7,565,731)

Ending units	40,752,096	35,508,567	2,516,303	2,727,202	823,287	912,609	57,103,898	51,919,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBS		FMC2		FMCS		FNRS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$122,587	185,413	(2,392,220)	(2,048,750)	(107,678)	(88,717)	389,979	115,141
Realized gain (loss) on investments	155,323	16,513	(5,258,998)	132,747	(475,616)	16,259	(16,024,519)	(5,619,277)
Change in unrealized gain (loss) on investments	827,564	795,511	45,398,980	19,921,547	2,733,253	1,429,815	(3,474,100)	10,378,292
Reinvested capital gains	5,425	-	-	27,098,459	-	1,844,366	-	42,282

Net increase (decrease) in contract owners’ equity resulting from operations	1,110,899	997,437	37,747,762	45,104,003	2,149,959	3,201,723	(19,108,640)	4,916,438

Equity transactions:
Purchase payments received from contract owners (note 4)	244,010	192,959	1,832,622	2,308,149	285,085	328,352	2,697,530	3,047,920
Transfers between funds	2,596,937	2,289,414	(12,420,468)	2,963,502	(1,076,206)	(438,821)	1,443,803	(1,379,579)
Redemptions (notes 2, 3, and 4)	(2,050,631)	(1,597,976)	(20,774,762)	(25,682,161)	(1,466,190)	(1,817,718)	(4,325,508)	(7,046,678)
Adjustments to maintain reserves	(339)	588	(115)	(651)	52	(12)	368	546

Net equity transactions	789,977	884,985	(31,362,723)	(20,411,161)	(2,257,259)	(1,928,199)	(183,807)	(5,377,791)

Net change in contract owners’ equity	1,900,876	1,882,422	6,385,039	24,692,842	(107,300)	1,273,524	(19,292,447)	(461,353)
Contract owners’ equity at beginning of period	14,031,105	12,148,683	235,370,533	210,677,691	16,601,354	15,327,830	61,199,263	61,660,616

Contract owners’ equity at end of period	$15,931,981	14,031,105	241,755,572	235,370,533	16,494,054	16,601,354	41,906,816	61,199,263

CHANGE IN UNITS:
Beginning units	884,903	827,555	5,073,669	5,517,742	763,210	857,905	4,651,695	5,084,672
Units purchased	266,597	223,214	707,153	657,473	31,539	23,514	2,771,297	836,577
Units redeemed	(219,469)	(165,866)	(1,289,462)	(1,101,546)	(143,616)	(118,209)	(2,595,066)	(1,269,554)

Ending units	932,031	884,903	4,491,360	5,073,669	651,133	763,210	4,827,926	4,651,695

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FO2		FOP		FRESS2		FVSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,179,993)	(53,347)	(427,271)	185,981	42,539	10,330	(3,558)	8,454
Realized gain (loss) on investments	1,346,325	527,688	2,046,992	264,456	(434,576)	613,503	(176,123)	141,326
Change in unrealized gain (loss) on investments	11,914,755	17,367,722	4,608,547	9,153,417	(786,567)	616,391	114,317	535,939
Reinvested capital gains	394,022	3,542,648	223,482	1,802,471	346,315	119,367	183,590	370,679

Net increase (decrease) in contract owners’ equity resulting from operations	12,475,109	21,384,711	6,451,750	11,406,325	(832,289)	1,359,591	118,226	1,056,398

Equity transactions:
Purchase payments received from contract owners (note 4)	3,695,396	4,979,850	356,602	395,313	2,012,227	2,800,441	30,879	36,299
Transfers between funds	(5,448,641)	(5,116,469)	(1,153,638)	(574,556)	(1,620,875)	1,034,777	(175,456)	(106,393)
Redemptions (notes 2, 3, and 4)	(7,277,874)	(8,761,465)	(3,732,191)	(4,721,758)	(549,813)	(729,367)	(233,242)	(504,069)
Adjustments to maintain reserves	307	(1,005)	4,324	(562)	120	(111)	64	(104)

Net equity transactions	(9,030,812)	(8,899,089)	(4,524,903)	(4,901,563)	(158,341)	3,105,740	(377,755)	(574,267)

Net change in contract owners’ equity	3,444,297	12,485,622	1,926,847	6,504,762	(990,630)	4,465,331	(259,529)	482,131
Contract owners’ equity at beginning of period	97,608,720	85,123,098	52,253,815	45,749,053	9,190,357	4,725,026	3,882,954	3,400,823

Contract owners’ equity at end of period	$101,053,017	97,608,720	54,180,662	52,253,815	8,199,727	9,190,357	3,623,425	3,882,954

CHANGE IN UNITS:
Beginning units	3,623,703	3,960,462	1,360,073	1,502,540	666,837	412,769	130,997	152,249
Units purchased	411,609	512,929	23,533	23,245	296,197	864,013	11,356	17,775
Units redeemed	(731,295)	(849,688)	(148,873)	(165,712)	(318,659)	(609,945)	(27,727)	(39,027)

Ending units	3,304,017	3,623,703	1,234,733	1,360,073	644,375	666,837	114,626	130,997

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS2		FTVDM2		FTVFA2		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(16,000)	67	229,464	(40,416)	(66,897)	1,596,086	6,082,515	5,750,920
Realized gain (loss) on investments	79,333	289,174	505,950	131,287	(7,581,609)	(1,099,522)	(4,140,984)	(1,876,271)
Change in unrealized gain (loss) on investments	(51,309)	621,534	133,488	1,958,989	(7,827,403)	7,814,328	(8,446,562)	(3,306,061)
Reinvested capital gains	242,694	488,669	219,442	-	22,886,178	5,567,784	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,718	1,399,444	1,088,344	2,049,860	7,410,269	13,878,676	(6,505,031)	568,588

Equity transactions:
Purchase payments received from contract owners (note 4)	55,612	96,782	76,314	81,300	3,082,153	3,133,185	1,970,134	1,864,745
Transfers between funds	(31,179)	(65,388)	(969,992)	(292,128)	(5,132,409)	(1,514,091)	(4,573,274)	(3,481,159)
Redemptions (notes 2, 3, and 4)	(442,903)	(920,819)	(710,236)	(816,812)	(6,913,986)	(8,166,311)	(8,373,534)	(9,259,359)
Adjustments to maintain reserves	(250)	(42)	151	(195)	51	164	832	(50)

Net equity transactions	(418,720)	(889,467)	(1,603,763)	(1,027,835)	(8,964,191)	(6,547,053)	(10,975,842)	(10,875,823)

Net change in contract owners’ equity	(164,002)	509,977	(515,419)	1,022,025	(1,553,922)	7,331,623	(17,480,873)	(10,307,235)
Contract owners’ equity at beginning of period	5,213,386	4,703,409	9,772,585	8,750,560	86,937,569	79,605,946	99,297,262	109,604,497

Contract owners’ equity at end of period	$5,049,384	5,213,386	9,257,166	9,772,585	85,383,647	86,937,569	81,816,389	99,297,262

CHANGE IN UNITS:
Beginning units	126,904	151,463	795,837	889,456	5,922,543	6,404,078	10,542,396	11,681,077
Units purchased	7,592	7,398	48,613	84,418	635,283	414,497	985,446	830,317
Units redeemed	(19,130)	(31,957)	(192,023)	(178,037)	(1,267,716)	(896,032)	(2,229,270)	(1,968,998)

Ending units	115,366	126,904	652,427	795,837	5,290,110	5,922,543	9,298,572	10,542,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVIS2		FTVMD2		FTVRD2		FTVSI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,635,775	8,797,574	19,311	15,067	(58,667)	(73,670)	60,206	69,125
Realized gain (loss) on investments	(9,642,551)	418,114	(183,482)	(35,391)	890,222	1,876,192	1,677	(743)
Change in unrealized gain (loss) on investments	(4,330,879)	17,919,804	52,548	160,573	1,536,152	1,028,864	(8,872)	28,316
Reinvested capital gains	169,774	3,796,198	19,464	130,381	1,651,377	5,242,003	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,167,881)	30,931,690	(92,159)	270,630	4,019,084	8,073,389	53,011	96,698

Equity transactions:
Purchase payments received from contract owners (note 4)	6,797,487	7,134,017	27,673	131,769	663,579	142,778	12,424	-
Transfers between funds	(12,854,951)	(8,371,904)	(208,344)	(45,630)	(1,480,031)	(1,265,188)	119,120	263,985
Redemptions (notes 2, 3, and 4)	(17,871,532)	(20,732,607)	(248,850)	(58,088)	(5,406,750)	(3,756,813)	(9,105)	(26,401)
Adjustments to maintain reserves	294	21	(12)	4	(16)	53	12	(11)

Net equity transactions	(23,928,702)	(21,970,473)	(429,533)	28,055	(6,223,218)	(4,879,170)	122,451	237,573

Net change in contract owners’ equity	(29,096,583)	8,961,217	(521,692)	298,685	(2,204,134)	3,194,219	175,462	334,271
Contract owners’ equity at beginning of period	234,370,094	225,408,877	1,423,693	1,125,008	34,367,446	31,173,227	1,518,227	1,183,956

Contract owners’ equity at end of period	$205,273,511	234,370,094	902,001	1,423,693	32,163,312	34,367,446	1,693,689	1,518,227

CHANGE IN UNITS:
Beginning units	13,162,556	14,462,828	92,937	90,901	884,745	1,023,109	133,696	112,176
Units purchased	2,790,097	1,209,923	16,202	14,839	30,248	18,544	25,982	24,140
Units redeemed	(4,359,145)	(2,510,195)	(47,229)	(12,803)	(189,998)	(156,908)	(15,068)	(2,620)

Ending units	11,593,508	13,162,556	61,910	92,937	724,995	884,745	144,610	133,696

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSV2		TIF2		GVGMNS		GVMSAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,815	(331,083)	462,140	65,863	(130,083)	(19,536)	11,611	28,628
Realized gain (loss) on investments	(8,019,412)	(6,881,550)	(1,726,209)	(1,312,523)	(9,595)	114,046	(6,493)	99
Change in unrealized gain (loss) on investments	8,027,291	11,151,631	745,350	3,849,551	199,596	498,807	83,033	18,113
Reinvested capital gains	4,481,966	12,970,972	-	288,506	140,736	437,634	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,552,660	16,909,970	(518,719)	2,891,397	200,654	1,030,951	88,151	46,840

Equity transactions:
Purchase payments received from contract owners (note 4)	360,534	439,586	201,465	120,907	86,449	101,290	392,502	339,886
Transfers between funds	1,334,463	(1,351,421)	923,747	742,839	(509,709)	(1,579,720)	31,405	834,670
Redemptions (notes 2, 3, and 4)	(7,957,814)	(8,868,280)	(2,504,789)	(3,085,813)	(358,359)	(812,029)	(177,577)	(27,188)
Adjustments to maintain reserves	(7)	(28)	373	(324)	94	(158)	41	(22)

Net equity transactions	(6,262,824)	(9,780,143)	(1,379,204)	(2,222,391)	(781,525)	(2,290,617)	246,371	1,147,346

Net change in contract owners’ equity	(1,710,164)	7,129,827	(1,897,923)	669,006	(580,871)	(1,259,666)	334,522	1,194,186
Contract owners’ equity at beginning of period	78,834,487	71,704,660	28,327,657	27,658,651	10,483,665	11,743,331	1,625,373	431,187

Contract owners’ equity at end of period	$77,124,323	78,834,487	26,429,734	28,327,657	9,902,794	10,483,665	1,959,895	1,625,373

CHANGE IN UNITS:
Beginning units	1,819,674	2,065,774	1,265,143	1,368,003	818,810	1,013,151	161,311	45,915
Units purchased	319,406	167,079	154,535	96,404	40,394	42,841	52,919	118,159
Units redeemed	(420,714)	(413,179)	(207,064)	(199,264)	(103,846)	(237,182)	(29,356)	(2,763)

Ending units	1,718,366	1,819,674	1,212,614	1,265,143	755,358	818,810	184,874	161,311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVSSCS		RSRF		RVARS		ACEG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,036)	(1,784)	30	11	(46,747)	99,875	(74,161)	(67,260)
Realized gain (loss) on investments	(76,049)	(81,869)	(34)	(43)	289,738	86,467	231,865	163,904
Change in unrealized gain (loss) on investments	93,322	225,568	316	342	531,346	284,904	1,090,134	563,225
Reinvested capital gains	6,194	11,266	-	-	-	-	407,683	683,909

Net increase (decrease) in contract owners’ equity resulting from operations	21,431	153,181	312	310	774,337	471,246	1,655,521	1,343,778

Equity transactions:
Purchase payments received from contract owners (note 4)	28,251	39,328	-	-	78,463	86,385	99,060	14,648
Transfers between funds	(68,308)	(204,957)	377	657	35,743	(245,460)	265,090	(90,376)
Redemptions (notes 2, 3, and 4)	(12,930)	(169,368)	-	-	(1,025,216)	(1,066,594)	(531,783)	(556,007)
Adjustments to maintain reserves	41	5	(2)	2	306	(224)	224	(121)

Net equity transactions	(52,946)	(334,992)	375	659	(910,704)	(1,225,893)	(167,409)	(631,856)

Net change in contract owners’ equity	(31,515)	(181,811)	687	969	(136,367)	(754,647)	1,488,112	711,922
Contract owners’ equity at beginning of period	543,956	725,767	6,202	5,233	13,888,315	14,642,962	4,737,817	4,025,895

Contract owners’ equity at end of period	$512,441	543,956	6,889	6,202	13,751,948	13,888,315	6,225,929	4,737,817

CHANGE IN UNITS:
Beginning units	27,823	45,953	637	565	1,412,374	1,539,831	202,090	231,155
Units purchased	5,076	5,594	51	90	498,636	97,764	72,151	26,065
Units redeemed	(8,590)	(23,724)	(11)	(18)	(586,378)	(225,221)	(84,770)	(55,130)

Ending units	24,309	27,823	677	637	1,324,632	1,412,374	189,471	202,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA1		IVMCC2		OVAG		OVAG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,408	(918)	(164,906)	(210,144)	(158,608)	(145,240)	(147,708)	-
Realized gain (loss) on investments	(3,006)	(6,584)	(642,523)	(527,815)	59,769	245,559	566,470	-
Change in unrealized gain (loss) on investments	(2,822)	34,988	(797,148)	2,095,074	3,295,764	1,844,169	5,243,073	-
Reinvested capital gains	10,512	-	2,854,756	1,579,235	987,369	1,343,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,092	27,486	1,250,179	2,936,350	4,184,294	3,288,067	5,661,835	-

Equity transactions:
Purchase payments received from contract owners (note 4)	51,717	-	183,517	23,338	218,062	152,929	7,337	-
Transfers between funds	69	731	(1,014)	(2,887)	(638,773)	710,234	12,644,905	-
Redemptions (notes 2, 3, and 4)	(9,927)	(24,268)	(1,150,421)	(755,604)	(1,114,089)	(1,018,964)	(925,059)	-
Adjustments to maintain reserves	1	3	267	(308)	45	(93)	(193,218)	-

Net equity transactions	41,860	(23,534)	(967,651)	(735,461)	(1,534,755)	(155,894)	11,533,965	-

Net change in contract owners’ equity	61,952	3,952	282,528	2,200,889	2,649,539	3,132,173	17,195,800	-
Contract owners’ equity at beginning of period	201,364	197,412	15,003,231	12,802,342	12,110,594	8,978,421	-	-

Contract owners’ equity at end of period	$263,316	201,364	15,285,759	15,003,231	14,760,133	12,110,594	17,195,800	-

CHANGE IN UNITS:
Beginning units	15,517	17,442	923,919	968,161	815,351	831,417	-	-
Units purchased	3,755	58	124,849	72,379	68,245	138,718	1,454,361	-
Units redeemed	(792)	(1,983)	(169,968)	(116,621)	(168,080)	(154,784)	(280,335)	-

Ending units	18,480	15,517	878,800	923,919	715,516	815,351	1,174,026	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVB		OVGI		OVGIS		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$305,098	324,766	21,050	(22,365)	(657,823)	(1,322,494)	(809,766)	(542,373)
Realized gain (loss) on investments	305,879	145,032	(296,627)	25,910	(87,790)	13,057,985	1,562,636	9,260,073
Change in unrealized gain (loss) on investments	673,017	780,631	425,649	1,103,086	4,591,120	5,536,661	25,844,807	5,981,307
Reinvested capital gains	-	-	1,052,285	1,822,125	16,499,165	29,929,637	4,601,117	18,480,518

Net increase (decrease) in contract owners’ equity resulting from operations	1,283,994	1,250,429	1,202,357	2,928,756	20,344,672	47,201,789	31,198,794	33,179,525

Equity transactions:
Purchase payments received from contract owners (note 4)	280,717	175,951	316,883	352,819	4,283,744	4,259,912	973,946	1,013,852
Transfers between funds	2,374,467	(173,694)	(451,853)	65,773	(14,548,227)	(3,146,731)	(3,772,389)	(3,242,625)
Redemptions (notes 2, 3, and 4)	(1,859,226)	(2,131,409)	(973,629)	(1,605,426)	(17,295,787)	(21,175,795)	(10,866,285)	(13,885,861)
Adjustments to maintain reserves	78	(8)	32	(105)	1,214	(255)	(77)	32

Net equity transactions	796,036	(2,129,160)	(1,108,567)	(1,186,939)	(27,559,056)	(20,062,869)	(13,664,805)	(16,114,602)

Net change in contract owners’ equity	2,080,030	(878,731)	93,790	1,741,817	(7,214,384)	27,138,920	17,533,989	17,064,923
Contract owners’ equity at beginning of period	15,402,935	16,281,666	11,737,375	9,995,558	188,963,813	161,824,893	133,230,682	116,165,759

Contract owners’ equity at end of period	$17,482,965	15,402,935	11,831,165	11,737,375	181,749,429	188,963,813	150,764,671	133,230,682

CHANGE IN UNITS:
Beginning units	696,890	792,366	512,894	569,239	5,494,477	6,094,730	1,606,006	1,827,157
Units purchased	142,422	27,494	49,247	41,011	449,138	730,785	26,972	25,866
Units redeemed	(125,504)	(122,970)	(102,390)	(97,356)	(1,226,977)	(1,331,038)	(188,658)	(247,017)

Ending units	713,808	696,890	459,751	512,894	4,716,638	5,494,477	1,444,320	1,606,006

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGSS		OVIG		OVIGS		OVMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,296,464)	(1,063,723)	6,957	9,063	(526,613)	(474,865)	175,766	213,609
Realized gain (loss) on investments	1,035,373	(635,655)	1,877	3,933	1,209,804	323,135	453,668	(88,918)
Change in unrealized gain (loss) on investments	24,055,564	13,483,731	265,888	282,821	9,690,848	10,222,603	1,752,022	2,977,265
Reinvested capital gains	4,280,138	18,439,810	20,852	78,188	759,632	2,694,175	542,875	374,032

Net increase (decrease) in contract owners’ equity resulting from operations	28,074,611	30,224,163	295,574	374,005	11,133,671	12,765,048	2,924,331	3,475,988

Equity transactions:
Purchase payments received from contract owners (note 4)	4,994,833	4,812,964	28,316	101,417	5,223,899	4,448,564	102,242	259,440
Transfers between funds	(11,153,015)	(3,479,061)	(144,693)	(17,173)	(6,590,724)	104,629	701,869	(238,619)
Redemptions (notes 2, 3, and 4)	(11,199,118)	(10,604,024)	(161,553)	(44,667)	(3,035,104)	(3,214,678)	(1,886,640)	(3,132,199)
Adjustments to maintain reserves	559	(16)	16	3	321	(360)	(33)	148

Net equity transactions	(17,356,741)	(9,270,137)	(277,914)	39,580	(4,401,608)	1,338,155	(1,082,562)	(3,111,230)

Net change in contract owners’ equity	10,717,870	20,954,026	17,660	413,585	6,732,063	14,103,203	1,841,769	364,758
Contract owners’ equity at beginning of period	126,494,146	105,540,120	1,722,366	1,308,781	61,577,746	47,474,543	23,247,612	22,882,854

Contract owners’ equity at end of period	$137,212,016	126,494,146	1,740,026	1,722,366	68,309,809	61,577,746	25,089,381	23,247,612

CHANGE IN UNITS:
Beginning units	2,963,169	3,193,358	124,703	121,300	5,652,376	5,495,598	618,103	706,855
Units purchased	175,409	489,662	9,729	16,324	871,867	1,094,375	37,474	8,556
Units redeemed	(581,537)	(719,851)	(30,194)	(12,921)	(1,265,647)	(937,597)	(67,970)	(97,308)

Ending units	2,557,041	2,963,169	104,238	124,703	5,258,596	5,652,376	587,607	618,103

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSBS		OVSC		OVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$67,126	38,091	199,243	118,248	(31,574)	(61,329)	(1,121,143)	(1,517,736)
Realized gain (loss) on investments	(17,126)	(7,696)	(213,158)	(121,219)	(88,357)	(244,991)	(4,043,072)	(1,306,249)
Change in unrealized gain (loss) on investments	(29,481)	107,139	22,433	544,338	804,879	954,808	22,821,279	14,523,402
Reinvested capital gains	-	-	-	-	63,548	531,307	1,365,685	9,136,201

Net increase (decrease) in contract owners’ equity resulting from operations	20,519	137,534	8,518	541,367	748,496	1,179,795	19,022,749	20,835,618

Equity transactions:
Purchase payments received from contract owners (note 4)	43,814	95,229	9,209	41,922	82,041	170,919	4,706,038	4,228,781
Transfers between funds	(122,065)	216,963	(646,561)	(43,837)	(86,328)	(407,718)	(4,740,638)	1,041,515
Redemptions (notes 2, 3, and 4)	(82,805)	(178,075)	(649,612)	(930,178)	(392,046)	(1,267,711)	(7,464,958)	(9,030,954)
Adjustments to maintain reserves	39	(32)	166	(173)	59	(31)	(38,614)	36

Net equity transactions	(161,017)	134,085	(1,286,798)	(932,266)	(396,274)	(1,504,541)	(7,538,172)	(3,760,622)

Net change in contract owners’ equity	(140,498)	271,619	(1,278,280)	(390,899)	352,222	(324,746)	11,484,577	17,074,996
Contract owners’ equity at beginning of period	1,696,709	1,425,090	5,970,544	6,361,443	5,101,238	5,425,984	102,535,833	85,460,837

Contract owners’ equity at end of period	$1,556,211	1,696,709	4,692,264	5,970,544	5,453,460	5,101,238	114,020,410	102,535,833

CHANGE IN UNITS:
Beginning units	152,056	139,910	550,096	639,787	221,936	294,895	2,265,629	2,344,905
Units purchased	9,950	31,913	24,336	30,231	48,201	16,690	536,662	298,240
Units redeemed	(25,377)	(19,767)	(147,883)	(119,922)	(69,647)	(89,649)	(661,685)	(377,516)

Ending units	136,629	152,056	426,549	550,096	200,490	221,936	2,140,606	2,265,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRENG		WRHIP		WRMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$367,147	545,123	635	(24)	3,570,480	3,908,145	(2,200,444)	(1,784,952)
Realized gain (loss) on investments	(4,566,119)	(9,101,876)	(35,366)	(489)	(1,705,862)	270,893	7,631,430	4,210,081
Change in unrealized gain (loss) on investments	17,109,228	29,568,535	5,269	237	102,078	2,905,154	42,291,200	12,048,222
Reinvested capital gains	2,270,084	5,896,850	-	-	-	-	9,533,362	17,779,311

Net increase (decrease) in contract owners’ equity resulting from operations	15,180,340	26,908,632	(29,462)	(276)	1,966,696	7,084,192	57,255,548	32,252,662

Equity transactions:
Purchase payments received from contract owners (note 4)	1,349,260	1,843,172	-	7,405	768,664	981,568	26,864,373	12,040,686
Transfers between funds	(7,546,461)	(7,931,893)	72,534	1,391	(5,945,460)	(6,679,649)	(5,835,398)	3,740,928
Redemptions (notes 2, 3, and 4)	(14,649,051)	(12,631,736)	(271)	(999)	(5,831,060)	(7,467,747)	(10,095,898)	(8,600,270)
Adjustments to maintain reserves	287	371	(4)	(3)	448	(516)	(138)	64

Net equity transactions	(20,845,965)	(18,720,086)	72,259	7,794	(11,007,408)	(13,166,344)	10,932,939	7,181,408

Net change in contract owners’ equity	(5,665,625)	8,188,546	42,797	7,518	(9,040,712)	(6,082,152)	68,188,487	39,434,070
Contract owners’ equity at beginning of period	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763	128,785,824	89,351,754

Contract owners’ equity at end of period	$146,144,790	151,810,415	52,658	9,861	64,032,899	73,073,611	196,974,311	128,785,824

CHANGE IN UNITS:
Beginning units	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517	5,847,898	5,510,204
Units purchased	256,130	234,010	25,512	1,301	313,401	538,582	2,317,035	2,383,800
Units redeemed	(1,490,630)	(1,396,912)	(14,079)	(154)	(1,167,696)	(1,532,647)	(2,079,687)	(2,046,106)

Ending units	7,535,428	8,769,928	12,952	1,519	4,488,157	5,342,452	6,085,246	5,847,898

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$85	533	25,696	21,589	490,386	1,051,536	46,103	136,298
Realized gain (loss) on investments	(13)	(809)	(25,069)	6,255	(3,252,231)	(1,314,170)	7,031	(43,052)
Change in unrealized gain (loss) on investments	205	1,648	198,896	77,498	2,377,373	4,530,873	(158,979)	620,476
Reinvested capital gains	1,245	1,981	126,453	66,515	4,538,221	4,189,120	474,065	507,353

Net increase (decrease) in contract owners’ equity resulting from operations	1,522	3,353	325,976	171,857	4,153,749	8,457,359	368,220	1,221,075

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,075,363	715,612	150	151,800
Transfers between funds	101	(13,372)	1,875,608	1,301,233	(1,769,106)	(1,136,978)	910	(3,167)
Redemptions (notes 2, 3, and 4)	-	-	(541,764)	(1,649,787)	(9,793,058)	(8,881,496)	(1,152,628)	(3,428,075)
Adjustments to maintain reserves	(1)	(9)	(28)	3	23	4	(5)	-

Net equity transactions	100	(13,381)	1,333,816	(348,551)	(10,486,778)	(9,302,858)	(1,151,573)	(3,279,442)

Net change in contract owners’ equity	1,622	(10,028)	1,659,792	(176,694)	(6,333,029)	(845,499)	(783,353)	(2,058,367)
Contract owners’ equity at beginning of period	9,996	20,024	1,109,891	1,286,585	42,643,759	43,489,258	5,519,034	7,577,401

Contract owners’ equity at end of period	$11,618	9,996	2,769,683	1,109,891	36,310,730	42,643,759	4,735,681	5,519,034

CHANGE IN UNITS:
Beginning units	567	1,382	64,536	85,500	1,964,771	2,422,804	376,811	614,350
Units purchased	6	8	110,688	79,101	81,894	36,363	1,239	11,310
Units redeemed	-	(823)	(31,709)	(100,065)	(587,545)	(494,396)	(81,847)	(248,849)

Ending units	573	567	143,515	64,536	1,459,120	1,964,771	296,203	376,811

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,438	96,857	16,923	21,636	37,415	71,271	277,227	516,479
Realized gain (loss) on investments	(73,491)	(47,956)	(27,652)	382	34,959	31,444	(960,526)	(582,073)
Change in unrealized gain (loss) on investments	181,502	378,811	11,174	130,238	(36,460)	456,762	853,926	2,146,174
Reinvested capital gains	440,615	324,288	99,825	76,704	328,787	240,599	2,123,320	1,885,863

Net increase (decrease) in contract owners’ equity resulting from operations	621,064	752,000	100,270	228,960	364,701	800,076	2,293,947	3,966,443

Equity transactions:
Purchase payments received from contract owners (note 4)	-	21,300	10,000	-	-	111,910	14,600	74,760
Transfers between funds	(162)	78	(121,727)	6,188	(93,506)	(90,775)	(164,771)	(157,784)
Redemptions (notes 2, 3, and 4)	(428,664)	(328,605)	(453,984)	(71,757)	(512,043)	(976,595)	(4,080,394)	(5,033,405)
Adjustments to maintain reserves	(23)	(13)	2	(15)	5	(7)	(56,962)	(23)

Net equity transactions	(428,849)	(307,240)	(565,709)	(65,584)	(605,544)	(955,467)	(4,287,527)	(5,116,452)

Net change in contract owners’ equity	192,215	444,760	(465,439)	163,376	(240,843)	(155,391)	(1,993,580)	(1,150,009)
Contract owners’ equity at beginning of period	5,153,543	4,708,783	1,782,768	1,619,392	5,004,356	5,159,747	21,895,578	23,045,587

Contract owners’ equity at end of period	$5,345,758	5,153,543	1,317,329	1,782,768	4,763,513	5,004,356	19,901,998	21,895,578

CHANGE IN UNITS:
Beginning units	275,259	292,690	132,892	138,108	355,682	427,741	1,090,124	1,360,385
Units purchased	13	1,239	1,034	504	251	8,211	3,408	11,191
Units redeemed	(22,727)	(18,670)	(43,908)	(5,720)	(43,742)	(80,270)	(220,820)	(281,452)

Ending units	252,545	275,259	90,018	132,892	312,191	355,682	872,712	1,090,124

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPICB2		JPMMV1		JABS		JACAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,301	(1,339)	14,172	34,399	28,692	44,938	(1,814,759)	(1,936,068)
Realized gain (loss) on investments	14,009	2	(386,443)	118,786	427,770	645,292	6,413,198	1,789,884
Change in unrealized gain (loss) on investments	340,235	(2,261)	(583,347)	1,561,087	564,318	926,686	29,872,031	28,255,755
Reinvested capital gains	-	-	552,718	762,979	139,006	277,055	11,065,723	11,323,419

Net increase (decrease) in contract owners’ equity resulting from operations	356,545	(3,598)	(402,900)	2,477,251	1,159,786	1,893,971	45,536,193	39,432,990

Equity transactions:
Purchase payments received from contract owners (note 4)	13,944,823	1,291,910	129,599	158,614	25,727	82,433	608,677	1,252,423
Transfers between funds	2,291,413	25,410	(916,834)	(446,346)	44,340	(45,485)	(12,786,627)	(5,520,557)
Redemptions (notes 2, 3, and 4)	(270,029)	(839)	(786,593)	(1,407,157)	(913,440)	(1,711,649)	(14,139,920)	(13,883,996)
Adjustments to maintain reserves	16	5	95	(40)	112	(50)	402	(119)

Net equity transactions	15,966,223	1,316,486	(1,573,733)	(1,694,929)	(843,261)	(1,674,751)	(26,317,468)	(18,152,249)

Net change in contract owners’ equity	16,322,768	1,312,888	(1,976,633)	782,322	316,525	219,220	19,218,725	21,280,741
Contract owners’ equity at beginning of period	1,312,888	-	11,261,759	10,479,437	9,799,803	9,580,583	138,668,223	117,387,482

Contract owners’ equity at end of period	$17,635,656	1,312,888	9,285,126	11,261,759	10,116,328	9,799,803	157,886,948	138,668,223

CHANGE IN UNITS:
Beginning units	131,850	-	332,614	387,327	313,524	395,535	3,296,707	3,720,030
Units purchased	1,622,252	131,934	9,347	15,773	14,533	21,451	270,847	347,517
Units redeemed	(86,338)	(84)	(64,999)	(70,486)	(54,357)	(103,462)	(817,341)	(770,840)

Ending units	1,667,764	131,850	276,962	332,614	273,700	313,524	2,750,213	3,296,707

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAFBS		JAGTS		JAIGS		JAMGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$702,888	875,472	(3,051,450)	(1,736,316)	(83,145)	125,703	(8,826)	(8,366)
Realized gain (loss) on investments	307,619	(189,654)	19,133,585	9,718,366	(1,425,501)	(1,752,298)	7,303	119,527
Change in unrealized gain (loss) on investments	4,742,566	3,935,450	45,789,129	33,319,039	5,767,855	9,455,308	170,784	359,970
Reinvested capital gains	-	-	18,176,029	9,940,454	-	-	161,114	130,202

Net increase (decrease) in contract owners’ equity resulting from operations	5,753,073	4,621,268	80,047,293	51,241,543	4,259,209	7,828,713	330,375	601,333

Equity transactions:
Purchase payments received from contract owners (note 4)	10,896,970	6,332,029	26,624,992	11,924,218	462,362	859,879	303,132	169,763
Transfers between funds	11,066,732	(3,047,781)	(11,804,159)	1,670,886	(1,949,031)	(1,238,914)	(298,124)	(436,341)
Redemptions (notes 2, 3, and 4)	(4,722,091)	(4,899,163)	(14,457,308)	(12,563,380)	(3,442,422)	(4,154,154)	(89,364)	(82,461)
Adjustments to maintain reserves	261	(258)	472	(350)	451	(584)	3	(21)

Net equity transactions	17,241,872	(1,615,173)	363,997	1,031,374	(4,928,640)	(4,533,773)	(84,353)	(349,060)

Net change in contract owners’ equity	22,994,945	3,006,095	80,411,290	52,272,917	(669,431)	3,294,940	246,022	252,273
Contract owners’ equity at beginning of period	67,174,628	64,168,533	175,262,457	122,989,540	36,754,437	33,459,497	2,053,042	1,800,769

Contract owners’ equity at end of period	$90,169,573	67,174,628	255,673,747	175,262,457	36,085,006	36,754,437	2,299,064	2,053,042

CHANGE IN UNITS:
Beginning units	6,400,630	6,585,369	6,662,451	6,599,469	1,702,037	1,925,759	77,654	91,628
Units purchased	3,338,426	1,366,207	3,240,228	1,905,843	82,825	93,569	32,960	14,709
Units redeemed	(1,836,644)	(1,550,946)	(3,210,487)	(1,842,861)	(314,262)	(317,291)	(36,926)	(28,683)

Ending units	7,902,412	6,400,630	6,692,192	6,662,451	1,470,600	1,702,037	73,688	77,654

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZREMS		LOVSDC		LOVTRC		MNCPS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$391,682	(307,059)	18,134	1,865	679,437	686,598	(186)	396
Realized gain (loss) on investments	84,703	1,013,804	4,712	3	147,808	(145,115)	803	(50)
Change in unrealized gain (loss) on investments	(1,870,838)	5,913,644	(1,110)	236	1,010,463	2,429,740	58,501	3,665
Reinvested capital gains	-	-	-	-	1,137,197	-	2,321	7,170

Net increase (decrease) in contract owners’ equity resulting from operations	(1,394,453)	6,620,389	21,736	2,104	2,974,905	2,971,223	61,439	11,181

Equity transactions:
Purchase payments received from contract owners (note 4)	2,971,719	3,218,402	307,447	223,978	9,580,549	10,002,199	8,322	-
Transfers between funds	(1,027,999)	(4,392,514)	213,974	(188)	3,126,297	1,946,235	114,381	40,526
Redemptions (notes 2, 3, and 4)	(1,871,228)	(2,786,834)	(4,937)	-	(4,106,616)	(2,526,557)	(5,395)	(8,149)
Adjustments to maintain reserves	175	(54)	(16)	3	190	(206)	-	(5)

Net equity transactions	72,667	(3,961,000)	516,468	223,793	8,600,420	9,421,671	117,308	32,372

Net change in contract owners’ equity	(1,321,786)	2,659,389	538,204	225,897	11,575,325	12,392,894	178,747	43,553
Contract owners’ equity at beginning of period	45,265,948	42,606,559	259,230	33,333	51,206,073	38,813,179	85,441	41,888

Contract owners’ equity at end of period	$43,944,162	45,265,948	797,434	259,230	62,781,398	51,206,073	264,188	85,441

CHANGE IN UNITS:
Beginning units	4,475,407	4,904,233	24,509	3,299	4,806,220	3,894,839	7,458	4,444
Units purchased	788,400	610,791	78,384	21,228	1,856,957	1,853,655	10,459	4,895
Units redeemed	(808,645)	(1,039,617)	(28,394)	(18)	(1,104,912)	(942,274)	(685)	(1,881)

Ending units	4,455,162	4,475,407	74,499	24,509	5,558,265	4,806,220	17,232	7,458

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	M2IGSS		MNDSC		MV2RIS		MV3MVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(82,332)	(73,657)	(1,029,855)	(807,203)	(673)	-	(8,858)	-
Realized gain (loss) on investments	320,172	178,383	897,581	1,536,946	596	-	259,846	-
Change in unrealized gain (loss) on investments	334,654	1,364,961	19,781,130	5,024,982	119,367	-	195,801	-
Reinvested capital gains	616,125	504,007	7,137,846	10,070,543	6,887	-	25,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,188,619	1,973,694	26,786,702	15,825,268	126,177	-	471,997	-

Equity transactions:
Purchase payments received from contract owners (note 4)	21,364	35,807	14,625,885	6,666,931	968,838	-	2,896,727	-
Transfers between funds	(646,084)	198,072	(13,517,883)	10,310,133	918,063	-	784,452	-
Redemptions (notes 2, 3, and 4)	(605,590)	(804,224)	(3,952,706)	(3,174,303)	(3,236)	-	(26,708)	-
Adjustments to maintain reserves	40	(102)	558	(590)	(33)	-	(6)	-

Net equity transactions	(1,230,270)	(570,447)	(2,844,146)	13,802,171	1,883,632	-	3,654,465	-

Net change in contract owners’ equity	(41,651)	1,403,247	23,942,556	29,627,439	2,009,809	-	4,126,462	-
Contract owners’ equity at beginning of period	6,823,648	5,420,401	67,089,712	37,462,273	-	-	-	-

Contract owners’ equity at end of period	$6,781,997	6,823,648	91,032,268	67,089,712	2,009,809	-	4,126,462	-

CHANGE IN UNITS:
Beginning units	391,705	427,471	3,012,031	2,337,791	-	-	-	-
Units purchased	13,958	45,130	1,104,863	1,377,116	151,488	-	503,584	-
Units redeemed	(81,988)	(80,896)	(1,281,789)	(702,876)	(429)	-	(199,797)	-

Ending units	323,675	391,705	2,835,105	3,012,031	151,059	-	303,787	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVFSC		MVIGSC		MVIVSC		MVRBSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(583,277)	1,237,163	825	(2,307)	(2,118,924)	(218,124)	53	-
Realized gain (loss) on investments	15,564,755	22,306,709	61,725	(71,288)	14,611,955	11,947,954	-	-
Change in unrealized gain (loss) on investments	(21,259,502)	48,996,359	1,390,774	143,263	30,766,651	39,939,427	1,535	-
Reinvested capital gains	15,780,598	16,506,174	95,218	73,166	5,890,827	8,743,532	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,502,574	89,046,405	1,548,542	142,834	49,150,509	60,412,789	1,588	-

Equity transactions:
Purchase payments received from contract owners (note 4)	12,212,208	12,745,448	8,956,336	1,099,271	16,002,955	14,537,403	296,420	-
Transfers between funds	4,069,424	(18,162,451)	1,075,889	1,027,150	(26,572,505)	(8,476,016)	97	-
Redemptions (notes 2, 3, and 4)	(29,302,356)	(39,061,512)	(143,224)	(7,883)	(22,926,798)	(23,623,162)	-	-
Adjustments to maintain reserves	(39)	(22)	(4)	(10)	872	(112)	(8)	-

Net equity transactions	(13,020,763)	(44,478,537)	9,888,997	2,118,528	(33,495,476)	(17,561,887)	296,509	-

Net change in contract owners’ equity	(3,518,189)	44,567,868	11,437,539	2,261,362	15,655,033	42,850,902	298,097	-
Contract owners’ equity at beginning of period	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099	-	-

Contract owners’ equity at end of period	$380,570,959	384,089,148	13,698,901	2,261,362	317,179,034	301,524,001	298,097	-

CHANGE IN UNITS:
Beginning units	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349	-	-
Units purchased	1,482,951	950,608	1,106,997	210,688	1,421,536	1,689,587	28,447	-
Units redeemed	(1,738,129)	(2,228,789)	(207,223)	(2,146)	(2,990,825)	(2,556,407)	-	-

Ending units	9,837,182	10,092,360	1,108,316	208,542	12,241,240	13,810,529	28,447	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVUSC		MGRFV		MSEM		MSEMB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,785	6,463	(25)	50	37,043	53,510	18,093	24,528
Realized gain (loss) on investments	1,941	(584)	5	16	11,686	16,430	(15,707)	(5,503)
Change in unrealized gain (loss) on investments	1,679	35,777	429	(104)	(1,122)	90,421	13,365	50,369
Reinvested capital gains	5,774	597	16	293	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,179	42,253	425	255	47,607	160,361	15,751	69,394

Equity transactions:
Purchase payments received from contract owners (note 4)	114	21,497	-	7,405	-	-	1	-
Transfers between funds	3,925	(3,371)	-	-	(15,452)	(7,023)	(8,661)	(17,327)
Redemptions (notes 2, 3, and 4)	(5,150)	(15,726)	(684)	(1,090)	(135,391)	(150,100)	(59,002)	(22,162)
Adjustments to maintain reserves	19	(4)	(6)	2	80	(171)	64	(13)

Net equity transactions	(1,092)	2,396	(690)	6,317	(150,763)	(157,294)	(67,598)	(39,502)

Net change in contract owners’ equity	12,087	44,649	(265)	6,572	(103,156)	3,067	(51,847)	29,892
Contract owners’ equity at beginning of period	218,369	173,720	6,572	-	1,309,121	1,306,054	575,441	545,549

Contract owners’ equity at end of period	$230,456	218,369	6,307	6,572	1,205,965	1,309,121	523,594	575,441

CHANGE IN UNITS:
Beginning units	13,924	13,773	575	-	42,170	47,440	33,426	36,142
Units purchased	1,614	2,243	-	673	-	-	490	707
Units redeemed	(1,555)	(2,092)	(59)	(98)	(4,837)	(5,270)	(5,058)	(3,423)

Ending units	13,983	13,924	516	575	37,333	42,170	28,858	33,426

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSGI2		MSVF2		MSVFI		MSVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(20,487)	120,184	125,453	236,703	35,879	80,456	183	78
Realized gain (loss) on investments	(227,510)	33,076	321,007	101,484	(19,255)	145,967	437	1,073
Change in unrealized gain (loss) on investments	(427,630)	2,064,805	21,281	505,217	19,638	37,185	(4,490)	1,093
Reinvested capital gains	180,156	569,931	110,047	-	25,834	-	382	698

Net increase (decrease) in contract owners’ equity resulting from operations	(495,471)	2,787,996	577,788	843,404	62,096	263,608	(3,488)	2,942

Equity transactions:
Purchase payments received from contract owners (note 4)	768,705	683,130	81,060	46,328	4,059	5,787	646	1,166
Transfers between funds	(944,976)	(407,403)	136,722	1,065,040	615,010	1,179,426	5	(110)
Redemptions (notes 2, 3, and 4)	(778,454)	(1,009,266)	(1,523,069)	(807,800)	(1,058,974)	(1,344,722)	(2,053)	(2,539)
Adjustments to maintain reserves	298	(186)	142	(104)	194	4	62	10

Net equity transactions	(954,427)	(733,725)	(1,305,145)	303,464	(439,711)	(159,505)	(1,340)	(1,473)

Net change in contract owners’ equity	(1,449,898)	2,054,271	(727,357)	1,146,868	(377,615)	104,103	(4,828)	1,469
Contract owners’ equity at beginning of period	13,205,984	11,151,713	10,548,017	9,401,149	2,737,020	2,632,917	19,204	17,735

Contract owners’ equity at end of period	$11,756,086	13,205,984	9,820,660	10,548,017	2,359,405	2,737,020	14,376	19,204

CHANGE IN UNITS:
Beginning units	1,125,057	1,195,515	714,861	694,470	181,090	190,500	-	-
Units purchased	144,952	254,809	211,783	139,530	114,907	199,658	-	-
Units redeemed	(245,680)	(325,267)	(300,195)	(119,139)	(149,577)	(209,068)	-	-

Ending units	1,024,329	1,125,057	626,449	714,861	146,420	181,090	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVREB		VKVGR2		DTRTFB		EIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15	6	9,384	5,819	93,675	163,109	59,862	55,536
Realized gain (loss) on investments	37	154	(17,918)	1,397	(102,653)	26,958	(39,797)	(30,301)
Change in unrealized gain (loss) on investments	(410)	82	(50,559)	32,086	(154,308)	103,335	13,091	720,030
Reinvested capital gains	34	76	5,725	18,368	-	-	198,620	146,201

Net increase (decrease) in contract owners’ equity resulting from operations	(324)	318	(53,368)	57,670	(163,286)	293,402	231,776	891,466

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,505	-	2,597,713	1,487,721	250,341	784,144
Transfers between funds	-	-	(13,960)	(17,885)	241,357	3,869,032	332,783	67,828
Redemptions (notes 2, 3, and 4)	(405)	(529)	(1,774)	(56,234)	(754,134)	(216,231)	(228,486)	(557,835)
Adjustments to maintain reserves	(38)	3	9	(15)	30	(47)	8	(16)

Net equity transactions	(443)	(526)	(13,220)	(74,134)	2,084,966	5,140,475	354,646	294,121

Net change in contract owners’ equity	(767)	(208)	(66,588)	(16,464)	1,921,680	5,433,877	586,422	1,185,587
Contract owners’ equity at beginning of period	1,746	1,954	341,682	358,146	8,739,047	3,305,170	4,386,568	3,200,981

Contract owners’ equity at end of period	$979	1,746	275,094	341,682	10,660,727	8,739,047	4,972,990	4,386,568

CHANGE IN UNITS:
Beginning units	-	-	28,285	34,671	825,933	327,763	224,130	207,195
Units purchased	-	-	3,740	1,656	1,987,858	573,492	47,624	55,456
Units redeemed	-	-	(4,948)	(8,042)	(1,828,829)	(75,322)	(25,348)	(38,521)

Ending units	-	-	27,077	28,285	984,962	825,933	246,406	224,130

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	EIF2		GBF		GBF2		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$634,108	803,645	1,223,800	1,352,093	2,754	-	47,198	91,008
Realized gain (loss) on investments	10,781,073	6,796,829	3,392,985	(1,752,774)	(2,807)	-	97,223	131,937
Change in unrealized gain (loss) on investments	(11,682,135)	43,237,510	4,232,153	8,743,038	(3,075)	-	597,686	1,338,309
Reinvested capital gains	14,195,894	11,573,711	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,928,940	62,411,695	8,848,938	8,342,357	(3,128)	-	742,107	1,561,254

Equity transactions:
Purchase payments received from contract owners (note 4)	41,422,281	54,818,300	9,807,506	7,994,738	492,182	-	178,169	293,943
Transfers between funds	1,741,064	2,609,524	18,325,476	(19,158,184)	(238,578)	-	(384,145)	(155,597)
Redemptions (notes 2, 3, and 4)	(18,568,656)	(19,018,448)	(22,433,912)	(20,792,907)	-	-	(892,278)	(846,039)
Adjustments to maintain reserves	(137)	90	1,144	121	(2)	-	95	(686)

Net equity transactions	24,594,552	38,409,466	5,700,214	(31,956,232)	253,602	-	(1,098,159)	(708,379)

Net change in contract owners’ equity	38,523,492	100,821,161	14,549,152	(23,613,875)	250,474	-	(356,052)	852,875
Contract owners’ equity at beginning of period	327,417,277	226,596,116	171,556,840	195,170,715	-	-	8,807,745	7,954,870

Contract owners’ equity at end of period	$365,940,769	327,417,277	186,105,992	171,556,840	250,474	-	8,451,693	8,807,745

CHANGE IN UNITS:
Beginning units	9,239,208	8,038,252	9,956,482	12,354,850	-	-	374,687	400,658
Units purchased	2,427,955	2,429,342	6,163,383	3,451,796	53,215	-	33,835	66,444
Units redeemed	(1,569,275)	(1,228,386)	(5,895,877)	(5,850,164)	(28,163)	-	(88,434)	(92,415)

Ending units	10,097,888	9,239,208	10,223,988	9,956,482	25,052	-	320,088	374,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GEM2		GIG		GVAAA2		GVABD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$52,357	305,314	(10,968)	175,445	694,248	8,846,720	21,864,155	14,904,337
Realized gain (loss) on investments	407,354	288,774	(128,853)	(40,710)	222,903,220	239,173,773	45,870,426	16,390,010
Change in unrealized gain (loss) on investments	4,713,306	9,173,147	865,278	1,593,391	(60,999,522)	430,187,040	186,908,142	185,482,176
Reinvested capital gains	-	-	-	645,702	498,633,165	436,261,026	2,315,176	10,825,818

Net increase (decrease) in contract owners’ equity resulting from operations	5,173,017	9,767,235	725,457	2,373,828	661,231,111	1,114,468,559	256,957,899	227,602,341

Equity transactions:
Purchase payments received from contract owners (note 4)	1,952,262	2,029,528	76,445	241,568	275,348,778	379,191,548	229,094,975	427,959,519
Transfers between funds	(2,830,540)	(1,217,513)	(110,236)	(751,559)	(87,392,129)	(8,284,771)	79,920,426	(73,636,390)
Redemptions (notes 2, 3, and 4)	(4,155,256)	(4,605,580)	(1,060,415)	(2,067,816)	(565,670,155)	(706,011,519)	(242,389,312)	(251,774,918)
Adjustments to maintain reserves	531	(477)	(94)	273	39,221	1,919	31,323	61

Net equity transactions	(5,033,003)	(3,794,042)	(1,094,300)	(2,577,534)	(377,674,285)	(335,102,823)	66,657,412	102,548,272

Net change in contract owners’ equity	140,014	5,973,193	(368,843)	(203,706)	283,556,826	779,365,736	323,615,311	330,150,613
Contract owners’ equity at beginning of period	54,948,740	48,975,547	14,286,262	14,489,968	6,766,390,151	5,987,024,415	3,362,105,160	3,031,954,547

Contract owners’ equity at end of period	$55,088,754	54,948,740	13,917,419	14,286,262	7,049,946,977	6,766,390,151	3,685,720,471	3,362,105,160

CHANGE IN UNITS:
Beginning units	1,580,746	1,701,880	887,888	1,056,569	344,268,967	363,160,318	271,821,075	264,067,144
Units purchased	200,414	208,285	28,969	25,345	26,595,330	33,062,711	60,262,047	50,899,640
Units redeemed	(354,562)	(329,419)	(104,090)	(194,026)	(46,217,017)	(51,954,062)	(55,680,592)	(43,145,709)

Ending units	1,426,598	1,580,746	812,767	887,888	324,647,280	344,268,967	276,402,530	271,821,075

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,184,082)	(2,951,738)	6,845,094	(4,501,197)	(6,003,352)	(7,106,312)	(7,811,333)	3,498,047
Realized gain (loss) on investments	17,116,010	11,151,511	161,179,276	68,482,858	42,948,641	22,212,277	28,809,588	27,759,548
Change in unrealized gain (loss) on investments	58,690,051	57,377,842	(85,963,665)	333,113,418	210,967,286	45,928,624	2,394,781	28,438,358
Reinvested capital gains	24,407,987	28,599,372	355,573,867	301,949,354	68,397,790	84,344,657	38,732,561	63,771,904

Net increase (decrease) in contract owners’ equity resulting from operations	97,029,966	94,176,987	437,634,572	699,044,433	316,310,365	145,379,246	62,125,597	123,467,857

Equity transactions:
Purchase payments received from contract owners (note 4)	32,513,069	23,234,152	252,518,286	360,938,121	112,455,631	47,428,561	15,243,211	9,018,225
Transfers between funds	(39,305,329)	(3,558,361)	(167,622,547)	9,436,526	(48,903,324)	(14,490,876)	(14,061,664)	(23,413,591)
Redemptions (notes 2, 3, and 4)	(29,583,442)	(26,834,642)	(255,805,888)	(269,379,536)	(56,385,982)	(51,020,328)	(62,973,987)	(84,303,078)
Adjustments to maintain reserves	23	(138)	50,017	1,301	1,027	136	(49,778)	50,058

Net equity transactions	(36,375,679)	(7,158,989)	(170,860,132)	100,996,412	7,167,352	(18,082,507)	(61,842,218)	(98,648,386)

Net change in contract owners’ equity	60,654,287	87,017,998	266,774,440	800,040,845	323,477,717	127,296,739	283,379	24,819,471
Contract owners’ equity at beginning of period	374,175,719	287,157,721	3,652,973,258	2,852,932,413	643,490,229	516,193,490	680,458,997	655,639,526

Contract owners’ equity at end of period	$434,830,006	374,175,719	3,919,747,698	3,652,973,258	966,967,946	643,490,229	680,742,376	680,458,997

CHANGE IN UNITS:
Beginning units	15,592,346	15,904,781	175,046,931	169,771,107	24,941,956	25,709,376	23,851,697	27,509,783
Units purchased	2,134,105	2,338,267	29,006,847	29,714,824	7,348,848	3,435,384	957,576	449,389
Units redeemed	(3,607,586)	(2,650,702)	(35,812,109)	(24,439,000)	(7,219,774)	(4,202,804)	(3,146,644)	(4,107,475)

Ending units	14,118,865	15,592,346	168,241,669	175,046,931	25,071,030	24,941,956	21,662,629	23,851,697

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMC		GVEX1		GVEX2		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,990,357)	4,766,090	9,516	-	2,400,116	2,694,312	(2,038,472)	511,267
Realized gain (loss) on investments	6,106,765	14,984,145	1,327	-	18,570,506	11,566,295	5,286,855	8,150,856
Change in unrealized gain (loss) on investments	28,037,964	23,432,868	149,895	-	124,776,083	137,277,218	4,195,870	8,211,447
Reinvested capital gains	19,057,341	36,823,064	13,764	-	19,767,778	31,932,459	9,913,439	13,735,105

Net increase (decrease) in contract owners’ equity resulting from operations	44,211,713	80,006,167	174,502	-	165,514,483	183,470,284	17,357,692	30,608,675

Equity transactions:
Purchase payments received from contract owners (note 4)	11,606,631	16,209,475	11,317	-	173,589,589	107,657,108	21,419,312	2,913,490
Transfers between funds	(8,388,941)	(5,248,476)	593,314	-	4,982,092	(17,023,123)	(4,820,547)	(5,979,928)
Redemptions (notes 2, 3, and 4)	(66,378,808)	(80,914,419)	-	-	(53,909,265)	(40,595,278)	(10,647,076)	(15,777,217)
Adjustments to maintain reserves	48	238	(2)	-	1,126	(40)	306	82

Net equity transactions	(63,161,070)	(69,953,182)	604,629	-	124,663,542	50,038,667	5,951,995	(18,843,573)

Net change in contract owners’ equity	(18,949,357)	10,052,985	779,131	-	290,178,025	233,508,951	23,309,687	11,765,102
Contract owners’ equity at beginning of period	713,545,488	703,492,503	-	-	859,848,729	626,339,778	159,365,537	147,600,435

Contract owners’ equity at end of period	$694,596,131	713,545,488	779,131	-	1,150,026,754	859,848,729	182,675,224	159,365,537

CHANGE IN UNITS:
Beginning units	37,248,051	41,053,128	-	-	42,214,877	39,634,312	5,158,120	5,818,163
Units purchased	1,642,452	2,023,927	58,845	-	15,446,744	8,981,637	1,073,667	141,217
Units redeemed	(4,993,628)	(5,829,004)	(438)	-	(9,094,864)	(6,401,072)	(787,460)	(801,260)

Ending units	33,896,875	37,248,051	58,407	-	48,566,757	42,214,877	5,444,327	5,158,120

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		GVIX2		GVIX8
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,671,622)	4,001,246	(26,065,029)	13,173,702	63,586	72,354	686,855	1,571,883
Realized gain (loss) on investments	(6,927,997)	(7,016,871)	37,055,227	(7,335,634)	(72,071)	37,761	(914,389)	270,981
Change in unrealized gain (loss) on investments	44,386,581	36,829,703	38,782,222	117,026,588	404,552	374,499	4,020,024	14,103,605
Reinvested capital gains	6,141,002	11,665,066	107,533,820	184,325,769	94,907	5,375	2,895,260	186,217

Net increase (decrease) in contract owners’ equity resulting from operations	34,927,964	45,479,144	157,306,240	307,190,425	490,974	489,989	6,687,750	16,132,686

Equity transactions:
Purchase payments received from contract owners (note 4)	20,087,224	15,528,826	18,498,747	17,585,479	1,378,764	193,209	9,179,467	11,329,450
Transfers between funds	155,304,392	73,317,874	(40,884,692)	(24,421,738)	(686,086)	(84,859)	1,079,318	1,304,129
Redemptions (notes 2, 3, and 4)	(119,232,887)	(140,090,953)	(185,877,312)	(214,637,078)	(255,985)	(172,937)	(5,879,181)	(5,444,619)
Adjustments to maintain reserves	158	183	6,251	20,894	18	(19)	798	(440)

Net equity transactions	56,158,887	(51,244,070)	(208,257,006)	(221,452,443)	436,711	(64,606)	4,380,402	7,188,520

Net change in contract owners’ equity	91,086,851	(5,764,926)	(50,950,766)	85,737,982	927,685	425,383	11,068,152	23,321,206
Contract owners’ equity at beginning of period	581,909,698	587,674,624	2,090,469,962	2,004,731,980	2,759,169	2,333,786	103,464,275	80,143,069

Contract owners’ equity at end of period	$672,996,549	581,909,698	2,039,519,196	2,090,469,962	3,686,854	2,759,169	114,532,427	103,464,275

CHANGE IN UNITS:
Beginning units	37,616,534	41,086,948	90,632,346	100,698,428	211,198	215,853	9,034,263	8,362,077
Units purchased	17,973,937	10,617,103	2,722,657	3,700,694	173,530	21,622	1,825,433	1,671,267
Units redeemed	(14,272,442)	(14,087,517)	(11,999,260)	(13,766,776)	(119,856)	(26,277)	(1,414,384)	(999,081)

Ending units	41,318,029	37,616,534	81,355,743	90,632,346	264,872	211,198	9,445,312	9,034,263

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HIBF		IDPG2		IDPGI2		MCIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,960,477	2,294,350	(13,837,398)	7,757,249	(5,987,721)	3,427,950	(691,470)	(465,412)
Realized gain (loss) on investments	(1,510,748)	756,609	3,276,761	2,455,958	871,475	1,103,735	(4,695,169)	6,001,853
Change in unrealized gain (loss) on investments	1,470,889	4,154,130	42,734,553	97,522,121	13,772,201	34,475,295	25,499,774	6,156,457
Reinvested capital gains	-	-	19,453,906	25,216,214	5,108,198	9,752,788	12,512,693	39,910,116

Net increase (decrease) in contract owners’ equity resulting from operations	1,920,618	7,205,089	51,627,822	132,951,542	13,764,153	48,759,768	32,625,828	51,603,014

Equity transactions:
Purchase payments received from contract owners (note 4)	1,616,727	2,258,282	44,409,237	70,632,605	18,907,692	32,675,510	27,894,657	22,391,003
Transfers between funds	(857,312)	(1,132,309)	(13,151,322)	(15,093,802)	(6,031,365)	(5,441,594)	(8,979,418)	539,358
Redemptions (notes 2, 3, and 4)	(5,467,404)	(6,808,875)	(57,851,060)	(58,070,191)	(25,453,770)	(29,821,566)	(17,890,067)	(18,229,362)
Adjustments to maintain reserves	(537)	88	456	(279)	(32)	(31)	(15)	(44)

Net equity transactions	(4,708,526)	(5,682,814)	(26,592,689)	(2,531,667)	(12,577,475)	(2,587,681)	1,025,157	4,700,955

Net change in contract owners’ equity	(2,787,908)	1,522,275	25,035,133	130,419,875	1,186,678	46,172,087	33,650,985	56,303,969
Contract owners’ equity at beginning of period	58,561,310	57,039,035	1,108,144,785	977,724,910	473,812,981	427,640,894	269,119,247	212,815,278

Contract owners’ equity at end of period	$55,773,402	58,561,310	1,133,179,918	1,108,144,785	474,999,659	473,812,981	302,770,232	269,119,247

CHANGE IN UNITS:
Beginning units	2,399,886	2,634,670	84,974,755	85,245,155	38,077,091	38,304,461	6,253,581	6,128,379
Units purchased	1,044,251	463,856	4,516,474	6,375,959	2,099,296	3,599,183	1,385,188	1,248,668
Units redeemed	(1,258,125)	(698,640)	(6,624,965)	(6,646,359)	(3,155,957)	(3,826,553)	(1,296,673)	(1,123,466)

Ending units	2,186,012	2,399,886	82,866,264	84,974,755	37,020,430	38,077,091	6,342,096	6,253,581

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MCIF2		MSBF		NAMAA2		NAMGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,360	-	4,034,489	7,298,103	(5,544,941)	8,271,703	(903,897)	1,230,846
Realized gain (loss) on investments	155	-	(2,395,637)	(1,681,671)	8,653,644	1,917,432	9,817,863	909,398
Change in unrealized gain (loss) on investments	74,244	-	2,666,844	10,826,728	46,610,911	248,897,323	(5,709,033)	58,109,471
Reinvested capital gains	2,255	-	-	-	86,354,607	58,306,944	31,204,125	18,700,573

Net increase (decrease) in contract owners’ equity resulting from operations	81,014	-	4,305,696	16,443,160	136,074,221	317,393,402	34,409,058	78,950,288

Equity transactions:
Purchase payments received from contract owners (note 4)	728,045	-	5,045,073	6,234,614	215,139,848	345,551,020	70,008,815	122,032,180
Transfers between funds	1,111	-	5,687,559	(12,912,928)	(21,014,943)	38,469,872	(16,386,712)	(564,094)
Redemptions (notes 2, 3, and 4)	-	-	(18,274,884)	(22,550,176)	(106,181,305)	(102,307,537)	(19,919,047)	(17,792,111)
Adjustments to maintain reserves	-	-	(86)	(31)	881	(3,240)	343	(353)

Net equity transactions	729,156	-	(7,542,338)	(29,228,521)	87,944,481	281,710,115	33,703,399	103,675,622

Net change in contract owners’ equity	810,170	-	(3,236,642)	(12,785,361)	224,018,702	599,103,517	68,112,457	182,625,910
Contract owners’ equity at beginning of period	-	-	221,183,164	233,968,525	2,302,956,756	1,703,853,239	519,096,525	336,470,615

Contract owners’ equity at end of period	$810,170	-	217,946,522	221,183,164	2,526,975,458	2,302,956,756	587,208,982	519,096,525

CHANGE IN UNITS:
Beginning units	-	-	12,526,039	14,307,465	176,138,480	153,008,686	34,382,199	26,846,222
Units purchased	112,094	-	1,974,736	2,249,622	22,139,655	34,923,216	7,840,367	10,292,329
Units redeemed	(49,368)	-	(2,507,442)	(4,031,048)	(15,380,184)	(11,793,422)	(5,391,310)	(2,756,352)

Ending units	62,726	-	11,993,333	12,526,039	182,897,951	176,138,480	36,831,256	34,382,199

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NCPG2		NCPGI2		NJMMA2		NJNDE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,035,669)	13,566,756	(4,485,077)	5,733,423	(53,433)	(50)	(32,044)	202
Realized gain (loss) on investments	(1,848,401)	(1,590,354)	(1,094,678)	(646,208)	(7,374)	13	124,398	33
Change in unrealized gain (loss) on investments	80,996,485	100,775,677	24,853,664	48,519,717	212,085	6,190	1,405,050	24,111
Reinvested capital gains	-	45,052,410	-	10,531,251	21,619	-	183,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,112,415	157,804,489	19,273,909	64,138,183	172,897	6,153	1,681,377	24,346

Equity transactions:
Purchase payments received from contract owners (note 4)	39,616,119	76,059,149	23,364,449	28,425,917	7,953,658	1,014,914	9,392,411	660,362
Transfers between funds	(26,859,369)	(31,631,994)	(5,316,540)	(8,010,873)	1,392,840	1,323	5,845	-
Redemptions (notes 2, 3, and 4)	(63,754,549)	(71,730,516)	(37,332,897)	(35,484,256)	(233,264)	(812)	(237,387)	(814)
Adjustments to maintain reserves	115	(299)	258	(239)	-	11	(35)	3

Net equity transactions	(50,997,684)	(27,303,660)	(19,284,730)	(15,069,451)	9,113,234	1,015,436	9,160,834	659,551

Net change in contract owners’ equity	20,114,731	130,500,829	(10,821)	49,068,732	9,286,131	1,021,589	10,842,211	683,897
Contract owners’ equity at beginning of period	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,021,589	-	683,897	-

Contract owners’ equity at end of period	$1,310,905,950	1,290,791,219	580,239,111	580,249,932	10,307,720	1,021,589	11,526,108	683,897

CHANGE IN UNITS:
Beginning units	99,738,845	102,058,787	46,655,575	47,957,987	101,281	-	62,371	-
Units purchased	4,360,309	6,889,474	2,536,644	2,774,980	996,319	101,362	912,039	62,448
Units redeemed	(8,419,667)	(9,209,416)	(4,155,850)	(4,077,392)	(77,500)	(81)	(129,083)	(77)

Ending units	95,679,487	99,738,845	45,036,369	46,655,575	1,020,100	101,281	845,327	62,371

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV1		NVAMV2		NVAMVX		NVAMVZ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$86,153	475,718	(597,438)	1,617,278	32,652	-	1,230,579	-
Realized gain (loss) on investments	(1,765,281)	485,656	(28,950,418)	(1,850,167)	17,102	-	118,030	-
Change in unrealized gain (loss) on investments	76,915	3,284,602	13,854,453	18,104,147	492,475	-	23,851,777	-
Reinvested capital gains	786,033	4,051,728	3,775,650	17,876,349	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(816,180)	8,297,704	(11,917,753)	35,747,607	542,229	-	25,200,386	-

Equity transactions:
Purchase payments received from contract owners (note 4)	165,903	444,447	2,021,750	4,942,210	56,848	-	1,084,070	-
Transfers between funds	(2,397,656)	(522,107)	(75,515,286)	(3,966,150)	3,388,374	-	139,124,513	-
Redemptions (notes 2, 3, and 4)	(3,153,637)	(4,626,335)	(10,585,680)	(14,934,465)	(59,504)	-	(3,527,203)	-
Adjustments to maintain reserves	97	124	(148)	76	(18)	-	(193)	-

Net equity transactions	(5,385,293)	(4,703,871)	(84,079,364)	(13,958,329)	3,385,700	-	136,681,187	-

Net change in contract owners’ equity	(6,201,473)	3,593,833	(95,997,117)	21,789,278	3,927,929	-	161,881,573	-
Contract owners’ equity at beginning of period	38,506,959	34,913,126	170,311,445	148,522,167	-	-	-	-

Contract owners’ equity at end of period	$32,305,486	38,506,959	74,314,328	170,311,445	3,927,929	-	161,881,573	-

CHANGE IN UNITS:
Beginning units	1,253,024	1,423,536	5,755,354	6,265,951	-	-	-	-
Units purchased	16,498	28,916	716,185	500,673	354,821	-	14,250,352	-
Units redeemed	(220,007)	(199,428)	(3,954,257)	(1,011,270)	(22,153)	-	(528,146)	-

Ending units	1,049,515	1,253,024	2,517,282	5,755,354	332,668	-	13,722,206	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCBD2		NVCCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,332	18,675	46,811	62,653	967,475	1,260,406	(11,524,016)	30,641,503
Realized gain (loss) on investments	407	77	95,546	34,669	948,141	(94,822)	(20,057,164)	(1,981,561)
Change in unrealized gain (loss) on investments	42,441	696	43,071	127,782	2,973,135	5,316,997	155,076,432	154,317,605
Reinvested capital gains	-	-	8,759	-	240,047	-	84,639,329	218,064,619

Net increase (decrease) in contract owners’ equity resulting from operations	62,180	19,448	194,187	225,104	5,128,798	6,482,581	208,134,581	401,042,166

Equity transactions:
Purchase payments received from contract owners (note 4)	40,699	691,556	30,639	65,057	10,744,360	6,971,388	13,440,346	12,429,673
Transfers between funds	1,728,057	-	474,822	612,256	611,905	4,659,914	(35,967,249)	(31,888,348)
Redemptions (notes 2, 3, and 4)	-	-	(511,443)	(198,727)	(8,921,701)	(9,915,998)	(189,196,252)	(248,976,578)
Adjustments to maintain reserves	(1)	(2)	37	(31)	(169)	21	6,237	(5,933)

Net equity transactions	1,768,755	691,554	(5,945)	478,555	2,434,395	1,715,325	(211,716,918)	(268,441,186)

Net change in contract owners’ equity	1,830,935	711,002	188,242	703,659	7,563,193	8,197,906	(3,582,337)	132,600,980
Contract owners’ equity at beginning of period	883,729	172,727	3,651,738	2,948,079	99,309,501	91,111,595	2,397,479,110	2,264,878,130

Contract owners’ equity at end of period	$2,714,664	883,729	3,839,980	3,651,738	106,872,694	99,309,501	2,393,896,773	2,397,479,110

CHANGE IN UNITS:
Beginning units	80,401	16,971	262,668	228,067	7,488,952	7,366,376	149,287,227	167,139,954
Units purchased	151,547	63,430	165,508	105,303	2,660,988	2,165,714	2,881,570	5,156,332
Units redeemed	-	-	(166,716)	(70,702)	(2,489,698)	(2,043,138)	(16,456,641)	(23,009,059)

Ending units	231,948	80,401	261,460	262,668	7,660,242	7,488,952	135,712,156	149,287,227

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCCN2		NVCMA2		NVCMC2		NVCMD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,256,796)	6,129,070	(1,364,326)	3,762,595	(6,232,306)	7,830,878	(14,386,117)	28,240,109
Realized gain (loss) on investments	(3,875,853)	(5,114,554)	(5,555,408)	(3,759,725)	140,443	(2,290,779)	(17,530,865)	4,036,280
Change in unrealized gain (loss) on investments	54,382,166	40,579,434	29,409,290	26,174,829	49,715,895	44,640,433	156,922,202	149,304,239
Reinvested capital gains	1,650,717	11,535,298	6,134,766	29,993,449	4,802,964	35,297,950	61,606,190	174,592,903

Net increase (decrease) in contract owners’ equity resulting from operations	43,900,234	53,129,248	28,624,322	56,171,148	48,426,996	85,478,482	186,611,410	356,173,531

Equity transactions:
Purchase payments received from contract owners (note 4)	20,070,722	22,774,430	11,409,155	3,470,488	7,827,900	12,561,001	16,515,653	18,750,074
Transfers between funds	161,980,483	61,826,952	(9,703,262)	(6,892,309)	(7,052,576)	(6,247,081)	(47,383,921)	(38,749,902)
Redemptions (notes 2, 3, and 4)	(122,608,134)	(126,237,229)	(26,237,525)	(31,751,574)	(68,134,883)	(75,882,805)	(204,066,014)	(233,979,822)
Adjustments to maintain reserves	(94)	41	25	(107)	455	203	1,044	(63)

Net equity transactions	59,442,977	(41,635,806)	(24,531,607)	(35,173,502)	(67,359,104)	(69,568,682)	(234,933,238)	(253,979,713)

Net change in contract owners’ equity	103,343,211	11,493,442	4,092,715	20,997,646	(18,932,108)	15,909,800	(48,321,828)	102,193,818
Contract owners’ equity at beginning of period	617,123,092	605,629,650	310,244,835	289,247,189	719,608,160	703,698,360	2,366,459,364	2,264,265,546

Contract owners’ equity at end of period	$720,466,303	617,123,092	314,337,550	310,244,835	700,676,052	719,608,160	2,318,137,536	2,366,459,364

CHANGE IN UNITS:
Beginning units	47,160,771	50,580,027	19,173,402	21,482,129	49,936,654	55,035,016	152,335,696	169,751,666
Units purchased	23,188,039	11,036,583	826,488	432,529	2,468,518	2,437,396	2,660,227	4,447,314
Units redeemed	(18,458,398)	(14,455,839)	(2,444,030)	(2,741,256)	(7,196,104)	(7,535,758)	(18,204,214)	(21,863,284)

Ending units	51,890,412	47,160,771	17,555,860	19,173,402	45,209,068	49,936,654	136,791,709	152,335,696

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRA2		NVCRB2		NVDBL2		NVDCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(354,780)	771,484	(14,708,829)	23,285,998	(19,048,948)	10,967,757	(16,703,035)	7,868,587
Realized gain (loss) on investments	(1,877,521)	(1,159,082)	(2,796,104)	14,950,857	19,140,775	19,916,421	21,600,925	25,369,177
Change in unrealized gain (loss) on investments	10,397,546	8,365,664	138,883,765	103,875,699	68,145,996	69,396,569	43,197,394	95,168,035
Reinvested capital gains	-	5,368,736	27,134,792	130,413,547	41,707,586	90,328,521	75,145,207	100,446,388

Net increase (decrease) in contract owners’ equity resulting from operations	8,165,245	13,346,802	148,513,624	272,526,101	109,945,409	190,609,268	123,240,491	228,852,187

Equity transactions:
Purchase payments received from contract owners (note 4)	10,134,632	3,731,112	25,684,825	48,176,610	31,139,208	51,891,897	9,357,699	6,124,528
Transfers between funds	(3,449,270)	(962,635)	(34,010,375)	(24,153,067)	10,861,991	(16,748,300)	(2,830,912)	(15,059,188)
Redemptions (notes 2, 3, and 4)	(2,842,630)	(5,080,301)	(163,303,427)	(192,344,492)	(121,043,969)	(128,187,937)	(119,337,037)	(134,648,433)
Adjustments to maintain reserves	144	(170)	1,166	(52)	(37)	(50)	(35,252)	(551)

Net equity transactions	3,842,876	(2,311,994)	(171,627,811)	(168,321,001)	(79,042,807)	(93,044,390)	(112,845,502)	(143,583,644)

Net change in contract owners’ equity	12,008,121	11,034,808	(23,114,187)	104,205,100	30,902,602	97,564,878	10,394,989	85,268,543
Contract owners’ equity at beginning of period	72,138,700	61,103,892	2,043,521,477	1,939,316,377	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390

Contract owners’ equity at end of period	$84,146,821	72,138,700	2,020,407,290	2,043,521,477	1,554,404,894	1,523,502,292	1,407,834,922	1,397,439,933

CHANGE IN UNITS:
Beginning units	4,425,266	4,587,657	136,546,286	148,478,478	82,100,866	87,424,198	62,012,665	68,870,094
Units purchased	870,761	408,183	3,814,193	5,848,586	5,302,454	4,902,323	2,606,389	2,407,067
Units redeemed	(647,238)	(570,574)	(15,562,378)	(17,780,778)	(9,783,682)	(10,225,655)	(7,838,460)	(9,264,496)

Ending units	4,648,789	4,425,266	124,798,101	136,546,286	77,619,638	82,100,866	56,780,594	62,012,665

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVFIII		NVGEII		NVIE6		NVLCP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$42,003	14,292	49,902	2,125	(230,658)	325,037	824,738	939,828
Realized gain (loss) on investments	89,918	7,491	22,058	3,526	(372,792)	(276,655)	52,195	(170,679)
Change in unrealized gain (loss) on investments	80,092	(27,293)	1,477,291	134,296	3,170,560	4,857,869	3,823,759	4,336,645
Reinvested capital gains	23,735	13,352	127	11,026	-	1,907,829	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	235,748	7,842	1,549,378	150,973	2,567,110	6,814,080	4,700,692	5,105,794

Equity transactions:
Purchase payments received from contract owners (note 4)	7,807,802	1,851,158	6,768,589	1,649,815	1,235,880	1,985,948	4,293,419	3,300,519
Transfers between funds	4,330,979	681,205	(47,082)	419,121	(1,426,327)	(1,591,039)	12,951,672	(1,996,454)
Redemptions (notes 2, 3, and 4)	(939,151)	(16,579)	(131,819)	(1,715)	(3,047,734)	(4,281,768)	(5,434,147)	(6,863,433)
Adjustments to maintain reserves	(27)	(8)	(12)	20	33	(10)	401	(504)

Net equity transactions	11,199,603	2,515,776	6,589,676	2,067,241	(3,238,148)	(3,886,869)	11,811,345	(5,559,872)

Net change in contract owners’ equity	11,435,351	2,523,618	8,139,054	2,218,214	(671,038)	2,927,211	16,512,037	(454,078)
Contract owners’ equity at beginning of period	2,523,618	-	2,218,214	-	43,720,837	40,793,626	67,276,217	67,730,295

Contract owners’ equity at end of period	$13,958,969	2,523,618	10,357,268	2,218,214	43,049,799	43,720,837	83,788,254	67,276,217

CHANGE IN UNITS:
Beginning units	241,170	-	205,941	-	4,290,709	4,687,087	4,758,362	5,180,632
Units purchased	1,266,062	271,007	716,841	207,401	497,068	550,372	1,946,619	924,883
Units redeemed	(244,853)	(29,837)	(81,199)	(1,460)	(802,831)	(946,750)	(1,164,603)	(1,347,153)

Ending units	1,262,379	241,170	841,583	205,941	3,984,946	4,290,709	5,540,378	4,758,362

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMGA2		NVMIG1		NVMIG6		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,138,520	(2,339,087)	(81,121)	(19,612)	(795,841)	(552,693)	(5,275)	-
Realized gain (loss) on investments	3,702,050	572,631	(158,259)	(388,170)	4,936,050	3,727,688	9,799	-
Change in unrealized gain (loss) on investments	30,262,684	29,595,239	3,028,392	4,700,681	7,439,506	16,388,068	300,775	-
Reinvested capital gains	-	6,911,023	7,705,790	1,343,193	30,413,929	5,912,227	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,103,254	34,739,806	10,494,802	5,636,092	41,993,644	25,475,290	305,299	-

Equity transactions:
Purchase payments received from contract owners (note 4)	26,206,443	42,591,448	192,316	160,605	4,453,636	1,124,069	18,626	-
Transfers between funds	(22,290,875)	890,491	597,135	(252,156)	(5,414,371)	(3,281,369)	1,722,488	-
Redemptions (notes 2, 3, and 4)	(15,697,703)	(10,715,517)	(1,862,291)	(2,136,762)	(9,748,718)	(10,939,256)	(36,465)	-
Adjustments to maintain reserves	155	(214)	328	(967)	(42,327)	(83)	21,489	-

Net equity transactions	(11,781,980)	32,766,208	(1,072,512)	(2,229,280)	(10,751,780)	(13,096,639)	1,726,138	-

Net change in contract owners’ equity	27,321,274	67,506,014	9,422,290	3,406,812	31,241,864	12,378,651	2,031,437	-
Contract owners’ equity at beginning of period	311,900,255	244,394,241	22,231,885	18,825,073	98,575,956	86,197,305	-	-

Contract owners’ equity at end of period	$339,221,529	311,900,255	31,654,175	22,231,885	129,817,820	98,575,956	2,031,437	-

CHANGE IN UNITS:
Beginning units	27,691,497	24,609,072	1,793,593	1,994,973	7,384,663	8,452,066	-	-
Units purchased	2,459,796	4,764,898	132,626	23,963	1,726,819	666,371	185,138	-
Units redeemed	(3,506,286)	(1,682,473)	(212,500)	(225,343)	(2,521,920)	(1,733,774)	(12,970)	-

Ending units	26,645,007	27,691,497	1,713,719	1,793,593	6,589,562	7,384,663	172,168	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVZ		NVMLG1		NVMLG2		NVMM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(164,815)	-	(118,313)	233,225	(1,806,921)	2,596,948	(482)	-
Realized gain (loss) on investments	26,744	-	(343,568)	(18,929)	(5,645,050)	(21,367)	-	-
Change in unrealized gain (loss) on investments	8,671,600	-	(1,586,475)	848,581	(22,770,672)	11,102,949	-	-
Reinvested capital gains	-	-	4,298,354	1,203,772	59,714,220	14,974,105	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,533,529	-	2,249,998	2,266,649	29,491,577	28,652,635	(482)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	467,356	-	109,269	106,871	2,651,726	4,701,138	1,002,883	-
Transfers between funds	51,530,569	-	(584,729)	(488,443)	(11,948,002)	(7,142,025)	(877,643)	-
Redemptions (notes 2, 3, and 4)	(1,090,431)	-	(700,387)	(1,062,688)	(9,781,176)	(11,174,867)	-	-
Adjustments to maintain reserves	25,348	-	(113)	454	201	56	1	-

Net equity transactions	50,932,842	-	(1,175,960)	(1,443,806)	(19,077,251)	(13,615,698)	125,241	-

Net change in contract owners’ equity	59,466,371	-	1,074,038	822,843	10,414,326	15,036,937	124,759	-
Contract owners’ equity at beginning of period	-	-	9,184,956	8,362,113	120,157,377	105,120,440	-	-

Contract owners’ equity at end of period	$59,466,371	-	10,258,994	9,184,956	130,571,703	120,157,377	124,759	-

CHANGE IN UNITS:
Beginning units	-	-	382,086	448,327	5,293,739	5,938,578	-	-
Units purchased	5,190,444	-	23,226	28,424	707,424	818,452	100,865	-
Units redeemed	(128,316)	-	(72,601)	(94,665)	(1,507,522)	(1,463,291)	(88,290)	-

Ending units	5,062,128	-	332,711	382,086	4,493,641	5,293,739	12,575	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,559,718)	(2,308,574)	(1,989,444)	(1,779,292)	8,112	11,590	1,244,984	1,787,439
Realized gain (loss) on investments	3,338,345	6,629,580	(2,870,257)	(5,070,783)	(56,266)	(27,080)	(19,539,277)	(6,544,540)
Change in unrealized gain (loss) on investments	69,513,875	2,119,857	50,710,093	10,786,045	31,556	38,668	13,000,740	9,982,958
Reinvested capital gains	27,150,124	44,016,105	18,235,243	29,545,635	-	114,157	-	40,213,968

Net increase (decrease) in contract owners’ equity resulting from operations	97,442,626	50,456,968	64,085,635	33,481,605	(16,598)	137,335	(5,293,553)	45,439,825

Equity transactions:
Purchase payments received from contract owners (note 4)	928,534	1,523,950	8,144,883	4,904,039	-	(971)	2,085,238	2,870,048
Transfers between funds	(5,354,913)	(1,867,508)	(29,042,828)	8,663,181	(85,169)	(74,798)	(193,310)	(3,325,488)
Redemptions (notes 2, 3, and 4)	(13,684,156)	(17,902,178)	(10,931,783)	(12,849,049)	(2,315)	(39,389)	(16,283,006)	(25,040,142)
Adjustments to maintain reserves	2,354	175	610	(20)	3	3	671	17

Net equity transactions	(18,108,181)	(18,245,561)	(31,829,118)	718,151	(87,481)	(115,155)	(14,390,407)	(25,495,565)

Net change in contract owners’ equity	79,334,445	32,211,407	32,256,517	34,199,756	(104,079)	22,180	(19,683,960)	19,944,260
Contract owners’ equity at beginning of period	178,846,131	146,634,724	128,549,149	94,349,393	648,555	626,375	231,598,787	211,654,527

Contract owners’ equity at end of period	$258,180,576	178,846,131	160,805,666	128,549,149	544,476	648,555	211,914,827	231,598,787

CHANGE IN UNITS:
Beginning units	7,457,247	8,287,039	5,672,388	5,598,301	34,208	40,741	10,260,963	11,449,717
Units purchased	93,517	121,840	1,904,715	1,622,679	1,187	274	856,577	424,367
Units redeemed	(775,253)	(951,632)	(3,102,231)	(1,548,592)	(6,232)	(6,807)	(1,483,755)	(1,613,121)

Ending units	6,775,511	7,457,247	4,474,872	5,672,388	29,163	34,208	9,633,785	10,260,963

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNMO1		NVNMO2		NVNSR1		NVNSR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(619,901)	(509,008)	(471,230)	(396,943)	(9,220)	(10,222)	(712,647)	(845,151)
Realized gain (loss) on investments	1,360,270	2,231,541	677,632	1,324,883	(50,177)	(81,247)	(2,262,473)	6,641,110
Change in unrealized gain (loss) on investments	1,495,311	9,171,508	1,173,866	5,204,244	89,237	339,592	7,797,822	5,270,364
Reinvested capital gains	5,726,559	5,862,075	3,770,387	3,343,833	113,260	200,511	6,333,970	11,257,304

Net increase (decrease) in contract owners’ equity resulting from operations	7,962,239	16,756,116	5,150,655	9,476,017	143,100	448,634	11,156,672	22,323,627

Equity transactions:
Purchase payments received from contract owners (note 4)	315,541	454,211	1,158,943	3,448,248	46,985	51,240	1,725,162	1,957,837
Transfers between funds	(1,961,131)	(809,560)	(2,074,447)	(1,228,082)	(81,919)	(52,964)	(5,875,102)	(1,327,303)
Redemptions (notes 2, 3, and 4)	(4,640,884)	(6,674,205)	(2,821,863)	(5,170,758)	(207,182)	(387,637)	(9,922,189)	(11,423,659)
Adjustments to maintain reserves	1,076	(60)	347	(432)	58	(42)	797	(20)

Net equity transactions	(6,285,398)	(7,029,614)	(3,737,020)	(2,951,024)	(242,058)	(389,403)	(14,071,332)	(10,793,145)

Net change in contract owners’ equity	1,676,841	9,726,502	1,413,635	6,524,993	(98,958)	59,231	(2,914,660)	11,530,482
Contract owners’ equity at beginning of period	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477	105,198,483	93,668,001

Contract owners’ equity at end of period	$77,645,454	75,968,613	44,528,018	43,114,383	2,003,750	2,102,708	102,283,823	105,198,483

CHANGE IN UNITS:
Beginning units	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207	4,925,653	5,445,148
Units purchased	44,396	36,440	575,769	403,190	12,640	5,377	354,668	980,238
Units redeemed	(357,457)	(400,441)	(735,503)	(556,352)	(26,766)	(25,267)	(994,243)	(1,499,733)

Ending units	3,252,837	3,565,898	1,943,145	2,102,879	81,191	95,317	4,286,078	4,925,653

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVOLG2		NVRE1		NVRE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,076	1,305,605	(1,208,183)	(9,583)	65,393	147,271	(292,407)	(41,059)
Realized gain (loss) on investments	2,943,052	9,742,258	(6,125,520)	(4,385,492)	(899,551)	(1,076,756)	(4,869,492)	(1,423,079)
Change in unrealized gain (loss) on investments	20,905,499	4,696,528	24,326,983	16,051,245	(2,653,247)	11,769,139	(3,464,714)	23,025,386
Reinvested capital gains	39,046,437	96,430,002	28,648,461	68,289,238	173,919	-	360,732	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,914,064	112,174,393	45,641,741	79,945,408	(3,313,486)	10,839,654	(8,265,881)	21,561,248

Equity transactions:
Purchase payments received from contract owners (note 4)	3,877,169	2,982,662	12,740,745	5,039,861	398,469	519,095	3,815,038	2,999,734
Transfers between funds	(8,850,312)	(4,879,185)	(41,297,637)	13,754,398	(1,562,985)	(483,738)	(10,150,888)	5,008,440
Redemptions (notes 2, 3, and 4)	(31,884,997)	(38,541,417)	(24,755,607)	(25,391,347)	(2,968,534)	(4,960,873)	(7,325,047)	(9,565,206)
Adjustments to maintain reserves	4,555	981	(526)	580	253	(49)	(11,444)	(88)

Net equity transactions	(36,853,585)	(40,436,959)	(53,313,025)	(6,596,508)	(4,132,797)	(4,925,565)	(13,672,341)	(1,557,120)

Net change in contract owners’ equity	26,060,479	71,737,434	(7,671,284)	73,348,900	(7,446,283)	5,914,089	(21,938,222)	20,004,128
Contract owners’ equity at beginning of period	399,493,431	327,755,997	305,459,440	232,110,540	44,837,288	38,923,199	97,656,428	77,652,300

Contract owners’ equity at end of period	$425,553,910	399,493,431	297,788,156	305,459,440	37,391,005	44,837,288	75,718,206	97,656,428

CHANGE IN UNITS:
Beginning units	9,975,304	11,104,064	7,991,334	8,197,306	2,444,964	2,737,930	5,671,543	5,777,988
Units purchased	159,165	144,812	1,782,286	1,635,828	53,054	88,471	655,716	1,213,815
Units redeemed	(1,070,663)	(1,273,572)	(3,117,677)	(1,841,800)	(321,248)	(381,437)	(1,598,296)	(1,320,260)

Ending units	9,063,806	9,975,304	6,655,943	7,991,334	2,176,770	2,444,964	4,728,963	5,671,543

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIX2		NVSTB2		NVTIV3		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(613,219)	(597,986)	183,121	1,032,187	(244,989)	1,708,201	(8,001,691)	1,468,501
Realized gain (loss) on investments	(10,356,062)	(2,940,718)	97,472	(1,003,869)	(5,878,017)	1,676,428	-	-
Change in unrealized gain (loss) on investments	28,236,068	(14,450,894)	1,782,083	3,587,210	16,654,967	(860,109)	-	-
Reinvested capital gains	4,881,037	38,288,355	-	-	-	16,421,785	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,147,824	20,298,757	2,062,676	3,615,528	10,531,961	18,946,305	(8,001,691)	1,468,501

Equity transactions:
Purchase payments received from contract owners (note 4)	20,341,660	12,868,858	13,442,318	14,025,257	1,219,692	4,078,392	156,578,576	134,678,359
Transfers between funds	(4,223,369)	139,987	14,712,647	(14,198,213)	5,850,021	14,144,987	579,450,568	268,169,188
Redemptions (notes 2, 3, and 4)	(6,649,956)	(4,691,174)	(18,056,894)	(16,384,941)	(14,872,665)	(18,641,037)	(557,241,631)	(465,764,138)
Adjustments to maintain reserves	353	(437)	(22)	(36)	531	(5)	(42,908)	6,117

Net equity transactions	9,468,688	8,317,234	10,098,049	(16,557,933)	(7,802,421)	(417,663)	178,744,605	(62,910,474)

Net change in contract owners’ equity	31,616,512	28,615,991	12,160,725	(12,942,405)	2,729,540	18,528,642	170,742,914	(61,441,973)
Contract owners’ equity at beginning of period	113,146,374	84,530,383	147,991,296	160,933,701	189,900,204	171,371,562	504,189,693	565,631,666

Contract owners’ equity at end of period	$144,762,886	113,146,374	160,152,021	147,991,296	192,629,744	189,900,204	674,932,607	504,189,693

CHANGE IN UNITS:
Beginning units	6,508,380	5,983,119	14,111,650	15,840,601	12,319,345	12,328,795	43,262,098	48,439,904
Units purchased	2,183,841	1,467,123	9,180,761	4,361,340	2,109,864	1,882,174	102,874,715	59,343,695
Units redeemed	(1,621,412)	(941,862)	(8,238,003)	(6,090,291)	(2,374,572)	(1,891,624)	(88,602,227)	(64,521,501)

Ending units	7,070,809	6,508,380	15,054,408	14,111,650	12,054,637	12,319,345	57,534,586	43,262,098

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF		SCF2		SCGF		SCGF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(692,996)	(750,308)	(533,361)	(601,305)	(87,778)	(80,482)	(636,085)	(580,760)
Realized gain (loss) on investments	493,203	899,993	(3,540,249)	(2,453,956)	(25,114)	(128,166)	(3,734,176)	(293,111)
Change in unrealized gain (loss) on investments	8,723,690	5,795,975	10,238,949	6,559,275	1,606,843	290,025	13,030,364	158,252
Reinvested capital gains	2,257,009	6,641,946	1,673,776	4,811,073	890,439	1,667,975	5,810,636	10,937,783

Net increase (decrease) in contract owners’ equity resulting from operations	10,780,906	12,587,606	7,839,115	8,315,087	2,384,390	1,749,352	14,470,739	10,222,164

Equity transactions:
Purchase payments received from contract owners (note 4)	295,986	353,335	2,018,803	1,384,344	87,797	82,071	3,608,806	2,127,553
Transfers between funds	(1,611,983)	(1,099,718)	(2,132,440)	53,394	56,477	(113,048)	(5,129,224)	206,502
Redemptions (notes 2, 3, and 4)	(4,898,946)	(5,260,034)	(3,675,597)	(3,779,487)	(430,870)	(487,260)	(3,627,501)	(2,910,891)
Adjustments to maintain reserves	987	2,273	(41,141)	(347)	87	(52)	459	(421)

Net equity transactions	(6,213,956)	(6,004,144)	(3,830,375)	(2,342,096)	(286,509)	(518,289)	(5,147,460)	(577,257)

Net change in contract owners’ equity	4,566,950	6,583,462	4,008,740	5,972,991	2,097,881	1,231,063	9,323,279	9,644,907
Contract owners’ equity at beginning of period	60,683,223	54,099,761	41,328,124	35,355,133	6,568,627	5,337,564	40,921,997	31,277,090

Contract owners’ equity at end of period	$65,250,173	60,683,223	45,336,864	41,328,124	8,666,508	6,568,627	50,245,276	40,921,997

CHANGE IN UNITS:
Beginning units	806,570	888,494	1,019,467	1,077,040	385,691	420,135	1,200,642	1,224,052
Units purchased	19,741	16,309	136,887	114,181	78,129	60,173	490,149	296,499
Units redeemed	(109,812)	(98,233)	(227,474)	(171,754)	(97,633)	(94,617)	(626,535)	(319,909)

Ending units	716,499	806,570	928,880	1,019,467	366,187	385,691	1,064,256	1,200,642

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		SCVF2		TRF		TRF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(232,120)	(71,887)	(461,934)	(242,885)	(229,072)	(226,179)	(630,984)	(627,212)
Realized gain (loss) on investments	(2,725,354)	550,254	(5,499,684)	(2,764,139)	7,468,812	8,613,128	11,638,678	14,753,218
Change in unrealized gain (loss) on investments	3,190,050	(4,023,582)	7,734,569	(2,883,314)	(5,763,463)	16,498,962	(10,405,370)	6,215,676
Reinvested capital gains	95,691	7,373,925	164,124	11,286,911	8,921,899	5,358,500	7,573,076	4,631,916

Net increase (decrease) in contract owners’ equity resulting from operations	328,267	3,828,710	1,937,075	5,396,573	10,398,176	30,244,411	8,175,400	24,973,598

Equity transactions:
Purchase payments received from contract owners (note 4)	369,263	321,666	1,736,038	1,001,527	640,948	1,145,526	3,555,108	4,601,250
Transfers between funds	(388,225)	(431,245)	1,400,564	(178,799)	(2,381,360)	(1,289,921)	(4,407,795)	1,979,516
Redemptions (notes 2, 3, and 4)	(2,263,134)	(2,830,041)	(2,685,706)	(3,138,150)	(9,320,451)	(12,583,393)	(10,473,615)	(12,535,194)
Adjustments to maintain reserves	529	76	(60,692)	(336)	3,883	293	1,103	18

Net equity transactions	(2,281,567)	(2,939,544)	390,204	(2,315,758)	(11,056,980)	(12,727,495)	(11,325,199)	(5,954,410)

Net change in contract owners’ equity	(1,953,300)	889,166	2,327,279	3,080,815	(658,804)	17,516,916	(3,149,799)	19,019,188
Contract owners’ equity at beginning of period	23,887,728	22,998,562	35,487,106	32,406,291	131,486,748	113,969,832	112,611,597	93,592,409

Contract owners’ equity at end of period	$21,934,428	23,887,728	37,814,385	35,487,106	130,827,944	131,486,748	109,461,798	112,611,597

CHANGE IN UNITS:
Beginning units	571,880	644,567	927,362	987,854	937,161	1,054,265	3,243,676	3,413,423
Units purchased	37,930	21,407	234,590	121,142	9,465	19,611	375,907	757,632
Units redeemed	(98,417)	(94,094)	(203,915)	(181,634)	(92,574)	(136,715)	(710,216)	(927,379)

Ending units	511,393	571,880	958,037	927,362	854,052	937,161	2,909,367	3,243,676

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMINS		AMMCGS		AMSRS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(195)	(195)	(1,192)	(1,706)	(47,475)	(46,445)	(107,500)	(149,785)
Realized gain (loss) on investments	602	1,169	281	(186)	230,589	186,419	921,915	918,513
Change in unrealized gain (loss) on investments	3,505	1,599	6,678	22,928	645,314	412,095	981,140	1,735,274
Reinvested capital gains	643	814	5,136	4,452	165,824	227,134	586,266	837,518

Net increase (decrease) in contract owners’ equity resulting from operations	4,555	3,387	10,903	25,488	994,252	779,203	2,381,821	3,341,520

Equity transactions:
Purchase payments received from contract owners (note 4)	2,859	2,968	-	4	15,396	1,168	42,063	69,515
Transfers between funds	-	543	-	(7,452)	(119,740)	147,797	(694,651)	(586,051)
Redemptions (notes 2, 3, and 4)	(4,392)	(4,520)	(13,170)	(8,192)	(284,460)	(303,499)	(1,378,368)	(1,633,219)
Adjustments to maintain reserves	473	44	10	(17)	(25)	(90)	550	13,398

Net equity transactions	(1,060)	(965)	(13,160)	(15,657)	(388,829)	(154,624)	(2,030,406)	(2,136,357)

Net change in contract owners’ equity	3,495	2,422	(2,257)	9,831	605,423	624,579	351,415	1,205,163
Contract owners’ equity at beginning of period	14,771	12,349	116,470	106,639	3,157,985	2,533,406	15,904,345	14,699,182

Contract owners’ equity at end of period	$18,266	14,771	114,213	116,470	3,763,408	3,157,985	16,255,760	15,904,345

CHANGE IN UNITS:
Beginning units	-	-	7,137	8,216	72,408	75,180	446,891	512,948
Units purchased	-	7	-	263	12,706	17,123	7,868	4,014
Units redeemed	-	(7)	(806)	(1,342)	(22,472)	(19,895)	(67,588)	(70,071)

Ending units	-	-	6,331	7,137	62,642	72,408	387,171	446,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTB		NOTB4		NOTG4		NOTMG4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$516,064	308,894	12,100	23,017	(3,217)	(24,315)	5,376	2,094
Realized gain (loss) on investments	(436,992)	(604,713)	(114,989)	(19,587)	(62,227)	(39,041)	(93,956)	(30,694)
Change in unrealized gain (loss) on investments	834,815	1,743,415	233,121	860,094	173,119	408,299	231,249	655,547
Reinvested capital gains	-	-	123,258	291,956	-	327,239	55,340	305,396

Net increase (decrease) in contract owners’ equity resulting from operations	913,887	1,447,596	253,490	1,155,480	107,675	672,182	198,009	932,343

Equity transactions:
Purchase payments received from contract owners (note 4)	359,865	401,173	6,704	4,918	140,450	13,789	20,411	15,786
Transfers between funds	1,173,044	(1,483,799)	(55,468)	(1,510)	20,483	(172,261)	(120,003)	(31,310)
Redemptions (notes 2, 3, and 4)	(6,867,839)	(9,045,544)	(2,159,417)	(831,279)	(755,498)	(267,618)	(899,312)	(366,742)
Adjustments to maintain reserves	(21)	(3)	49	(84)	66	(56)	83	(85)

Net equity transactions	(5,334,951)	(10,128,173)	(2,208,132)	(827,955)	(594,499)	(426,146)	(998,821)	(382,351)

Net change in contract owners’ equity	(4,421,064)	(8,680,577)	(1,954,642)	327,525	(486,824)	246,036	(800,812)	549,992
Contract owners’ equity at beginning of period	62,825,663	71,506,240	10,056,420	9,728,895	5,078,242	4,832,206	7,455,381	6,905,389

Contract owners’ equity at end of period	$58,404,599	62,825,663	8,101,778	10,056,420	4,591,418	5,078,242	6,654,569	7,455,381

CHANGE IN UNITS:
Beginning units	5,359,460	6,261,593	851,617	925,125	407,232	443,562	597,271	629,849
Units purchased	718,571	827,348	12,434	8,207	18,017	4,163	11,155	14,312
Units redeemed	(1,205,911)	(1,729,481)	(200,455)	(81,715)	(68,216)	(40,493)	(93,068)	(46,890)

Ending units	4,872,120	5,359,460	663,596	851,617	357,033	407,232	515,358	597,271

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMUBA		PMVAAD		PMVEBD		PMVFAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,215	2,103	1,211,685	494,777	354,430	333,967	542,121	48,392
Realized gain (loss) on investments	(34)	(3)	(551,472)	(185,615)	(83,687)	(33,459)	(269,513)	(40,867)
Change in unrealized gain (loss) on investments	1,178	208	1,364,870	3,627,074	234,660	1,134,133	964,385	818,587
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,359	2,308	2,025,083	3,936,236	505,403	1,434,641	1,236,993	826,112

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	550,108	865,302	871,078	896,950	1,321,563	409,783
Transfers between funds	1,160	755	(2,069,757)	(570,509)	(458,715)	601,718	(554,649)	(324,808)
Redemptions (notes 2, 3, and 4)	(4)	-	(3,178,677)	(2,471,263)	(720,092)	(890,349)	(1,501,312)	(1,850,854)
Adjustments to maintain reserves	(7)	(1)	335	(310)	3,271	(392)	1,721	(261)

Net equity transactions	1,149	754	(4,697,991)	(2,176,780)	(304,458)	607,927	(732,677)	(1,766,140)

Net change in contract owners’ equity	3,508	3,062	(2,672,908)	1,759,456	200,945	2,042,568	504,316	(940,028)
Contract owners’ equity at beginning of period	57,094	54,032	42,458,156	40,698,700	12,982,549	10,939,981	15,596,010	16,536,038

Contract owners’ equity at end of period	$60,602	57,094	39,785,248	42,458,156	13,183,494	12,982,549	16,100,326	15,596,010

CHANGE IN UNITS:
Beginning units	5,450	5,377	3,633,506	3,832,626	1,163,994	1,107,456	1,330,616	1,483,969
Units purchased	157	73	181,386	196,403	249,126	301,190	268,225	176,431
Units redeemed	(50)	-	(604,580)	(395,523)	(288,421)	(244,652)	(341,796)	(329,784)

Ending units	5,557	5,450	3,210,312	3,633,506	1,124,699	1,163,994	1,257,045	1,330,616

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFHA		PMVHYD		PMVIV		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32,197	8,480	11,776	10,826	21,672	2,477	(1,469,131)	4,497,268
Realized gain (loss) on investments	6,976	979	517	579	114	67	(3,411,418)	(2,973,394)
Change in unrealized gain (loss) on investments	(8,301)	26,435	4,386	20,633	39,231	3,187	9,543,778	7,513,362
Reinvested capital gains	-	4,505	-	-	1,310	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,872	40,399	16,679	32,038	62,327	5,731	4,663,229	9,037,236

Equity transactions:
Purchase payments received from contract owners (note 4)	39,517	10,673	10,001	9,405	1,113,755	82,443	10,316,746	15,922,270
Transfers between funds	(139,911)	14,971	36,725	(2,016)	352,645	151,825	25,427,108	1,382,752
Redemptions (notes 2, 3, and 4)	(10,832)	(16,357)	(1,237)	(17,262)	(103)	-	(37,048,496)	(39,460,277)
Adjustments to maintain reserves	63	-	60	8	71	(25)	(18,290)	7,592

Net equity transactions	(111,163)	9,287	45,549	(9,865)	1,466,368	234,243	(1,322,932)	(22,147,663)

Net change in contract owners’ equity	(80,291)	49,686	62,228	22,173	1,528,695	239,974	3,340,297	(13,110,427)
Contract owners’ equity at beginning of period	678,593	628,907	256,990	234,817	257,017	17,043	382,314,612	395,425,039

Contract owners’ equity at end of period	$598,302	678,593	319,218	256,990	1,785,712	257,017	385,654,909	382,314,612

CHANGE IN UNITS:
Beginning units	53,592	52,907	19,301	20,123	23,677	1,696	33,581,573	35,595,616
Units purchased	9,264	9,828	5,347	1,358	136,272	22,528	9,041,727	6,226,123
Units redeemed	(18,003)	(9,143)	(1,859)	(2,180)	(1,834)	(547)	(9,238,915)	(8,240,166)

Ending units	44,853	53,592	22,789	19,301	158,115	23,677	33,384,385	33,581,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRA		PMVRSD		PMVSTA		PMVTRD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,927	2,987	5,338	4,733	(218,811)	547,938	1,862,832	4,965,756
Realized gain (loss) on investments	993	231	(3,719)	(11,941)	(289,238)	(24,819)	(612,281)	(4,466,965)
Change in unrealized gain (loss) on investments	30,832	15,815	1,175	19,562	717,820	167,188	18,955,727	22,495,555
Reinvested capital gains	-	-	-	-	-	-	3,970,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,752	19,033	2,794	12,354	209,771	690,307	24,176,592	22,994,346

Equity transactions:
Purchase payments received from contract owners (note 4)	198,323	27,743	-	47,078	7,269,633	11,238,019	21,985,939	23,515,787
Transfers between funds	5,541	(4,408)	(14,934)	(34,142)	5,644,425	13,692,917	16,741,128	(18,748,641)
Redemptions (notes 2, 3, and 4)	(4,213)	(15,993)	(1,756)	(19,317)	(9,830,985)	(5,819,389)	(34,203,238)	(30,929,752)
Adjustments to maintain reserves	44	10	11	(2)	4,461	(244)	41,271	1,000

Net equity transactions	199,695	7,352	(16,679)	(6,383)	3,087,534	19,111,303	4,565,100	(26,161,606)

Net change in contract owners’ equity	234,447	26,385	(13,885)	5,971	3,297,305	19,801,610	28,741,692	(3,167,260)
Contract owners’ equity at beginning of period	265,577	239,192	123,184	117,213	69,148,806	49,347,196	363,492,228	366,659,488

Contract owners’ equity at end of period	$500,024	265,577	109,299	123,184	72,446,111	69,148,806	392,233,920	363,492,228

CHANGE IN UNITS:
Beginning units	26,395	25,651	20,926	22,048	6,714,306	4,846,128	31,717,096	34,163,917
Units purchased	21,303	3,826	2,155	10,251	3,443,545	3,561,834	8,397,388	5,074,102
Units redeemed	(3,019)	(3,082)	(4,698)	(11,373)	(3,178,693)	(1,693,656)	(8,147,058)	(7,520,923)

Ending units	44,679	26,395	18,383	20,926	6,979,158	6,714,306	31,967,426	31,717,096

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVIGIB		PVTIGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(13,079)	13,337	(75,573)	(41,863)	(1,679)	-	75,174	(23,221)
Realized gain (loss) on investments	(52,039)	18,824	231,208	40,038	2,065	-	(751,407)	112,274
Change in unrealized gain (loss) on investments	553,944	395,272	1,300,481	504,044	44,874	-	779,652	1,695,273
Reinvested capital gains	181,488	217,089	249,686	397,786	-	-	-	14,357

Net increase (decrease) in contract owners’ equity resulting from operations	670,314	644,522	1,705,802	900,005	45,260	-	103,419	1,798,683

Equity transactions:
Purchase payments received from contract owners (note 4)	5,448,071	50,908	43,119	49,692	297,460	-	1,891,244	1,384,957
Transfers between funds	2,018,524	277,339	2,312,481	1,097,538	494,526	-	(7,123,103)	8,329,577
Redemptions (notes 2, 3, and 4)	(473,618)	(268,507)	(512,063)	(424,655)	(889)	-	(738,100)	(345,492)
Adjustments to maintain reserves	105	(107)	145	(46)	(9)	-	660	(185)

Net equity transactions	6,993,082	59,633	1,843,682	722,529	791,088	-	(5,969,299)	9,368,857

Net change in contract owners’ equity	7,663,396	704,155	3,549,484	1,622,534	836,348	-	(5,865,880)	11,167,540
Contract owners’ equity at beginning of period	2,895,953	2,191,798	3,782,197	2,159,663	-	-	18,098,499	6,930,959

Contract owners’ equity at end of period	$10,559,349	2,895,953	7,331,681	3,782,197	836,348	-	12,232,619	18,098,499

CHANGE IN UNITS:
Beginning units	222,349	215,922	208,365	160,245	-	-	889,855	412,873
Units purchased	655,345	45,844	193,045	122,201	70,369	-	185,989	547,749
Units redeemed	(101,864)	(39,417)	(105,329)	(74,081)	(8,376)	-	(548,808)	(70,767)

Ending units	775,830	222,349	296,081	208,365	61,993	-	527,036	889,855

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HVSIT		ROCSC		TRHS2		VVGGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(243,599)	(277,767)	1,188	713	(4,433,248)	(4,176,964)	3,838	(597)
Realized gain (loss) on investments	(1,124,226)	(1,808,071)	(8,793)	(3,218)	9,717,089	6,912,254	133,222	6,471
Change in unrealized gain (loss) on investments	2,241,899	2,319,589	(20,551)	13,239	46,156,054	46,488,399	(48,044)	36,774
Reinvested capital gains	1,147,365	3,438,461	3,672	31,345	18,506,482	12,324,903	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,021,439	3,672,212	(24,484)	42,079	69,946,377	61,548,592	89,016	42,648

Equity transactions:
Purchase payments received from contract owners (note 4)	42,708	60,551	-	-	22,552,047	11,808,198	536,145	235,684
Transfers between funds	(1,028,480)	(123,352)	(12,188)	(405)	(21,440,570)	(11,873,081)	26,023	(22,240)
Redemptions (notes 2, 3, and 4)	(1,889,748)	(1,898,136)	(7,653)	(6,088)	(22,663,254)	(23,338,467)	(93,943)	-
Adjustments to maintain reserves	250	(273)	1	1	1,428	687	(9)	(9)

Net equity transactions	(2,875,270)	(1,961,210)	(19,840)	(6,492)	(21,550,349)	(23,402,663)	468,216	213,435

Net change in contract owners’ equity	(853,831)	1,711,002	(44,324)	35,587	48,396,028	38,145,929	557,232	256,083
Contract owners’ equity at beginning of period	17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-

Contract owners’ equity at end of period	$16,632,274	17,486,105	226,558	270,882	330,365,126	281,969,098	813,315	256,083

CHANGE IN UNITS:
Beginning units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-
Units purchased	103,633	153,761	234	98	1,169,946	805,556	111,499	23,243
Units redeemed	(228,219)	(237,571)	(1,894)	(561)	(1,696,977)	(1,431,572)	(64,571)	(2,288)

Ending units	690,065	814,651	15,761	17,421	5,988,488	6,515,519	67,883	20,955

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWBF		VWEM		VWHA		VWHAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$310,394	(61,964)	93,175	(128,946)	(38,805)	(147,849)	(184,848)	(415,798)
Realized gain (loss) on investments	(404,312)	(384,362)	304,885	214,567	(1,057,079)	(904,592)	(2,482,287)	(1,990,985)
Change in unrealized gain (loss) on investments	419,534	1,106,322	1,091,025	3,254,670	2,538,676	2,127,142	6,934,842	4,901,599
Reinvested capital gains	-	-	409,091	340,644	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	325,616	659,996	1,898,176	3,680,935	1,442,792	1,074,701	4,267,707	2,494,816

Equity transactions:
Purchase payments received from contract owners (note 4)	32,832	64,702	57,851	179,673	37	44	1,370,607	1,612,198
Transfers between funds	(264,955)	(138,451)	(910,548)	(223,573)	(314,918)	(319,210)	49,982	710,838
Redemptions (notes 2, 3, and 4)	(466,249)	(726,816)	(1,614,221)	(1,439,728)	(915,913)	(949,529)	(1,859,168)	(2,869,658)
Adjustments to maintain reserves	(416)	526	(186)	486	(66)	19	165	(267)

Net equity transactions	(698,788)	(800,039)	(2,467,104)	(1,483,142)	(1,230,860)	(1,268,676)	(438,414)	(546,889)

Net change in contract owners’ equity	(373,172)	(140,043)	(568,928)	2,197,793	211,932	(193,975)	3,829,293	1,947,927
Contract owners’ equity at beginning of period	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951	25,930,502	23,982,575

Contract owners’ equity at end of period	$5,777,855	6,151,027	14,940,718	15,509,646	10,733,908	10,521,976	29,759,795	25,930,502

CHANGE IN UNITS:
Beginning units	253,821	288,142	493,694	546,069	597,024	689,947	4,531,754	4,611,558
Units purchased	18,733	4,861	10,780	76,917,185	39,396	8,542	1,859,425	2,286,179
Units redeemed	(50,323)	(39,182)	(93,611)	(76,969,560)	(127,291)	(101,465)	(1,943,223)	(2,365,983)

Ending units	222,231	253,821	410,863	493,694	509,129	597,024	4,447,956	4,531,754

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VYDS		VRVDRA		SVDF		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(699)	(1,121)	(467)	22,838	(795)	(662)	(2,318)	(2,765)
Realized gain (loss) on investments	23,576	1,348	(325,189)	302	2,005	1,402	15,968	13,260
Change in unrealized gain (loss) on investments	(12,110)	25,198	175,530	(188,998)	22,455	8,145	16,242	26,132
Reinvested capital gains	9,744	9,023	32,823	188,784	4,668	4,819	19,832	30,229

Net increase (decrease) in contract owners’ equity resulting from operations	20,511	34,448	(117,303)	22,926	28,333	13,704	49,724	66,856

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	846,314	621,237	509	(66)	872	2,544
Transfers between funds	(177,930)	-	(464,628)	1,400,528	-	97	-	-
Redemptions (notes 2, 3, and 4)	(5,024)	(2,015)	(42,890)	(14,347)	(3,117)	(2,555)	(33,943)	(30,326)
Adjustments to maintain reserves	18	(2)	343,302	(343,320)	(97)	188	146	(521)

Net equity transactions	(182,936)	(2,017)	682,098	1,664,098	(2,705)	(2,336)	(32,925)	(28,303)

Net change in contract owners’ equity	(162,425)	32,431	564,795	1,687,024	25,628	11,368	16,799	38,553
Contract owners’ equity at beginning of period	162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758

Contract owners’ equity at end of period	$-	162,425	2,251,819	1,687,024	75,362	49,734	286,110	269,311

CHANGE IN UNITS:
Beginning units	5,849	5,933	188,313	-	-	-	-	-
Units purchased	-	-	154,321	233,753	-	52	-	-
Units redeemed	(5,849)	(84)	(127,581)	(45,440)	-	(52)	-	-

Ending units	-	5,849	215,053	188,313	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFVOG2		WFVSCG		IVKMG2		GVDIVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(231)	(192)	(1,623,663)	(1,498,591)	(66,859)	(222,393)	150,677	479,653
Realized gain (loss) on investments	78	(487)	6,597,645	4,022,919	(4,628,635)	(15,024)	(1,076,727)	(50,840)
Change in unrealized gain (loss) on investments	4,626	2,744	40,369,257	1,489,391	(211,614)	2,204,699	606,641	(211,448)
Reinvested capital gains	1,205	1,609	5,832,761	15,459,225	4,067,445	2,168,599	-	92,297

Net increase (decrease) in contract owners’ equity resulting from operations	5,678	3,674	51,176,000	19,472,944	(839,663)	4,135,881	(319,409)	309,662

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	7,695,940	5,557,842	(100,245)	95,346	15,744	34,571
Transfers between funds	-	-	(9,117,686)	(8,067,061)	(13,612,814)	(402,006)	(1,827,936)	70,926
Redemptions (notes 2, 3, and 4)	(12)	(11,507)	(10,580,292)	(6,522,739)	(595,013)	(1,962,485)	(180,150)	(238,465)
Adjustments to maintain reserves	13	9	(42)	(2)	193,476	(289)	(7,480)	(51)

Net equity transactions	1	(11,498)	(12,002,080)	(9,031,960)	(14,114,596)	(2,269,434)	(1,999,822)	(133,019)

Net change in contract owners’ equity	5,679	(7,824)	39,173,920	10,440,984	(14,954,259)	1,866,447	(2,319,231)	176,643
Contract owners’ equity at beginning of period	13,839	21,663	96,594,462	86,153,478	14,954,259	13,087,812	2,319,231	2,142,588

Contract owners’ equity at end of period	$19,518	13,839	135,768,382	96,594,462	-	14,954,259	-	2,319,231

CHANGE IN UNITS:
Beginning units	403	850	2,719,852	2,983,354	740,367	856,633	230,954	245,331
Units purchased	-	-	712,997	470,810	31,667	126,620	29,632	19,745
Units redeemed	-	(447)	(978,077)	(734,312)	(772,034)	(242,886)	(260,586)	(34,122)

Ending units	403	403	2,454,772	2,719,852	-	740,367	-	230,954

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIV2		NVMLV1		NVMLV2		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,780,193	10,951,298	12,371	627,463	174,976	16,019,792	(170,954)	(28,638)
Realized gain (loss) on investments	(21,222,686)	(1,279,662)	(1,983,705)	(104,926)	(54,039,806)	(1,428,375)	(433,200)	160,078
Change in unrealized gain (loss) on investments	10,584,849	(4,905,924)	641,489	(84,902)	17,609,902	(4,645,527)	(699,184)	1,743,424
Reinvested capital gains	-	2,114,428	949,299	246,664	27,160,406	5,625,297	1,120,928	323,936

Net increase (decrease) in contract owners’ equity resulting from operations	(6,857,644)	6,880,140	(380,546)	684,299	(9,094,522)	15,571,187	(182,410)	2,198,800

Equity transactions:
Purchase payments received from contract owners (note 4)	690,755	1,394,422	17,181	53,182	2,099,876	3,478,788	576,558	992,895
Transfers between funds	(43,754,810)	4,085,834	(2,471,408)	(307,830)	(71,270,134)	3,841,155	(16,921,490)	1,511,436
Redemptions (notes 2, 3, and 4)	(3,046,927)	(5,938,346)	(240,171)	(398,783)	(4,868,892)	(6,258,174)	(961,999)	(1,078,893)
Adjustments to maintain reserves	(6,810)	(461)	51	(3,163)	209	(192)	(43)	(115)

Net equity transactions	(46,117,792)	(458,551)	(2,694,347)	(656,594)	(74,038,941)	1,061,577	(17,306,974)	1,425,323

Net change in contract owners’ equity	(52,975,436)	6,421,589	(3,074,893)	27,705	(83,133,463)	16,632,764	(17,489,384)	3,624,123
Contract owners’ equity at beginning of period	52,975,436	46,553,847	3,074,893	3,047,188	83,133,463	66,500,699	17,489,384	13,865,261

Contract owners’ equity at end of period	$-	52,975,436	-	3,074,893	-	83,133,463	-	17,489,384

CHANGE IN UNITS:
Beginning units	3,212,335	3,238,080	140,058	171,784	4,690,827	4,631,844	1,309,996	1,200,259
Units purchased	652,334	585,821	8,962	16,093	690,223	761,693	274,218	290,662
Units redeemed	(3,864,669)	(611,566)	(149,020)	(47,819)	(5,381,050)	(702,710)	(1,584,214)	(180,925)

Ending units	-	3,212,335	-	140,058	-	4,690,827	-	1,309,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2		AMTP
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(170,437)	59,077	-	235
Realized gain (loss) on investments	(519,117)	184,384	-	585
Change in unrealized gain (loss) on investments	(370,242)	2,178,595	-	(2,350)
Reinvested capital gains	218,908	318,413	-	3,092

Net increase (decrease) in contract owners’ equity resulting from operations	(840,888)	2,740,469	-	1,562

Equity transactions:
Purchase payments received from contract owners (note 4)	1,936,350	2,389,460	-	97
Transfers between funds	(23,428,639)	4,619,970	-	(739)
Redemptions (notes 2, 3, and 4)	(371,961)	(1,161,622)	-	(438)
Adjustments to maintain reserves	(1,234)	37,076	-	(13,860)

Net equity transactions	(21,865,484)	5,884,884	-	(14,940)

Net change in contract owners’ equity	(22,706,372)	8,625,353	-	(13,378)
Contract owners’ equity at beginning of period	22,706,372	14,081,019	-	13,378

Contract owners’ equity at end of period	$-	22,706,372	-	-

CHANGE IN UNITS:
Beginning units	1,555,557	1,144,692	-	-
Units purchased	249,810	568,587	-	-
Units redeemed	(1,805,367)	(157,722)	-	-

Ending units	-	1,555,557	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)*
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)*
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)*
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	11/19/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	1016/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	9/14/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)	8/18/2020
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	7/1/2020
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)	7/1/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	6/4/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	5/19/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/19/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	5/5/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG2	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	OVAG2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ARLPE3	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	5/1/2020
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ACVIG2	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FQBS	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	5/1/2020
FVU2S	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $395,141,048 and $428,008,685, respectively, and total transfers from the Separate Account to the fixed account were $177,646,483 and $148,335,147, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$59,291,266,825	$-	$-	$59,291,266,825

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$17,323	$5,673
ALVDAA	6,831	323
ALVDAB	479,301	1,426,385
ALVGIB	364,752	887,307
ALVIVB	533,180	217,892
ALVSVA	66,101	171,842
ALVSVB	15,984,667	12,409,005
ALMCS	471,518	396,229
AAEIP3	10,186	1,216
ARLPE3	88,116	677
ACVB	2,585,446	5,154,223
ACVCA	4,571	3,855
ACVI	919	1,493
ACVIG	1,217,734	1,410,370
ACVIG2	308,506	510,152
ACVIP1	305,587	405,743
ACVIP2	41,784,899	48,110,027
ACVMV1	864,067	2,089,475
ACVMV2	14,362,228	19,932,957
ACVV2	3,187,953	184,965
AFGC	175,556	88,093
AFGF	565,258	1,100,919
AFHY	453,161	433,515
AMVBC4	557,881	237,898
AMVCB4	26,331	789
AMVGS4	60,465	82,784
AMVI4	36,734	260,443
AMVNW4	54,467	17
AVPAP2	39,514,575	84,446,416
BRVED3	33,706,918	32,977,745
BRVHY3	20,529,358	32,705,200
BRVTR3	101,073,494	49,189,620
MLVGA3	29,802,904	41,175,101
DCAP	3,082,377	5,194,621
DCAPS	10,671,333	21,678,828
DGI	1,264,974	1,931,572
DSIF	16,990,664	23,049,202
DSIFS	13,099,008	25,709,523
DSRG	1,168,511	4,271,312
DVDLS	89,162	219,309
DVMCSS	5,211,116	5,781,898
DVSCS	8,074,007	11,521,196
CHSMM	9,510,890	8,012,078
CLVHY2	12,487,248	15,665,913
DWVSVS	13,049,714	9,765,370
DWVVLS	312,145	487,646
ETVFR	4,908,043	17,199,215
FQB	623,739	599,223
FQBS	1,499,535	2,548,111
FVU2S	80,469	108,618
FAMP	2,676,186	8,348,367
FB2	138,638,111	78,522,262
FC2	48,229,733	3,215,173
FEI2	32,041,742	33,464,215
FEIP	15,920,252	26,034,224
FEMS2	16,897,544	1,027,407

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FF10S	1,316,723	996,031
FF10S2	46,258,683	28,935,155
FF20S	1,502,004	2,393,820
FF20S2	30,606,871	43,760,677
FF30S	2,213,000	1,602,313
FF30S2	11,548,454	8,104,208
FG2	115,185,101	70,372,906
FGI2	147,347,406	55,747,858
FGP	45,222,382	45,351,588
FHIP	4,616,780	6,834,128
FIGBP2	207,247,242	110,271,151
FIGBS	3,713,209	2,794,558
FMC2	16,504,783	50,259,606
FMCS	523,167	2,888,133
FNRS2	14,947,719	14,741,929
FO2	6,191,872	16,008,816
FOP	699,777	5,432,403
FRESS2	3,389,729	3,159,336
FVSS	458,333	656,120
FVSS2	465,025	656,806
FTVDM2	984,077	2,139,085
FTVFA2	31,539,219	17,684,037
FTVGI2	10,186,572	15,079,279
FTVIS2	41,450,625	56,573,851
FTVMD2	221,275	612,021
FTVRD2	2,840,980	7,471,479
FTVSI2	355,091	172,446
FTVSV2	12,666,044	14,384,083
TIF2	2,845,424	3,762,864
GVGMNS	494,901	1,265,869
GVMSAS	505,916	247,977
GVSSCS	79,344	128,172
RSRF	529	123
RVARS	4,487,800	5,445,435
ACEG2	2,070,573	1,904,684
IVBRA1	78,591	10,812
IVMCC2	4,000,518	2,278,590
OVAG	1,678,910	2,384,953
OVAG2	14,781,195	3,394,901
OVB	3,757,617	2,656,546
OVGI	2,068,439	2,103,702
OVGIS	25,324,134	37,043,057
OVGS	5,658,635	15,532,008
OVGSS	6,121,526	20,495,027
OVIG	146,525	396,647
OVIGS	6,886,727	11,055,637
OVMS	2,228,967	2,592,861
OVSB	152,637	246,567
OVSBS	450,421	1,538,142
OVSC	992,909	1,357,267
OVSCS	13,897,018	21,151,150
WRASP	5,611,101	23,819,394
WRENG	124,537	51,639
WRHIP	5,494,790	12,932,176
WRMCG	47,094,958	28,828,962
WRPAP	1,495	63
WRPCP	2,034,863	548,869
WRPMAP	6,931,691	12,389,886
WRPMAV	554,160	1,185,559
WRPMCP	533,480	449,253

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

WRPMCV	134,480	583,443
WRPMMV	390,442	629,790
WRPMP	2,541,353	4,371,371
JPICB2	16,411,511	443,002
JPMMV1	790,680	1,797,615
JABS	719,246	1,394,921
JACAS	15,144,762	32,211,278
JAFBS	30,663,013	12,718,514
JAGTS	65,152,502	49,664,247
JAIGS	916,500	5,928,743
JAMGS	718,164	650,231
LZREMS	4,569,849	4,105,585
LOVSDC	842,234	307,616
LOVTRC	19,171,537	8,754,671
MNCPS2	128,489	9,045
M2IGSS	799,177	1,495,693
MNDSC	22,861,437	19,598,150
MV2RIS	1,894,740	4,861
MV3MVS	6,184,415	2,513,594
MVFSC	43,993,919	41,817,304
MVIGSC	10,882,621	897,577
MVIVSC	16,348,398	46,071,848
MVRBSS	296,737	167
MVUSC	33,649	25,201
MGRFV	16	708
MSEM	52,809	166,607
MSEMB	27,692	77,260
MSGI2	1,468,304	2,263,276
MSVF2	3,418,182	4,487,968
MSVFI	1,763,400	2,141,324
MSVRE	1,538	2,230
MSVREB	81	456
VKVGR2	47,854	45,974
DTRTFB	20,993,901	18,815,290
EIF	1,074,656	461,537
EIF2	63,711,257	24,286,435
GBF	105,198,830	98,274,822
GBF2	495,814	239,457
GEM	602,988	1,654,026
GEM2	3,373,111	8,354,179
GIG	461,653	1,566,566
GVAAA2	681,923,349	560,308,608
GVABD2	564,903,583	474,097,626
GVAGG2	42,534,564	57,686,309
GVAGI2	679,611,143	488,100,909
GVAGR2	185,591,042	116,028,906
GVDMA	47,636,900	78,507,835
GVDMC	26,747,508	79,841,424
GVEX1	636,466	8,553
GVEX2	212,755,222	65,923,529
GVIDA	32,388,728	18,562,080
GVIDC	166,965,402	113,336,818
GVIDM	130,041,469	256,828,848
GVIX2	1,888,103	1,292,917
GVIX8	16,863,069	8,900,878
GVDIV2	10,402,936	52,741,098
GVDIVI	385,962	2,235,158
IVKMG2	4,518,647	14,632,950
NVLCA2	3,178,582	24,958,561
NVLM2	4,297,446	20,654,558

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVMLV1	1,133,776	2,866,502
NVMLV2	34,831,564	81,535,332
OVCAFS	61,569	59,616
HIBF	25,238,406	27,985,879
IDPG2	33,021,738	53,998,376
IDPGI2	12,948,079	26,405,044
MCIF	39,468,311	26,621,547
MCIF2	736,946	1,176
MSBF	26,324,670	29,832,381
NAMAA2	233,527,684	64,774,418
NAMGI2	117,303,726	53,300,443
NCPG2	21,322,808	80,356,275
NCPGI2	13,083,401	36,853,466
NJMMA2	9,714,873	633,453
NJNDE2	10,611,334	1,298,536
NVAMV1	1,372,417	5,885,423
NVAMV2	15,978,668	96,879,710
NVAMVX	3,597,978	179,608
NVAMVZ	139,269,428	1,357,505
NVBX	1,792,659	4,570
NVCBD1	2,261,822	2,212,234
NVCBD2	28,890,886	25,248,814
NVCCA2	108,936,784	247,544,384
NVCCN2	183,508,386	130,671,398
NVCMA2	14,087,834	33,849,025
NVCMC2	17,189,277	85,977,709
NVCMD2	80,965,969	268,679,172
NVCRA2	11,390,876	7,902,925
NVCRB2	41,311,794	200,513,682
NVDBL2	83,490,147	139,874,279
NVDCA2	99,121,600	153,525,287
NVFIII	13,349,216	2,083,848
NVGEII	6,968,198	328,480
NVIE6	2,953,869	6,422,683
NVLCP2	25,396,558	12,760,877
NVMGA2	22,952,395	29,596,011
NVMIG1	9,095,454	2,543,289
NVMIG6	51,522,847	32,614,211
NVMIVX	1,862,067	141,202
NVMIVZ	51,092,368	324,216
NVMLG1	4,681,420	1,676,887
NVMLG2	71,051,360	32,221,482
NVMM2	977,883	853,125
NVMMG1	27,737,987	21,255,504
NVMMG2	51,219,666	66,803,581
NVMMV1	28,097	107,469
NVMMV2	11,904,282	25,050,030
NVNMO1	6,437,518	7,615,967
NVNMO2	12,208,168	12,646,376
NVNSR1	367,179	505,254
NVNSR2	11,719,183	20,169,989
NVOLG1	45,272,560	43,060,560
NVOLG2	69,081,424	94,955,519
NVRE1	1,080,838	4,974,087
NVRE2	3,676,672	17,269,253
NVSIX2	26,968,794	13,232,628
NVSTB2	73,721,623	63,440,419
NVTIV3	23,052,779	31,100,656
SAM	466,928,554	296,135,811
SCF	2,425,117	7,074,878

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SCF2	4,252,053	6,900,871
SCGF	2,035,718	1,519,653
SCGF2	17,718,699	17,692,068
SCVF	675,993	3,094,086
SCVF2	5,015,929	4,862,844
TRF	10,519,475	12,883,450
TRF2	14,300,359	18,684,557
AMCG	3,772	4,458
AMINS	5,644	14,869
AMMCGS	749,856	1,020,312
AMSRS	764,150	2,316,359
AMTB	8,230,423	13,049,282
NOTB4	371,327	2,444,149
NOTG4	128,023	725,805
NOTMG4	269,281	1,207,469
PMUBA	3,199	827
PMVAAD	2,669,217	6,155,862
PMVEBD	2,558,446	2,511,745
PMVFAD	3,045,867	3,238,145
PMVFHA	82,209	161,238
PMVHYD	82,656	25,391
PMVIV	1,492,507	3,229
PMVLAD	77,124,700	79,898,318
PMVRA	233,641	31,063
PMVRSD	16,178	27,530
PMVSTA	25,910,333	23,046,070
PMVTRD	72,379,345	62,022,251
PVEIB	7,776,461	615,075
PVGOB	3,865,981	1,848,331
PVIGIB	868,513	79,094
PVTIGB	3,183,319	9,077,402
HVSIT	2,509,245	4,480,997
ROCSC	8,875	23,857
TRHS2	33,108,406	40,584,692
VVGGS	818,207	346,143
VWBF	823,205	1,211,184
VWEM	891,094	2,855,604
VWHA	91,910	1,361,505
VWHAS	6,073,782	6,697,208
VYDS	11,042	184,950
VRVDRA	1,519,740	1,148,587
SVDF	5,178	3,882
SVOF	21,770	36,388
WFVOG2	1,205	243
WFVSCG	22,904,409	30,697,317

	$7,713,922,853	$7,374,723,205

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2020			0.40%	18,898			$18.40	$347,712	2.16%			8.81%
2019			0.40%	19,109			16.91	323,129	2.51%			17.73%
2018			0.40%	24,863			14.36	357,099	1.65%			-6.79%
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020			0.60%	4,485			13.99	62,732	1.82%			4.39%
2019			0.60%	4,030			13.40	53,995	2.05%			14.82%
2018			0.60%	4,197			11.67	48,975	1.88%			-7.63%
2017			0.60%	4,267			12.63	53,903	1.89%			13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	1.15%	to	2.75%	1,039,394	14.11	to	12.25	13,805,895	1.50%	3.65%	to	1.98%
2019	1.15%	to	2.75%	1,110,926	13.62	to	12.02	14,350,826	1.80%	13.92%	to	12.07%
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2020	0.95%	to	2.20%	104,459	31.47	to	31.18	3,662,678	1.34%	1.50%	to	0.22%
2019	0.95%	to	2.20%	127,381	31.00	to	31.11	4,417,884	1.04%	22.44%	to	20.89%
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	0.40%	to	2.05%	175,607	9.12	to	8.73	1,559,120	1.59%	1.80%	to	0.12%
2019	0.40%	to	2.05%	138,361	8.96	to	8.72	1,218,872	1.06%	16.32%	to	14.40%
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.40%	to	0.60%	26,824	18.46	to	18.17	494,075	1.07%	2.96%	to	2.75%
2019	0.40%	to	0.60%	33,267	17.93	to	17.69	595,041	0.63%	19.62%	to	19.38%
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2020	0.40%	to	2.85%	2,428,393	25.45	to	31.82	104,195,951	0.82%	2.64%	to	0.12%
2019	0.40%	to	2.85%	2,334,269	24.79	to	31.78	98,654,265	0.32%	19.42%	to	16.49%
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2020	0.95%	to	1.05%	10,992	46.97	to	46.15	509,767	0.00%	62.70%	to	62.53%
2019	0.95%	to	1.05%	10,997	28.87	to	28.39	313,636	0.00%	28.40%	to	28.27%
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2020			0.40%	3,988			6.21	24,770	3.26%			-25.43%
2019			0.40%	2,758			8.33	22,970	1.69%			19.93%
2018			0.40%	2,662			6.94	18,486	1.73%			-19.28%
2017			0.40%	2,975			8.60	25,596	2.70%			-1.23%
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2020			0.60%	11,330			13.18	149,335	13.58%			8.60%
2019			0.60%	5,727			12.14	69,504	0.00%			39.00%
2018			0.60%	5,727			8.73	50,003	0.00%			-12.69%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	0.80%	to	1.40%	530,862	44.70	to	44.79	25,726,888	1.16%	11.63%	to	10.95%
2019	0.80%	to	1.40%	606,322	40.04	to	40.37	26,517,118	1.55%	18.89%	to	18.17%
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.80%	to	1.40%	463,781	33.71	to	29.38	13,865,280	1.96%	10.91%	to	10.24%
2019	0.80%	to	1.40%	498,774	30.40	to	26.65	13,515,695	2.07%	22.96%	to	22.21%
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2020	0.95%	to	2.40%	95,652	33.60	to	31.07	3,498,121	1.71%	10.39%	to	8.77%
2019	0.95%	to	2.40%	107,378	30.44	to	28.56	3,573,215	1.83%	22.57%	to	20.78%
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.40%	to	0.60%	168,947	11.37	to	11.20	1,918,616	1.61%	9.37%	to	9.15%
2019	0.40%	to	0.60%	181,218	10.40	to	10.26	1,882,070	2.62%	8.72%	to	8.50%
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.40%	to	2.85%	13,530,463	15.03	to	11.88	205,662,850	1.33%	9.12%	to	6.43%
2019	0.40%	to	2.85%	14,004,669	13.77	to	11.16	197,180,047	2.29%	8.47%	to	5.80%
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.40%	to	1.40%	346,062	20.27	to	28.01	9,253,445	1.78%	0.81%	to	-0.21%
2019	0.40%	to	1.40%	399,967	20.10	to	28.07	10,809,320	2.05%	28.63%	to	27.34%
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2020	0.40%	to	2.85%	4,865,239	30.71	to	26.15	156,368,879	1.70%	0.71%	to	-1.77%
2019	0.40%	to	2.85%	5,000,394	30.50	to	26.62	160,894,132	1.91%	28.48%	to	25.32%
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	0.40%	to	2.45%	89,777	24.43	to	29.39	3,061,094	6.25%	0.43%	to	-1.64%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2020			1.30%	17,811			40.74	725,635	2.03%			8.66%
2019			1.30%	16,091			37.50	603,338	2.18%			4.32%
2018			1.30%	17,972			35.94	645,953	2.01%			-0.41%
2017			1.30%	18,957			36.09	684,134	1.53%			0.51%
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2020			1.30%	46,920			329.52	15,461,329	0.56%			50.48%
2019			1.30%	49,615			218.98	10,864,364	0.99%			29.41%
2018			1.30%	54,721			169.22	9,259,805	0.66%			-1.32%
2017			1.30%	62,814			171.48	10,771,585	0.67%			26.96%
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2020			1.30%	6,943			74.17	514,946	9.15%			6.80%
2019			1.30%	7,182			69.44	498,748	6.45%			11.38%
2018			1.30%	6,474			62.35	403,644	5.17%			-3.43%
2017			1.30%	11,741			64.56	757,997	6.21%			5.86%
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2020	0.40%	to	1.15%	75,460	12.14	to	11.79	908,271	2.02%	8.04%	to	17.94%
2019	0.40%	to	0.60%	48,970	11.24	to	11.20	549,737	2.10%	20.55%	to	20.31%
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2020	0.40%	to	0.60%	15,431	11.59	to	11.53	178,195	2.66%	3.70%	to	3.49%
2019	0.40%	to	0.60%	13,318	11.17	to	11.14	148,449	2.70%	17.15%	to	16.91%
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2020			0.60%	43,527			14.64	637,018	0.13%			28.61%
2019			0.60%	47,375			11.38	539,073	0.00%			30.46%
2018			0.60%	16,712			8.72	145,761	0.00%			-12.77%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2020	0.40%	to	1.15%	29,230	11.80	to	13.06	343,835	0.42%	13.20%	to	30.57%
2019	0.40%	to	0.60%	50,587	10.42	to	10.39	525,622	1.31%	22.18%	to	21.93%
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2020	1.05%	to	1.35%	4,129	13.41	to	13.39	55,371	0.00%	34.12%	to	33.89%	****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2020	0.40%	to	2.85%	43,965,150	16.08	to	13.29	706,431,019	1.52%	5.46%	to	2.86%
2019	0.40%	to	2.85%	48,793,019	15.25	to	12.92	751,824,542	2.33%	17.51%	to	14.62%
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2020	0.40%	to	2.85%	16,016,383	15.92	to	13.82	240,120,474	1.97%	3.16%	to	0.62%
2019	0.40%	to	2.85%	16,520,109	15.43	to	13.74	242,401,136	1.83%	26.95%	to	23.83%
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2020	0.40%	to	2.55%	3,105,765	12.14	to	11.59	38,197,026	5.19%	6.58%	to	4.28%
2019	0.40%	to	2.55%	4,274,867	11.39	to	11.11	49,951,526	5.18%	14.40%	to	11.93%
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.40%	to	2.85%	36,250,688	12.01	to	10.43	411,656,607	1.90%	8.11%	to	5.45%
2019	0.40%	to	2.85%	33,610,292	11.11	to	9.89	356,599,362	2.61%	8.71%	to	6.04%
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.40%	to	2.75%	16,997,308	24.20	to	18.32	355,709,751	1.28%	20.23%	to	17.39%
2019	0.40%	to	2.85%	18,748,962	20.13	to	15.43	330,200,800	1.25%	17.28%	to	14.40%
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.80%	to	1.40%	638,601	50.55	to	43.85	28,557,319	0.79%	22.70%	to	21.96%
2019	0.80%	to	1.40%	747,557	41.20	to	35.95	27,383,863	1.17%	35.01%	to	34.19%
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	0.40%	to	2.75%	2,275,227	31.27	to	31.18	92,240,083	0.55%	22.89%	to	19.99%
2019	0.40%	to	2.75%	2,761,476	25.45	to	25.98	92,162,383	0.93%	35.24%	to	32.05%
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	0.80%	to	1.40%	349,495	47.70	to	41.23	14,684,256	0.77%	23.64%	to	22.89%
2019	0.80%	to	1.40%	396,354	38.58	to	33.55	13,545,644	1.08%	28.09%	to	27.31%
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.80%	to	1.40%	2,654,436	79.52	to	87.54	237,006,672	1.57%	17.06%	to	16.36%
2019	0.80%	to	1.40%	2,915,046	67.92	to	75.23	223,546,554	1.71%	30.13%	to	29.35%
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.40%	to	2.55%	3,040,078	31.18	to	37.38	132,479,598	1.31%	17.24%	to	14.71%
2019	0.40%	to	2.55%	3,569,193	26.60	to	32.58	134,065,977	1.46%	30.32%	to	27.51%
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.80%	to	1.40%	603,335	60.28	to	67.50	43,351,654	1.10%	23.15%	to	22.41%
2019	0.80%	to	1.40%	660,931	48.95	to	55.15	38,768,298	1.47%	33.28%	to	32.48%
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2020	0.95%	to	2.25%	28,459	25.91	to	26.39	840,063	0.44%	18.44%	to	16.89%
2019	0.95%	to	2.25%	33,308	21.87	to	22.58	839,641	0.00%	20.34%	to	18.76%
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.40%	to	2.85%	2,523,599	15.06	to	12.75	35,171,532	0.52%	7.41%	to	4.77%
2019	0.40%	to	2.85%	2,526,416	14.02	to	12.17	33,137,075	0.40%	19.38%	to	16.44%
2018	0.40%	to	2.85%	2,557,928	11.74	to	10.46	28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.40%	to	2.55%	1,449,068	31.91	to	43.89	68,254,126	1.05%	10.19%	to	7.82%
2019	0.40%	to	2.55%	1,588,614	28.96	to	40.71	68,693,857	0.91%	21.72%	to	19.10%
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2020	0.75%	to	1.35%	692,340	9.71	to	9.59	6,896,825	0.24%	-0.46%	to	-1.07%
2019	0.75%	to	1.35%	539,381	9.76	to	9.70	5,397,812	1.90%	1.15%	to	0.54%
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2020	0.40%	to	2.30%	687,402	12.07	to	11.24	8,000,749	5.19%	5.88%	to	3.86%
2019	0.40%	to	2.40%	1,015,022	11.40	to	10.79	11,255,887	5.41%	16.06%	to	13.73%
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.40%	to	2.85%	3,656,633	17.97	to	14.85	60,281,289	1.06%	-2.57%	to	-4.97%
2019	0.40%	to	2.85%	3,517,430	18.45	to	15.63	60,032,877	0.81%	27.21%	to	24.08%
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2020	0.40%	to	0.60%	120,519	19.34	to	19.05	2,326,923	1.83%	-0.27%	to	-0.47%
2019	0.40%	to	0.60%	138,474	19.39	to	19.13	2,679,199	1.42%	19.12%	to	18.88%
2018	0.40%	to	0.60%	145,302	16.28	to	16.10	2,361,387	1.25%	-3.39%	to	-3.58%
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.40%	to	2.75%	4,999,796	12.07	to	10.11	55,233,486	3.32%	1.59%	to	-0.81%
2019	0.40%	to	2.75%	6,274,991	11.88	to	10.19	68,892,705	4.32%	6.65%	to	4.13%
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.80%	to	1.40%	273,906	20.22	to	18.06	5,023,892	2.79%	7.25%	to	6.61%
2019	0.80%	to	1.40%	278,446	18.85	to	16.94	4,775,752	3.00%	8.57%	to	7.91%
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2020	0.95%	to	2.30%	973,629	17.40	to	13.66	15,454,423	2.56%	6.84%	to	5.38%
2019	0.95%	to	2.30%	1,054,260	16.29	to	12.96	15,764,545	2.71%	8.13%	to	6.66%
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2020	0.95%	to	2.25%	51,361	10.74	to	10.41	545,771	2.02%	-0.25%	to	-1.56%
2019	0.95%	to	2.25%	54,311	10.77	to	10.58	580,982	1.95%	18.78%	to	17.22%
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.80%	to	1.40%	1,522,133	43.92	to	39.55	91,581,414	1.49%	13.95%	to	13.26%
2019	0.80%	to	1.40%	1,652,739	38.55	to	34.92	87,683,449	1.72%	17.30%	to	16.59%
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.40%	to	2.65%	50,451,237	17.38	to	15.62	837,511,380	1.29%	21.64%	to	18.89%
2019	0.40%	to	2.55%	46,535,382	14.28	to	13.19	641,316,929	1.68%	23.62%	to	20.95%
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.40%	to	2.45%	1,196,323	30.94	to	48.02	65,297,220	0.04%	29.71%	to	27.04%
2019	0.40%	to	2.40%	271,824	23.85	to	38.13	11,083,422	0.28%	30.75%	to	28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.40%	to	2.85%	9,410,420	21.70	to	23.83	302,112,920	1.64%	6.01%	to	3.41%
2019	0.40%	to	2.85%	9,856,666	20.47	to	23.04	301,831,977	1.80%	26.60%	to	23.49%
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.80%	to	1.40%	2,805,619	55.50	to	63.70	263,346,266	1.80%	5.84%	to	5.20%
2019	0.80%	to	1.40%	3,079,159	52.43	to	60.55	274,799,594	1.98%	26.42%	to	25.66%
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2020	0.40%	to	2.65%	1,961,867	13.91	to	13.09	26,469,475	0.75%	30.35%	to	27.41%
2019	0.40%	to	2.50%	759,030	10.67	to	10.30	7,957,750	1.49%	28.68%	to	25.96%
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.80%	to	1.40%	292,996	20.98	to	19.19	5,696,708	1.22%	11.49%	to	10.82%
2019	0.80%	to	1.40%	286,639	18.82	to	17.32	5,019,968	2.00%	15.07%	to	14.38%
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2020	1.10%	to	2.85%	14,422,297	21.67	to	16.39	295,834,904	1.11%	11.01%	to	9.04%
2019	1.10%	to	2.85%	14,119,750	19.52	to	15.03	261,631,240	1.93%	14.48%	to	12.45%
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.80%	to	1.40%	391,213	22.37	to	20.47	8,119,731	1.11%	14.00%	to	13.31%
2019	0.80%	to	1.40%	466,941	19.63	to	18.06	8,546,905	1.84%	19.05%	to	18.33%
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2020	1.10%	to	2.70%	18,407,215	24.20	to	18.74	421,937,337	1.02%	13.46%	to	11.62%
2019	1.10%	to	2.70%	20,113,617	21.33	to	16.79	407,782,827	1.75%	18.56%	to	16.64%
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.80%	to	1.40%	690,190	24.39	to	22.32	15,635,658	1.18%	15.82%	to	15.12%
2019	0.80%	to	1.40%	694,267	21.06	to	19.39	13,652,092	1.95%	23.38%	to	22.63%
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2020	1.10%	to	2.60%	3,249,367	27.14	to	21.36	81,714,212	1.02%	15.36%	to	13.61%
2019	1.10%	to	2.60%	3,255,605	23.53	to	18.80	71,170,340	1.76%	22.75%	to	20.89%
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.40%	to	2.85%	10,140,669	39.52	to	44.34	602,332,549	0.04%	42.98%	to	39.46%
2019	0.40%	to	2.85%	10,118,386	27.64	to	31.79	426,825,480	0.06%	33.44%	to	30.16%
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.40%	to	2.55%	40,752,096	16.47	to	14.88	642,192,283	2.01%	7.16%	to	4.85%
2019	0.40%	to	2.75%	35,508,567	15.37	to	14.08	526,717,527	3.34%	29.16%	to	26.12%
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.80%	to	1.40%	2,516,303	89.43	to	107.25	540,162,585	0.07%	42.74%	to	41.88%
2019	0.80%	to	1.40%	2,727,202	62.65	to	75.59	413,039,306	0.26%	33.24%	to	32.43%
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.80%	to	1.40%	823,287	28.28	to	28.01	33,944,173	4.97%	1.92%	to	1.31%
2019	0.80%	to	1.40%	912,609	27.74	to	27.65	37,080,785	5.04%	14.18%	to	13.49%
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2020	0.40%	to	2.90%	57,103,898	16.84	to	12.49	968,324,680	2.14%	8.73%	to	6.00%
2019	0.40%	to	2.90%	51,919,394	15.48	to	11.78	814,933,908	2.68%	8.97%	to	6.23%
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.80%	to	1.40%	932,031	18.71	to	16.81	15,901,461	2.14%	8.38%	to	7.73%
2019	0.80%	to	1.40%	884,903	17.26	to	15.60	13,995,244	2.73%	8.70%	to	8.05%
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.40%	to	2.85%	4,491,360	25.64	to	42.20	241,712,950	0.39%	17.40%	to	14.51%
2019	0.40%	to	2.85%	5,073,669	21.84	to	36.86	235,309,401	0.67%	22.68%	to	19.66%
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.80%	to	1.40%	651,133	27.28	to	24.96	16,479,421	0.56%	17.09%	to	16.39%
2019	0.80%	to	1.40%	763,210	23.30	to	21.45	16,586,396	0.78%	22.36%	to	21.62%
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.40%	to	2.85%	4,827,926	9.06	to	7.17	41,896,057	2.55%	-33.15%	to	-34.80%
2019	0.40%	to	2.75%	4,651,695	13.56	to	11.17	61,177,730	1.78%	9.38%	to	6.80%
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	0.40%	to	2.85%	3,304,017	14.20	to	24.54	100,929,052	0.22%	14.87%	to	12.05%
2019	0.40%	to	2.85%	3,623,703	12.36	to	21.90	97,597,749	1.49%	26.99%	to	23.87%
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.80%	to	1.40%	1,234,733	37.01	to	34.56	54,134,921	0.44%	14.69%	to	14.00%
2019	0.80%	to	1.40%	1,360,073	32.27	to	30.32	52,207,197	1.70%	26.74%	to	25.98%
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2020	0.40%	to	2.40%	644,375	13.75	to	11.77	8,199,727	1.99%	-7.16%	to	-9.03%
2019	0.40%	to	2.40%	666,837	14.81	to	12.94	9,190,357	1.61%	22.46%	to	20.00%
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.80%	to	1.40%	114,626	34.83	to	31.10	3,623,425	1.20%	7.31%	to	6.66%
2019	0.80%	to	1.40%	130,997	32.46	to	29.16	3,882,954	1.55%	33.22%	to	32.41%
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2020	1.10%	to	2.30%	115,366	46.05	to	37.02	5,027,608	1.04%	6.83%	to	5.54%
2019	1.10%	to	2.30%	126,904	43.11	to	35.08	5,186,100	1.42%	32.62%	to	31.02%
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.80%	to	2.50%	652,427	14.81	to	13.20	9,257,166	4.21%	16.25%	to	14.25%
2019	0.80%	to	2.50%	795,837	12.74	to	11.55	9,772,585	1.01%	25.68%	to	23.53%
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.40%	to	2.65%	5,290,110	28.29	to	14.14	85,283,835	1.58%	11.30%	to	8.78%
2019	0.40%	to	2.65%	5,922,543	25.42	to	13.00	86,840,145	3.55%	19.38%	to	16.68%
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.40%	to	2.85%	9,298,572	9.61	to	8.22	81,577,433	8.49%	-5.66%	to	-7.98%
2019	0.40%	to	2.85%	10,542,396	10.19	to	8.94	99,271,236	7.08%	1.60%	to	-0.89%
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.40%	to	2.85%	11,593,508	24.93	to	14.63	205,226,747	5.76%	0.29%	to	-2.18%
2019	0.40%	to	2.85%	13,162,556	24.86	to	14.95	234,316,579	5.37%	15.59%	to	12.75%
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2020	0.40%	to	0.60%	61,910	14.63	to	14.41	902,001	2.21%	-4.84%	to	-5.04%
2019	0.40%	to	0.60%	92,937	15.38	to	15.17	1,423,693	1.65%	23.87%	to	23.62%
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2020	0.95%	to	2.50%	724,995	40.42	to	36.80	32,143,688	1.27%	14.87%	to	13.07%
2019	0.95%	to	2.50%	884,745	35.18	to	32.55	34,343,613	1.25%	28.00%	to	26.00%
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2020	0.40%	to	0.60%	144,610	11.74	to	11.56	1,693,689	4.57%	3.02%	to	2.81%
2019	0.40%	to	0.60%	133,696	11.40	to	11.25	1,518,227	5.33%	7.62%	to	7.41%
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.40%	to	2.90%	1,718,366	27.07	to	32.61	77,109,801	1.58%	4.77%	to	2.14%
2019	0.40%	to	2.90%	1,819,674	25.84	to	31.92	78,816,890	1.06%	25.84%	to	22.68%
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.75%	to	2.45%	1,212,614	9.14	to	18.44	26,415,652	3.43%	-1.90%	to	-3.58%
2019	0.75%	to	2.45%	1,265,143	9.31	to	19.12	28,311,161	1.72%	11.68%	to	9.77%
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.40%	to	2.50%	755,358	13.11	to	12.11	9,889,514	0.28%	3.70%	to	1.51%
2019	0.40%	to	2.50%	818,810	12.64	to	11.93	10,469,053	1.44%	11.49%	to	9.14%
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	1.30%	to	2.10%	184,874	10.64	to	10.41	1,959,895	2.17%	5.33%	to	4.48%
2019	1.30%	to	2.10%	161,311	10.10	to	9.97	1,625,373	4.29%	7.41%	to	6.54%
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2020	0.40%	to	0.60%	24,309	21.16	to	20.84	512,441	0.00%	7.93%	to	7.71%
2019	0.40%	to	0.60%	27,823	19.61	to	19.35	543,956	0.16%	24.03%	to	23.79%
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017			0.40%	34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2020			0.40%	677			10.18	6,889	0.86%	4.51%	to	4.51%
2019			0.40%	637			9.74	6,202	0.58%	5.12%	to	5.12%
2018			0.40%	565			9.26	5,233	0.00%	-7.38%	to	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.40%	to	2.55%	1,324,632	11.41	to	9.65	13,727,695	1.32%	6.96%	to	4.65%
2019	0.40%	to	2.55%	1,412,374	10.67	to	9.22	13,862,116	2.36%	4.59%	to	2.34%
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.80%	to	2.35%	189,471	34.69	to	30.26	6,224,889	0.00%	40.86%	to	38.66%
2019	0.80%	to	2.35%	202,090	24.63	to	21.82	4,736,807	0.00%	35.33%	to	33.22%
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.40%	to	0.60%	18,480	14.30	to	14.09	263,316	8.33%	9.78%	to	9.56%
2019	0.40%	to	0.60%	15,517	13.03	to	12.86	201,364	0.00%	14.75%	to	14.51%
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2020	0.40%	to	2.75%	878,800	19.42	to	15.79	15,253,477	0.48%	8.50%	to	5.94%
2019	0.40%	to	2.75%	923,919	17.90	to	14.90	14,967,027	0.22%	24.54%	to	21.60%
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.80%	to	1.40%	715,516	22.95	to	20.25	14,759,687	0.04%	39.56%	to	38.72%
2019	0.80%	to	1.40%	815,351	16.44	to	14.59	12,110,104	0.00%	38.25%	to	37.41%
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2020	0.65%	to	2.50%	1,174,026	14.73	to	14.54	17,195,800	0.00%	47.27%	to	45.43%	****
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2020	0.80%	to	1.40%	713,808	19.83	to	18.60	17,447,533	3.20%	8.83%	to	8.17%
2019	0.80%	to	1.40%	696,890	18.22	to	17.19	15,381,560	3.37%	8.65%	to	7.99%
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.40%	to	1.40%	459,751	24.32	to	25.45	11,831,165	1.46%	13.49%	to	12.35%
2019	0.40%	to	1.40%	512,894	21.43	to	22.65	11,737,375	1.08%	31.55%	to	30.23%
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2020	0.00%	to	2.90%	4,716,638	-	to	28.32	181,677,490	1.14%	0.00%	to	10.40%
2019	0.40%	to	2.90%	5,494,477	24.77	to	25.65	188,895,345	0.82%	31.21%	to	27.92%
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.40%	to	1.40%	1,444,320	23.79	to	98.26	150,555,876	0.69%	27.13%	to	25.85%
2019	0.40%	to	1.40%	1,606,006	18.72	to	78.08	133,050,649	0.91%	31.26%	to	29.94%
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.65%	to	2.80%	2,557,041	19.96	to	41.19	136,993,181	0.43%	26.51%	to	23.77%
2019	0.65%	to	2.80%	2,963,169	15.78	to	33.28	126,384,297	0.67%	30.60%	to	27.77%
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.40%	to	0.60%	104,238	16.77	to	16.52	1,740,026	0.90%	21.02%	to	20.77%
2019	0.40%	to	0.60%	124,703	13.86	to	13.68	1,722,366	1.04%	28.09%	to	27.83%
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	2.85%	5,258,596	12.89	to	11.88	68,309,809	0.63%	28.93%	to	17.59%
2019	1.10%	to	2.85%	5,652,376	11.17	to	10.10	61,577,746	0.71%	26.54%	to	24.31%
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2020	0.80%	to	1.40%	587,607	34.93	to	34.27	25,020,942	2.09%	13.94%	to	13.25%
2019	0.80%	to	1.40%	618,103	30.66	to	30.26	23,174,078	2.25%	16.57%	to	15.87%
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.80%	to	1.40%	136,629	11.87	to	11.29	1,556,211	5.65%	2.57%	to	1.95%
2019	0.80%	to	1.40%	152,056	11.57	to	11.07	1,696,709	3.69%	9.92%	to	9.25%
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	0.75%	to	2.25%	426,549	11.67	to	10.31	4,692,036	5.34%	2.22%	to	0.67%
2019	0.75%	to	2.25%	550,096	11.42	to	10.24	5,970,206	3.35%	9.78%	to	8.12%
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.80%	to	1.40%	200,490	29.31	to	26.81	5,442,363	0.62%	18.97%	to	18.25%
2019	0.80%	to	1.40%	221,936	24.64	to	22.68	5,091,127	0.21%	25.46%	to	24.70%
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2020	0.00%	to	2.85%	2,140,606	-	to	39.30	113,886,441	0.36%	0.00%	to	16.23%
2019	0.40%	to	2.85%	2,265,629	27.15	to	33.81	102,406,393	0.00%	25.63%	to	22.54%
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.40%	to	2.85%	7,535,428	22.53	to	16.85	145,790,113	1.97%	13.42%	to	10.63%
2019	0.40%	to	2.85%	8,769,928	19.87	to	15.23	151,627,922	2.06%	21.29%	to	18.31%
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.40%	to	0.60%	12,952	4.08	to	4.06	52,658	1.91%	-37.09%	to	-37.21%
2019			0.40%	1,519			6.49	9,861	0.00%			3.06%
2018			0.40%	372			6.30	2,343	0.00%			-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.40%	to	2.85%	4,488,157	13.77	to	12.79	63,866,020	7.23%	5.60%	to	3.01%
2019	0.40%	to	2.85%	5,342,452	13.04	to	12.41	72,891,772	6.66%	10.75%	to	8.02%
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.40%	to	2.85%	6,085,246	35.83	to	28.88	196,974,311	0.00%	48.41%	to	44.76%
2019	0.40%	to	2.85%	5,847,898	24.15	to	19.95	128,785,824	0.00%	37.39%	to	34.01%
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020			0.60%	573			20.28	11,618	1.44%	15.01%	to	15.01%
2019	0.40%	to	0.60%	567			17.63	9,996	3.59%	22.50%	to	22.50%
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017			0.60%	584			15.12	8,833	0.50%			19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	1270.00%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2020	0.00%	to	0.40%	143,515	-	to	19.30	2,769,683	1.65%	0.00%	to	1930.00%
2019			0.40%	64,536			17.20	1,109,891	2.15%			14.20%
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	0.40%	to	0.60%	1,459,120	24.89	to	24.34	36,310,730	1.81%	14.66%	to	14.43%
2019	0.40%	to	0.60%	1,964,771	21.70	to	21.27	42,643,759	2.75%	20.91%	to	20.67%
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2020	0.40%	to	0.60%	296,203	16.05	to	15.81	4,735,681	1.42%	9.28%	to	9.06%
2019	0.40%	to	0.60%	376,811	14.68	to	14.50	5,519,034	2.37%	18.82%	to	18.58%
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2020	0.00%	to	0.60%	252,545	-	to	20.70	5,345,758	1.84%	0.00%	to	12.84%
2019	0.40%	to	0.60%	275,259	18.73	to	18.35	5,153,543	2.33%	16.38%	to	16.14%
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	0.40%	to	0.60%	90,018	14.66	to	14.45	1,317,329	1.60%	9.17%	to	8.95%
2019	0.40%	to	0.60%	132,892	13.43	to	13.26	1,782,768	1.68%	14.43%	to	14.20%
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	0.40%	to	0.60%	312,191	15.37	to	15.15	4,763,513	1.34%	8.63%	to	8.41%
2019	0.40%	to	0.60%	355,682	14.15	to	13.97	5,004,356	1.88%	16.86%	to	16.62%
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2020	0.00%	to	0.60%	872,712	-	to	22.38	19,901,998	1.83%	0.00%	to	13.66%
2019	0.40%	to	0.60%	1,090,124	20.10	to	19.69	21,895,578	2.64%	18.58%	to	18.34%
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2020	0.40%	to	2.40%	1,667,764	10.70	to	10.44	17,635,656	1.35%	7.25%	to	5.10%
2019	0.40%	to	1.75%	131,850	9.97	to	9.94	1,312,888	0.00%	-0.27%	to	-0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.80%	to	1.40%	276,962	36.61	to	33.09	9,285,126	1.49%	-0.43%	to	-1.04%
2019	0.80%	to	1.40%	332,614	36.77	to	33.44	11,261,759	1.64%	25.75%	to	24.99%
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.40%	to	2.20%	273,700	13.80	to	32.80	10,116,328	1.48%	13.57%	to	11.52%
2019	0.40%	to	2.20%	313,524	12.15	to	29.41	9,799,803	1.64%	21.78%	to	19.58%
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.40%	to	2.75%	2,750,213	40.15	to	57.92	157,842,388	0.17%	38.48%	to	35.21%
2019	0.40%	to	2.75%	3,296,707	28.99	to	42.83	138,633,314	0.02%	36.30%	to	33.09%
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.40%	to	2.85%	7,902,412	12.13	to	10.53	90,145,783	2.42%	9.81%	to	7.11%
2019	0.40%	to	2.85%	6,400,630	11.04	to	9.83	67,151,605	2.87%	8.84%	to	6.16%
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.40%	to	2.85%	6,692,192	51.19	to	44.03	255,649,680	0.00%	50.13%	to	46.44%
2019	0.40%	to	2.85%	6,662,451	34.10	to	30.07	175,244,593	0.40%	44.24%	to	40.69%
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.75%	to	2.65%	1,470,600	13.08	to	30.31	36,077,653	1.20%	15.15%	to	12.95%
2019	0.75%	to	2.65%	1,702,037	11.36	to	26.84	36,738,733	1.83%	25.76%	to	23.35%
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.40%	to	1.15%	73,688	31.49	to	29.72	2,299,064	0.00%	18.71%	to	26.93%
2019	0.40%	to	0.60%	77,654	26.53	to	26.17	2,053,042	0.05%	34.62%	to	34.35%
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.40%	to	2.80%	4,455,162	10.77	to	9.25	43,856,657	2.64%	-1.67%	to	-4.04%
2019	0.40%	to	2.75%	4,475,407	10.95	to	9.67	45,259,957	0.88%	17.67%	to	14.89%
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2020	0.40%	to	1.45%	74,499	10.87	to	10.33	797,434	3.51%	2.72%	to	3.34%
2019	0.40%	to	0.60%	24,509	10.59	to	10.55	259,230	3.20%	4.64%	to	4.43%
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.40%	to	2.85%	5,558,265	11.82	to	10.53	62,781,398	2.63%	7.00%	to	4.37%
2019	0.40%	to	2.85%	4,806,220	11.05	to	10.09	51,206,073	2.87%	7.98%	to	5.32%
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2020	0.40%	to	1.35%	17,232	15.48	to	13.06	264,188	0.43%	35.03%	to	30.58%
2019	0.40%	to	0.60%	7,458	11.46	to	11.43	85,441	1.01%	21.54%	to	21.30%
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2020	0.95%	to	2.30%	323,675	21.66	to	20.01	6,781,997	0.22%	21.04%	to	19.39%
2019	0.95%	to	2.30%	391,705	17.89	to	16.76	6,823,648	0.34%	38.26%	to	36.37%
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.40%	to	2.80%	2,835,105	35.39	to	28.65	91,032,268	0.00%	45.00%	to	41.51%
2019	0.40%	to	2.80%	3,012,031	24.41	to	20.25	67,089,712	0.00%	40.71%	to	37.32%
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	1.15%	to	2.40%	151,059	13.34	to	13.22	2,009,809	0.83%	33.36%	to	32.23%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	1.15%	to	2.40%	303,787	13.65	to	13.53	4,126,462	0.42%	36.49%	to	35.34%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.40%	to	2.90%	9,837,182	24.56	to	29.12	380,449,667	1.35%	2.81%	to	0.23%
2019	0.40%	to	2.90%	10,092,360	23.89	to	29.05	383,956,790	1.87%	28.99%	to	25.75%
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2020	0.40%	to	2.50%	1,108,316	12.57	to	12.13	13,698,901	1.46%	15.04%	to	12.61%
2019	0.60%	to	2.00%	208,542	10.91	to	10.81	2,261,362	0.64%	9.09%	to	8.06%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.40%	to	2.85%	12,241,240	29.15	to	22.36	316,939,311	0.78%	19.73%	to	16.78%
2019	0.40%	to	2.85%	13,810,529	24.35	to	19.14	301,384,233	1.46%	25.15%	to	22.07%
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2020	1.15%	to	1.45%	28,447	10.49	to	10.47	298,097	0.88%	4.91%	to	4.73%	****
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2020	0.40%	to	0.60%	13,983	16.64	to	16.39	230,456	2.34%	5.20%	to	4.99%
2019	0.40%	to	0.60%	13,924	15.82	to	15.61	218,369	3.78%	24.30%	to	24.05%
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2020			0.40%	516			12.22	6,307	0.00%	6.95%	to	6.95%
2019			0.40%	575			11.43	6,572	0.99%	5.74%	to	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.80%	to	1.40%	37,333	36.69	to	31.82	1,205,965	4.52%	4.70%	to	4.07%
2019	0.80%	to	1.40%	42,170	35.04	to	30.58	1,309,121	5.32%	13.34%	to	12.65%
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2020	0.40%	to	1.85%	28,858	12.18	to	25.59	523,594	4.44%	5.11%	to	3.58%
2019	0.40%	to	1.85%	33,426	11.59	to	24.70	575,441	5.27%	13.71%	to	12.06%
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2020	0.40%	to	2.40%	1,024,329	12.18	to	10.86	11,680,553	1.41%	-1.83%	to	-3.80%
2019	0.40%	to	2.85%	1,125,057	12.41	to	11.05	13,205,984	2.56%	27.36%	to	24.22%
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2020	0.95%	to	2.45%	626,449	17.30	to	13.11	9,812,067	2.68%	6.53%	to	4.91%
2019	0.95%	to	2.45%	714,861	16.24	to	12.50	10,538,872	3.82%	9.56%	to	7.90%
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.80%	to	1.40%	146,420	17.17	to	15.70	2,329,063	2.67%	6.94%	to	6.29%
2019	0.80%	to	1.40%	181,090	16.05	to	14.78	2,706,989	4.20%	9.99%	to	9.33%
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2020	0.40%	to	2.55%	27,077	10.48	to	9.18	275,094	4.48%	-15.19%	to	-17.02%
2019	0.40%	to	2.55%	28,285	12.35	to	11.06	341,682	2.65%	17.58%	to	15.05%
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.40%	to	2.80%	984,962	11.14	to	10.44	10,660,727	2.51%	3.33%	to	0.84%
2019	0.40%	to	2.80%	825,933	10.78	to	10.35	8,739,047	4.00%	6.16%	to	3.60%
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.40%	to	0.60%	246,406	20.29	to	19.98	4,972,990	1.85%	3.21%	to	3.01%
2019	0.40%	to	0.60%	224,130	19.66	to	19.40	4,386,568	1.93%	26.80%	to	26.55%
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2020	0.40%	to	2.90%	10,097,888	24.47	to	25.56	365,770,918	1.64%	2.93%	to	0.35%
2019	0.40%	to	2.90%	9,239,208	23.78	to	25.47	327,350,159	1.75%	26.50%	to	23.32%
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.40%	to	2.90%	10,223,988	14.03	to	10.50	185,949,751	2.08%	5.66%	to	3.01%
2019	0.40%	to	2.90%	9,956,482	13.28	to	10.20	171,404,321	2.19%	5.85%	to	3.19%
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2020	1.15%	to	1.45%	25,052	10.00	to	9.98	250,474	1.61%	-0.01%	to	-0.18%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.40%	to	1.40%	320,088	13.44	to	28.35	8,442,330	1.88%	12.85%	to	11.71%
2019	0.40%	to	1.40%	374,687	11.91	to	25.38	8,798,661	2.37%	22.45%	to	21.22%
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	0.75%	to	2.80%	1,426,598	13.42	to	30.35	54,869,952	1.71%	12.15%	to	9.83%
2019	0.75%	to	2.80%	1,580,746	11.97	to	27.63	54,828,054	2.19%	21.75%	to	19.23%
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.40%	to	1.40%	812,767	14.88	to	17.06	13,883,721	1.19%	7.52%	to	6.44%
2019	0.40%	to	1.40%	887,888	13.84	to	16.02	14,250,205	2.48%	18.64%	to	17.45%
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.40%	to	3.00%	324,647,280	32.06	to	17.23	7,049,209,443	1.48%	11.55%	to	8.64%
2019	0.40%	to	3.00%	344,268,967	28.74	to	15.86	6,765,651,488	1.62%	20.30%	to	17.16%
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.40%	to	3.00%	276,402,530	14.31	to	10.51	3,685,516,787	2.04%	8.77%	to	5.93%
2019	0.40%	to	3.00%	271,821,075	13.16	to	9.92	3,361,868,173	1.89%	8.55%	to	5.71%
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.40%	to	2.85%	14,118,865	30.18	to	25.24	434,739,348	0.65%	29.41%	to	26.23%
2019	0.40%	to	2.85%	15,592,346	23.32	to	19.99	374,098,028	0.65%	34.24%	to	30.94%
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.40%	to	3.00%	168,241,669	28.24	to	18.71	3,919,388,576	1.64%	12.63%	to	9.69%
2019	0.40%	to	3.00%	175,046,931	25.07	to	17.05	3,652,605,180	1.33%	25.16%	to	21.90%
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.40%	to	2.85%	25,071,030	40.85	to	31.66	966,546,811	0.72%	50.89%	to	47.18%
2019	0.40%	to	2.85%	24,941,956	27.07	to	21.51	643,170,424	0.35%	29.76%	to	26.57%
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.40%	to	3.05%	21,662,629	21.14	to	22.76	680,589,652	0.22%	11.88%	to	8.90%
2019	0.40%	to	3.05%	23,851,697	18.90	to	20.90	680,301,892	2.00%	21.34%	to	18.11%
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.40%	to	3.00%	33,896,875	17.74	to	15.41	694,408,915	0.13%	8.12%	to	5.30%
2019	0.40%	to	3.00%	37,248,051	16.40	to	14.63	713,356,346	2.14%	13.03%	to	10.08%
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020			0.80%	58,407			13.34	779,131	1.88%	33.40%	to	33.40%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	0.40%	to	2.85%	48,566,757	25.87	to	21.38	1,149,853,307	1.83%	17.38%	to	14.49%
2019	0.40%	to	2.85%	42,214,877	22.04	to	18.67	859,690,531	1.96%	30.32%	to	27.11%
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.40%	to	2.95%	5,444,327	34.36	to	25.73	182,634,042	0.23%	12.36%	to	9.49%
2019	0.40%	to	2.95%	5,158,120	30.58	to	23.50	159,314,343	1.94%	23.24%	to	20.08%
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.40%	to	2.85%	41,318,029	16.37	to	12.50	672,943,697	0.10%	6.29%	to	3.67%
2019	0.40%	to	2.70%	37,616,534	15.40	to	12.62	581,852,781	2.16%	9.09%	to	6.58%
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.40%	to	3.00%	81,355,743	19.65	to	18.90	2,038,626,438	0.14%	9.90%	to	7.03%
2019	0.40%	to	3.00%	90,632,346	17.88	to	17.66	2,089,633,792	2.13%	17.27%	to	14.21%
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.40%	to	1.35%	264,872	14.10	to	13.10	3,686,854	2.59%	6.91%	to	22.05%
2019	0.40%	to	0.60%	211,198	13.19	to	13.01	2,759,169	3.29%	20.93%	to	20.69%
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2020	0.40%	to	2.60%	9,445,312	12.36	to	10.30	114,470,863	2.24%	6.70%	to	4.34%
2019	0.40%	to	2.65%	9,034,263	11.58	to	9.81	103,403,145	3.26%	20.72%	to	17.99%
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.40%	to	2.55%	2,186,012	13.54	to	21.31	55,741,170	5.16%	5.59%	to	3.31%
2019	0.40%	to	2.55%	2,399,886	12.83	to	20.63	58,538,108	5.38%	14.28%	to	11.82%
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	0.40%	to	2.85%	82,866,264	14.80	to	12.22	1,133,179,918	0.12%	5.90%	to	3.30%
2019	0.40%	to	2.85%	84,974,755	13.97	to	11.83	1,108,144,785	2.18%	14.79%	to	11.96%
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	0.40%	to	2.85%	37,020,430	13.90	to	11.48	474,999,659	0.12%	4.14%	to	1.58%
2019	0.40%	to	2.85%	38,077,091	13.34	to	11.30	473,812,981	2.21%	12.55%	to	9.78%
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.40%	to	2.80%	6,342,096	31.14	to	38.29	302,651,452	1.23%	12.66%	to	9.95%
2019	0.40%	to	2.80%	6,253,581	27.64	to	34.82	269,028,856	1.35%	25.15%	to	22.13%
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2020	0.95%	to	1.45%	62,726	12.93	to	12.89	810,170	2.28%	29.30%	to	28.92%	****
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.40%	to	2.85%	11,993,333	16.22	to	13.12	217,929,488	3.43%	3.64%	to	1.09%
2019	0.40%	to	2.85%	12,526,039	15.65	to	12.98	221,164,763	4.71%	8.73%	to	6.06%
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2020	0.40%	to	2.85%	182,897,951	14.75	to	12.55	2,526,975,458	1.17%	6.66%	to	4.04%
2019	0.40%	to	2.85%	176,138,480	13.83	to	12.07	2,302,956,756	1.84%	18.49%	to	15.58%
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2020	0.40%	to	2.75%	36,831,256	16.95	to	14.53	587,199,971	1.18%	6.55%	to	4.04%
2019	0.40%	to	2.80%	34,382,199	15.91	to	13.92	519,086,570	1.66%	21.49%	to	18.57%
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2020	0.40%	to	2.85%	95,679,487	14.85	to	12.27	1,310,905,950	0.79%	6.93%	to	4.30%
2019	0.40%	to	2.85%	99,738,845	13.88	to	11.76	1,290,791,219	2.56%	14.95%	to	12.13%
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2020	0.40%	to	2.85%	45,036,369	13.96	to	11.54	580,239,111	0.64%	4.62%	to	2.05%
2019	0.40%	to	2.85%	46,655,575	13.35	to	11.30	580,249,932	2.48%	13.40%	to	10.61%
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.40%	to	1.95%	1,020,100	10.22	to	10.03	10,307,720	0.31%	1.10%	to	-0.47%
2019	1.15%	to	1.65%	101,281	10.09	to	10.08	1,021,589	0.23%	0.93%	to	0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2020	0.40%	to	1.95%	845,327	13.79	to	13.53	11,526,108	0.64%	25.49%	to	23.54%
2019	1.15%	to	1.30%	62,371	10.97	to	10.96	683,897	0.29%	9.68%	to	9.65%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.80%	to	1.40%	1,049,515	32.71	to	30.47	32,282,086	1.61%	0.68%	to	0.07%
2019	0.80%	to	1.40%	1,253,024	32.49	to	30.45	38,480,817	2.62%	25.94%	to	25.18%
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	0.40%	to	2.85%	2,517,282	33.58	to	25.11	74,166,607	1.02%	0.99%	to	-1.50%
2019	0.40%	to	2.85%	5,755,354	33.25	to	25.49	170,119,274	2.51%	26.18%	to	23.07%
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.80%	to	1.40%	332,668	11.83	to	11.80	3,927,929	1.47%	18.26%	to	18.05%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.40%	to	2.85%	13,722,206	11.84	to	11.75	161,881,573	1.40%	18.36%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.40%	to	0.60%	231,948	11.75	to	11.68	2,714,664	2.37%	6.77%	to	6.55%
2019	0.40%	to	0.60%	80,401	11.00	to	10.97	883,729	5.57%	7.96%	to	7.75%
2018			0.60%	16,971			10.18	172,727	2.90%	1.78%	to	1.78%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.80%	to	1.40%	261,460	15.70	to	14.54	3,839,980	2.47%	6.16%	to	5.51%
2019	0.80%	to	1.40%	262,668	14.79	to	13.78	3,651,738	3.23%	8.07%	to	7.42%
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	0.40%	to	2.90%	7,660,242	16.24	to	11.59	106,635,122	2.42%	6.34%	to	3.68%
2019	0.40%	to	2.90%	7,488,952	15.27	to	11.18	99,051,022	2.79%	8.26%	to	5.55%
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.40%	to	2.95%	135,712,156	21.78	to	14.58	2,393,718,334	0.97%	11.02%	to	8.18%
2019	0.40%	to	2.95%	149,287,227	19.62	to	13.48	2,397,275,270	2.79%	19.76%	to	16.69%
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.40%	to	2.85%	51,890,412	17.04	to	11.59	720,439,570	0.25%	7.16%	to	4.53%
2019	0.40%	to	2.85%	47,160,771	15.90	to	11.09	617,094,844	2.48%	10.23%	to	7.52%
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.40%	to	2.75%	17,555,860	22.56	to	15.32	314,337,550	1.08%	11.81%	to	9.17%
2019	0.40%	to	2.75%	19,173,402	20.18	to	14.03	310,244,835	2.79%	21.74%	to	18.87%
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.40%	to	2.95%	45,209,068	18.49	to	12.78	700,538,949	0.56%	8.62%	to	5.84%
2019	0.40%	to	2.95%	49,936,654	17.02	to	12.07	719,567,509	2.57%	13.84%	to	10.93%
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.40%	to	3.40%	136,791,709	20.68	to	13.20	2,317,991,926	0.84%	10.25%	to	6.93%
2019	0.40%	to	3.40%	152,335,696	18.76	to	12.35	2,366,315,044	2.70%	17.67%	to	14.13%
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.40%	to	2.70%	4,648,789	33.17	to	15.74	84,142,232	1.16%	12.11%	to	9.52%
2019	0.40%	to	2.70%	4,425,266	29.59	to	14.37	72,133,662	2.82%	23.46%	to	20.61%
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.40%	to	3.10%	124,798,101	19.47	to	13.06	2,020,186,357	0.69%	9.24%	to	6.28%
2019	0.40%	to	3.10%	136,546,286	17.82	to	12.29	2,043,288,342	2.61%	15.71%	to	12.58%
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.40%	to	2.95%	77,619,638	22.61	to	16.71	1,554,393,423	0.13%	8.97%	to	6.18%
2019	0.40%	to	2.95%	82,100,866	20.75	to	15.74	1,523,490,816	2.18%	14.88%	to	11.94%
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.40%	to	2.65%	56,780,594	28.10	to	21.53	1,407,641,163	0.18%	11.17%	to	8.66%
2019	0.40%	to	2.65%	62,012,665	25.28	to	19.81	1,397,418,551	2.05%	19.46%	to	16.76%
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.40%	to	2.30%	1,262,379	11.24	to	10.89	13,958,969	1.97%	6.70%	to	4.66%
2019	0.40%	to	2.10%	241,170	10.54	to	10.42	2,523,618	2.02%	5.37%	to	4.17%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	0.40%	to	2.10%	841,583	12.50	to	12.14	10,357,268	2.36%	15.30%	to	13.33%
2019	0.40%	to	2.10%	205,941	10.84	to	10.72	2,218,214	0.99%	8.40%	to	7.16%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.40%	to	2.80%	3,984,946	13.00	to	9.19	43,019,167	0.97%	7.25%	to	4.67%
2019	0.40%	to	2.75%	4,290,709	12.12	to	8.83	43,690,147	2.31%	18.44%	to	15.64%
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.40%	to	2.85%	5,540,378	17.78	to	12.71	83,780,048	2.68%	8.60%	to	5.93%
2019	0.40%	to	2.85%	4,758,362	16.37	to	11.99	67,267,324	2.88%	9.16%	to	6.47%
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2020	0.40%	to	2.85%	26,645,007	14.26	to	11.71	339,221,529	3.04%	14.09%	to	11.28%
2019	0.40%	to	2.85%	27,691,497	12.50	to	10.53	311,900,255	0.55%	14.49%	to	11.67%
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.80%	to	1.40%	1,713,719	19.11	to	18.35	31,616,626	1.00%	49.83%	to	48.93%
2019	0.80%	to	1.40%	1,793,593	12.75	to	12.32	22,197,089	1.24%	32.08%	to	31.29%
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	0.00%	to	2.90%	6,589,562	-	to	16.54	129,813,503	0.73%	0.00%	to	46.39%
2019	0.40%	to	2.90%	7,384,663	16.17	to	11.30	98,572,728	0.93%	32.31%	to	28.99%
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.80%	to	1.40%	172,168	11.76	to	11.75	2,022,842	0.00%	17.62%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.40%	to	2.85%	5,062,128	11.77	to	11.71	59,459,292	0.00%	17.73%	to	17.12%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.80%	to	1.40%	332,711	32.81	to	30.39	10,220,466	0.00%	29.05%	to	28.27%
2019	0.80%	to	1.40%	382,086	25.43	to	23.69	9,152,537	3.89%	29.49%	to	28.70%
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.00%	to	2.90%	4,493,641	-	to	24.30	130,518,305	0.00%	0.00%	to	26.15%
2019	0.40%	to	2.90%	5,293,739	26.12	to	19.26	120,096,282	3.80%	29.70%	to	26.44%
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2020			1.35%	12,575			9.92	124,759	0.00%	-0.79%	to	-0.79%	****
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.80%	to	1.40%	6,775,511	40.62	to	37.61	257,743,310	0.00%	59.61%	to	58.65%
2019	0.80%	to	1.40%	7,457,247	25.45	to	23.71	178,638,041	0.00%	36.16%	to	35.33%
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.00%	to	2.90%	4,474,872	-	to	29.99	160,767,539	0.00%	0.00%	to	55.85%
2019	0.40%	to	2.90%	5,672,388	25.37	to	19.24	128,521,809	0.00%	36.29%	to	32.87%
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2020	0.40%	to	0.60%	29,163	18.79	to	18.51	544,476	2.16%	-1.47%	to	-1.67%
2019	0.40%	to	0.60%	34,208	19.07	to	18.82	648,555	2.31%	23.48%	to	23.23%
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%	to	2.90%	9,633,785	-	to	18.12	211,836,954	2.07%	0.00%	to	-4.01%
2019	0.40%	to	2.90%	10,260,963	26.05	to	18.88	231,565,828	2.20%	23.35%	to	20.26%
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.80%	to	1.40%	3,252,837	25.49	to	23.60	77,486,527	0.43%	12.64%	to	11.96%
2019	0.80%	to	1.40%	3,565,898	22.63	to	21.08	75,809,329	0.64%	27.05%	to	26.28%
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.40%	to	2.85%	1,943,145	26.11	to	19.23	44,522,365	0.33%	12.95%	to	10.17%
2019	0.40%	to	2.85%	2,102,879	23.12	to	17.45	43,109,027	0.55%	27.57%	to	24.44%
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.80%	to	1.40%	81,191	26.33	to	24.38	2,003,750	0.79%	12.45%	to	11.77%
2019	0.80%	to	1.40%	95,317	23.42	to	21.82	2,102,708	0.81%	25.00%	to	24.24%
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.00%	to	2.90%	4,286,078	-	to	19.87	102,250,745	0.74%	0.00%	to	10.05%
2019	0.40%	to	2.90%	4,925,653	25.49	to	18.05	105,164,967	0.70%	25.54%	to	22.39%
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.40%	to	1.40%	9,063,806	20.96	to	46.60	424,894,407	1.34%	18.42%	to	17.23%
2019	0.40%	to	1.40%	9,975,304	17.70	to	39.75	398,939,922	1.69%	37.07%	to	35.69%
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	0.40%	to	2.85%	6,655,943	50.88	to	38.05	297,599,928	1.08%	18.05%	to	15.15%
2019	0.40%	to	2.85%	7,991,334	43.10	to	33.04	305,253,784	1.51%	36.78%	to	33.42%
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.80%	to	1.40%	2,176,770	18.29	to	16.94	37,235,512	1.51%	-6.14%	to	-6.71%
2019	0.80%	to	1.40%	2,444,964	19.49	to	18.15	44,800,326	1.67%	29.66%	to	28.87%
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2020	0.00%	to	2.85%	4,728,963	-	to	13.58	75,696,655	1.23%	0.00%	to	-8.39%
2019	0.40%	to	2.85%	5,671,543	40.07	to	14.82	97,626,272	1.56%	29.92%	to	26.73%
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.40%	to	2.80%	7,070,809	22.31	to	18.50	144,650,552	0.97%	18.84%	to	15.98%
2019	0.40%	to	2.80%	6,508,380	18.77	to	15.95	113,046,259	0.98%	24.46%	to	21.46%
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.40%	to	2.85%	15,054,408	12.28	to	8.93	160,138,621	1.64%	2.42%	to	-0.10%
2019	0.40%	to	2.85%	14,111,650	11.99	to	8.94	147,972,960	2.25%	3.67%	to	1.12%
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.00%	to	2.90%	12,054,637	-	to	13.51	192,611,982	1.36%	0.00%	to	2.13%
2019	0.40%	to	2.90%	12,319,345	17.35	to	13.23	189,880,932	2.46%	12.04%	to	9.22%
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	to	2.80%	57,534,586	-	to	7.27	673,618,552	0.20%	0.00%	to	-2.56%
2019	0.40%	to	2.75%	43,262,098	10.08	to	7.53	503,101,231	1.75%	1.37%	to	-1.02%
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.40%	to	1.40%	716,499	23.40	to	90.96	65,038,038	0.02%	22.20%	to	20.97%
2019	0.40%	to	1.40%	806,570	19.15	to	75.19	60,484,876	0.07%	25.15%	to	23.89%
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.00%	to	2.85%	928,880	-	to	35.56	45,295,758	0.02%	0.00%	to	18.87%
2019	0.40%	to	2.85%	1,019,467	23.67	to	29.92	41,289,671	0.00%	24.85%	to	21.78%
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.80%	to	1.40%	366,187	26.21	to	23.12	8,666,508	0.00%	39.76%	to	38.92%
2019	0.80%	to	1.40%	385,691	18.76	to	16.65	6,568,627	0.00%	34.63%	to	33.81%
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	0.40%	to	2.85%	1,064,256	31.54	to	34.61	50,240,174	0.00%	39.95%	to	36.51%
2019	0.40%	to	2.85%	1,200,642	22.53	to	25.36	40,915,829	0.00%	34.84%	to	31.52%
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.40%	to	1.40%	511,393	17.47	to	42.95	21,823,005	0.07%	4.73%	to	3.68%
2019	0.40%	to	1.40%	571,880	16.68	to	41.43	23,770,709	1.03%	18.52%	to	17.33%
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.00%	to	2.85%	958,037	-	to	28.35	37,813,407	0.00%	0.00%	to	1.96%
2019	0.40%	to	2.85%	927,362	23.36	to	27.80	35,485,822	0.87%	18.22%	to	15.31%
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.80%	to	1.40%	854,052	61.55	to	64.47	130,225,742	1.13%	9.47%	to	8.81%
2019	0.80%	to	1.40%	937,161	56.22	to	59.25	130,888,989	1.14%	28.27%	to	27.50%
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	0.00%	to	2.90%	2,909,367	-	to	27.41	109,423,208	0.88%	0.00%	to	6.86%
2019	0.40%	to	2.90%	3,243,676	23.82	to	25.65	112,585,840	0.92%	28.51%	to	25.28%
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2020	1.25%	to	2.25%	6,331	19.30	to	16.45	114,213	0.50%	11.17%	to	10.04%
2019	1.25%	to	2.25%	7,137	17.36	to	14.95	116,470	0.15%	26.09%	to	24.81%
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.80%	to	2.50%	62,642	20.67	to	51.46	3,763,408	0.00%	38.59%	to	36.22%
2019	0.80%	to	2.50%	72,408	14.91	to	37.78	3,157,985	0.00%	31.42%	to	29.17%
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.80%	to	2.35%	387,171	38.22	to	35.35	16,216,468	0.60%	18.61%	to	16.75%
2019	0.80%	to	2.35%	446,891	32.22	to	30.27	15,844,032	0.41%	24.88%	to	22.93%
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.40%	to	2.90%	4,872,120	11.51	to	8.15	58,389,512	2.34%	3.04%	to	0.46%
2019	0.40%	to	2.90%	5,359,460	11.17	to	8.11	62,808,951	1.93%	3.27%	to	0.68%
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2020	1.30%	to	2.55%	663,596	12.63	to	11.38	8,101,778	1.83%	4.09%	to	2.77%
2019	1.30%	to	2.55%	851,617	12.13	to	11.07	10,056,420	1.92%	12.69%	to	11.26%
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2020	1.30%	to	2.50%	357,033	13.41	to	12.14	4,591,418	1.77%	3.49%	to	2.23%
2019	1.30%	to	2.50%	407,232	12.96	to	11.87	5,078,242	1.36%	15.12%	to	13.72%
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2020	1.30%	to	2.85%	515,358	13.48	to	11.08	6,654,569	1.85%	4.16%	to	2.52%
2019	1.30%	to	2.85%	597,271	12.94	to	10.81	7,455,381	1.80%	14.38%	to	12.58%
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2020	0.40%	to	0.60%	5,557	10.95	to	10.89	60,602	2.67%	4.28%	to	4.07%
2019	0.40%	to	0.60%	5,450	10.50	to	10.47	57,094	4.33%	4.41%	to	4.20%
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.40%	to	2.80%	3,210,312	12.56	to	11.17	39,742,420	4.84%	7.48%	to	4.89%
2019	0.40%	to	2.80%	3,633,506	11.69	to	10.65	42,412,486	2.81%	11.30%	to	8.62%
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	0.40%	to	2.55%	1,124,699	12.82	to	10.84	13,179,737	4.47%	6.15%	to	3.86%
2019	0.40%	to	2.55%	1,163,994	12.07	to	10.44	12,978,458	4.32%	14.19%	to	11.73%
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.40%	to	2.75%	1,257,045	14.69	to	11.12	16,100,326	5.24%	10.22%	to	7.62%
2019	0.40%	to	2.75%	1,330,616	13.33	to	10.33	15,596,010	1.90%	6.49%	to	3.98%
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2020	0.40%	to	0.60%	44,853	13.37	to	13.16	598,302	5.87%	5.13%	to	4.92%
2019	0.40%	to	0.60%	53,592	12.72	to	12.55	678,593	1.76%	6.58%	to	6.37%
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016			0.40%	10,635			11.46	121,889	1.40%			6.06%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2020	0.40%	to	0.60%	22,789	14.05	to	13.84	319,218	4.69%	5.19%	to	4.98%
2019	0.40%	to	0.60%	19,301	13.36	to	13.18	256,990	4.85%	14.15%	to	13.92%
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2020	0.40%	to	1.15%	158,115	11.50	to	10.78	1,785,712	3.88%	5.96%	to	7.84%
2019			0.40%	23,677			10.86	257,017	3.31%			8.03%
2018			0.40%	1,696			10.05	17,043	0.43%			0.49%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.00%	to	2.90%	33,384,385	-	to	9.75	385,632,417	1.10%	0.00%	to	-0.09%
2019	0.40%	to	2.90%	33,581,573	12.80	to	9.76	382,289,769	2.66%	3.51%	to	0.91%
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2020	0.40%	to	0.60%	44,679	11.21	to	11.03	500,024	1.29%	11.16%	to	10.94%
2019	0.40%	to	0.60%	26,395	10.08	to	9.95	265,577	1.59%	7.89%	to	7.68%
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2020	0.40%	to	0.60%	18,383	5.96	to	5.87	109,299	6.15%	0.82%	to	0.62%
2019	0.40%	to	0.60%	20,926	5.91	to	5.83	123,184	4.29%	10.91%	to	10.68%
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	0.40%	to	2.85%	6,979,158	10.90	to	9.70	72,446,111	1.13%	1.73%	to	-0.77%
2019	0.40%	to	2.85%	6,714,306	10.71	to	9.78	69,148,806	2.37%	2.29%	to	-0.23%
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.40%	to	2.85%	31,967,426	13.66	to	10.74	392,219,285	2.02%	8.10%	to	5.44%
2019	0.40%	to	2.85%	31,717,096	12.64	to	10.18	363,477,084	2.90%	7.81%	to	5.16%
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.40%	to	2.40%	775,830	12.63	to	13.12	10,559,349	1.11%	5.38%	to	3.26%
2019	0.60%	to	2.10%	222,349	11.95	to	12.81	2,895,953	1.96%	29.62%	to	27.67%
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.95%	to	2.45%	296,081	25.34	to	23.68	7,331,681	0.03%	37.39%	to	35.31%
2019	0.95%	to	2.45%	208,365	18.45	to	17.50	3,782,197	0.12%	35.44%	to	33.39%
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2020	0.40%	to	1.85%	61,993	13.59	to	13.45	836,348	0.00%	35.86%	to	34.54%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	1.15%	to	2.85%	527,036	24.55	to	18.07	12,143,675	2.16%	10.81%	to	8.90%
2019	1.15%	to	2.85%	889,855	22.15	to	16.59	18,098,499	1.22%	23.71%	to	21.59%
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2020	0.40%	to	2.55%	690,065	27.13	to	21.73	16,628,460	0.00%	13.68%	to	11.23%
2019	0.40%	to	2.55%	814,651	23.86	to	19.54	17,482,244	0.00%	23.51%	to	20.84%
2018	0.40%	to	2.55%	898,461	19.32	to	16.17	15,775,103	0.63%	-7.55%	to	-9.56%
2017	0.40%	to	2.55%	1,110,094	20.90	to	17.88	21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2020	0.40%	to	0.60%	15,761	14.39	to	14.17	226,558	1.00%	-7.52%	to	-7.71%
2019	0.40%	to	0.60%	17,421	15.56	to	15.35	270,882	0.69%	18.19%	to	17.95%
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.40%	to	2.85%	5,988,488	62.40	to	47.85	330,010,263	0.00%	28.75%	to	25.59%
2019	0.40%	to	2.85%	6,515,519	48.47	to	38.10	281,656,169	0.00%	28.12%	to	24.96%
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2020	0.40%	to	1.45%	67,883	16.88	to	11.02	813,315	1.86%	38.07%	to	10.24%
2019	0.40%	to	0.60%	20,955	12.23	to	12.19	256,083	0.00%	38.19%	to	37.91%	****
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.80%	to	1.40%	222,231	22.90	to	22.33	5,762,387	6.96%	8.05%	to	7.40%
2019	0.80%	to	1.40%	253,821	21.20	to	20.79	6,133,783	0.34%	11.72%	to	11.04%
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.80%	to	1.40%	410,863	41.23	to	35.63	14,922,367	2.02%	16.31%	to	15.61%
2019	0.80%	to	1.40%	493,694	35.44	to	30.82	15,492,202	0.46%	29.55%	to	28.77%
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.80%	to	2.35%	509,129	31.96	to	6.42	10,688,952	0.93%	18.16%	to	16.31%
2019	0.80%	to	2.35%	597,024	27.05	to	5.52	10,480,871	0.00%	10.97%	to	9.24%
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	0.40%	to	2.85%	4,447,956	7.92	to	5.96	29,745,133	0.74%	18.35%	to	15.44%
2019	0.40%	to	2.85%	4,531,754	6.69	to	5.16	25,916,249	0.00%	11.10%	to	8.37%
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15%	to	1.35%	5,849	28.41	to	27.49	162,425	0.54%	26.91%	to	26.65%
2018	1.15%	to	1.35%	5,933	22.39	to	21.70	129,994	0.42%	-14.31%	to	-14.48%
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2020	0.40%	to	1.95%	213,399	10.65	to	10.37	2,251,819	1.42%	-1.94%	to	-3.47%
2019	0.40%	to	2.40%	188,313	10.86	to	10.71	1,687,024	3.33%	8.60%	to	7.14%	****
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2020	1.40%	to	1.75%	403	48.81	to	47.03	19,518	0.00%	41.18%	to	40.68%
2019	1.40%	to	1.75%	403	34.57	to	33.43	13,839	0.00%	35.13%	to	34.65%
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.40%	to	2.75%	2,454,772	63.67	to	45.69	135,764,009	0.00%	57.15%	to	53.45%
2019	0.40%	to	2.75%	2,719,852	40.52	to	29.78	96,591,484	0.00%	24.33%	to	21.40%
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
a)	Form of One-Year Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
b)	Form of Liquidity Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
c)	Form of Nationwide Lifetime Income Track SM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
d)	Form of Nationwide Lifetime Income Rider® ("Nationwide L.inc" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
e)	Form of Nationwide Lifetime Income CaptureSM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 20 to the registration statement (File No. 333-177938) and hereby incorporated by reference.

5)	Variable Annuity Application – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177938) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm

12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm

27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm

42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
9)	Opinion of Counsel – Filed previously on November 14, 2011 with initial registration statement (File No. 333-177938) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 2,435 and 1,982 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15

Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact